As Filed with the Securities and Exchange Commission on April 27, 2016

Registration File Nos. 333-145064

811-08963

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 11	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 42	☑
(Check appropriate box or boxes.)

TIAA-CREF LIFE SEPARATE

ACCOUNT VA-1

(Exact name of registrant)

TIAA-CREF LIFE INSURANCE

COMPANY

(Name of depositor)

730 Third Avenue

New York, NY 10017-3206

(Address of depositor’s principal executive offices)

Depositor’s Telephone Number, including Area Code: (877) 825-0411

Ken Reitz

TIAA-CREF Life Insurance Company

8500 Andrew Carnegie Boulevard, MS C2-08

Charlotte, NC 28262

(704) 988-4455

Nathaniel Kunkle

TIAA-CREF Life Insurance Company

8500 Andrew Carnegie Boulevard, MS C2-08

Charlotte, NC 28262

(704) 988-0371

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2016, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
☐	on May 1, 2016, pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Flexible Premium Deferred Variable Annuity Contract

PROSPECTUS

MAY 1, 2016

INTELLIGENT VARIABLE ANNUITY

Individual Flexible Premium Deferred Variable Annuity Contract Funded Through

TIAA-CREF Life Separate Account VA-1 of TIAA-CREF Life Insurance Company

This prospectus describes information you should know before investing in the Intelligent Variable Annuity, an individual flexible premium deferred variable annuity contract offered by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) and funded through the TIAA-CREF Life Separate Account VA-1 (the “Separate Account”). Before you invest, please read this prospectus carefully, along with the fund prospectuses, and keep it for future reference.

The Contract is designed for individual investors who desire to accumulate funds on a tax-deferred basis for retirement or other long-term investment purposes and to receive future payment of those funds as lifetime income or through other payment options. The Contract is not available for purchase as part of any tax-qualified retirement plan.

Whether the Contract or certain investment options are available to you is subject to approval by regulatory authorities in your state. You may allocate your Premiums and Accumulation Value to the Investment Accounts of the Separate Account, each of which in turn, invests in one of the following mutual funds (“Portfolios”).

TIAA-CREF Life Balanced Fund*

TIAA-CREF Life Bond Fund

TIAA-CREF Life Growth Equity Fund

TIAA-CREF Life Growth & Income Fund

TIAA-CREF Life International Equity Fund

TIAA-CREF Life Large-Cap Value Fund

TIAA-CREF Life Money Market Fund

TIAA-CREF Life Real Estate Securities Fund

TIAA-CREF Life Small-Cap Equity Fund

TIAA-CREF Life Social Choice Equity Fund

TIAA-CREF Life Stock Index Fund

Calamos Growth and Income Portfolio[1]

ClearBridge Variable Aggressive Growth Portfolio—Class I

ClearBridge Variable Small Cap Growth Portfolio—Class I

Credit Suisse Trust—Commodity Return Strategy Portfolio

DFA VA Global Bond Portfolio

DFA VA Global Moderate Allocation Portfolio

DFA VA International Small Portfolio

DFA VA International Value Portfolio

DFA VA Short-Term Fixed Portfolio

DFA VA US Large Value Portfolio

DFA VA US Targeted Value Portfolio

Delaware VIP Diversified Income Series—Standard Class

Delaware VIP International Value Equity Series—Standard Class

Delaware VIP Small Cap Value Series—Standard Class

Franklin Income VIP Fund—Class 1

Franklin Mutual Shares VIP Fund—Class 1

Franklin Small-Mid Cap Growth VIP Fund—Class 1

Janus Aspen Forty Portfolio—Institutional Shares

Janus Aspen Overseas Portfolio—Institutional Shares[2]

Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares[3]

John Hancock Emerging Markets Value Trust

Matson Money Fixed Income VI Portfolio

Matson Money International Equity VI Portfolio

Matson Money U.S. Equity VI Portfolio

MFS Global Equity Series—Initial Class

MFS Growth Series—Initial Class[3]

MFS Massachusetts Investors Growth Stock Portfolio[4]

MFS Utilities Series—Initial Class

Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class

Neuberger Berman Advisers Management Trust Mid Cap

Intrinsic Value Portfolio—I Class

PIMCO VIT All Asset Portfolio—Institutional Class

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class

PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class

PIMCO VIT Real Return Portfolio—Institutional Class

PVC Equity Income Account—Class 1

PVC MidCap Account—Class 1[4]

Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II

Prudential Series Fund—Natural Resources Portfolio—Class II

Prudential Series Fund—Value Portfolio—Class II

Royce Capital Fund Micro-Cap Portfolio—Investment Class

Royce Capital Fund Small-Cap Portfolio—Investment Class

T. Rowe Price® Health Sciences Portfolio I5

T. Rowe Price® Limited-Term Bond Portfolio

Templeton Developing Markets VIP Fund—Class 1

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Equity Index Portfolio

Vanguard VIF High Yield Bond Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF REIT Index Portfolio

Vanguard VIF Small Company Growth Portfolio

Vanguard VIF Total Bond Market Index Portfolio

VY Clarion Global Real Estate Portfolio—Class I

Wanger International

Wanger Select

Wanger USA

Western Asset Variable Global High Yield Bond Portfolio—Class I

[1]   Closed to new investors 7/30/12

[2]   Closed to new investors 2/18/13

[3]   Closed to new investors 2/18/13

[4] Closed to new investors 8/15/13

[5] Effective June 1, 2015, subject to certain exceptions, the Portfolio will be closed to new insurance company relationships. However, the Portfolio will remain available for allocation by new and existing owners of this Contract.

As with all variable annuities, your Accumulation Value can increase or decrease, depending on how well the Investment Account’s Portfolio investment performs over time. TIAA-CREF Life doesn’t guarantee the investment performance of the Portfolios or the Investment Accounts, and you bear the entire investment risk.

Separate prospectuses for the Portfolios provide more information about the Portfolios listed above. Note that the prospectuses for the Portfolios may provide information for other portfolios that are not available through the Contract. When you consult the Portfolio prospectuses, you should be careful to refer only to the information regarding the Portfolios listed above.

More information about the Separate Account and the Contract is on file with the Securities and Exchange Commission (“SEC”) in a “Statement of Additional Information” (“SAI”) dated the same date as this prospectus. You can receive a free SAI by calling 877 694-0305. The SAI is “incorporated by reference” into the prospectus; that means it’s legally part of the prospectus. The SAI’s table of contents is on the last page of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the Separate Account.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus describes the variable annuity issued by TIAA-CREF Life. It doesn’t constitute an offering in any jurisdiction where such an offering can’t lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation about this offering other than what is contained in this prospectus. If anyone does so, you shouldn’t rely on it.

Intelligent Variable Annuity Prospectus	1

DEFINITIONS

Throughout the prospectus, “TIAA-CREF Life,” “we,” and “our” refer to TIAA-CREF Life Insurance Company. “You” and “your” mean any Contract owner or any prospective Contract owner.

The terms and phrases below are defined so you’ll know precisely how we’re using them. To understand some definitions, you may have to refer to other defined terms.

1940 Act.  The Investment Company Act of 1940, as amended.

Administrative Office.  The office you must contact to exercise any of your rights under the Contract. You should send all payments and requests to: TIAA-CREF Life Insurance Company, P.O. Box 724508, Atlanta, Georgia, 31139; Telephone: 877 694-0305.

Accumulation Period.  The period that begins with your first Premium and continues as long as you still have an amount accumulated in the Separate Account.

Accumulation Unit.  A share of participation in the Separate Account.

Accumulation Value.  The total value of your Accumulation Units.

Annuitant.  The natural person whose life is used in determining the annuity payments to be received. The Annuitant may be the Contract owner or another person.

Beneficiary.  Any person or institution named to receive benefits if you die during the Accumulation Period or if you die while any annuity income or death benefit payments remain due. You don’t have to name the same Beneficiary for both of these two situations.

Business Day.  Any day the New York Stock Exchange (NYSE) is open for trading. A Business Day ends at 4 p.m. Eastern Time, or when trading closes on the NYSE, if earlier.

Contract.  The individual, flexible premium, deferred variable annuity contract described in this prospectus.

Contract owner or Owner.  The person (or persons) who controls all the rights and benefits under a Contract.

General Account.  All of our assets other than those allocated to the Separate Account or to any other TIAA-CREF Life Separate Account.

Income Option.  Any of the ways you can receive annuity income. It is also referred to as an “annuity option.”

Internal Revenue Code (IRC).  The Internal Revenue Code of 1986, as amended.

Investment Account.  A sub-account of the Separate Account that invests its assets in shares of a corresponding Portfolio.

Non-Qualified Contracts.  Annuity Contracts that are not issued in connection with a retirement plan intended to qualify for special federal income tax treatment under the IRC.

Portfolio.  An investment company that is registered with the Securities and Exchange Commission in which an Investment Account is invested. The Contract allows you to indirectly invest in a series of investment companies that are listed on the front page of this prospectus.

Premium.  Any amount you invest in the Contract.

Primary Owner.  The person designated as such in the Contract application.

Qualified Contract.  Annuity Contracts that are intended to qualify for special Federal income tax treatment under the IRC Section 408 or 408A. Currently, we are not offering Qualified Contracts.

Second Annuitant.  The natural person whose life, together with the Annuitant’s life, is used in determining the amount of annuity payments and how long those payments will be received under the Two-Life Annuities Income Option.

Separate Account.  TIAA-CREF Life Separate Account VA-1, which was established by TIAA-CREF Life under New York state law to fund your variable annuity. The Separate Account holds its assets apart from TIAA-CREF Life’s other assets.

TIAA.  Teachers Insurance and Annuity Association of America.

TIAA-CREF Life.  TIAA-CREF Life Insurance Company. TIAA-CREF Life is an indirect wholly owned subsidiary of TIAA.

Valuation Day.  Any Business Day. Valuation days end as of the close of all U.S. national exchanges where securities or other investments of the Separate Account are principally traded.

2	Prospectus Intelligent Variable Annuity

SUMMARY

Read this summary together with the detailed information you’ll find in the rest of the prospectus.

WHAT IS THE INTELLIGENT VARIABLE ANNUITY?

The Intelligent Variable Annuity is a variable annuity product that allows individual investors to accumulate funds on a tax-deferred basis for retirement or other long-term investment purposes and to receive future payment based on the amounts accumulated as lifetime income or through other payment options. You generally are not taxed on any earnings or appreciation on the assets in the Contract until money is taken out of the Contract.

Under the Intelligent Variable Annuity Contract, you may allocate your Premiums and Accumulation Value among the Investment Accounts of TIAA-CREF Life Separate Account VA-1.

As with all variable annuities, your Accumulation Value can increase or decrease, depending on how well the Portfolio underlying the Investment Account performs over time. TIAA-CREF Life doesn’t guarantee the investment performance of the Portfolios or the Investment Accounts, and you bear the entire investment risk.

The Contract is available to you provided it has been approved by the insurance department of your state of residence. Currently, the contract is approved in all states including the District of Columbia.

WHAT EXPENSES MUST I PAY UNDER THE CONTRACT?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract, considering currently available Portfolios.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

CONTRACTOWNER(S) TRANSACTION EXPENSES
Sales load imposed on purchases (as a percentage of Premiums)	None
Deferred sales load (as a percentage of Premiums or amount surrendered, as applicable)	None
Premium taxes[1] (as a percentage of Premiums, if applicable)	1.0–3.5%
Surrender fees (as a percentage of amount surrendered)	None
Transfer charges	None

[1]	Only applicable in certain states.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

CONTRACTOWNER(S) PERIODIC CONTRACT EXPENSES
Annual Maintenance Fee[2]	$25
Separate Account Annual Expenses (deducted daily from average Accumulation Value to equal the annual % shown)	Maximum		Current
	Years 1–10	Years 11+	Years 1–10	Years 11+
Mortality and expense risk charge
Accumulation Value < $100,000	0.40%	0.00%	0.40%	0.00%
Accumulation Value $100,000–$500,000	0.25%	0.00%	0.25%	0.00%
Accumulation Value > $500,000	0.15%	0.00%	0.15%	0.00%
Administrative expense charge[3]	0.30%	0.30%	0.10%	0.10%
TOTAL Separate Account Annual Expenses (Before Optional Riders)
Accumulation Value < $100,000	0.70%	0.30%	0.50%	0.10%
Accumulation Value $100,000–$500,000	0.55%	0.30%	0.35%	0.10%
Accumulation Value > $500,000	0.45%	0.30%	0.25%	0.10%
Optional Guaranteed Minimum Death Benefit (GMDB) rider charge[4]	0.10%	0.10%	0.10%	0.10%
TOTAL Separate Account Annual Expenses (Including Optional Riders)
Accumulation Value < $100,000	0.80%	0.40%	0.60%	0.20%
Accumulation Value $100,000–$500,000	0.65%	0.40%	0.45%	0.20%
Accumulation Value > $500,000	0.55%	0.40%	0.35%	0.20%

[2]

We impose the annual maintenance fee on every anniversary of your Contract and on surrender. The annual maintenance fee is waived if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or the date of surrender. If your Accumulation Value in the TIAA-CREF Life Money Market Investment Account is greater than the amount of the maintenance fee, the fee will be deducted from the TIAA-CREF Life Money Market Investment Account. Otherwise, the fee will be deducted from among the Investment Accounts in proportion to the Accumulation Value in each Investment Account.

[3]

“Current (with fee waiver)”—We currently waive a portion of the Administrative Expense Charge, so that the current Administrative Expense Charge is 0.10%. We will provide at least three months’ notice before we raise the Administrative Expense Charge above 0.10%.

[4]	The same charges apply to single and joint life benefits.

Intelligent Variable Annuity Prospectus	3

ANNUAL PORTFOLIO OPERATING EXPENSES:

The following table shows the minimum and maximum total operating expenses charged by the currently available Portfolios that you may pay periodically during the time you own the Policy, both before and after any contractual fee waivers or reimbursements. These are based on the management fees, distribution (Rule 12b-1) fees, and other expenses charged by the Portfolios during the fiscal year ended December 31, 2015. Expenses of the Portfolios may be higher or lower in the future. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Gross Total Annual Portfolio Operating Expenses (before any contractual waivers or reimbursements) (expenses that are deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)	0.11%	2.16%
Net Total Annual Portfolio Operating Expenses (net of any contractual waivers or reimbursements) (expenses that are deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)[1]	0.09%	1.84%

[1]

Certain of the Portfolios have entered into contractual expense waiver or reimbursement arrangements that reduce Portfolio expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2017. More detail concerning the Portfolios’ contractual waivers and reimbursements can be found in the footnotes accompanying the next table.

The following table shows the fees (including management fees, distribution (Rule 12b-1) fees, and other expenses) charged by each Portfolio as a percentage of average daily net assets for the fiscal year ended December 31, 2015. Portfolio expenses are not fixed or specified under the terms of the Policy, and may change periodically.

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses[2]	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
TIAA-CREF Life Balanced Fund[3]	0.10%	0.00%	0.13%	0.41%	0.64%	0.13%	0.51%
TIAA-CREF Life Bond Fund[4]	0.30%	0.00%	0.09%	0.00%	0.39%	0.04%	0.35%
TIAA-CREF Life Growth Equity Fund[5]	0.45%	0.00%	0.12%	0.00%	0.57%	0.05%	0.52%
TIAA-CREF Life Growth & Income Fund[5]	0.45%	0.00%	0.10%	0.00%	0.55%	0.03%	0.52%
TIAA-CREF Life International Equity Fund[6]	0.50%	0.00%	0.16%	0.00%	0.66%	0.06%	0.60%
TIAA-CREF Life Large-Cap Value Fund[5]	0.45%	0.00%	0.13%	0.00%	0.58%	0.06%	0.52%
TIAA-CREF Life Money Market Fund[7]	0.10%	0.00%	0.13%	0.00%	0.23%	0.08%	0.15%
TIAA-CREF Life Real Estate Securities Fund[8]	0.50%	0.00%	0.09%	0.00%	0.59%	0.02%	0.57%
TIAA-CREF Life Small-Cap Equity Fund[9]	0.46%	0.00%	0.17%	0.00%	0.63%	0.10%	0.53%
TIAA-CREF Life Social Choice Equity Fund[10]	0.15%	0.00%	0.13%	0.00%	0.28%	0.06%	0.22%
TIAA-CREF Life Stock Index Fund[11]	0.06%	0.00%	0.05%	0.00%	0.11%	0.02%	0.09%
Calamos Growth and Income Portfolio	0.75%	0.00%	0.72%	0.00%	1.47%	0.00%	1.47%
Credit Suisse Trust Commodity Return Strategy Portfolio[12,13]	0.50%	0.25%	0.34%	0.00%	1.09%	0.04%	1.05%
Delaware VIP Diversified Income Series—Standard Class[14]	0.58%	0.00%	0.09%	0.00%	0.67%	0.00%	0.67%
Delaware VIP International Value Equity Series—Standard Class[14]	0.85%	0.00%	0.17%	0.00%	1.02%	0.00%	1.02%
Delaware VIP Small Cap Value Series—Standard Class[14]	0.72%	0.00%	0.08%	0.00%	0.80%	0.00%	0.80%
DFA VA Global Bond Portfolio	0.22%	0.00%	0.04%	0.00%	0.26%	0.00%	0.26%
DFA VA Global Moderate Allocation Portfolio[15]	0.25%	0.00%	0.03%	0.26%	0.54%	0.14%	0.40%
DFA VA International Small Portfolio	0.50%	0.00%	0.11%	0.00%	0.61%	0.00%	0.61%
DFA VA International Value Portfolio	0.40%	0.00%	0.07%	0.00%	0.47%	0.00%	0.47%
DFA VA Short-Term Fixed Portfolio	0.25%	0.00%	0.03%	0.00%	0.28%	0.00%	0.28%
DFA VA US Large Value Portfolio	0.25%	0.00%	0.04%	0.00%	0.29%	0.00%	0.29%
DFA VA US Targeted Value Portfolio[16]	0.35%	0.00%	0.04%	0.00%	0.39%	0.00%	0.39%
Franklin Income VIP Fund—Class 1[17]	0.45%	0.00%	0.01%	0.00%	0.46%	0.00%	0.46%

4	Prospectus Intelligent Variable Annuity

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses[2]	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
Franklin Small-Mid Cap Growth VIP Fund—Class 1[17]	0.77%	0.00%	0.04%	0.00%	0.81%	0.00%	0.81%
Franklin Mutual Shares VIP Fund—Class 1[17,18]	0.69%	0.00%	0.04%	0.00%	0.73%	0.00%	0.73%
Templeton Developing Markets VIP Fund—Class 1[17,18],19	1.25%	0.00%	0.08%	0.01%	1.34%	0.01%	1.33%
VY® Clarion Global Real Estate Portfolio—Class I20	0.89%	0.00%	0.08%	0.00%	0.97%	0.08%	0.89%
Janus Aspen Forty Portfolio—Institutional Shares[21]	0.65%	0.00%	0.09%	0.00%	0.74%	0.00%	0.74%
Janus Aspen Overseas Portfolio—Institutional Shares[21]	0.44%	0.00%	0.12%	0.00%	0.56%	0.00%	0.56%
Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares[21],22	0.48%	0.00%	0.16%	0.00%	0.64%	0.00%	0.64%
John Hancock Emerging Markets Value Trust	0.95%	0.00%	0.08%	0.00%	1.03%	0.00%	1.03%
Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II	0.75%	0.25%	0.23%	0.00%	1.23%	0.00%	1.23%
Prudential Series Fund—Natural Resources Portfolio—Class II23	0.45%	0.25%	0.21%	0.00%	0.91%	0.01%	0.90%
Prudential Series Fund—Value Portfolio—Class II	0.40%	0.25%	0.18%	0.00%	0.83%	0.00%	0.83%
ClearBridge Variable Aggressive Growth Portfolio—Class I24,25	0.75%	0.00%	0.05%	0.00%	0.80%	0.00%	0.80%
Western Asset Variable Global High Yield Bond Portfolio—Class I2[4]	0.70%	0.00%	0.10%	0.00%	0.80%	0.00%	0.80%
ClearBridge Variable Small Cap Growth Portfolio—Class I2[4]	0.75%	0.00%	0.07%	0.00%	0.82%	0.00%	0.82%
Matson Money U.S. Equity VI Portfolio	0.50%	0.00%	0.94%	0.30%	1.74%	0.31%	1.43%
Matson Money International Equity VI Portfolio	0.50%	0.00%	1.17%	0.49%	2.16%	0.32%	1.84%
Matson Money Fixed Income VI Portfolio	0.50%	0.00%	0.87%	0.19%	1.56%	0.37%	1.19%
MFS Growth Series—Initial Class	0.71%	0.00%	0.05%	0.00%	0.76%	0.00%	0.76%
MFS Global Equity Series—Initial Class[2][6]	0.90%	0.00%	0.26%	0.00%	1.16%	0.16%	1.00%
MFS Massachusetts Investors Growth Stock Portfolio	0.75%	0.00%	0.04%	0.00%	0.79%	0.00%	0.79%
MFS Utilities Series—Initial Class	0.73%	0.00%	0.06%	0.00%	0.79%	0.00%	0.79%
Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class[2][7]	0.85%	0.00%	0.29%	0.00%	1.14%	0.00%	1.14%
Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	0.85%	0.00%	0.18%	0.00%	1.03%	0.00%	1.03%
PIMCO VIT All Asset Portfolio—Institutional Class[28,29,30,31,32]	0.425%	0.00%	0.00%	0.83%	1.225%	0.16%	1.095%
PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class[33,34,35,36]	0.74%	0.00%	0.17%	0.11%	1.02%	0.11%	0.91%
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	0.85%	0.00%	0.00%	0.00%	0.85%	0.00%	0.85%
PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class[33,37]	0.75%	0.00%	0.00%	0.00%	0.75%	0.00%	0.75%
PIMCO VIT Real Return Portfolio—Institutional Class[33,38]	0.50%	0.00%	0.13%	0.00%	0.63%	0.00%	0.63%
PVC Equity Income Account—Class 1	0.49%	0.00%	0.00%	0.00%	0.49%	0.00%	0.49%
PVC MidCap Blend Account—Class 1	0.52%	0.00%	0.01%	0.00%	0.53%	0.00%	0.53%
Royce Capital Fund Micro-Cap Portfolio—Investment Class[3][9]	1.25%	0.00%	0.07%	0.01%	1.33%	0.00%	1.33%

Intelligent Variable Annuity Prospectus	5

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses[2]	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
Royce Capital Fund Small-Cap Portfolio—Investment Class	1.00%	0.00%	0.06%	0.00%	1.06%	0.00%	1.06%
T. Rowe Price® Health Sciences Portfolio I	0.95%	0.00%	0.00%	0.00%	0.95%	0.00%	0.95%
T. Rowe Price® Limited-Term Bond Portfolio	0.70%	0.00%	0.00%	0.00%	0.70%	0.00%	0.70%
Vanguard VIF Capital Growth Portfolio	0.33%	0.00%	0.03%	0.00%	0.36%	0.00%	0.36%
Vanguard VIF Equity Index Portfolio	0.12%	0.00%	0.03%	0.00%	0.15%	0.00%	0.15%
Vanguard VIF High-Yield Bond Portfolio	0.25%	0.00%	0.03%	0.00%	0.28%	0.00%	0.28%
Vanguard VIF Mid-Cap Index Portfolio	0.16%	0.00%	0.03%	0.00%	0.19%	0.00%	0.19%
Vanguard VIF REIT Index Portfolio	0.24%	0.00%	0.03%	0.00%	0.27%	0.00%	0.27%
Vanguard VIF Small Company Growth Portfolio	0.34%	0.00%	0.03%	0.01%	0.38%	0.00%	0.38%
Vanguard VIF Total Bond Market Index Portfolio	0.12%	0.00%	0.03%	0.00%	0.15%	0.00%	0.15%
Wanger International	0.92%	0.00%	0.19%	0.00%	1.11%	0.00%	1.11%
WangerSelect[40]	0.80%	0.00%	0.16%	0.00%	0.96%	0.20%	0.76%
Wanger USA[4][1]	0.86%	0.00%	0.14%	0.01%	1.01%	0.00%	1.01%

[1]	Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

[2]

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly as a result of the Fund’s investments. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.10% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2017 unless changed with approval of the Board of Trustees.

[4]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.35% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2017 unless changed with approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.52% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2017 unless changed with approval of the Board of Trustees.

[6]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.60% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2017 unless changed with approval of the Board of Trustees.

[7]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.15% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2017 unless changed with approval of the Board of Trustees.

[8]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.57% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2017 unless changed with approval of the Board of Trustees.

[9]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.53% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2017 unless changed with approval of the Board of Trustees.

[10]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.22% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2017 unless changed with approval of the Board of Trustees.

6	Prospectus Intelligent Variable Annuity

[11]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.09% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2017 unless changed with approval of the Board of Trustees.

[12]

The portfolio invests in Credit Suisse Cayman Commodity Fund II, Ltd., a wholly-owned subsidiary of the portfolio organized under the laws of the Cayman Islands (the “Subsidiary”). “Other Expenses” include expenses of both the portfolio and the subsidiary.

[13]

Credit Suisse Trust (the “Trust”) and Credit Suisse Asset Management, LLC (“Credit Suisse”) have entered into a written contract limiting operating expenses to 1.05% of the portfolio’s average daily net assets at least through May 1, 2017. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Board of Trustees). The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause the portfolio to exceed the expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before May 1, 2017.

[14]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding, in an aggregate amount, 0.74% of the Series’ average daily net assets from April 29, 2016 through May 1, 2017. These fee waivers and expense reimbursements apply only to expenses paid directly by the Series. The waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[15]	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the DFA VA Global Moderate Allocation Portfolio.

[16]

The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the DFA VA Global Moderate Allocation Portfolio. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption

[17]	The Fund administration fee is paid indirectly through the management fee.

[18]

Management fees and other expenses have been restated to reflect fiscal year fees and expenses as a result of the bundling of the fund’s investment management agreement with is fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under “Management” in the fund’s prospectus. Total annual fund operating expenses are not affected by such bundling.

[19]

The investment manager has contractually agreed in advance to reduce its fees as a result of the fund’s investment in a Franklin Templeton money market fund (the “acquired fund”) for at least the next 12 month period.

[20]

The adviser is contractually obligated to limit expenses to 0.90% through May 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, Acquired Fund Fees and Expenses, and extraordinary expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2017. The management fee waiver for the Portfolio is an estimated 0.01%. Termination or modification of these obligations requires approval by the Portfolio’s board.

[21]

The Portfolio pays an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Portfolio’s performance relative to its benchmark index during a measurement period.

[22]

Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any applicable performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed a certain limit until at least May 1, 2017. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees.

[23]

PSF Natural Resources Portfolio: Prudential Investments LLC (the Investment Manager) has contractually agreed to waive 0.008% of its investment management fee through June 30, 2017. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees.

[2][4]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed this amount. This arrangement cannot be terminated prior to December 31, 2017 without Board of Trustees’ consent.

[2][5]

“Other expenses” have been restated to reflect current fees, including the effect of acquired fund fees and expenses, where applicable. Such restated information will be included in the Fund’s next prospectus update.

[2][6]

Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.00% of the fund’s average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2017.

[2][7]

Neuberger Berman Investment Advisers LLC (“NBIA”) has undertaken through December 31, 2019 to waive fees and/or reimburse certain operating expenses, excluding taxes, interest, extraordinary expenses, brokerage commissions, dividend and interest expenses relating to short sales, and acquired fund fees and expenses, that exceed, in the aggregate, 1.50% of average daily net asset value of the Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio Class I. The expense limitation arrangements for the Portfolio are contractual and any excess expenses can be repaid to NBIA within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

Intelligent Variable Annuity Prospectus	7

[2][8]

Acquired Fund Fees and Expenses include interest expense of 0.03%. Interest expense is based on the amount incurred during an Underlying PIMCO Fund’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as an expense of the Underlying PIMCO Fund for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Underlying PIMCO Fund’s use of such investments as an investment strategy.

[2][9]	Total Annual Portfolio Operating Expenses excluding interest expense of the Underlying PIMCO Fund is 1.225% for the Institutional Class.

[30]

Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets excluding Waivers of the Portfolio as set forth in the Financial Highlights table of the prospectus, because the Ratio of Expenses to Average Net Assets excluding Waivers reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

[3][1]

PIMCO has contractually agreed, through May 1, 2017, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.

[3][2]	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.065% for the Institutional Class shares.

[3][3]

“Other Expenses” reflect interest expense and is based on the amount incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Portfolio’s use of such investments as an investment strategy.

[3][4]	Total Annual Portfolio Operating Expenses excluding interest expense is 0.85% for Institutional Class shares.

[3][5]

PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the “CRRS Subsidiary”) to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20% respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the CRRS Subsidiary is in place.

[3][6]	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense is 0.74% for Institutional Class shares.

[3][7]	Total Annual Portfolio Operating Expenses excluding interest expense is 0.75% for the Institutional Class shares.

[3][8]	Total Annual Portfolio Operating Expenses excluding interest expense is 0.60% for the Institutional Class shares.

[3][9]

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because they include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

[40]

Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive 0.20% of the advisory fee otherwise payable to it by the Fund through April 30, 2017. This arrangement may only be modified or amended with approval from all parties to the arrangement, including the Fund and the Investment Manager.

[4][1]

Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Total Net Expenses” shown in the Financial Highlights section of this prospectus because “Total Net Expenses” do not include acquired fund fees and expenses.

The fee and expense information relating to the Portfolios was provided by the Portfolios or their investment managers or other service providers. We have not and cannot independently verify either the accuracy or completeness of such information.

Portfolio expenses are paid by each underlying Portfolio before TIAA-CREF Life is provided with the Portfolio’s daily net asset value. TIAA-CREF Life then deducts Separate Account charges from the net asset value of the corresponding Investment Account.

Examples

The next two tables provide examples that are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and annual Portfolio operating expenses for currently available Portfolios.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume the full annual Contract maintenance fee of $25 is charged. The examples also assume that the Accumulation Value is less than $100,000, and thus the full mortality and expense risk charge of 0.40% is assessed. The example assumes that the Fund’s expense reimbursement agreement will remain in place for one year but that there will be no waiver or expense reimbursement agreement in effect thereafter.

The first example assumes that there is no administrative expense charge waiver (and thus the administrative expense charge is 0.30%).. The second example assumes the current administrative expense charge waiver for each period (and thus the administrative expense charge is 0.10%). In both examples, we show you the costs assuming either the maximum or the minimum fees and expenses of the Portfolios. We also show you the costs if the GMDB optional benefit is chosen or not chosen.

8	Prospectus Intelligent Variable Annuity

Although your actual costs may be higher or lower, based on these assumptions, your costs would be (whether or not your surrender or annuitize your Contract at the end of the applicable time period):

EXAMPLE WITHOUT FEE WAIVER	1 Year	3 Years	5 Years	10 Years
Maximum Portfolio fees & expenses—with GMDB	$250	$767	$1,309	$2,777
Maximum Portfolio fees & expenses—without GMDB	$240	$737	$1,258	$2,676
Minimum Portfolio fees & expenses—with GMDB	$119	$368	$632	$1,369
Minimum Portfolio fees & expenses—without GMDB	$109	$336	$578	$1,253

EXAMPLE WITH FEE WAIVER
Maximum Portfolio fees & expenses—with GMDB	$230	$707	$1,208	$2,573
Maximum Portfolio fees & expenses—without GMDB	$220	$677	$1,157	$2,469
Minimum Portfolio fees & expenses—with GMDB	$95	$302	$521	$1,132
Minimum Portfolio fees & expenses—without GMDB	$85	$270	$466	$1,013

These tables are provided to help you understand the various expenses you would bear directly or indirectly as an Owner of a Contract. Remember that they don’t represent actual past or future expenses or investment performance. Actual expenses may be higher or lower. For more information, see “Charges,” below.

For Accumulation Unit value information for each Investment Account, please refer to Appendix A.

HOW DO I PURCHASE A CONTRACT?

To purchase a Contract, you must complete an application and make an initial payment of at least $2,500 (this amount may differ for Qualified Contracts). We reserve the right to lower the initial premium amount to $250. Additional Premiums, including under an automatic investment plan using Electronic Funds Transfers (EFT), must be at least $50. For more information, see “Purchasing a Contract and Remitting Premiums.”

CAN I CANCEL MY CONTRACT?

You can examine the Contract and return it to TIAA-CREF Life for a refund, until the end of the “free look” period specified in your Contract (which is a minimum of 10 days, but varies by state). In states that permit it, we’ll refund the Accumulation Value calculated on the date that you returned the Contract and the refund request to us. (Note that the value of your initial Premium may have gone down during the period.) Where state law requires, the refund will equal all payments you have made. We will consider the Contract returned on the date it’s postmarked and properly addressed with postage pre-paid or, if it’s not postmarked, on the day we receive it at our Administrative Office. We will send you the refund within 7 days after we get written notice of cancellation and the returned Contract. If you live in a state that requires refund of Premiums, Premiums will be allocated to the TIAA-CREF Life Money Market Investment Account during the “free look” period. For more information, see “Purchasing a Contract and Remitting Premiums.”

CAN I TRANSFER AMONG THE INVESTMENT OPTIONS OR MAKE CASH WITHDRAWALS FROM THE CONTRACT?

Subject to limitations, you may transfer portions of your Accumulation Value among the Investment Accounts. For more information, see “Transfers” and “Transfer Policies Regarding Market Timing and Frequent Trading.”

You may surrender your Contract or take cash withdrawals at any time before all of your Accumulation Value is applied to an annuity option on the annuity starting date. All cash withdrawals must be for at least $1,000 or your entire Accumulation Value. For more information, see “Cash Withdrawals.” Cash withdrawals may be taxed. You may have to pay an IRS tax penalty on earnings if you take a cash withdrawal before age 59 1/2.

WHAT ARE MY OPTIONS FOR RECEIVING ANNUITY PAYMENTS UNDER THE CONTRACT?

You may elect to apply all or a portion of your Accumulation Value to receive guaranteed fixed annuity payments under the Contract that are payable from the General Account. The Contract offers a variety of annuity options, including: One-Life Annuities, which pay income as long as the Annuitant lives or until the end of a specified guaranteed period, whichever is longer; Fixed-Period Annuities, which pay income for a period of between 2 and 30 years; and Two-Life Annuities, which pay income as long as the Annuitant lives, then continues at either the same or a reduced level for the life of the Second Annuitant or until the end of a specified guaranteed period, whichever is greater. For more information, see “The Contract—the Annuity Period.”

WHAT DEATH BENEFITS ARE AVAILABLE UNDER THE CONTRACT?

A death benefit will be paid to your Beneficiary(ies) if either the Owner or Annuitant dies during the Accumulation Period. The amount of the death benefit is the Accumulation Value on the Valuation Day we authorize payment of the death benefit. If, however, you have elected the Guaranteed Minimum Death Benefit (available for an extra charge), and this amount is greater than the Accumulation Value, we will instead pay the Guaranteed Minimum Death Benefit. For more information, see “Death Benefits.”

Intelligent Variable Annuity Prospectus	9

TIAA-CREF LIFE INSURANCE COMPANY AND TIAA

The Contracts are issued by TIAA-CREF Life Insurance Company (TIAA-CREF Life), a stock life insurance company organized under the laws of the State of New York on November 20, 1996. All of the stock of TIAA-CREF Life is held by Teachers Insurance and Annuity Association of America (TIAA). TIAA-CREF Life’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA-CREF Life is solely responsible for its contractual obligations.

TIAA is a stock life insurance company, organized under the laws of the State of New York. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. TIAA is the companion organization of the College Retirement Equities Fund (CREF), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in the State of New York in 1952. Together, TIAA and CREF, serving approximately 5 million people and approximately 16,000 institutions as of December 31, 2015, form the principal retirement system for the nation’s education and research communities and form one of the largest retirement systems in the U.S., based on assets under management. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

THE SEPARATE ACCOUNT AND THE PORTFOLIOS

THE SEPARATE ACCOUNT

On July 27, 1998, we established TIAA-CREF Life Separate Account VA-1 under New York law. We own the assets in the Separate Account and we are obligated to pay all benefits under the Contract. We may use the Separate Account to support other variable annuity contracts we issue. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the 1940 Act and qualifies as a “separate account” within the meaning of the federal securities laws. This registration does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

We have divided the Separate Account into Investment Accounts, each of which invests in shares of one Portfolio. The Investment Accounts buy and sell Portfolio shares at net asset value. Any dividends and distributions from a Portfolio are reinvested at net asset value in shares of that Portfolio.

The assets in the Separate Account are kept separate from our General Account and our other separate accounts. Assets equal to the reserves and contract liabilities of the Separate Account will not be charged with liabilities that arise from any other business we may conduct. We may transfer assets, in excess of the reserves and contract liabilities of the Separate Account, to our General Account. All income, gains and losses, whether or not realized, of an Investment Account will be credited to or charged against that Investment Account without regard to our other income, gains or losses. The valuation of all assets in the Separate Account will be determined in accordance with all applicable laws and regulations. The Separate Account may include other Investment Accounts that are not available under the Contract and are not discussed in this prospectus.

THE PORTFOLIOS

The Separate Account invests in shares of certain Portfolios through various Investment Accounts. The Portfolios are open-end management investment companies registered with the SEC under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolios by the SEC.

Certain Portfolios invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Before investing, carefully read the Portfolios’ prospectuses. The Portfolios’ prospectuses contain more information on each Portfolio’s investment objectives, strategies, limitations, risks, expenses and investment managers. In addition, the Portfolios’ prospectuses may detail additional fees, limitations or restrictions that may be imposed on the Investment Accounts and that we, in turn, may enforce against a Contract. The prospectus for each Portfolio is available by contacting us. In addition, if you receive a summary prospectus for a Portfolio, you may obtain a full statutory prospectus by referring to the contact information for the Portfolio company on the cover page of the summary prospectus.

Payments from Portfolios

We (and our affiliates) may receive payments, which may be significant, from some or all of the Portfolios, their investment managers, distributors or affiliates thereof.

These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Portfolios. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the management fee deducted from Contract assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these management fees (see the Portfolios’ prospectuses for more information). The amount of the payments we receive may be based upon a percentage of the Portfolio’s assets owned by the Investment Accounts. These percentages differ from Portfolio to Portfolio. These fees currently range up to 0.25% of the average daily assets of certain Portfolios that are attributable to the Contracts.

10	Prospectus Intelligent Variable Annuity

Some of the Portfolios have adopted distribution plans pursuant to Rule 12b-1 of the 1940 Act. Under these plans, we or our affiliates may receive some or all of a Portfolio’s 12b-1 fees. These fees currently range up to 0.25% of the average daily assets of certain Portfolios that are attributable to the Contracts. These payments are deducted from the assets of the Portfolios; therefore, they decrease the Portfolios’ investment return.

Selection of Portfolios

We select the Portfolios based on several criteria, including asset class coverage, the strength of the investment manager’s (or sub-adviser’s) reputation and record, investment performance and our ability to receive payments as described above. We review the Portfolios periodically and may remove a Portfolio or limit its availability for future transfers and allocations if we determine that the Portfolio no longer meets one or more of the selection criteria and/or if the Portfolio has not attracted significant allocations from Owners.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You are responsible for choosing your Investment Accounts and your allocations so that they are appropriate for your specific circumstances, including your goals, financial situation and risk tolerance. You should consult your registered representative who can provide advice on the Portfolios offered as not all of them may be suitable for long-term investment needs. You should monitor and periodically review your Investment Account selections and allocations to determine if they are still appropriate.

Portfolio Investment Managers and Investment Objectives

The following table summarizes each Portfolio’s investment objective(s). There is no assurance that any of the Portfolios will achieve its stated objective(s). You can find more detailed information about the Portfolios, including a description of risks and expenses, in the Portfolio prospectuses. You should read these prospectuses carefully.

Portfolio	Investment Manager	Investment Objective
TIAA-CREF Life Balanced Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return, consisting of capital appreciation and current income.
TIAA-CREF Life Bond Fund	Teachers Advisors, Inc.	Seeks a favorable long-term return through income as is consistent with preserving capital, primarily from fixed-income securities.
TIAA-CREF Life Growth Equity Fund	Teachers Advisors, Inc.	Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.
TIAA-CREF Life Growth & Income Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.
TIAA-CREF Life International Equity Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.
TIAA-CREF Life Large-Cap Value Fund	Teachers Advisors, Inc.	Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities of large domestic companies.
TIAA-CREF Life Money Market Fund[1]	Teachers Advisors, Inc.	Seeks high current income consistent with maintaining liquidity and preserving capital by investing in high-quality short-term money market instruments.
TIAA-CREF Life Real Estate Securities Fund	Teachers Advisors, Inc.	Seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.
TIAA-CREF Life Small-Cap Equity Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.
TIAA-CREF Life Social Choice Equity Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

Intelligent Variable Annuity Prospectus	11

Portfolio	Investment Manager	Investment Objective
TIAA-CREF Life Stock Index Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets.
Calamos Growth and Income Portfolio	Calamos Advisors LLC	Seeks high long-term total return through growth and current income.
ClearBridge Variable Aggressive Growth Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC ClearBridge Advisors, LLC (sub-advisor)	Seeks capital appreciation.
ClearBridge Variable Small Cap Growth Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC ClearBridge Advisors, LLC (sub-advisor)	Seeks long-term growth of capital.
Credit Suisse Trust—Commodity Return Strategy Portfolio	Credit Suisse Asset Management LLC	Seeks total return.
Delaware VIP Diversified Income Series—Standard Class	Delaware Management Company	Seeks maximum long-term total return consistent with reasonable risk.
Delaware VIP International Value Equity Series—Standard Class	Delaware Management Company	Seeks long-term growth without undue risk to principal.
Delaware VIP Small Cap Value Series—Standard Class	Delaware Management Company	Seeks capital appreciation.
DFA VA Global Bond Portfolio	Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. (sub-advisor), DFA Australia Limited (sub-advisor)	Seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
DFA VA Global Moderate Allocation Portfolio	Dimensional Fund Advisors LP	Seeks total return consisting of capital appreciation and current income.
DFA VA International Small Portfolio	Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. (sub-advisor), DFA Australia Limited (sub-advisor)	Seeks long-term capital appreciation.
DFA VA International Value Portfolio	Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. (sub-advisor), DFA Australia Limited (sub-advisor)	Seeks long-term capital appreciation.
DFA VA Short-Term Fixed Portfolio	Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. (sub-advisor), DFA Australia Limited (sub-advisor)	Seeks a stable real return in excess of the rate of inflation with a minimum of risk.
DFA VA US Large Value Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
DFA VA US Targeted Value Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
Franklin Income VIP Fund—Class 1	Franklin Advisers, Inc. Templeton Investment Counsel, LLC (sub-advisor)	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.
Franklin Mutual Shares VIP Fund—Class 1	Franklin Mutual Advisers, LLC	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Small-Mid Cap Growth VIP Fund—Class 1	Franklin Advisers, Inc.	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization and mid-capitalization companies.
Janus Aspen Forty Portfolio—Institutional Shares	Janus Capital Management LLC	Seeks long-term growth of capital.
Janus Aspen Overseas Portfolio—Institutional Shares	Janus Capital Management LLC	Seeks long-term growth of capital.
Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares	Janus Capital Management LLC Perkins Investment Management, LLC (sub-adviser)	Seeks capital appreciation.
John Hancock Emerging Markets Value Trust	John Hancock Investment Management Services, LLC.	Seeks long term capital appreciation.

12	Prospectus Intelligent Variable Annuity

Portfolio	Investment Manager	Investment Objective
Matson Money Fixed Income VI Portfolio	Matson Money, Inc.	Seeks total return, consisting of current income and capital appreciation.
Matson Money International Equity VI Portfolio	Matson Money, Inc.	Seeks long-term capital appreciation.
Matson Money U.S. Equity VI Portfolio	Matson Money, Inc.	Seeks long-term capital appreciation.
MFS Global Equity Series—Initial Class	Massachusetts Financial Services Company	Seeks capital appreciation.
MFS Growth Series—Initial Class	Massachusetts Financial Services Company	Seeks capital appreciation.
MFS Massachusetts Investors Growth Stock Portfolio	Massachusetts Financial Services Company	Seeks capital appreciation.
MFS Utilities Series—Initial Class	Massachusetts Financial Services Company	Seeks total return.
Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class	Neuberger Berman Management LLC Neuberger Berman LLC (sub-adviser)	Seeks growth of capital.
Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	Neuberger Berman Management LLC Neuberger Berman LLC (sub-adviser)	Seeks growth of capital.
PIMCO VIT All Asset Portfolio—Institutional Class	Pacific Investment Management Company LLC Research Affiliates, LLC (sub-adviser)	Seeks maximum real return, consistent with preservation of real capital and prudent investment managements.
PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class	Pacific Investment Management Company LLC	Seeks maximum real return, consistent with prudent investment management.
PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class	Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Global Bond Portfolio (Unhedged)— Institutional Class	Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio—Institutional Class	Pacific Investment Management Company LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II	Jennison Associates LLC	Seeks long-term growth of capital.
Prudential Series Fund—Natural Resources Portfolio—Class II	Prudential Investments, LLC, Allianz Global Investors U.S. LLC (sub-adviser)	Seeks long-term growth of capital.
Prudential Series Fund—Value Portfolio—Class II	Jennison Associates LLC	Seeks capital appreciation.
PVC Equity Income Account I—Class 1	Principal Management Corporation Edge Asset Management, Inc. (sub-advisor)	Seeks to provide current income and long-term growth of income and capital.
PVC MidCap Account—Class 1	Principal Management Corporation Principal Global Investors, LLC. (sub-advisor)	Seeks long-term growth of capital.
Royce Capital Fund Micro-Cap Portfolio— Investment Class	Royce & Associates, LP	Seeks long-term growth of capital.
Royce Capital Fund Small-Cap Portfolio— Investment Class	Royce & Associates, LP	Seeks long-term growth of capital.
T. Rowe Price® Health Sciences Portfolio I	T.Rowe Price Associates, Inc.	Seeks long term capital appreciation.
T. Rowe Price® Limited-Term Bond Portfolio	T.Rowe Price Associates, Inc.	Seeks a high level of income consistent with moderate fluctuations in principal value.
Templeton Developing Markets VIP Fund—Class 1	Templeton Asset Management Ltd.	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.
Vanguard VIF Capital Growth Portfolio	PRIMECAP Management Company	Seeks to provide long term capital appreciation.
Vanguard VIF Equity Index Portfolio	The Vanguard Group, Inc.	Seeks to track the performance of a benchmark index that measures the investment return of large capitalization stocks.
Vanguard VIF High Yield bond Portfolio	Wellington Management Co. LLP	Seeks to provide a high level of current income.
Vanguard VIF Mid-Cap Index Portfolio	The Vanguard Group, Inc.	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

Intelligent Variable Annuity Prospectus	13

Portfolio	Investment Manager	Investment Objective
Vanguard VIF REIT Index Portfolio	The Vanguard Group, Inc.	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Vanguard VIF Small Company Growth Portfolio	Granahan Investment Management, Inc. The Vanguard Group, Inc.	Seeks to provide long term capital appreciation.
Vanguard VIF Total Bond Markets Value Trust	The Vanguard Group, Inc.	Seeks to track the performance of a broad, market-weighted bond index.
VY Clarion Global Real Estate Portfolio—Class I	Voya Investments, LLC ING Clarion Real Estate Securities (sub-advisor)	Seeks high total return consisting of capital appreciation and current income.
Wanger International	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger Select	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger USA	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Western Asset Variable Global High Yield Bond Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC Western Asset Management Company, (sub-advisor)	Seeks to maximize total return.

[1]

There is no assurance that this Portfolio will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based insurance charges, the yield on this Investment Account may become low and possibly negative.

Note that the prospectuses for the Portfolios may provide information for other portfolios that are not available through the Contract. When you consult the Portfolio prospectuses, you should be careful to refer only to the information regarding the Portfolios listed above.

These Portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain Portfolios available under the Contract may be very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment manager. Nevertheless, the investment performance of the Portfolios available under the Contract may be lower or higher than the investment performance of these other (publicly available) portfolios. There can be no assurance, and we make no representation, that the investment performance of any of the Portfolios available under the Contract will be comparable to the investment performance of any other portfolio, even if the other portfolio has the same investment manager, the same investment objectives and policies, and/or a very similar or nearly identical name. Please read the prospectuses to obtain more complete information regarding the Portfolios. Keep this prospectus and the Portfolios’ prospectuses for future reference.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to take certain actions that we deem necessary to serve your best interests and appropriate to carry out the purposes of this Contract. When required by law, we will obtain approval by you, the SEC, and/or any appropriate regulatory authority. The actions that we may take include:

•	deregistering the Separate Account under the 1940 Act;

•	operating the Separate Account in any form permitted under the 1940 Act, or in any other form permitted by law;

•	taking any action necessary to comply with or obtain and continue any exemptions from the 1940 Act;

•	adding, combining or removing Investment Accounts in the Separate Account;

•

substituting, for the Portfolio shares held in any Investment Account, the shares of another class issued by the Portfolio, or the shares of another investment company or any other investment permitted by law;

•	change the way we deduct or collect charges under the Contract, but without increasing the charges unless and to the extent permitted by other provisions of this Contract;

•	making any other necessary technical changes in this Contract in order to conform with any action this provision permits us to take; and

•	adding to, eliminating, or suspending your ability to allocate Premiums or transfer Accumulation Value into any Investment Option.

We can add new Investment Accounts in the future that would invest in other Portfolios, funds or other investment vehicles. We don’t guarantee that the Separate Account, any existing Investment Account, or any Investment Account added in the future will always be available. We reserve the right to add or close Investment Accounts, substitute another Portfolio, fund or other investment vehicle without your consent, or combine Investment Accounts or Portfolios. A substituted Portfolio, fund or investment vehicle may have different fees and expenses. Substitutions and Investment Account closings may be made with respect to existing investments or the investment of future Premiums, or both. However, no substitution will be made without any necessary approval of the Securities and Exchange Commission. A Portfolio also may discontinue offering its shares to the

14	Prospectus Intelligent Variable Annuity

Investment Accounts. In addition, we reserve the right to make other structural and operational changes affecting the Separate Account and the Contract.

We will notify you if any of these changes result in a material change in the underlying investments of an Investment Account of the Separate Account to which any part of your Accumulation Value is allocated. Information about any such change will be filed with any regulatory authority where required and will be subject to any required approval.

If you object to a material change and a portion of your Accumulation Value is attributable to the affected Investment Account, then you may transfer that value into another Investment Account.

To effect such transfers, we must receive your request in good order at our Administrative Office within 60 days of the postmarked notice of material change. We will not deduct a transfer charge for this transaction.

VOTING PORTFOLIO SHARES

The Separate Account is the legal owner of the shares of the Portfolios being offered through the Investment Accounts in your Contract. It therefore has the right to vote its shares at any meeting of the Portfolios’ shareholders. Generally, open- end investment companies, such as the Portfolios, do not hold annual meetings of shareholders. However, if and when shareholder meetings are held, we will give you the right to instruct us how to vote the shares attributable to your Contract. If we don’t receive timely instructions from you, we will vote your shares in the same proportion as the voting instructions received on all outstanding Contracts. Please note that the effect of proportional voting is that a small number of Contract owners may control the outcome of a vote. We may vote the shares of the Portfolios in our own right in some cases, if we determine that we may legally do so.

The number of Portfolio shares attributable to you is determined by dividing your interest in the applicable Investment Account by the net asset value of the underlying Portfolio.

THE CONTRACT—THE ACCUMULATION PERIOD

The Contract is an individual flexible-premium (you can contribute varying amounts) deferred variable annuity that accepts after-tax dollars for Non-Qualified and pre-tax dollars for Qualified Contracts. The rights and benefits of the Contract are summarized below. However, the descriptions you read here are qualified entirely by the Contract itself.

PURCHASING A CONTRACT AND REMITTING PREMIUMS

Minimum Initial and Maximum Additional Premiums. We will issue you a Non-Qualified Contract as soon as we receive, in good order at our Administrative Office, your complete and accurate application, Premium, and all other information. Initial Premiums must be for at least $2,500.

For Qualified Contracts you may not make Premium payments in excess of the applicable annual contribution limit as specified in the IRC. For advice on making contributions to a Qualified Contract, please consult your investment or tax adviser.

Please send your check, payable to TIAA-CREF Life Insurance Company, along with the application to:

New Business Dept.

TIAA-CREF Life Insurance Co.

P.O. Box 1291

Charlotte, NC 28201-9908

Note that we cannot accept money orders, travelers’ checks, or cash. In addition, we will not accept a third-party check where the relationship of the payer to the Contract owner cannot be identified from the face of the check. We will credit your initial Premium within two Business Days after we receive all necessary information or the Premium itself, whichever is later. If we don’t have the necessary information within five Business Days, we’ll return your initial Premium unless you instruct us otherwise upon being contacted.

Additional Premiums. Additional Premiums must be for at least $50. We reserve the right to limit Premiums to no more than $1,000,000 a year. For Qualified Contracts you may not make Premium payments in excess of the applicable annual contribution limit as specified in the IRC. For advice on making contributions to a Qualified Contract, please consult your investment or tax adviser.

Send a check, payable to TIAA-CREF Life Insurance Company, including your Contract number, to:

TC-Life VA Collections

P.O. Box 933866

Atlanta, GA 31139-3866

These Premiums will be credited as of the Business Day we receive them, and allocated in the same way as your investment instructions currently on file, unless you instruct otherwise. Currently, TIAA-CREF Life will accept Premiums at any time both the Contract owner(s) and the Annuitant(s) are living and your Contract is in the Accumulation Period. However, we reserve the right not to accept Premiums under this Contract after you have been given three months’ notice.

If we exercise our right to reject and/or place limitations on the acceptance and/or allocation of additional Premium, you may be unable to, or limited in your ability to, increase your Accumulation Value through additional Premium. Before you purchase the Contract and determine the amount of your initial premium, you should consider the fact that we may suspend, reject or limit additional Premiums at some point in the future. You should consult with your registered representative before purchase.

Electronic Payment. You may make initial or subsequent investments by electronic payment. You may also establish an automatic investment plan using Electronic Funds Transfers (EFT) by completing an authorization form. If the automatic investment plan is used for a Qualified Contract, the Contract owner should consult a tax adviser for advice regarding

Intelligent Variable Annuity Prospectus	15

maximum contributions. A federal wire is usually received the same day and an Automated Clearing House (“ACH”) credit or debit transfer is usually received by the second day after transmission. Be aware that your bank may charge you a fee to wire funds, although an ACH transfer is usually less expensive than a federal wire. Here’s what you need to do:

1.	If you are sending in an initial Premium, send us your application;

2.	Instruct your bank to wire money to:

Wells Fargo

ABA Number 121000248

San Francisco, CA

Account of: TIAA-CREF Life Insurance Company

Account Number: 2000035305820

3.	Specify on the wire:

•	Your name, address and Social Security Number (s) or Taxpayer Identification Number

•	Indicate if this is for a new application or existing Contract (provide Contract number if existing)

More About Remitting Premiums. We will not be deemed to have received any Premiums sent to the addresses designated in this prospectus for remitting Premiums until the third party service administrator has received such Premiums along with any necessary information.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the U.S. government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask for your name, residential address, date of birth, social security number and other information that will allow us to identify you, such as your home telephone number. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

If we are unable to verify your identity, or that of another person authorized to act on your behalf, or if we believe that we have identified potentially criminal activity, we reserve the right to take such action as we deem appropriate, which may include cancelling your contract.

Certain Restrictions. You may only open one Contract in any calendar year. Except as otherwise described in this prospectus, the Contract doesn’t restrict how large your Premiums are or how often you send them, although we reserve the right to impose restrictions in the future.

We reserve the right to reject any Premium payment or to place dollar limitations on the amount of a Premium. If mandated under applicable law, including federal laws designed to counter terrorism and prevent money laundering, we may be required to reject a Premium payment. We may also be required to block a Contract owner’s account and refuse to pay any request for transfers, annuity payments, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Investment Account Accumulation

At the end of any Business Day, the Accumulation Value in each Investment Account is equal to the number of Accumulation Units in each Investment Account multiplied by the Accumulation Unit value for that Investment Account.

The Number of Accumulation Units in any Investment Account at the end of the day will be increased by:

•	Premiums allocated to that Investment Account; and

•	Transfers from another Investment Account;

And will be decreased by:

•	Deductions of Premium taxes incurred for the Investment Account; and

•	Withdrawals from Accumulation Value in the Investment Account; and

•	Partial or full annuitizations of Accumulation Value in the Investment Account; and

•	Transfers to another Investment Account; and

•	Any portion of the death benefit paid; and

•	Annual maintenance fee that has been deducted from the Investment Account; and

•	Redemption charges imposed by a Portfolio underlying an Investment Account.

Every time you allocate or transfer money to or from an Investment Account, we convert that dollar amount into Accumulation Units. We determine the number of Accumulation Units we credit to, or subtract from, your Contract by dividing the dollar amount of the transaction by the Accumulation Unit value for that Investment Account at the end of the Business Day.

ACCUMULATION UNIT VALUE

We determine an Accumulation Unit value for each Investment Account to reflect how investment performance affects the Accumulation Value. Unit values will vary among Investment Accounts. The Unit value may increase or decrease from one Business Day to the next.

The Accumulation Unit value of any Investment Account at the end of any Business Day equals:

•	The Accumulation Unit value of the Investment Account on the immediately preceding Business Day; multiplied by

•	The net investment factor for that Investment Account on that Business Day.

16	Prospectus Intelligent Variable Annuity

The net investment factor:

•	Measures the investment performance of an Investment Account from one Business Day to the next;

•	Increases to reflect investment income and capital gains (realized and unrealized) for the shares of the underlying Portfolio;

•	Decreases to reflect any capital losses (realized and unrealized) for the shares of the underlying Portfolio, as well as the underlying Portfolio expenses; and

•	During the first 10 contract years, decreases to reflect the mortality and expense risk charge which is based upon the following annual rates applied to total value in all Investment Accounts:

•	0.40% if the value of Accumulation Units in all Investment Accounts is less than $100,000;

•	0.25% if the value of Accumulation Units in all Investment Accounts is from $100,000 to $500,000; and

•	0.15% if the value of Accumulation Units in all Investment Accounts is more than $500,000.

•	In contract years 11 and later, the annual rate is 0% regardless of the value of Accumulation Units in all Investment Accounts;

•	Decreases to reflect an Administrative Expense charge of 0.10% (0.30% maximum) for all contract years; and

•	If applicable, decreases to reflect the Guaranteed Minimum Death Benefit (GMDB) rider charge of 0.10%.

Accumulation Unit values on any non-Business Day are determined using the Unit values as of the most recent prior Business Day.

We deduct the mortality and expense risk charge to compensate us for certain mortality and expense risks we assume, and for certain expenses we incur. The mortality risk is the risk that an Annuitant will live for a longer time than we project. The expense risk is the risk that the expenses that we incur will exceed the Contract charges.

In order to accommodate the varying mortality and expense risk charges, as well as the application of the GMDB rider charges on certain Contracts, separate Accumulation Unit values will be maintained via different charge bands. On the last Business Day of each month, we will transfer Accumulation Units between bands if your Accumulation Value on that day increases above or decreases below a particular band breakpoint. In addition, on any Business Day in which you make a Premium or withdrawal or request a partial annuitization, we also will transfer Accumulation Units between bands if the Premium or withdrawal or partial annuitization causes your Accumulation Value on that day to increase above or decrease below a particular band breakpoint.

GENERAL CONSIDERATIONS FOR ALL TRANSFERS, CASH WITHDRAWALS, AND PARTIAL ANNUITIZATIONS

You can tell us how much you want to transfer, partially annuitize, or withdraw in dollars, Accumulation Units, or as a percentage of your Accumulation Value.

Transfers, partial annuitizations, and cash withdrawals are effective at the end of the Business Day we receive your request and any required information and documentation. Transfers, partial annuitizations, and cash withdrawals made at any time other than during a Business Day will be effective at the end of the next Business Day.

TRANSFERS

You can transfer some (at least $250 at a time) or the entire amount you accumulate under your Contract among the Separate Account’s Investment Accounts. Currently, we limit the number of transfers you may make among the Investment Account options. Please see “Transfer Policies Regarding Market Timing and Frequent Trading.” We do not assess a transfer charge.

To request a transfer, write to or call our Administrative Office, or go to our Web Center’s account access feature at www.tiaa.org. If you make a telephone or Internet transfer at any time other than during a Business Day, it will be effective at the close of the next Business Day. We can suspend or terminate your ability to transfer by telephone, fax, or over the Internet at any time for any reason.

TRANSFER POLICIES REGARDING MARKET TIMING AND FREQUENT TRADING

There are Contract owners who may try to profit from transferring money back and forth among Investment Accounts in an effort to “time” the market. As money is shifted in and out of these Investment Accounts, we incur transaction costs and the underlying Portfolios incur expenses for buying and selling securities. These costs are borne by all Contract owners. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. The risk of pricing inefficiencies can be particularly acute for Portfolios invested primarily in foreign securities, such as the TIAA-CREF Life International Equity Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, if, within a 60-day calendar day period, a Contract owner redeems or exchanges any monies out of an Investment Account that holds shares of a Portfolio (other than an Investment Account that invests in the TIAA-CREF Life Money Market Fund and transfers made pursuant to the dollar cost averaging and automatic account rebalancing programs), subsequently purchases or exchanges any monies back into that same Investment Account holding shares of the Portfolio and then redeems or exchanges any monies out of the same Investment Account, the Contract owner will not be permitted to make electronic transfers (i.e., transfers over the Internet, by telephone or fax) back into that same Investment Account holding shares of the Portfolio through a purchase or exchange for 90 calendar days.

Intelligent Variable Annuity Prospectus	17

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an Investment Account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the Portfolios under the separate account.

If we regard the transfer activity as disruptive to an underlying Portfolio’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a Contract owner’s ability to make transfers by telephone, fax or over the Internet. We also may stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar activity could be handled differently with the result that some market timing activity may not be detected.

We seek to apply our market timing and other transfer policies uniformly to all Contract owners. We reserve the right to waive these policies where management believes that the waiver is in the Contract owners’ best interests and that imposition of the policy’s restrictions is not necessary to protect Contract owners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. The Contract is not appropriate for market timing. You should not invest in the Contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time that we are unable to purchase or redeem shares of any of the Portfolios under the Separate Account.

Contract owners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA- CREF Life or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, there could be dilution in the value of account shares held by long-term Contract owners, increased transaction costs, and interference with the efficient portfolio management of the affected Portfolio.

The Portfolios available as investment options under the Contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. The prospectuses for the Portfolios describe any such policies and procedures. The policies and procedures of a Portfolio may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other Portfolios. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the Portfolios. However, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Contract owners who violate the market timing and excessive trading policies established by the Portfolio.

CASH WITHDRAWALS

You can withdraw some or all of your Accumulation Value in the Investment Accounts. Cash withdrawals must be for at least $1,000 (or your entire Accumulation Value, if less). Any withdrawal that would reduce your entire Accumulation Value below $1,000 will be considered a request for a full surrender. Surrenders from Qualified Contracts may be restricted or prohibited. There’s no charge for cash withdrawals. If you do not specify which Investment Accounts to take the withdrawal from, we will take it from all of your Investment Accounts in proportion to the value you have in each Investment Account.

If you withdraw your entire Accumulation Value in the Separate Account, we’ll cancel your Contract and all of our obligations to you under the Contract will end. We will deduct the annual maintenance fee from any surrender proceeds.

Withdrawals are subject to income tax, and a 10% penalty tax may apply if you are under age 59 1/2. (See “Federal Income Taxes.”)

SYSTEMATIC WITHDRAWALS

If your Accumulation Value is at least $10,000, you may have withdrawals made from one or more of the Investment Accounts on a systematic basis. Systematic withdrawals can be made monthly, quarterly, semi-annually or annually, from the first to the twenty-eighth day of the month. If the scheduled date of a systematic withdrawal is not a Business Day, the withdrawal will be deemed as a redemption request made on the next Business Day and priced accordingly.

The starting date for systematic withdrawals must be at least seven calendar days after we receive all required forms in good order. Systematic withdrawals will continue until the earliest of the following:

•	the date you tell us to stop, or

•	your Accumulation Value in any Investment Account is insufficient, or

•	a withdrawal would cause your Accumulation Value to fall below $1,000, or

•	your death, or

•	the Annuitant’s death.

A periodic withdrawal amount must be either in dollars, or in percentage of Accumulation Value, or in numbers of Accumulation Units. The initial periodic withdrawal amount must be at least $100. Systematic withdrawals paid by check may be subject to a fee of up to $5 per payment. You may not have more than one systematic withdrawal program in effect at any one time.

18	Prospectus Intelligent Variable Annuity

Systematic withdrawals are not available to you while you own any other deferred annuities issued by us that:

•	accept only after-tax contributions, and

•	were issued during the calendar year in which the Contract was issued, and

•	have an Accumulation Value greater than zero.

Systematic withdrawals are subject to all provisions applicable to withdrawals, except as otherwise provided herein. We may restrict the availability of systematic withdrawals from any new Investment Accounts that are added to your Contract after the issue date of the Contract. We may suspend future systematic withdrawals with ninety days’ written notice to you.

DOLLAR COST AVERAGING

If your Accumulation Value is at least $10,000, you may elect to participate in a dollar cost averaging program by providing us with acceptable notice. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your Premium into the Investment Accounts over a period of time by systematically and automatically transferring, on a periodic basis, specified dollar amounts from the TIAA-CREF Life Money Market Account to any Investment Account(s). This allows you to potentially reduce the risk of investing most of your Premium into the Investment Accounts at a time when prices are high. We do not assure the success of this strategy, and success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high.

You choose whether transfers will be made on a monthly or a quarterly basis on the 1st through the 28th day of the month. If you don’t select a timing basis, we will make monthly transfers. Equal amounts (minimum $100) are automatically transferred from the TIAA-CREF Life Money Market Investment Account to your designated “target Investment Options” in the percentages selected. You may have multiple target Investment Options.

The starting date of a dollar cost averaging program must be at least seven calendar days after we receive all required forms in good order, and a dollar cost averaging program cannot begin during the “free look” period. We reserve the right to allow you to start only one dollar cost averaging program in any contract year or successive 12 month period. If an automatic account rebalancing program is in effect, a dollar cost averaging program cannot be initiated.

Dollar cost averaging will end if we receive (in good order) a request to cancel the participation, the value of the TIAA-CREF Life Money Market Investment Account is insufficient to make the transfer, or the specified number of transfers has been completed. We may suspend dollar cost averaging program transfers with ninety days written notice to you. We reserve the right to terminate the dollar cost averaging program.

This program is excluded from our Transfer Policies Regarding Market Timing and Frequent Trading. See “Transfer Policies Regarding Market Timing and Frequent Trading.”

AUTOMATIC ACCOUNT REBALANCING PROGRAM

You may elect to participate in an automatic account rebalancing program by providing us with notice in good order. Automatic account rebalancing will allow you to maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a monthly, quarterly, semi-annual or annual basis on the 1st through the 28th day of the month.

We reserve the right to allow you to start only one automatic account rebalancing program in any contract year or successive 12-month period. If a dollar cost averaging program is in effect, an automatic account rebalancing program cannot be initiated.

Automatic account rebalancing will end if we receive an acceptable request to cancel your participation. We reserve the right to terminate the automatic account rebalancing program for a particular Contract.

This program is excluded from our Transfer Policies Regarding Market Timing and Frequent Trading. See “Transfer Policies Regarding Market Timing and Frequent  Trading.”

WITHDRAWALS TO PAY ADVISORY FEES

In certain situations, as agreed to between you and a registered investment adviser, you can set up a program to have money withdrawn directly from your Contract to pay your advisor. You will be required to complete and return certain forms to effect these cash withdrawals, indicating how you want the money to be withdrawn. If you do not specify how you want the money withdrawn, we will make the withdrawal from each of your Investment Accounts on a pro rata basis. For a Non-Qualified Contract, the withdrawal will be treated like any other distribution; it may be included in gross income for federal tax purposes and, if the Owner is under age 59 1/2, it may be subject to a 10% penalty tax. You should consult a tax advisor regarding the tax treatment of the payment of advisor fees from your Contract.

You may use systematic withdrawals to pay these advisory fees. Such withdrawals must be quarterly, not earlier than the seventh Business Day after the end of a calendar quarter. The amount withdrawn must be specified in dollars or in percentage of your Accumulation Value as of the end of the quarter. The financial advisor may request that we stop making withdrawals. We may determine the eligibility of financial advisors for systematic withdrawal payments. These fees will go to individual registered investment advisers who are not affiliated with us. These fees are not Contract charges retained by us. These fees also are not the investment advisory fees paid by the underlying Portfolios. We will not assess any charge for the withdrawal of these fees.

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TAX ISSUES

Make sure you understand the possible federal and other income tax consequences of transfers, partial annuitizations, and cash withdrawals. Cash withdrawals are taxed at the rates for ordinary income—i.e., they are not treated as capital gains. Withdrawals before age 59 1/2 may subject you to early-distribution taxes and a 10% penalty tax as well. For more information, see “Federal Income Taxes,” “The Contract—the Annuity Period.”

CHARGES

SEPARATE ACCOUNT CHARGES

We deduct charges each Business Day from the assets of each Investment Account for various services required to administer the Separate Account and the Contracts and to cover certain insurance risks borne by TIAA Life. While TIAA Life reserves the right to increase the Separate Account charges at any time, we will provide at least three months’ notice before any raise.

Administrative Expense Charge. This charge is for administration and operations, such as allocating Premiums and administering Accumulation Value. The daily deduction is equivalent to 0.30% of Accumulation Value annually.

We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

We currently waive a portion of the Administrative Expense Charge, so that the current Administrative Expense Charge is 0.10%. While we reserve the right to increase this charge at any time, we will provide at least three months’ notice before we raise the Administrative Expense Charge above 0.10%.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the Contracts. We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

The daily deduction is equivalent to the following percentages of Accumulation Value annually:

During the First 10 Contract Years:
If Accumulation Value is less than $100,000:	0.40%
If Accumulation Value is between $100,000–$500,000:	0.25%
If Accumulation Value is greater than $500,000:	0.15%
After the First 10 Contract Years:	0.00%

On the last Business Day of each month, we will transfer Accumulation Units between bands if your Accumulation Value on that day increases above or decreases below a particular band breakpoint. In addition, on any Business Day in which you make a Premium, partial annuitization, or withdrawal, we also will transfer Accumulation Units between bands if the Premium, partial annuitization, or withdrawal causes your Accumulation Value on that day to increase above or decrease below a particular band breakpoint.

Our mortality risks come from our obligations under the Contracts to make annuity payments under the One-Life Annuity and the Two-Life Annuity and to pay death benefits before the Annuity Period begins. We assume the risk of making annuity payments regardless of how long the Annuitant (s) may live or whether the mortality experience of Annuitants as a group is better than expected. We also bear a risk in connection with our Guaranteed Minimum Death Benefit guarantee, since this death benefit may be more than your Accumulation Value.

Our expense risk is the possibility that our actual expenses for administering and marketing the Contract and for operating the Separate Account will be higher than the amount recovered through the administrative expense charge.

If the mortality and expense risk charge isn’t enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our General Account assets, which may include amounts derived from the mortality and expense risk charge, to TIAA-CREF Individual & Institutional Services, LLC (“TC Services”), the principal underwriter of the Contract.

Guaranteed Minimum Death Benefit Charge. If you elect the Guaranteed Minimum Death Benefit, we will assess an additional charge of 0.10% of Accumulation Value, on an annual basis, as compensation for providing this guaranteed benefit. We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

OTHER CHARGES AND EXPENSES

Portfolio Expenses. Each Investment Account purchases shares of the corresponding Portfolio at net asset value. Certain deductions and expenses of the underlying Portfolios are paid out of the assets of the Portfolios. These expenses may include charges for portfolio accounting, custody, and other services provided to the Portfolio. The Portfolios’ investment advisers also are entitled to an annual management fee based on a percentage of the average daily net assets of each Portfolio. Portfolio expenses are not fixed or specified under the terms of the Contract, and may change periodically. For further information, consult the Portfolios’ prospectuses and the Annual Operating Expense table included in the summary of this prospectus.

No Deductions from Premiums. The Contract provides for no front-end charges.

Premium Taxes. Currently, residents of several states may be subject to premium taxes on their Contract. We normally will deduct any charges for premium taxes from your Accumulation Value when it’s applied to provide annuity payments. However, if a jurisdiction requires that premium taxes be paid at other times, such as when Premiums are paid or when cash withdrawals are taken,

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we’ll deduct premium taxes then. State premium taxes currently range from 1.00 percent to 3.50 percent of Premium payments.

Annual Maintenance Fee. Your Contract will be subject to an annual maintenance fee of $25 to compensate us for the expenses associated with administering your Contract. We will assess this fee on every annual anniversary of your Contract and on surrender of your Contract. We will waive the annual maintenance fee if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or the day you surrender your Contract. If your Accumulation Value in the TIAA-CREF Life Money Market Investment Account is greater than the amount of the maintenance fee, we will deduct the fee from the TIAA-CREF Life Money Market Investment Account. Otherwise, we will deduct the fee from the Investment Accounts in proportion the Accumulation Value in each Investment Account. We do not deduct this charge during the Annuity Period.

Transfer Charge. We do not charge you for transfers.

Surrender Charge. We do not deduct any surrender charges if you withdraw all Accumulation Value from the Contract, although we will assess the annual maintenance fee.

THE CONTRACT—THE ANNUITY PERIOD

You can apply all or a portion of your Accumulation Value to provide annuity payments from a fixed account that is part of our General Account. Annuity payments will be based, among other things, on the amount of your Accumulation Value selected for annuitization, your choice of Income Option, and your choice among the payout options. You may elect to receive monthly, quarterly, semi- annual or annual payments. If your annuity payments would be less than $100 under the payment option you choose, we may make annuity payments less frequently than that. The total value of annuity payments made to you may be more or less than the total Premiums you paid under the Contract.

Partial annuitization is an irrevocable election by you to apply only a portion of your Accumulation Value to purchase a stream of annuity payments under the Contract, leaving the remainder of the Accumulation Value to accumulate on a tax-deferred basis. You may elect a partial annuitization of any annuity option. However, if you choose to apply part of your Accumulation Value to a Fixed Period Annuity for less than ten years, those payments will be taxed less favorably, as withdrawals, rather than as annuity payments. Caution should be exercised in choosing to annuitize a portion of Accumulation Value. Also, if you own a Qualified Contract, you may need to meet required minimum distribution rules, which can be quite complex. Before choosing to annuitize all or a portion of your Accumulation Value, you should consult your tax advisor. See “Federal Income Taxes.”

If you have elected the Guaranteed Minimum Death Benefit Option, partial annuitizations will impact the guaranteed death benefit. See “Guaranteed Minimum Death Benefit Option.”

WHEN ANNUITY PAYMENTS BEGIN

Generally you pick the date when you want annuity payments to begin when you first apply for a Contract. The date you choose cannot be later than the Annuitant’s 95th birthday, and if you select a date that is later than the Annuitant’s 90th birthday, then you may only select a Fixed-Period Annuity. You can choose or change this annuity starting date at any time before annuity payments begin, and you may establish multiple annuity starting dates if you choose to annuitize only a portion of your Accumulation Value. In any case, the annuity starting date for any selected annuitization will be the first Business Day of a month and cannot be earlier than fourteen months after the day your Contract is issued (twelve months for Contracts issued in Florida). Your first annuity check may be delayed while we process your choice of Income Options and calculate the amount of your initial payment.

For payments to begin on the annuity starting date you chose, we must have received all information and documentation necessary for the Income Option you’ve picked. If we haven’t received all the necessary information, we’ll defer the annuity starting date until the first Business Day of the month after the information has reached us at our Administrative Office in good order, but not beyond the Annuitant’s 95th birthday. Please note the following:

•

If you haven’t picked any Income Option by the first Business Day of the month in which the Annuitant turns age 90 or if we have not otherwise received all the necessary information by this date, we will begin payments under a One-Life Annuity with, if allowed under federal tax law, a ten year guaranteed period.

•

If you have selected a One-Life Annuity or Two-Life Annuity for which you have not chosen an annuity starting date prior to the first Business Day of the month in which the Annuitant turns age 90, then you will be deemed to have chosen that date as the annuity starting date.

•

If you have selected a Fixed-Period Annuity for which you have not chosen an annuity starting date prior to the first Business Day of the month in which the Annuitant turns age 95, then you will be deemed to have chosen that date as the annuity starting date (if allowed under applicable law).

All annuity payments will be made out of the fixed account. We’ll send your annuity payments by mail to your home address or (on your request) by mail or electronic fund transfer to your bank. If the address or bank where you want your payments changes, it’s your responsibility to let us know. We can send payments to your residence or most banks abroad. Special tax forms, withholding and other requirements may apply with respect to payments sent overseas. Please see your qualified tax adviser.

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INCOME PAYMENTS

Your payments are based on your Accumulation Value selected for annuitization determined on the last Business Day before the annuity starting date. At the annuity starting date, the dollar amount of each annuity payment resulting from your Accumulation Value selected for annuitization is fixed, based upon:

•	the annuity option you choose

•	the length of the fixed period or guaranteed period, as applicable

•	the frequency of payment you choose

•	the ages of the Annuitant and any Second Annuitant, and

•	the current annuity rates, not to be less than those specified in your Contract’s rate schedule.

Payments are not variable—they won’t change based on the investment experience of any Investment Account.

ANNUITY OPTIONS

You have a number of different annuity options, although if you select an annuity date that is later then the Annuitant’s 90th birthday, you may only select a Fixed-Period Annuity. The current options are:

•

One-Life Annuities with or without Guaranteed Period. Pays income as long as the Annuitant lives. If you opt for a guaranteed period (10, 15 or 20 years) and your Annuitant dies before it’s over, income payments will continue to you or your Beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at the Annuitant’s death—so that it’s possible for you to receive only one payment if your Annuitant dies less than a month after payments start.

•

Fixed-Period Annuities. Pays income for a stipulated period of not less than two nor more than thirty years. At the end of the period you’ve chosen, payments stop. If you die before the period is up, your Beneficiary becomes the Contract owner.

•

Two-Life Annuities with or without Guaranteed Period. Pays income to you as long as the Annuitant or Second Annuitant lives, then continues at either the same or a reduced level for the life of the survivor, or until the end of the specified guaranteed period, whichever period is longer. There are three types of two-life annuity options, all available with or without a guaranteed period—Full Benefit While Either the Annuitant or the Second Annuitant is Alive, Two-Thirds Benefit After the Death of Either the Annuitant or the Second Annuitant, and a Half- Benefit After the Death of the Annuitant.

Your Beneficiary has the right to receive in a lump sum the commuted value of any periodic payments or other amounts remaining due under a Fixed-Period Annuity or Life Annuity with a Guaranteed Period. The commuted value, which is the present value of annuity payments used when an annuity will be paid in a lump sum instead of a series of payments, is equal to the sum of payments less the interest that would have been earned from the effective date of the commuted value calculation to the date each payment would have been made. The interest rate used is the same as that used to determine the guaranteed amount of the annuity payments.

DEATH BENEFITS

AVAILABILITY; CHOOSING BENEFICIARIES

Unless the “Special Option For Spouses” described immediately below applies, the death benefit will be paid if either the Owner or Annuitant dies during the Accumulation Period. When you fill out an application for a Contract, you name one or more Beneficiaries to receive the death benefit if you die. You can change your Beneficiary at any time during the Accumulation Period. For more information on designating Beneficiaries, contact TIAA-CREF Life or your legal adviser.

SPECIAL OPTION FOR SPOUSES

If the surviving spouse is the sole Beneficiary when the Owner dies, the spouse can choose to become the Contract owner and continue the Contract, or receive the death benefit. If the surviving spouse does not make a choice within 60 days after we receive (in good order) proof of death, the spouse will automatically become the Contract owner, and no death benefit will be paid to the surviving spouse. Your spouse will also become the Annuitant if you were the Annuitant.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those that are permitted under individual state laws) to be unconstitutional. Therefore, same sex marriages recognized under state or foreign law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. IRS guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such. However, some uncertainty remains regarding the treatment of same-sex spouses as defined under applicable law. Consult a tax adviser for more information on this subject.

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AMOUNT OF DEATH BENEFIT

The amount of the death benefit is your Accumulation Value on the Valuation Day we authorize payment of the death benefit. We will authorize payment of a Beneficiary’s portion of the death benefit on the date we receive (in good order) due proof of death of an Owner or Annuitant and all information required to be furnished for payment of that Beneficiary’s portion of the death benefit.

If you have elected the Guaranteed Minimum Death Benefit (for an additional charge), and this amount is greater than the Accumulation Value, we will instead pay the Guaranteed Minimum Death Benefit (see below).

GUARANTEED MINIMUM DEATH BENEFIT OPTION

If you elected the Guaranteed Minimum Death Benefit option (for an additional charge) and, on the Business Day we authorize payment of the death benefit, this amount is greater than the Contract death benefit (which is equal to the Accumulation Value), then we will pay the Guaranteed Minimum Death Benefit instead of the Contract death benefit. The Guaranteed Minimum Death Benefit on any Business Day is equal to the sum of all Premiums credited under the Contract less the “adjusted sum” of each withdrawal made.

The adjusted sum of each withdrawal made is equal to the sum of each withdrawal or partial annuitization multiplied by the greater of (1) or the following:

•	the value of the Guaranteed Minimum Death Benefit on the Business Day preceding the withdrawal or partial annuitization, divided by

•	the Accumulation Value on the Business Day of the withdrawal or partial annuitization, excluding the effect of any transactions on that day.

Multiple withdrawals made on any single day will be aggregated for the purpose of this calculation.

The following example is intended to illustrate how we calculate the Guaranteed Minimum Death Benefit. Assume:

•	On July 16th, an initial Premium of $10,000 is received by us and the Contract is issued.

•	The Accumulation Value equals $10,000.

•	The Contract death benefit, which is equal to the Accumulation Value, is also $10,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($10,000) less the “adjusted sum” of each withdrawal ($0), also equals $10,000.

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $10,000. Because the Guaranteed Minimum Death Benefit is not greater than the Contract death benefit, we will not instead pay the Guaranteed Minimum Death Benefit.

•	On August 21st, a withdrawal of $2,000 is made from the Contract.

•	Assume that prior to the withdrawal, the Accumulation Value equals $8,500. After the withdrawal, the Accumulation Value equals $6,500.

•	The Contract death benefit, which is equal to the Accumulation Value after the withdrawal, is $6,500.

•	The Guaranteed Minimum Death Benefit is equal to the sum of all Premiums less the “adjusted sum” of each withdrawal.

•	The “adjusted sum” of the $2,000 withdrawal is equal to the withdrawal ($2,000) multiplied by the greater of:

1.	(1); or

2.	the prior Business Day’s Guaranteed Minimum Death Benefit ($10,000) divided by the current Accumulation Value excluding the effect of any transactions on that day ($8,500). This equals 1.1764706 ($10,000/$8,500).

•	Because 1.176 is greater than 1, the withdrawal ($2,000) is multiplied by 1.1764706 to equal $2,352.94.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($10,000) less the “adjusted sum” of each withdrawal ($2,352.94), equals $7,647.06.

If a death benefit were to be paid on this date, it would be equal to the Guaranteed Minimum Death Benefit of $7,647.06, because this amount is greater than the Contract death benefit of $6,500.

•	On September 1st, an additional Premium of $20,000 is received by us.

•	Assume that prior to receipt of the Premium, the Accumulation Value equals $9,000. After the Premium is received, the Accumulation Value equals $29,000.

•	The Contract death benefit, which is equal to the Accumulation Value after the Premium is received, is $29,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($30,000=$10,000+$20,000) less the “adjusted sum” of each withdrawal ($2,352.94), equals $27,647.06 ($30,000–$2,352.94).

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $29,000, which is greater than the Guaranteed Minimum Death Benefit of $27,647.06.

•	On September 28th, a withdrawal of $5,000 is made from the Contract.

•	Assume that prior to the withdrawal, the Accumulation Value equals $31,500. After the withdrawal, the Accumulation Value equals $26,500.

•	The Contract death benefit, which is equal to the Accumulation Value after the withdrawal, is $26,500.

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•	The Guaranteed Minimum Death Benefit is equal to the sum of all Premiums less the “adjusted sum” of each withdrawal.

•	The “adjusted sum” of the $5,000 withdrawal is equal to the withdrawal ($5,000) multiplied by the greater of:

1.	1; or

2.	the prior Business Day’s Guaranteed Minimum Death Benefit ($27,647.06) divided by the current Accumulation Value excluding the effect of any transactions on that day ($31,500). This equals 0.877684 ($27,647.06/$31,500).

•	Because 1 is greater than 0.877684, the withdrawal ($5,000) is multiplied by 1 to equal $5,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($30,000=$10,000+$20,000) less the “adjusted sum” of each withdrawal ($7,352.94=$2,352.94+$5,000), equals $22,647.06.

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $26,500, which is greater than the Guaranteed Minimum Death Benefit of $22,647.06.

The Guaranteed Minimum Death Benefit is a guaranteed minimum, which means that we will only pay this amount if it is greater than the Contract death benefit.

The daily charge for the Guaranteed Minimum Death Benefit is shown in the “Separate Account Charges” section of this Prospectus. You may not elect the Guaranteed Minimum Death Benefit after we issue your Contract, and may not cancel it after we issue your Contract.

METHODS OF PAYMENT OF DEATH BENEFITS

The sole method of payment for death benefits is a single-sum payment by check. The entire death benefit is paid at once. If there is more than one Beneficiary, we will pay each Beneficiary, in a single-sum payment, his or her portion of the death benefit as determined on the Valuation Day we receive (in good order at our Administrative Office) all information required to be furnished for payment of that Beneficiary’s portion of the death benefit. Because Beneficiaries may provide the required information to us on different days, Beneficiaries may receive differing amounts, even where all Beneficiaries have been designated so as to share equally in the death benefit proceeds.

Death benefit payments must be made within five years of your death. Upon payment of the entire death benefit, the Contract will terminate. In all events, the death benefit and the termination provisions of the Contract will be administered in accordance with the requirements of Sections 72(s) or 401(a)(9), as applicable to your Contract.

DELAYS IN PAYMENTS

We usually pay the amounts of any surrender, partial withdrawal, death benefit proceeds, or transfer from the Investment Accounts within 7 days after we receive (in good order at our Administrative Office) all applicable acceptable notices, and/or due proofs of death. However, we can postpone these payments if:

•	the New York Stock Exchange is closed for trading, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the SEC; or

•

an emergency exists, as a result of which the SEC determines that (A) the disposal of shares in an Investment Account or its corresponding Portfolio is not reasonably practicable, or (B) it is not reasonably practicable to fairly determine the value of the net assets of an Investment Account or its corresponding Portfolio; or

•	an Investment Account or its corresponding Portfolio otherwise suspends payment or redemption of its shares pursuant to an order of the SEC; or

•	you have submitted a check or draft to our Administrative Office, in which case we have the right to defer payment until the check or draft has been honored.

If, pursuant to SEC rules, the TIAA-CREF Life Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the TIAA-CREF Life Money Market Investment Account until the Fund is liquidated.

FEDERAL INCOME TAXES

The following discussion is based on our understanding of current federal income tax law, and is subject to change. For complete information on your personal tax situation, check with a qualified tax adviser.

TAXATION OF ANNUITIES

The following discussion assumes the Contracts qualify as annuity Contracts for federal income tax purposes:

In General. Internal Revenue Code (IRC) Section 72 governs annuity taxation generally. We believe an Owner who is a natural person usually won’t be taxed on increases in the value of a Contract until there is a distribution (i.e., the Owner withdraws all or part of the Accumulation Value or takes annuity payments). Since transfers among Investment Accounts under the Contract aren’t considered distributions, they won’t be taxed. Assigning, pledging, or agreeing to assign or pledge any part of the Accumulation Value usually will be considered a distribution.

Withdrawals of accumulated investment earnings are taxable as ordinary income. The IRC generally requires Non-Qualified Contract withdrawals to be first allocated to investment earnings.

Non-Natural Persons. The Owner of any Non-Qualified Contract who is not a natural person (such as a corporation

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or trust) generally must include in income any increases in the value of the Contract during the taxable year. There are significant exceptions to this rule, such as grantor trusts and certain trusts for the benefit of individuals and a prospective Contract owner who is not a natural person should discuss these potential exceptions with a qualified tax adviser.

Qualified and Non-Qualified Contracts. The Contract can only be purchased as an individual and not a group contract, and is referred to as a Non-Qualified Contract. Annuity contracts purchased as part of an IRA, Roth IRA, SEP or SIMPLE plan are referred to as a Qualified Contract. We do not currently offer Qualified Contracts.

The following discussion applies generally to Contracts owned by a natural person:

Withdrawals. If you make a withdrawal from your Non-Qualified Contract, the IRC generally treats such a withdrawal as first coming from earnings and then from your Premiums. Such withdrawn earnings are includible in income.

Diversification Requirements. The IRC requires that the investments of each Investment Account of the Separate Account underlying the Contracts be “adequately diversified” in order for the Non-Qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that each Investment Account, through the Portfolio in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Contracts, such as the flexibility of a Contract owner to allocate Premiums and transfer amounts among the Investment Accounts of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract owner from being treated as the Owner of the Separate Account assets supporting the Contract.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the IRC requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner’s death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner (as defined under federal law), the Contract may be continued with the surviving spouse as the new Owner (See “Death Benefits”—“Special Option for Spouses”).

The Non-Qualified Annuity endorsement contains provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Penalty Tax on Certain Withdrawals. The IRC also provides that any amount you receive from your Contract that is included in income may be subject to an IRS tax penalty. The amount of the IRS tax penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)	paid on or after the taxpayer reaches age 59 1/2;

(2)	paid after you die;

(3)	paid if the taxpayer becomes totally disabled (as that term is defined in the IRC);

(4)	paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)	paid under an immediate annuity; or

(6)	that come from purchase payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used. Other exceptions may apply to Qualified Contracts.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, these amounts are taxed to the recipient if distributed in a lump sum, in the same manner as a surrender of the Contract.

Partial 1035 Exchanges. Section 1035 of the IRC provides that a non-qualified annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also qualify as a non-taxable exchange. IRS guidance provides that if a distribution occurs from either of the contracts involved within 180 days of a partial exchange that the IRS may apply general tax principles to determine the substance and hence, the treatment of the transfer. This could result, for example, in the subsequent distribution

Intelligent Variable Annuity Prospectus	25

being treated as money received in the exchange. This 180 day rule does not apply to subsequent distributions taken to effect another 1035 exchange. The IRS guidance also provides that Partial 1035 exchanges are disregarded for purposes of determining whether 2 or more deferred annuity contracts have been purchased from an insurer and its affiliates in a 12 month period. Contract owners should consult their own qualified tax advisers prior to entering into a partial exchange of an annuity contract.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts are considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Taxation of Qualified Contracts. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions, and other transactions with respect to the Contract comply with the law.

Individual Retirement Annuities (IRAs), as defined in Section 408 of the IRC, permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year ($5,500 for 2015 and 2016; $6,500 for owners age 50 or older) or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits.

After prevailing in Bobrow v. Commissioner, T.C. Memo. 2014-21, the Internal Revenue Service announced a significant change in the longstanding position on the treatment of multiple IRA rollovers occurring in a 12 month period. Federal tax law permits only one tax-deferred rollover between IRAs of distributions taken in a 12 month period. The IRS had previously interpreted that restriction to apply separately to each IRA owned by an individual. However, in the Bobrow case the Tax Court held that the 12 month restriction period applied to all of the taxpayer’s traditional IRAs. The IRS has issued guidance expanding this new interpretation of the one-rollover-per-year rule to all types of IRAs. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs. Please consult your tax adviser for more information before making any IRA rollover. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies.

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the IRC, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation ($12,500 for 2015 and 2016 (as may be increased in future years—for cost of living adjustments); $15,500 for owners age 50 and older). The sponsoring employer is required to make matching or non- elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. You or your spouse can each open a Roth IRA with an annual contribution of up to $5,500 or with a rollover from another IRA. If you are age 50 or older, you may contribute up to $6,500. The combined limit for your contributions to a traditional IRA and a Roth IRA for a single year is $5,500 or $6,500 if you are age 50 or older, excluding rollovers. (The dollar limits listed are for 2015 and 2016; different dollar limits may apply in future years.) A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Other Tax Issues. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should consult a tax advisor for more information about these distribution rules.

The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, Simple IRA or Roth IRA and has not addressed in a ruling of general applicability whether a death benefit provision such as the Guaranteed Minimum Death Benefit provision in the Contract comports with IRA qualification requirements. The value of the

26	Prospectus Intelligent Variable Annuity

Guaranteed Minimum Death Benefit and other optional benefits such as the Guaranteed Lifetime Withdrawal Benefit may need to be considered in calculating minimum required distributions.

Distributions from Qualified Contracts generally are subject to withholding for the Owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

OPTIONAL BENEFIT RIDERS—NON-QUALIFIED CONTRACTS

It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting or activating any optional benefit under the Contract.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

Transferring or assigning Contract ownership, pledging the Contract as security for a loan, designating an Annuitant, payee or other Beneficiary who is not also the Owner, selecting certain annuity start dates, or exchanging a Contract can have other tax consequences that we don’t discuss here. If you’re thinking about any of those transactions, contact a qualified tax adviser.

ANNUITY PAYMENTS

Although the tax consequences may vary depending on the annuity payment option you select, in general, only a portion of the annuity payments you receive will be includable in your gross income. In general, the excludable portion of each annuity payment you receive will be determined as follows: by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable. For a Qualified Contract, the investment in the Contract could be zero.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If, after the annuity commencement date, annuity payments stop because an Annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return. You should consult a tax adviser before electing the Initial Payment Guarantee or a feature with stabilized payments.

PARTIAL ANNUITIZATION

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. A pro-rated amount of the cost basis is used in calculating the payments and exclusion ratio associated with the Partial Annuitization. Please note that if you choose to apply part of your Accumulation Value to a Fixed Period Annuity for less than ten years, those payments will be taxed less favorably, as withdrawals, rather than as annuity payments. Consult your tax advisor. See “The Contract—the Annuity Period.”

WITHHOLDING

Annuity distributions are usually subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. However, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

In determining gross income, IRC Section 72(e) will generally treat as one contract all TIAA-CREF Life and TIAA Non-Qualified deferred annuity Contracts issued to the same Owner during any calendar year. This could affect when income is taxable and how much might be subject to the 10 percent penalty tax (see above). Consult a qualified tax adviser before buying more than one annuity Contract for the purpose of gaining a tax advantage.

POSSIBLE CHARGE FOR TIAA-CREF LIFE’S TAXES

Currently we don’t charge the Separate Account for any federal, state, or local taxes on it or its Contracts (other than premium taxes—see “Charges”), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

OTHER TAX ISSUES

Federal Estate Taxes, Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

Intelligent Variable Annuity Prospectus	27

Under certain circumstances, the IRC may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2016, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity purchases by residents of Puerto Rico. The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.- source income that is generally subject to United States federal income tax.

Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships and trusts) that are not U.S. residents. This contract may not be available to certain foreign entity purchasers.

Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

TAX ADVICE

What we tell you here about federal and other taxes isn’t comprehensive and is for general information only. It doesn’t cover every situation and cannot be used to avoid any tax Taxation varies depending on the circumstances, and state and local taxes may also be involved. For complete information on your personal tax situation, check with a qualified tax adviser.

GENERAL MATTERS

FINANCIAL CONDITION OF TIAA-CREF LIFE

The benefits under your Contract and any rider are paid by us from our General Account assets and/or your Accumulation Value held in the Separate Account. It is important that you understand how your Contract works and how our ability to meet our obligations affects your Contract. Payment of your Contract and rider benefits is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for Accumulation Value allocated to the Investment Accounts. Your Accumulation Value in the Investment Accounts is part of the assets of the Separate Account. These assets are segregated and insulated from our General Account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your Accumulation Value allocated to the Separate Account should generally not be adversely affected by the financial condition of our general account. With very limited exceptions, all assets in the Separate Account attributable to your Accumulation Value and that of all other Contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See “SEPARATE ACCOUNT.”

Assets in the General Account. Any guarantees under the Contract that exceed your Accumulation Value in the Separate Account, such as those associated with the death benefit, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Accumulated Value in the Separate Account are subject to our financial strength and claims-paying ability and our long- term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our General Account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well, such as market value adjusted annuities, and we also pay our obligations under these products from the assets in our General Account. These General Account products are subject to our claims-paying ability. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the Contract would generally receive the same priority as our other policy holder obligations.

28	Prospectus Intelligent Variable Annuity

Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our General Account. In general, those laws and regulations determine the amount and type of investments which we can make with General Account assets. In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts required under state law to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations; there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value. We continually evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information (“SAI”). For information on how to obtain a free copy of the SAI, see the cover page of this Prospectus.

TELEPHONE AND INTERNET TRANSACTIONS

To speak with a customer service representative to make requests related to your Contract or to obtain more information, you can call the Administrative Office at 877 694-0305.

You can also use the TIAA-CREF Web Center’s account access feature to check your Accumulation Value and current allocation percentages, and make transfers. You will be led through the transaction process and will use reasonable procedures to confirm that instructions given are genuine. All transactions made through the Web Center are electronically recorded. To use the Web Center’s account access feature, access the TIAA-CREF Internet home page at www.tiaa.org. Computer systems may not always be available. Any computer system, whether it is yours, your service provider’s, your registered representative’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.

We may not be able to verify that you are the person providing instructions through the Web Center, or that you have authorized any such person to act for you. We can suspend or terminate your ability to transact by telephone, fax, or over the Internet at any time for any reason.

CONTACTING TIAA-CREF LIFE

We won’t consider any notice, form, request, or payment to have been received by TIAA-CREF Life until it reaches our Administrative Office in good order. You can ask questions about the contract by calling us toll-free 877 694-0305.

ELECTRONIC PROSPECTUSES

If you received this prospectus electronically and would like a paper copy, please call 877 694-0305, and we will send it to you.

HOUSEHOLDING

To cut costs and eliminate duplicate documents sent to your home, we may begin mailing only one copy of the prospectus, prospectus supplements, annual and semi- annual reports, or any other required documents, to your household, even if more than one Contract owner lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call us toll-free at 877 694-0305, or write us.

SIGNATURE REQUIREMENTS

For some transactions, we may require your signature to be notarized or guaranteed by a commercial bank or a member of a national securities exchange.

ERRORS OR OMISSIONS

We reserve the right to correct any errors or omissions on any form, report or account statement that we send you.

DISTRIBUTING THE CONTRACTS

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

The Contracts are offered by TC Services, a subsidiary of TIAA which is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority, or FINRA. TC Services may also enter into selling agreements with third parties to distribute the Contracts. TC Services is considered the “principal underwriter” for interests in the Contract. Anyone distributing the Contract

Intelligent Variable Annuity Prospectus	29

must be a registered representative of TC Services or an entity that has entered into a selling agreement with TC Services. The main office of TC Services is at 730 Third Avenue, New York, New York 10017-3206. No commissions are paid in connection with the distribution of the Contracts, although we pay TC Services a fee from our General Account assets for sales of the Contracts. (Prior to May 1, 2012, the principal underwriter of the Contract was Teachers Personal Investors Services Inc. (“TPIS”), also a subsidiary of TIAA. TPIS is registered with the SEC as a broker-dealer and is a member of FINRA.) During fiscal year 2015 we paid TC Services $7,856,518, during fiscal year 2014, we paid TC Services $6,559,876, and during fiscal year 2013, we paid TC Services $5,778,672. We intend to recoup payments made to TC Services through fees and charges imposed under the Policy.

LEGAL PROCEEDINGS

Neither the Separate Account, TIAA-CREF Life, nor TC Services is involved in any legal action that we consider likely to have a material adverse effect on the Separate Account, the ability of TIAA-CREF to meet its obligations under the Contract, or the ability of TC Services to perform its contract with the Separate Account.

STATEMENTS AND REPORTS

You will receive a confirmation statement each time you remit Premiums, or make a cash withdrawal, partial annuitization, or transfer among the Investment Accounts. The statement will show the date and amount of each transaction. However, if you’re using an automatic investment plan, you’ll receive a statement confirming those transactions and any Advisory Fees you have authorized immediately following the end of each calendar quarter.

You will be sent a statement each quarter which sets forth the following:

(1)	Premiums paid during the quarter;

(2)	the number and dollar value of Accumulation Units in the Investment Accounts credited during the quarter and in total;

(3)	cash withdrawals and partial annuitizations during the quarter; and

(4)	any transfers among the Investment Accounts during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the Portfolios and a schedule of investments held by the Portfolios.

OTHER INFORMATION

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on Contract owners, Annuitants, Beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their Annuitants’, Beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and social security numbers. Such updates should be communicated in writing to TIAA-CREF Life Insurance Company, P.O. Box 724508, Atlanta, Georgia, 31139; by calling us between the hours of 8:00 a.m. and 6:00 p.m. Eastern Time, Monday- Friday at 877 694-0305; or 24 hours a day via our website www.tiaa.org.

Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners. Consequently, our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third party service provides may adversely affect us and the value of your accumulation units. For instance, cyber-attacks may: interfere with our processing of contract transactions, including the processing orders from our website or with the underlying funds; affect our ability to calculate AUVs; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your accumulation units to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your accumulation units that result from cyber-attacks or information security breaches in the future.

30	Prospectus Intelligent Variable Annuity

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

B-2	General Matters
B-3	State Regulation
B-3	Legal Matters
B-3	Experts
B-4	Additional Information
B-4	Financial Statements
B-5	Index to Financial Statements

Intelligent Variable Annuity Prospectus	31

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Presented below is condensed financial information for the Separate Account. The table shows per accumulation unit data and total returns for the variable investment accounts of the Separate Account. The data should be read in conjunction with the financial statements and other financial information included in the SAI, which is available without charge upon request.

CONDENSED FINANCIAL INFORMATION

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000's)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000's)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

TIAA-CREF Life Balanced Sub-Account
2015		1,549	$26.19 to $26.27	$26.37 to $26.54	$41,003	3.22%	0.25% to 0.60%	0.67% to 1.02%
2014	(v)	983	$25.00	$26.19 to $26.27	$25,784	5.98%	0.25% to 0.60%	3.49% to 5.09%

TIAA-CREF Life Bond Sub-Account
2015		2,810	$37.75 to $38.69	$37.74 to $38.82	$107,925	3.65%	0.25% to 0.60%	(0.03)% to 0.32%
2014		2,497	$36.01 to $36.78	$37.75 to $38.69	$95,757	1.73%	0.25% to 0.60%	4.84% to 5.20%
2013		2,144	$36.79 to $37.45	$36.01 to $36.78	$78,245	2.63%	0.25% to 0.60%	(2.13)% to (1.79)%
2012		1,772	$34.62 to $35.12	$36.79 to $37.45	$65,899	4.08%	0.25% to 0.60%	6.27% to 6.65%
2011		1,344	$32.76 to $33.11	$34.62 to $35.12	$46,948	3.76%	0.25% to 0.60%	5.68% to 6.05%
2010		1,000	$30.83 to $31.05	$32.76 to $33.11	$32,981	3.98%	0.25% to 0.60%	6.27% to 6.64%
2009		572	$28.88 to $28.98	$30.83 to $31.05	$17,723	6.05%	0.25% to 0.60%	6.76% to 7.14%
2008	(g)	157	$29.48 to $29.51	$28.88 to $28.98	$4,538	9.46%	0.25% to 0.60%	(0.21)% to 0.14%

TIAA-CREF Life Growth Equity Sub-Account
2015		514	$29.66 to $30.40	$32.33 to $33.26	$16,934	0.25%	0.25% to 0.60%	9.01% to 9.39%
2014		421	$26.82 to $27.39	$29.66 to $30.40	$12,703	0.33%	0.25% to 0.60%	10.59% to 10.98%
2013		374	$19.28 to $19.63	$26.82 to $27.39	$10,169	0.30%	0.25% to 0.60%	39.10% to 39.59%
2012		262	$16.58 to $16.82	$19.28 to $19.63	$5,112	0.72%	0.25% to 0.60%	16.29% to 16.70%
2011		266	$16.38 to $16.55	$16.58 to $16.82	$4,450	0.29%	0.25% to 0.60%	1.24% to 1.60%
2010		235	$14.52 to $14.63	$16.38 to $16.55	$3,877	0.57%	0.25% to 0.60%	12.74% to 13.13%
2009		159	$10.79 to $10.83	$14.52 to $14.63	$2,314	1.30%	0.25% to 0.60%	34.66% to 35.13%
2008	(g)	77	$16.06 to $16.07	$10.79 to $10.83	$830	1.72%	0.25% to 0.60%	(41.06)% to (40.86)%

TIAA-CREF Life Growth & Income Equity Sub-Account
2015		548	$50.33 to $51.59	$51.69 to $53.17	$28,831	1.13%	0.25% to 0.60%	2.72% to 3.08%
2014		523	$45.57 to $46.55	$50.33 to $51.59	$26,717	1.00%	0.25% to 0.60%	10.42% to 10.81%
2013		532	$34.12 to $34.73	$45.57 to $46.55	$24,559	1.29%	0.25% to 0.60%	33.58% to 34.04%
2012		351	$29.48 to $29.90	$34.12 to $34.73	$12,108	2.01%	0.25% to 0.60%	15.73% to 16.14%
2011		243	$28.80 to $29.11	$29.48 to $29.90	$7,231	1.29%	0.25% to 0.60%	2.35% to 2.71%
2010		128	$25.55 to $25.74	$28.80 to $29.11	$3,717	1.53%	0.25% to 0.60%	12.73% to 13.13%
2009		92	$20.12 to $20.20	$25.55 to $25.74	$2,356	2.17%	0.25% to 0.60%	27.00% to 27.44%
2008	(g)	56	$27.93 to $27.95	$20.12 to $20.20	$1,133	3.04%	0.25% to 0.60%	(35.19)% to (34.96)%

TIAA-CREF Life International Equity Sub-Account
2015		1,055	$27.58 to $28.27	$27.15 to $27.93	$29,212	1.40%	0.25% to 0.60%	(1.57)% to (1.23)%
2014		909	$30.13 to $30.78	$27.58 to $28.27	$25,508	1.28%	0.25% to 0.60%	(8.45)% to (8.13)%
2013		936	$24.41 to $24.85	$30.13 to $30.78	$28,653	2.67%	0.25% to 0.60%	23.41% to 23.85%
2012		842	$18.71 to $18.98	$24.41 to $24.85	$20,813	1.91%	0.25% to 0.60%	30.49% to 30.95%
2011		728	$24.73 to $24.99	$18.71 to $18.98	$13,762	1.82%	0.25% to 0.60%	(24.33)% to (24.07)%
2010		590	$20.79 to $20.94	$24.73 to $24.99	$14,714	1.86%	0.25% to 0.60%	18.92% to 19.34%
2009		406	$15.88 to $15.94	$20.79 to $20.94	$8,497	4.78%	0.25% to 0.60%	30.95% to 31.41%
2008	(g)	98	$38.70 to $39.98	$15.88 to $15.94	$1,549	0.11%	0.25% to 0.60%	(50.31)% to (50.14)%

32	Prospectus Intelligent Variable Annuity

continued

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000's)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000's)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

TIAA-CREF Life Large-Cap Value Sub-Account
2015		265	$73.52 to $75.36	$69.43 to $71.42	$15,878	1.55%	0.25% to 0.60%	(5.57)% to (5.24)%
2014		295	$67.87 to $69.33	$73.52 to $75.36	$17,947	1.65%	0.25% to 0.60%	8.33% to 8.71%
2013		341	$50.83 to $51.74	$67.87 to $69.33	$23,464	2.26%	0.25% to 0.60%	33.51% to 33.98%
2012		232	$42.57 to $43.18	$50.83 to $51.74	$11,915	2.15%	0.25% to 0.60%	19.42% to 19.84%
2011		199	$45.53 to $46.03	$42.57 to $43.18	$8,572	1.80%	0.25% to 0.60%	(6.52)% to (6.19)%
2010		141	$38.70 to $38.98	$45.53 to $46.03	$6,467	1.91%	0.25% to 0.60%	17.65% to 18.06%
2009		100	$29.62 to $29.73	$38.70 to $38.98	$3,888	2.25%	0.25% to 0.60%	30.67% to 31.13%
2008	(g)	45	$46.14 to $46.18	$29.62 to $29.73	$1,330	3.00%	0.25% to 0.60%	(41.10)% to (40.89)%

TIAA-CREF Life Money Market Sub-Account
2015		3,770	$11.26 to $11.54	$11.19 to $11.51	$42,948	0.00%	0.25% to 0.60%	(0.59)% to (0.25)%
2014		3,438	$11.32 to $11.57	$11.26 to $11.54	$39,320	0.00%	0.25% to 0.60%	(0.60)% to (0.25)%
2013		3,374	$11.39 to $11.60	$11.32 to $11.57	$38,727	0.00%	0.25% to 0.60%	(0.59)% to (0.24)%
2012		2,789	$11.46 to $11.62	$11.39 to $11.60	$32,123	0.02%	0.25% to 0.60%	(0.58)% to (0.23)%
2011		2,603	$11.52 to $11.65	$11.46 to $11.62	$30,080	0.03%	0.25% to 0.60%	(0.57)% to (0.22)%
2010		2,451	$11.57 to $11.66	$11.52 to $11.65	$28,434	0.12%	0.25% to 0.60%	(0.48)% to (0.13)%
2009		2,005	$11.58 to $11.63	$11.57 to $11.66	$23,308	0.56%	0.25% to 0.60%	(0.06)% to 0.29%
2008	(g)	2,128	$11.38	$11.58 to $11.63	$24,724	1.82%	0.25% to 0.60%	2.25% to 2.60%

TIAA-CREF Life Real Estate Securities Sub-Account
2015		174	$87.87 to $90.07	$91.16 to $93.77	$16,146	2.62%	0.25% to 0.60%	3.74% to 4.11%
2014		173	$68.81 to $70.29	$87.87 to $90.07	$15,463	1.79%	0.25% to 0.60%	27.7% to 28.15%
2013		143	$67.94 to $69.16	$68.81 to $70.29	$9,979	2.05%	0.25% to 0.60%	1.28% to 1.63%
2012		115	$57.06 to $57.87	$67.94 to $69.16	$7,923	1.97%	0.25% to 0.60%	19.07% to 19.49%
2011		105	$53.78 to $54.36	$57.06 to $57.87	$6,028	1.41%	0.25% to 0.60%	6.09% to 6.46%
2010		74	$41.25 to $41.55	$53.78 to $54.36	$4,002	2.72%	0.25% to 0.60%	30.38% to 30.84%
2009		47	$33.17 to $33.29	$41.25 to $41.55	$1,930	6.24%	0.25% to 0.60%	24.36% to 24.79%
2008	(g)	21	$52.38 to $52.42	$33.17 to $33.29	$713	9.55%	0.25% to 0.60%	(38.65)% to (38.43)%

TIAA-CREF Life Small-Cap Equity Sub-Account
2015		111	$85.98 to $88.13	$85.34 to $87.78	$9,632	0.63%	0.25% to 0.60%	(0.75)% to (0.40)%
2014		123	$80.95 to $82.69	$85.98 to $88.13	$10,800	0.76%	0.25% to 0.60%	6.21% to 6.58%
2013		117	$58.23 to $59.27	$80.95 to $82.69	$9,579	0.75%	0.25% to 0.60%	39.03% to 39.52%
2012		70	$51.37 to $52.11	$58.23 to $59.27	$4,139	1.21%	0.25% to 0.60%	13.34% to 13.74%
2011		63	$53.97 to $54.55	$51.37 to $52.11	$3,269	0.57%	0.25% to 0.60%	(4.81)% to (4.47)%
2010		56	$42.57 to $42.88	$53.97 to $54.55	$3,067	0.99%	0.25% to 0.60%	26.79% to 27.23%
2009		24	$33.52 to $33.65	$42.57 to $42.88	$1,022	1.81%	0.25% to 0.60%	26.99% to 27.43%
2008	(g)	16	$45.78 to $45.82	$33.52 to $33.65	$511	2.52%	0.25% to 0.60%	(32.83)% to (32.60)%

TIAA-CREF Life Social Choice Sub-Account
2015		331	$48.48 to $49.70	$46.89 to $48.23	$15,766	2.54%	0.25% to 0.60%	(3.28)% to (2.94)%
2014		328	$43.95 to $44.89	$48.48 to $49.70	$16,156	1.94%	0.25% to 0.60%	10.31% to 10.7%
2013		304	$32.96 to $33.55	$43.95 to $44.89	$13,537	1.94%	0.25% to 0.60%	33.33% to 33.80%
2012		182	$29.09 to $29.50	$32.96 to $33.55	$6,068	2.49%	0.25% to 0.60%	13.33% to 13.72%
2011		115	$29.27 to $29.59	$29.09 to $29.50	$3,382	2.44%	0.25% to 0.60%	(0.64)% to (0.29)%
2010		46	$25.39 to $25.52	$29.27 to $29.59	$1,342	2.04%	0.25% to 0.60%	15.32% to 15.72%
2009		30	$19.27 to $19.32	$25.39 to $25.52	$763	2.91%	0.35% to 0.60%	31.72% to 32.05%
2008	(g)	15	$27.74 to $27.76	$19.27 to $19.32	$290	3.06%	0.25% to 0.60%	(36.47)% to (36.31)%

Intelligent Variable Annuity Prospectus	33

CONDENSED FINANCIAL INFORMATION

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000's)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000's)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

TIAA-CREF Life Stock Index Sub-Account
2015		1,396	$58.90 to $60.38	$58.80 to $60.49	$83,749	2.08%	0.25% to 0.60%	(0.17)% to 0.18%
2014		1,241	$52.68 to $53.82	$58.90 to $60.38	$74,448	1.99%	0.25% to 0.60%	11.79% to 12.18%
2013		1,113	$39.73 to $40.44	$52.68 to $53.82	$59,575	2.29%	0.25% to 0.60%	32.63% to 33.10%
2012		957	$34.35 to $34.84	$39.73 to $40.44	$38,533	2.42%	0.25% to 0.60%	15.65% to 16.06%
2011		861	$34.23 to $34.60	$34.35 to $34.84	$29,901	2.08%	0.25% to 0.60%	0.35% to 0.70%
2010		659	$29.48 to $29.70	$34.23 to $34.60	$22,768	2.34%	0.25% to 0.60%	16.10% to 16.50%
2009		505	$23.11 to $23.20	$29.48 to $29.70	$14,982	2.44%	0.25% to 0.60%	27.60% to 28.04%
2008	(g)	109	$33.76 to $33.79	$23.11 to $23.20	$2,520	5.97%	0.25% to 0.60%	(37.46)% to (37.24)%

Calamos Growth and Income Portfolio Sub-Account
2015		177	$20.98 to $21.51	$21.09 to $21.70	$3,798	2.70%	0.25% to 0.60%	0.52% to 0.87%
2014		191	$19.76 to $20.18	$20.98 to $21.51	$4,067	0.96%	0.25% to 0.60%	6.20% to 6.58%
2013		208	$17.08 to $17.38	$19.76 to $20.18	$4,162	1.10%	0.25% to 0.60%	15.70% to 16.11%
2012		207	$15.84 to $16.07	$17.08 to $17.38	$3,576	2.01%	0.25% to 0.60%	7.78% to 8.16%
2011		221	$16.24 to $16.42	$15.84 to $16.07	$3,529	1.47%	0.25% to 0.60%	(2.46)% to (2.12)%
2010		203	$14.65 to $14.75	$16.24 to $16.42	$3,325	1.90%	0.25% to 0.60%	10.92% to 11.31%
2009		118	$10.57 to $10.61	$14.65 to $14.75	$1,732	2.76%	0.25% to 0.60%	38.59% to 39.07%
2008	(g)	58	$14.24 to $14.25	$10.57 to $10.61	$611	0.34%	0.25% to 0.60%	(32.14)% to (31.91)%

ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account
2015		337	$34.12 to $34.97	$33.32 to $34.28	$11,411	0.43%	0.25% to 0.60%	(2.32)% to (1.98)%
2014		220	$28.51 to $29.12	$34.12 to $34.97	$7,626	0.20%	0.25% to 0.60%	19.67% to 20.09%
2013		120	$19.41 to $19.75	$28.51 to $29.12	$3,464	0.39%	0.25% to 0.60%	46.90% to 47.41%
2012		67	$16.44 to $16.68	$19.41 to $19.75	$1,315	0.41%	0.25% to 0.60%	18.01% to 18.43%
2011		65	$16.14 to $16.32	$16.44 to $16.68	$1,071	0.20%	0.25% to 0.60%	1.86% to 2.22%
2010		44	$12.99 to $13.09	$16.14 to $16.32	$711	0.19%	0.25% to 0.60%	24.26% to 24.70%
2009		17	$9.72	$12.99 to $13.09	$217	0.00%	0.25% to 0.60%	33.76% to 34.23%
2008	(g)	2	$15.30 to $15.31	$9.72	$17	0.00%	0.50%	(40.70)%

ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
2015		98	$30.13 to $30.88	$28.64 to $29.46	$2,851	0.00%	0.25% to 0.60%	(4.95)% to (4.61)%
2014		93	$29.12 to $29.75	$30.13 to $30.88	$2,850	0.00%	0.25% to 0.60%	3.46% to 3.82%
2013		76	$19.92 to $20.28	$29.12 to $29.75	$2,232	0.04%	0.25% to 0.60%	46.17% to 46.68%
2012		27	$16.78 to $17.02	$19.92 to $20.28	$542	0.86%	0.25% to 0.60%	18.71% to 19.13%
2011		21	$16.65 to $16.83	$16.78 to $17.02	$350	0.00%	0.25% to 0.60%	0.78% to 1.13%
2010		193	$13.38 to $13.48	$16.65 to $16.83	$3,235	0.00%	0.25% to 0.60%	24.43 to 24.87%
2009		10	$9.43 to $9.45	$13.38 to $13.48	$134	0.00%	0.25% to 0.60%	41.92% to 42.42%
2008	(g)	3	$14.36 to $14.37	$9.43 to $9.45	$27	0.00%	0.35% to 0.60%	(37.64)% to (37.48)%

Credit Suisse Trust—Commodity Return Strategy Portfolio Sub-Account
2015		4	$20.87 to $20.95	$15.54 to $15.66	$60	0.00%	0.25% to 0.60%	(25.54)% to (25.28)%
2014		2	$25.31	$20.87 to $20.95	$42	0.00%	0.26% to 0.60%	(17.51)% to (17.22)%
2013	(r)	89	$25.00	$25.31	$2	0.00%	0.29%	1.26%

DFA VA Global Bond Portfolio Sub-Account
2015		804	$25.94 to $26.18	$26.18 to $26.52	$21,266	2.17%	0.25% to 0.60%	0.94% to 1.29%
2014		333	$25.36 to $25.51	$25.94 to $26.18	$8,698	3.25%	0.25% to 0.60%	2.27% to 2.63%
2013		107	$25.61 to $25.67	$25.36 to $25.51	$2,719	0.78%	0.25% to 0.60%	(0.95)% to (0.60)%
2012	(k)	16	$25.07	$25.61 to $25.67	$405	3.04%	0.25% to 0.60%	(0.12)% to 2.23%

DFA VA Global Moderate Allocation Portfolio Sub-Account
2015		1,247	$26.29 to $26.40	$25.60 to $25.80	$32,132	1.71%	0.25% to 0.60%	(2.62)% to (2.28)%
2014	(u)	586	$25.50	$26.29 to $26.40	$15,459	2.51%	0.25% to 0.61%	(0.26)% to 3.42%

34	Prospectus Intelligent Variable Annuity

continued

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000's)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000's)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

DFA VA International Small Portfolio Sub-Account
2015		372	$30.97 to $31.26	$32.57 to $32.99	$12,219	3.19%	0.25% to 0.60%	5.18% to 5.55%
2014		132	$33.06 to $33.26	$30.97 to $31.26	$4,105	2.85%	0.25% to 0.60%	(6.34)% to (6.01)%
2013		57	$26.18 to $26.24	$33.06 to $33.26	$1,888	3.95%	0.25% to 0.60%	20.13% to 26.75%
2012	(l)	15	$24.28	$26.18 to $26.24	$390	4.68%	0.25% to 0.60%	5.03% to 15.18%

DFA VA International Value Portfolio Sub-Account
2015		553	$30.20 to $30.48	$27.93 to $28.29	$15,581	4.02%	0.25% to 0.60%	(7.52)% to (7.19)%
2014		249	$32.72 to $32.91	$30.20 to $30.48	$7,587	5.74%	0.25% to 0.60%	(7.71)% to (7.39)%
2013		100	$27.06 to $27.12	$32.72 to $32.91	$3,276	4.32%	0.25% to 0.60%	19.28% to 21.35%
2012	(m)	15	$22.87	$27.06 to $27.12	$417	3.21%	0.25% to 0.60%	3.38% to 18.40%

DFA VA Short-Term Fixed Portfolio Sub-Account
2015		968	$24.79 to $25.02	$24.71 to $25.03	$24,138	0.37%	0.25% to 0.60%	(0.30)% to 0.05%
2014		596	$24.90 to $25.05	$24.79 to $25.02	$14,864	0.28%	0.25% to 0.60%	(0.45)% to (0.10)%
2013		234	$24.99 to $25.05	$24.90 to $25.05	$5,855	0.50%	0.25% to 0.60%	(0.35)% to 0.00%
2012	(n)	27	$24.99	$24.99 to $25.05	$664	1.53%	0.25% to 0.60%	(0.10)% to 0.17%

DFA VA US Large Value Portfolio Sub-Account
2015		356	$41.20 to $41.58	$39.55 to $40.07	$14,223	2.29%	0.25% to 0.60%	(3.98)% to (3.65)%
2014		250	$37.99 to $38.21	$41.20 to $41.58	$10,363	2.78%	0.25% to 0.60%	8.43% to 8.81%
2013		108	$27.14 to $27.21	$37.99 to $38.21	$4,116	2.48%	0.25% to 0.60%	25.18% to 40.47%
2012	(m)	14	$23.57	$27.14 to $27.21	$389	4.42%	0.25% to 0.60%	1.56% to 15.22%

DFA VA US Targeted Value Portfolio Sub-Account
2015		218	$40.08 to $40.45	$37.75 to $38.24	$8,296	1.42%	0.25% to 0.60%	(5.80)% to (5.47)%
2014		167	$38.88 to $39.10	$40.08 to $40.45	$6,749	1.24%	0.25% to 0.60%	3.09% to 3.45%
2013		78	$27.04 to $27.11	$38.88 to $39.10	$3,036	1.38%	0.25% to 0.60%	26.94% to 44.26%
2012	(l)	12	$24.30	$27.04 to $27.11	$328	2.33%	0.25% to 0.60%	2.30% to 11.35%

Delaware VIP Diversified Income Series—Standard Class Sub-Account
2015		3,048	$15.21 to $15.59	$14.96 to $15.39	$46,398	3.07%	0.25% to 0.60%	(1.67)% to (1.33)%
2014		3,183	$14.53 to $14.84	$15.21 to $15.59	$49,173	2.15%	0.25% to 0.60%	4.69% to 5.05%
2013		2,755	$14.81 to $15.07	$14.53 to $14.84	$40,573	2.23%	0.25% to 0.60%	(1.85)% to (1.51)%
2012		2,037	$13.90 to $14.10	$14.81 to $15.07	$30,504	4.33%	0.25% to 0.60%	6.55% to 6.93%
2011		1,298	$13.14 to $13.28	$13.90 to $14.10	$18,199	5.31%	0.25% to 0.60%	5.76% to 6.13%
2010		574	$12.23 to $12.32	$13.14 to $13.28	$7,591	4.13%	0.25% to 0.60%	7.41% to 7.79%
2009		289	$9.69 to $9.73	$12.23 to $12.32	$3,548	4.59%	0.25% to 0.60%	26.20% to 26.64%
2008	(g)	121	$10.40 to $10.41	$9.69 to $9.73	$1,181	0.00%	0.25% to 0.60%	(5.11)% to (4.78)%

Delaware VIP International Value Equity Series—Standard Class Sub-Account
2015		2,256	$13.40 to $13.74	$13.39 to $13.77	$30,740	1.84%	0.25% to 0.60%	(0.11)% to 0.24%
2014		1,683	$14.76 to $15.08	$13.40 to $13.74	$22,925	1.15%	0.25% to 0.60%	(9.22)% to (8.90)%
2013		1,011	$12.09 to $12.31	$14.76 to $15.08	$15,139	1.30%	0.25% to 0.60%	22.05% to 22.48%
2012		603	$10.56 to $10.71	$12.09 to $12.31	$7,380	2.29%	0.25% to 0.60%	14.51% to 14.91%
2011		436	$12.42 to $12.55	$10.56 to $10.71	$4,654	1.24%	0.25% to 0.60%	(14.95)% to (14.65)%
2010		502	$11.26 to $11.35	$12.42 to $12.55	$6,292	3.55%	0.25% to 0.60%	10.26% to 10.65%
2009		224	$8.41 to $8.44	$11.26 to $11.35	$2,538	2.76%	0.25% to 0.60%	33.92% to 34.39%
2008	(g)	25	$13.23 to $13.24	$8.41 to $8.44	$210	0.00%	0.25% to 0.60%	(42.77)% to (42.57)%

Intelligent Variable Annuity Prospectus	35

CONDENSED FINANCIAL INFORMATION

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000's)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000's)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

Delaware VIP Small Cap Value Series—Standard Class Sub-Account
2015		405	$53.34 to $54.67	$49.72 to $51.14	$20,514	0.67%	0.25% to 0.60%	(6.78)% to (6.45)%
2014		303	$50.68 to $51.77	$53.34 to $54.67	$16,441	0.50%	0.25% to 0.60%	5.23% to 5.60%
2013		219	$38.19 to $38.88	$50.68 to $51.77	$11,296	0.65%	0.25% to 0.60%	32.71% to 33.17%
2012		155	$33.73 to $34.22	$38.19 to $38.88	$5,993	0.84%	0.25% to 0.60%	13.22% to 13.62%
2011		136	$34.39 to $34.76	$33.73 to $34.22	$4,659	0.52%	0.25% to 0.60%	(1.92)% to (1.58)%
2010		130	$26.16 to $26.35	$34.39 to $34.76	$4,524	0.45%	0.25% to 0.60%	31.48% to 31.94%
2009		28	$19.96 to $20.04	$26.16 to $26.35	$746	0.90%	0.25% to 0.60%	31.04% to 31.50%
2008	(g)	14	$27.29 to $27.32	$19.96 to $20.04	$287	0.00%	0.25% to 0.60%	(30.30)% to (30.05)%

Franklin Income VIP Fund—Class 1 Sub-Account
2015		288	$25.42 to $26.05	$23.54 to $24.21	$6,892	4.45%	0.25% to 0.60%	(7.40)% to (7.07)%
2014		291	$24.37 to $24.89	$25.42 to $26.05	$7,513	5.04%	0.25% to 0.60%	4.29% to 4.66%
2013		305	$21.47 to $21.86	$24.37 to $24.89	$7,547	6.00%	0.25% to 0.60%	13.50% to 13.90%
2012		238	$19.13 to $19.41	$21.47 to $21.86	$5,176	6.10%	0.25% to 0.60%	12.23% to 12.63%
2011		212	$18.74 to $18.94	$19.13 to $19.41	$4,098	6.20%	0.25% to 0.60%	2.10% to 2.46%
2010		207	$16.70 to $16.82	$18.74 to $18.94	$3,909	6.43%	0.25% to 0.60%	12.19% to 12.58%
2009		105	$12.37 to $12.41	$16.70 to $16.82	$1,756	6.92%	0.25% to 0.60%	35.07% to 35.55%
2008	(g)	53	$17.11 to $17.13	$12.37 to $12.41	$652	2.67%	0.25% to 0.60%	(29.83)% to (29.59)%

Franklin Mutual Shares VIP Fund—Class 1 Sub-Account
2015		89	$27.28 to $27.96	$25.84 to $26.58	$2,350	3.38%	0.25% to 0.60%	(5.26)% to (4.93)%
2014		100	$25.56 to $26.11	$27.28 to $27.96	$2,784	2.06%	0.25% to 0.60%	6.74% to 7.11%
2013		95	$20.01 to $20.36	$25.56 to $26.11	$2,464	2.28%	0.25% to 0.60%	27.76% to 28.21%
2012		84	$17.56 to $17.81	$20.01 to $20.36	$1,695	2.34%	0.25% to 0.60%	13.92% to 14.32%
2011		70	$17.81 to $18.00	$17.56 to $17.81	$1,248	2.87%	0.25% to 0.60%	(1.38)% to (1.04)%
2010		55	$16.07 to $16.19	$17.81 to $18.00	$990	1.75%	0.25% to 0.60%	10.80% to 11.19%
2009		44	$12.80 to $12.84	$16.07 to $16.19	$705	2.20%	0.25% to 0.60%	25.60% to 26.03%
2008	(g)	29	$18.88 to $18.90	$12.80 to $12.84	$376	3.65%	0.25% to 0.60%	(37.31)% to (37.09)%

Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account
2015		168	$37.67 to $38.61	$36.53 to $37.58	$6,238	0.00%	0.25% to 0.60%	(3.03)% to (2.69)%
2014		153	$35.16 to $35.92	$37.67 to $38.61	$5,864	0.00%	0.25% to 0.60%	7.13% to 7.51%
2013		94	$25.54 to $26.00	$35.16 to $35.92	$3,362	0.00%	0.25% to 0.60%	37.67% to 38.16%
2012		57	$23.12 to $23.46	$25.54 to $26.00	$1,468	0.00%	0.25% to 0.60%	10.45% to 10.84%
2011		57	$24.38 to $24.65	$23.12 to $23.46	$1,336	0.00%	0.25% to 0.60%	(5.16)% to (4.83)%
2010		46	$19.17 to $19.31	$24.38 to $24.65	$1,133	0.00%	0.25% to 0.60%	27.17% to 27.62%
2009		25	$13.40 to $13.45	$19.17 to $19.31	$487	0.00%	0.25% to 0.60%	43.09% to 43.59%
2008	(g)	10	$20.59 to $20.61	$13.40 to $13.45	$137	0.00%	0.25% to 0.60%	(42.69)% to (42.49)%

Janus Aspen Forty Portfolio—Institutional Shares Sub-Account
2015		122	$57.02 to $58.45	$63.61 to $65.43	$7,900	0.00%	0.25% to 0.60%	11.55% to 11.94%
2014		93	$52.76 to $53.89	$57.02 to $58.45	$5,417	0.16%	0.25% to 0.60%	8.08% to 8.46%
2013		80	$40.45 to $41.17	$52.76 to $53.89	$4,297	0.69%	0.25% to 0.60%	30.44% to 30.90%
2012		94	$32.77 to $33.24	$40.45 to $41.17	$3,854	0.77%	0.25% to 0.60%	23.41% to 23.85%
2011		76	$35.33 to $35.72	$32.77 to $33.24	$2,519	0.40%	0.25% to 0.60%	(7.25)% to (6.93)%
2010		59	$33.30 to $33.54	$35.33 to $35.72	$2,110	0.38%	0.25% to 0.60%	6.11% to 6.48%
2009		44	$22.89 to $22.98	$33.30 to $33.54	$1,480	0.04%	0.25% to 0.60%	45.46% to 45.97%
2008	(g)	20	$36.87 to $36.90	$22.89 to $22.98	$450	0.08%	0.25% to 0.60%	(44.49)% to (44.29)%

36	Prospectus Intelligent Variable Annuity

continued

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000's)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000's)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

Janus Aspen Overseas Portfolio—Institutional Shares Sub-Account
2015		39	$52.53 to $53.85	$47.73 to $49.10	$1,915	0.57%	0.25% to 0.60%	(9.14)% to (8.82)%
2014		44	$59.97 to $61.26	$52.53 to $53.85	$2,344	2.94%	0.25% to 0.60%	(12.40)% to (12.09)%
2013		48	$52.66 to $53.60	$59.97 to $61.26	$8,593	2.82%	0.25% to 0.60%	13.88% to 14.28%
2012		68	$46.69 to $47.36	$52.66 to $53.60	$3,625	0.66%	0.25% to 0.60%	12.79% to 13.18%
2011		92	$69.25 to $69.99	$46.69 to $47.36	$4,338	0.58%	0.25% to 0.60%	(32.57)% to (32.34)%
2010		81	$55.60 to $56.00	$69.25 to $69.99	$5,627	0.74%	0.25% to 0.60%	24.56% to 24.99%
2009		50	$31.15 to $31.27	$55.60 to $56.00	$2,794	0.63%	0.25% to 0.60%	78.49% to 79.11%
2008	(g)	8	$60.86 to $60.91	$31.15 to $31.27	$242	(0.03)%	0.25% to 0.60%	(52.40)% to (52.23)%

Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares Sub-Account
2015		312	$26.92 to $27.59	$25.83 to $26.57	$8,214	1.22%	0.25% to 0.60%	(4.04)% to (3.71)%
2014		335	$24.90 to $25.43	$26.92 to $27.59	$9,154	1.39%	0.25% to 0.60%	8.12% to 8.50%
2013		340	$19.86 to $20.22	$24.90 to $25.43	$8,593	1.25%	0.25% to 0.60%	25.34% to 25.78%
2012		333	$17.98 to $18.24	$19.86 to $20.22	$6,689	1.02%	0.25% to 0.60%	10.47% to 10.86%
2011		261	$18.58 to $18.78	$17.98 to $18.24	$4,741	0.84%	0.25% to 0.60%	(3.22)% to (2.89)%
2010		178	$16.16 to $16.28	$18.58 to $18.78	$3,324	0.79%	0.25% to 0.60%	14.97% to 15.37%
2009		207	$12.16 to $12.21	$16.16 to $16.28	$3,370	0.72%	0.25% to 0.60%	32.90% to 33.36%
2008	(g)	40	$16.37 to $16.39	$12.16 to $12.21	$483	1.67%	0.25% to 0.60%	(28.20)% to (27.95)%

John Hancock Emerging Markets Value Trust Portfolio Sub-Account
2015	(dd)	248	$25.00	$20.43 to $20.51	$5,077	3.58%	0.25% to 0.60%	(20.48)% to (16.47)%

Matson Money Fixed Income VI Portfolio Sub-Account
2015		752	$24.92 to $24.99	$24.70 to $24.86	$18,638	0.00%	0.25% to 0.60%	(0.87)% to (0.52)%
2014	(w)	552	$25.00	$24.92 to $24.99	$13,781	1.00%	0.25% to 0.60%	(0.32)% to (0.03)%

Matson Money International Equity VI Portfolio Sub-Account
2015		472	$23.07 to $23.14	$22.07 to $22.22	$10,453	1.18%	0.25% to 0.60%	(4.32)% to (3.98)%
2014	(w)	344	$25.00	$23.07 to $23.14	$7,953	2.66%	0.25% to 0.60%	(8.76)% to (7.45)%

Matson Money U.S. Equity VI Portfolio Sub-Account
2015		561	$26.73 to $26.81	$25.42 to $25.59	$14,323	0.63%	0.25% to 0.60%	(4.87)% to (4.54)%
2014	(w)	426	$25.00	$26.73 to $26.81	$11,411	0.72%	0.25% to 0.60%	3.50% to 7.88%

MFS Global Equity Series—Initial Class Sub-Account
2015		137	$22.82 to $23.39	$22.36 to $23.00	$3,114	1.05%	0.25% to 0.60%	(2.00)% to (1.66)%
2014		147	$22.10 to $22.57	$22.82 to $23.39	$3,398	0.75%	0.25% to 0.60%	3.25% to 3.61%
2013		126	$17.39 to $17.70	$22.10 to $22.57	$2,826	0.92%	0.25% to 0.60%	27.05% to 27.49%
2012		72	$14.19 to $14.39	$17.39 to $17.70	$1,274	1.12%	0.25% to 0.60%	22.60% to 23.03%
2011		53	$14.92 to $15.08	$14.19 to $14.39	$765	0.88%	0.25% to 0.60%	(4.89)% to (4.56)%
2010		41	$13.36 to $13.45	$14.92 to $15.08	$611	0.99%	0.25% to 0.60%	11.69% to 12.08%
2009		46	$10.18 to $10.22	$13.36 to $13.45	$614	1.88%	0.25% to 0.60%	31.20% to 31.65%
2008	(g)	33	$13.93 to $13.94	$10.18 to $10.22	$340	0.00%	0.35% to 0.60%	(34.17)% to (33.94)%

MFS Growth Series—Initial Class Sub-Account
2015		28	$41.56 to $42.60	$44.43 to $45.70	$1,265	0.16%	0.25% to 0.60%	6.92% to 7.29%
2014		29	$38.37 to $39.20	$41.56 to $42.60	$1,224	0.10%	0.25% to 0.60%	8.29% to 8.67%
2013		30	$28.21 to $28.71	$38.37 to $39.20	$3,406	0.96%	0.25% to 0.60%	36.03% to 36.51%
2012		29	$24.18 to $24.42	$28.21 to $28.71	$816	0.00%	0.25% to 0.60%	16.68% to 17.09%
2011		19	$24.40 to $24.59	$24.18 to $24.42	$466	0.17%	0.35% to 0.60%	(0.92)% to (0.67)%
2010		20	$21.28 to $21.39	$24.40 to $24.59	$484	0.08%	0.35% to 0.60%	14.65% to 14.93%
2009		8	$15.55 to $15.59	$21.28 to $21.39	$166	0.33%	0.35% to 0.60%	36.85% to 37.19%
2008	(g)	4	$10.69 to $10.70	$15.55 to $15.59	$66	0.00%	0.35% to 0.60%	(37.79)% to (37.63)%

Intelligent Variable Annuity Prospectus	37

CONDENSED FINANCIAL INFORMATION

							For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000's)		Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000's)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

MFS Massachusetts Investors Growth Stock Portfolio Sub-Account
2015	(cc)	182		$25.00	$19.05 to $19.59	$3,517	0.63%	0.25% to 0.60%	(1.85)% to (1.59)%

MFS Utilities Series—Initial Class Sub-Account
2015		50		$51.42 to $52.71	$43.69 to $44.94	$2,202	4.17%	0.25% to 0.60%	(15.03)% to (14.73)%
2014		53		$45.89 to $46.87	$51.42 to $52.71	$2,763	2.66%	0.25% to 0.60%	12.06% to 12.45%
2013		48		$38.30 to $38.99	$45.89 to $46.87	$2,229	4.06%	0.25% to 0.60%	19.80% to 20.22%
2012		29		$33.96 to $34.44	$38.30 to $38.99	$1,131	6.37%	0.25% to 0.60%	12.80% to 13.20%
2011		36		$31.99 to $32.33	$33.96 to $34.44	$1,245	3.85%	0.25% to 0.60%	6.15% to 6.52%
2010		23		$28.28 to $28.42	$31.99 to $32.33	$756	3.05%	0.25% to 0.60%	13.13% to 13.52%
2009		16		$21.38 to $21.43	$28.28 to $28.42	$467	3.74%	0.35% to 0.60%	32.42% to 32.75%
2008	(g)	5		$31.54 to $31.56	$21.38 to $21.43	$105	0.00%	0.25% to 0.50%	(37.98)% to (37.82)%

Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class Sub-Account
2015		56		$26.27 to $26.93	$22.33 to $22.97	$1,284	0.73%	0.25% to 0.60%	(12.33)% to (12.02)%
2014		80		$23.33 to $23.83	$26.27 to $26.93	$2,081	0.78%	0.25% to 0.60%	9.20% to 9.58%
2013		57		$17.90 to $18.22	$23.33 to $23.83	$1,357	1.18%	0.25% to 0.60%	36.23% to 36.71%
2012		36		$15.44 to $15.66	$17.90 to $18.22	$654	0.45%	0.25% to 0.60%	15.90% to 16.31%
2011		34		$17.52 to $17.71	$15.44 to $15.66	$535	0.00%	0.25% to 0.60%	(11.89)% to (11.58)%
2010		37		$15.24 to $15.35	$17.52 to $17.71	$653	0.60%	0.25% to 0.60%	14.97% to 15.38%
2009		46		$9.82 to $9.86	$15.24 to $15.35	$707	14.62%	0.25% to 0.60%	55.14% to 55.69%
2008	(g)	21		$18.76 to $18.78	$9.82 to $9.86	$205	0.82%	0.25% to 0.50%	(52.68)% to (52.51)%

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
2015		885		$25.47 to $26.11	$23.94 to $24.62	$21,514	0.88%	0.25% to 0.60%	(8.88)% to (8.57)%
2014		607		$23.22 to $23.71	$25.47 to $26.11	$16,203	1.25%	0.25% to 0.60%	13.16% to 13.55%
2013		357		$17.04 to $17.35	$23.22 to $23.71	$8,404	1.41%	0.25% to 0.60%	30.35% to 30.81%
2012		185		$14.84 to $15.05	$17.04 to $17.35	$3,194	0.69%	0.25% to 0.60%	14.84% to 15.24%
2011		130		$15.97 to $16.14	$14.84 to $15.05	$1,951	0.87%	0.25% to 0.60%	(7.06)% to (6.73)%
2010		41		$12.73 to $12.82	$15.97 to $16.14	$655	0.89%	0.25% to 0.60%	25.43% to 25.87%
2009		17		$8.74 to $8.76	$12.73 to $12.82	$224	1.92%	0.25% to 0.60%	45.69% to 46.20%
2008	(g)	6		$14.81 to $14.82	$8.74 to $8.76	$52	0.51%	0.35% to 0.50%	(46.14)% to (46.01)%

PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
2015		200		$16.17 to $16.57	$14.63 to $15.05	$2,970	3.13%	0.24% to 0.60%	(9.50)% to (9.18)%
2014		291		$16.15 to $16.49	$16.17 to $16.57	$4,775	5.04%	0.25% to 0.60%	0.12% to 0.47%
2013		376		$16.18 to $16.46	$16.15 to $16.49	$6,168	4.19%	0.25% to 0.60%	(0.18)% to 0.17%
2012		555		$14.14 to $14.34	$16.18 to $16.46	$9,104	6.58%	0.25% to 0.60%	14.42% to 14.82%
2011		295		$13.93 to $14.08	$14.14 to $14.34	$4,204	7.78%	0.25% to 0.60%	1.47% to 1.82%
2010		169		$12.37 to $12.46	$13.93 to $14.08	$2,376	7.35%	0.25% to 0.60%	12.64% to 13.03%
2009		118		$10.22 to $10.25	$12.37 to $12.46	$1,464	10.76%	0.25% to 0.60%	21.01% to 21.43%
2008	(g)	19		$12.31 to $12.32	$10.22 to $10.25	$190	7.84%	0.35% to 0.60%	(16.21)% to (16.00)%

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account
2015		83		$20.34 to $20.42	$15.05 to $15.16	$1,257	4.16%	0.25% to 0.61%	(26.02)% to (25.76)%
2014		53		$25.06 to $25.07	$20.34 to $20.42	$1,072	0.51%	0.25% to 0.61%	(18.83)% to (18.55)%
2013	(s)	6		$24.74 to $24.95	$25.06 to $25.07	$145	0.00%	0.37% to 0.52%	0.47% to 1.30%

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account
2015		542		$24.86 to $24.96	$24.19 to $24.38	$13,169	5.50%	0.25% to 0.60%	(2.68)% to (2.34)%
2014		229		$24.60	$24.86 to $24.96	$5,695	5.12%	0.25% to 0.60%	1.07% to 1.42%
2013	(t)	—	^	$24.43	$24.60	$0	2.43%	0.42%	0.71%

38	Prospectus Intelligent Variable Annuity

continued

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000's)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000's)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class Sub-Account
2015		275	$17.33 to $17.77	$16.56 to $17.03	$4,643	1.98%	0.25% to 0.60%	(4.46)% to (4.13)%
2014		279	$17.02 to $17.39	$17.33 to $17.77	$4,923	2.64%	0.25% to 0.60%	1.81% to 2.16%
2013		271	$18.69 to $19.02	$17.02 to $17.39	$4,680	1.21%	0.25% to 0.60%	(8.89)% to (8.57)%
2012		293	$17.55 to $17.80	$18.69 to $19.02	$5,526	6.04%	0.25% to 0.60%	6.47% to 6.84%
2011		375	$16.39 to $16.56	$17.55 to $17.80	$6,643	5.33%	0.25% to 0.60%	7.09% to 7.47%
2010		251	$14.74 to $14.85	$16.39 to $16.56	$4,135	3.36%	0.25% to 0.60%	11.16% to 11.55%
2009		168	$12.67 to $12.72	$14.74 to $14.85	$2,491	3.28%	0.25% to 0.60%	16.34% to 16.75%
2008	(g)	83	$13.38 to $13.39	$12.67 to $12.72	$1,049	2.31%	0.25% to 0.60%	(1.28)% to (0.94)%

PIMCO VIT Real Return Portfolio—Institutional Class Sub-Account
2015		3,240	$16.56 to $16.97	$16.04 to $16.50	$52,857	4.84%	0.25% to 0.60%	(3.14)% to (2.80)%
2014		2,549	$16.13 to $16.48	$16.56 to $16.97	$42,873	1.54%	0.25% to 0.60%	2.64% to 3.00%
2013		2,053	$17.85 to $18.17	$16.13 to $16.48	$33,580	1.98%	0.25% to 0.60%	(9.63)% to (9.31)%
2012		1,903	$16.49 to $16.72	$17.85 to $18.17	$34,367	6.42%	0.25% to 0.60%	8.27% to 8.65%
2011		1,531	$14.83 to $14.99	$16.49 to $16.72	$25,467	5.02%	0.25% to 0.60%	11.18% to 11.57%
2010		1,213	$13.78 to $13.88	$14.83 to $14.99	$18,112	2.54%	0.25% to 0.60%	7.62% to 8.01%
2009		863	$11.69 to $11.74	$13.78 to $13.88	$11,946	3.10%	0.25% to 0.60%	17.86% to 18.28%
2008	(g)	167	$13.19 to $13.21	$11.69 to $11.74	$1,952	2.18%	0.25% to 0.60%	(7.47)% to (7.15)%

PVC Equity Income Account—Class 1 Sub-Account
2015		1,714	$29.18 to $29.91	$27.87 to $28.67	$48,566	2.51%	0.25% to 0.60%	(4.50)% to (4.17)%
2014		1,394	$26.03 to $26.58	$29.18 to $29.91	$41,324	2.52%	0.25% to 0.60%	12.13% to 12.52%
2013		1,012	$20.57 to $20.94	$26.03 to $26.58	$26,699	3.22%	0.25% to 0.60%	26.54% to 26.98%
2012		700	$18.31 to $18.57	$20.57 to $20.94	$14,551	3.11%	0.25% to 0.60%	12.34% to 12.73%
2011		571	$17.47 to $17.66	$18.31 to $18.57	$10,552	0.48%	0.25% to 0.60%	4.81% to 5.17%
2010		447	$15.13 to $15.24	$17.47 to $17.66	$7,852	4.40%	0.25% to 0.60%	15.48% to 15.89%
2009		170	$12.68 to $12.71	$15.13 to $15.24	$2,586	6.51%	0.25% to 0.60%	(19.29)% to (19.71)%
2008	(g)	14	$17.63 to $17.65	$12.68 to $12.71	$181	0.00%	0.35% to 0.60%	(34.34)% to (34.17)%

PVC MidCap Account—Class 1 Sub-Account
2015		176	$32.11 to $32.91	$32.44 to $33.37	$5,817	0.50%	0.25% to 0.60%	1.04% to 1.39%
2014		198	$28.59 to $29.20	$32.11 to $32.91	$6,471	0.51%	0.25% to 0.60%	12.31% to 12.70%
2013		223	$21.48 to $21.86	$28.59 to $29.20	$6,463	1.66%	0.25% to 0.60%	33.13% to 33.59%
2012		135	$18.09 to $18.35	$21.48 to $21.86	$2,926	0.83%	0.25% to 0.60%	18.73% to 19.15%
2011		102	$16.80 to $16.99	$18.09 to $18.35	$1,862	0.00%	0.25% to 0.60%	7.64% to 8.02%
2010		67	$13.62 to $13.72	$16.80 to $16.99	$1,140	2.45%	0.25% to 0.60%	23.36% to 23.79%
2009	(p)	50	$13.12 to $13.20	$13.62 to $13.72	$684	0.00%	0.25% to 0.60%	3.84% to 3.91%

Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account
2015		657	$24.91 to $25.54	$26.22 to $26.97	$17,514	0.00%	0.25% to 0.60%	5.23% to 5.60%
2014		620	$23.49 to $23.99	$24.91 to $25.54	$15,673	0.00%	0.25% to 0.60%	6.07% to 6.44%
2013		325	$18.27 to $18.60	$23.49 to $23.99	$7,744	0.00%	0.25% to 0.60%	28.58% to 29.03%
2012		191	$16.62 to $16.85	$18.27 to $18.60	$3,527	3.50%	0.25% to 0.60%	9.95% to 10.34%
2011		170	$17.50 to $17.69	$16.62 to $16.85	$2,857	0.00%	0.25% to 0.60%	(5.08)% to (4.74)%
2010		151	$16.40 to $16.52	$17.50 to $17.69	$2,666	0.00%	0.25% to 0.60%	6.72% to 7.10%
2009		123	$10.48 to $10.54	$16.40 to $16.52	$2,033	0.00%	0.25% to 0.60%	56.46% to 57.01%
2008	(g)	23	$15.71 to $15.72	$10.48 to $10.54	$240	0.00%	0.25% to 0.60%	(39.76)% to (39.55)%

Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account
2015		45	$46.79 to $47.97	$33.10 to $34.04	$1,513	0.00%	0.25% to 0.60%	(29.27)% to (29.03)%
2014		47	$58.69 to $59.95	$46.79 to $47.97	$2,230	0.00%	0.25% to 0.60%	(20.27)% to (19.99)%
2013		47	$53.80 to $54.76	$58.69 to $59.95	$2,785	0.00%	0.25% to 0.60%	9.10% to 9.48%
2012		58	$55.75 to $56.55	$53.80 to $54.76	$3,155	8.05%	0.25% to 0.60%	(3.50)% to (3.16)%
2011		54	$69.54 to $70.29	$55.75 to $56.55	$3,064	0.00%	0.25% to 0.60%	(19.83)% to (19.55)%
2010		45	$54.88 to $55.27	$69.54 to $70.29	$3,176	0.06%	0.25% to 0.60%	26.72% to 27.16%
2009		32	$31.29 to $31.46	$54.88 to $55.27	$1,756	0.24%	0.25% to 0.60%	75.36% to 75.97%
2008	(g)	8	$62.09 to $62.14	$31.29 to $31.46	$251	0.03%	0.25% to 0.60%	(53.47)% to (53.30)%

Intelligent Variable Annuity Prospectus	39

CONDENSED FINANCIAL INFORMATION

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000's)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000's)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

Prudential Series Fund—Value Portfolio—Class II Sub-Account
2015		248	$37.21 to $38.14	$33.82 to $34.79	$8,577	0.00%	0.25% to 0.60%	(9.09)% to (8.77)%
2014		246	$34.13 to $34.87	$37.21 to $38.14	$9,307	0.00%	0.25% to 0.60%	9.00% to 9.39%
2013		177	$25.91 to $26.37	$34.13 to $34.87	$6,125	0.00%	0.25% to 0.60%	31.74% to 32.20%
2012		192	$22.84 to $23.17	$25.91 to $26.37	$5,039	0.55%	0.25% to 0.60%	13.45% to 13.85%
2011		201	$24.41 to $24.68	$22.84 to $23.17	$4,639	0.52%	0.25% to 0.60%	(6.45)% to (6.12)%
2010		218	$21.66 to $21.82	$24.41 to $24.68	$5,346	0.31%	0.25% to 0.60%	12.71% to 13.10%
2009		92	$15.41 to $15.47	$21.66 to $21.82	$2,008	1.08%	0.25% to 0.60%	40.54% to 41.04%
2008	(g)	22	$24.84 to $24.86	$15.41 to $15.47	$343	0.00%	0.25% to 0.60%	(42.90)% to (42.70)%

Royce Capital Fund Micro-Cap Portfolio—Investment Class Sub-Account
2015		26	$18.45 to $18.91	$16.06 to $16.52	$421	0.00%	0.25% to 0.60%	(12.98)% to (12.68)%
2014		33	$19.25 to $19.66	$18.45 to $18.91	$616	0.00%	0.25% to 0.60%	(4.16)% to (3.82)%
2013		31	$16.01 to $16.29	$19.25 to $19.66	$603	0.40%	0.25% to 0.60%	20.26% to 20.68%
2012		57	$14.97 to $15.18	$16.01 to $16.29	$916	0.00%	0.25% to 0.60%	6.96% to 7.34%
2011		68	$17.13 to $17.31	$14.97 to $15.18	$1,033	2.42%	0.25% to 0.60%	(12.63)% to (12.32)%
2010		78	$13.26 to $13.36	$17.13 to $17.31	$1,345	2.74%	0.25% to 0.60%	29.18% to 29.64%
2009		45	$8.44 to $8.47	$13.26 to $13.36	$605	0.00%	0.25% to 0.60%	57.10% to 57.65%
2008	(g)	19	$13.75 to $13.76	$8.44 to $8.47	$156	4.97%	0.25% to 0.60%	(43.61)% to (43.41)%

Royce Capital Fund Small-Cap Portfolio—Investment Class Sub-Account
2015		381	$17.98 to $18.43	$15.76 to $16.21	$6,116	0.73%	0.25% to 0.60%	(12.33)% to (12.02)%
2014		402	$17.52 to $17.89	$17.98 to $18.43	$7,341	0.13%	0.25% to 0.60%	2.62% to 2.98%
2013		387	$13.08 to $13.31	$17.52 to $17.89	$6,877	1.15%	0.25% to 0.60%	34.08% to 34.42%
2012		364	$11.70 to $11.86	$13.08 to $13.31	$4,806	0.12%	0.25% to 0.60%	11.83% to 12.22%
2011		321	$12.16 to $12.30	$11.70 to $11.86	$3,790	0.37%	0.25% to 0.60%	(3.86)% to (3.52)%
2010		263	$10.15 to $10.23	$12.16 to $12.30	$3,220	0.15%	0.25% to 0.60%	19.80% to 20.22%
2009		148	$7.55 to $7.58	$10.15 to $10.23	$1,515	0.00%	0.25% to 0.60%	34.40% to 34.86%
2008	(g)	38	$10.01 to $10.02	$7.55 to $7.58	$286	1.31%	0.25% to 0.60%	(27.62)% to (27.36)%

T. Rowe Price® Health Sciences Portfolio I Sub-Account
2015		129	$25.20 to $25.21	$28.25 to $28.35	$3,658	0.00%	0.25% to 0.61%	(3.18)% to 12.48%
2014	(x)	3	$24.99	$25.20 to $25.21	$77	0.00%	0.36%	0.84% to 1.07%

T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
2015		1,235	$25.14 to $25.39	$25.07 to $25.41	$31,212	1.14%	0.25% to 0.60%	(0.29)% to 0.06%
2014		903	$25.13 to $25.29	$25.14 to $25.39	$22,828	1.24%	0.25% to 0.60%	0.04% to 0.39%
2013		613	$25.25 to $25.32	$25.13 to $25.29	$15,454	1.51%	0.25% to 0.60%	(0.47)% to (0.12)%
2012	(q)	220	$24.97	$25.25 to $25.32	$5,564	1.48%	0.25% to 0.60%	1.02% to 1.26%

Templeton Developing Markets VIP Fund—Class 1 Sub-Account
2015		1,125	$13.09 to $13.41	$10.48 to $10.78	$12,000	2.46%	0.25% to 0.60%	(19.91)% to (19.62)%
2014		926	$14.32 to $14.63	$13.09 to $13.41	$12,311	1.81%	0.25% to 0.60%	(8.64)% to (8.32)%
2013		634	$14.52 to $14.77	$14.32 to $14.63	$9,221	2.03%	0.25% to 0.60%	(1.33)% to (0.98)%
2012		457	$12.88 to $13.06	$14.52 to $14.77	$6,727	1.64%	0.25% to 0.60%	12.72% to 13.12%
2011		329	$15.36 to $15.53	$12.88 to $13.06	$4,277	1.14%	0.25% to 0.60%	(16.17)% to (15.88)%
2010		273	$13.12 to $13.21	$15.36 to $15.53	$4,222	1.32%	0.25% to 0.60%	17.13% to 17.54%
2009		182	$7.61 to $7.63	$13.12 to $13.21	$2,399	3.26%	0.25% to 0.60%	72.29% to 72.89%
2008	(g)	18	$14.04 to $14.05	$7.61 to $7.63	$137	0.60%	0.35% to 0.60%	(52.90)% to (52.78)%

Vanguard VIF Capital Growth Portfolio Sub-Account
2015		16	$25.21	$25.71 to $25.81	$404	0.53%	0.15% to 0.60%	2.16% to 3.69%
2014	(z)	2	$25.57	$25.21	$46	0.00%	0.20% to 0.45%	(1.43)% to (0.81)%

Vanguard VIF Equity Index Portfolio Sub-Account
2015		306	$25.72	$25.89 to $25.98	$7,945	0.88%	0.25% to 0.60%	(0.01)% to 1.32%
2014	(aa)	1	$26.00	$25.72	$19	0.00%	0.20% to 0.50%	(1.10)% to (1.04)%

40	Prospectus Intelligent Variable Annuity

continued

							For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000's)		Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000's)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

Vanguard VIF High Yield Bond Portfolio Sub-Account
2015	(bb)	395		$25.00	$24.91 to $25.00	$9,866	0.58%	0.25% to 0.60%	(4.20)% to (2.00)%

Vanguard VIF Mid-Cap Index Portfolio Sub-Account
2015		326		$25.88	$25.35 to $25.45	$8,283	0.42%	0.25% to 0.60%	(5.83)% to 1.24%
2014	(aa)	4		$26.11	$25.88	$114	0.00%	0.20% to 0.37%	(0.89)%

Vanguard VIF REIT Index Portfolio Sub-Account
2015		173		$25.41	$25.81 to $25.91	$4,480	0.97%	0.25% to 0.60%	(6.59)% to 1.97%
2014	(y)	23		$25.39	$25.41	$582	0.00%	0.22% to 0.56%	(1.19)% to 0.06%

Vanguard VIF Small Co Growth Portfolio Sub-Account
2015		164		$26.11	$25.24 to $25.33	$4,161	0.06%	0.25% to 0.60%	(9.08)% to (1.07)%
2014	(aa)	—	^	$26.03	$26.11	$1	0.00%	0.20%	0.33%

Vanguard VIF Total Bond Market Index Portfolio Sub-Account
2015		820		$24.95	$24.88 to $24.98	$20,447	0.48%	0.25% to 0.60%	(1.68)% to (0.04)%
2014	(z)	—	^	$24.93	$24.95	$5	0.00%	0.43%	0.07%

VY Clarion Global Real Estate Portfolio—Class I Sub-Account
2015		264		$38.20 to $38.83	$37.43 to $38.19	$10,021	3.23%	0.25% to 0.60%	(2.01)% to (1.67)%
2014		262		$33.69 to $34.13	$38.20 to $38.83	$10,118	1.20%	0.25% to 0.60%	13.38% to 13.78%
2013		136		$32.61 to $32.91	$33.69 to $34.13	$4,617	6.26%	0.25% to 0.60%	3.33% to 3.69%
2012		74		$27.60 to $27.66	$32.61 to $32.91	$2,437	0.80%	0.25% to 0.60%	25.33% to 25.77%
2011		44		$27.59 to $27.66	$26.02 to $26.17	$1,162	4.11%	0.25% to 0.60%	(5.72)% to (5.39)%
2010	(o)	9		$25.00	$27.59 to $27.66	$255	4.21%	0.25% to 0.60%	10.38% to 10.64%

Wanger International Sub-Account
2015		241		$52.16 to $53.47	$51.90 to $53.39	$12,736	1.46%	0.25% to 0.60%	(0.50)% to (0.15)%
2014		237		$54.89 to $56.07	$52.16 to $53.47	$12,587	1.56%	0.25% to 0.60%	(4.98)% to (4.64)%
2013		169		$45.13 to $45.94	$54.89 to $56.07	$9,409	2.73%	0.25% to 0.60%	21.64% to 22.06%
2012		128		$37.35 to $37.88	$45.13 to $45.94	$5,846	1.47%	0.25% to 0.60%	20.83% to 21.26%
2011		85		$44.01 to $44.48	$37.35 to $37.88	$3,194	4.82%	0.25% to 0.60%	(15.13)% to (14.83)%
2010		34		$35.44 to $35.70	$44.01 to $44.48	$1,496	2.75%	0.25% to 0.60%	24.17% to 24.61%
2009		21		$23.80 to $23.87	$35.44 to $35.70	$748	3.13%	0.25% to 0.60%	48.89% to 49.41%
2008	(g)	4		$39.08 to $39.11	$23.80 to $23.87	$85	0.00%	0.35% to 0.60%	(45.93)% to (45.79)%

Wanger Select Sub-Account
2015		46		$39.03 to $40.01	$38.89 to $40.01	$1,826	0.01%	0.25% to 0.60%	(0.35)% to 0.00%
2014		50		$38.07 to $38.89	$39.03 to $40.01	$2,001	0.00%	0.25% to 0.60%	2.52% to 2.88%
2013		51		$28.46 to $28.97	$38.07 to $38.89	$1,973	0.29%	0.25% to 0.60%	33.77% to 34.24%
2012		58		$24.17 to $24.51	$28.46 to $28.97	$1,682	0.49%	0.25% to 0.60%	17.75% to 18.16%
2011		43		$29.54 to $29.85	$24.17 to $24.51	$1,056	1.86%	0.25% to 0.60%	(18.17)% to (17.89)%
2010		36		$23.48 to $23.65	$29.54 to $29.85	$1,085	0.49%	0.25% to 0.60%	25.81% to 26.25%
2009		46		$14.21 to $14.25	$23.48 to $23.65	$1,078	0.00%	0.25% to 0.60%	65.19% to 65.77%
2008	(g)	5		$25.59 to $25.62	$14.21 to $14.25	$67	0.00%	0.35% to 0.60%	(49.39)% to (49.25)%

Wanger USA Sub-Account
2015		13		$59.70 to $61.19	$58.98 to $60.67	$796	0.00%	0.25% to 0.60%	(1.20)% to (0.86)%
2014		12		$57.32 to $58.55	$59.70 to $61.19	$735	0.00%	0.25% to 0.60%	4.16% to 4.52%
2013		14		$43.11 to $43.88	$57.32 to $58.55	$805	0.18%	0.25% to 0.60%	32.95% to 33.42%
2012		21		$36.14 to $36.65	$43.11 to $43.88	$909	0.33%	0.25% to 0.60%	19.30% to 19.60%
2011		23		$37.67 to $38.08	$36.14 to $36.65	$844	0.00%	0.25% to 0.60%	(4.07)% to (3.73)%
2010		18		$30.72 to $30.95	$37.67 to $38.08	$695	0.00%	0.25% to 0.60%	22.61% to 23.04%
2009		14		$21.73 to $21.81	$30.72 to $30.95	$430	0.00%	0.25% to 0.60%	41.38% to 41.87%
2008	(g)	2		$33.07 to $33.09	$21.73 to $21.81	$43	0.00%	0.25% to 0.60%	(40.05)% to (39.84)%

Intelligent Variable Annuity Prospectus	41

CONDENSED FINANCIAL INFORMATION	concluded

						For the period ended December 31
Period		Accumulation Units Outstanding, End of Period (000's)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000's)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
2015		1,199	$14.69 to $15.06	$13.75 to $14.15	$16,808	6.10%	0.25% to 0.60%	(6.40)% to (6.07)%
2014		1,102	$14.95 to $15.28	$14.69 to $15.06	$16,466	9.29%	0.25% to 0.60%	(1.74)% to (1.40)%
2013		528	$14.16 to $14.41	$14.95 to $15.28	$8,009	7.55%	0.25% to 0.60%	5.63% to 6.00%
2012		365	$12.04 to $12.21	$14.16 to $14.41	$5,227	8.88%	0.25% to 0.60%	17.62% to 18.03%
2011		200	$11.90 to $12.03	$12.04 to $12.21	$2,429	7.54%	0.25% to 0.60%	1.11% to 1.46%
2010		187	$10.42 to $10.50	$11.90 to $12.03	$2,245	9.20%	0.25% to 0.60%	14.23 to 14.63%
2009		237	$6.74 to $6.77	$10.42 to $10.50	$2,488	12.06%	0.25% to 0.60%	54.63% to 55.17%
2008	(g)	57	$9.56 to $9.57	$6.74 to $6.77	$387	10.94%	0.25% to 0.60%	(31.24)% to (30.99)%
(a)	Does not include expenses of underlying TIAA-CREF Life Fund.
(b)	Not annualized for periods less than one year.
(c)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(d)	These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.
(e)	These amounts represent the annualized expenses of the Sub-Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(f)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners total returns may not be within the ranges presented.
(g)	Sub-account commenced operations on February 5, 2008.
(k)	Sub-account commenced operations on May 9, 2012.
(l)	Sub-account commenced operations on May 7, 2012.
(m)	Sub-account commenced operations on July 10, 2012.
(n)	Sub-account commenced operations on June 27, 2012.
(o)	Sub-account commenced operations on May 1, 2010.
(p)	Sub-account commenced operations on October 23, 2009.
(q)	Sub-account commenced operations on March 19, 2012.
(r)	Sub-account commenced operations on November 26, 2013.
(s)	Sub-account commenced operations on November 20, 2013.
(t)	Sub-account commenced operations on December 9, 2013.
(u)	Sub-account commenced operations on January 3, 2014.
(v)	Sub-account commenced operations on February 19, 2014.
(w)	Sub-account commenced operations on February 20, 2014.
(x)	Sub-account commenced operations on December 17, 2014.
(y)	Sub-account commenced operations on December 19, 2014.
(z)	Sub-account commenced operations on December 22, 2014.
(aa)	Sub-account commenced operations on December 23, 2014.
(bb)	Sub-account commenced operations on January 16, 2015.
(cc)	Sub-account commenced operations on March 27, 2015.
(dd)	Sub-account commenced operations on January 21, 2015.
^	Amount represents less than 1,000 units.

42	Prospectus Intelligent Variable Annuity

For more information about Intelligent Variable Annuity

How to reach us

TIAA-CREF website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

www.tiaa.org

24 hours a day, 7 days a week

Administrative Office

877 694-0305

8:00 a.m. to 6:00 p.m. ET Monday–Friday

To learn more about the Contract, you should read the Statement of Additional Information (“SAI”) dated the same date as this prospectus. The SAI contains more detailed information about the Contract than is contained in this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of the prospectus. The table of contents for the SAI appears on the last page of this prospectus. For a free copy of the SAI, to receive personalized illustrations of Accumulation Values, or to request other information about the Contract, please call or write to us at our Administrative Office 877 694-0305.

The SAI has been filed with the SEC. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about the Contract and us. Information about us and the Contract (including the SAI) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at 202 551-8090.

Investment Company Act of 1940

Registration File No. 811-08963

A11511

5/16

Statement of Additional Information

Intelligent Variable Annuity

Individual Flexible Premium Deferred Variable

Annuity Contract

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Life Insurance Company

MAY 1, 2016

This Statement of Additional Information (“SAI”) contains additional information regarding the Intelligent Variable Annuity—an individual flexible premium deferred variable annuity contract (the “Contract”) offered by TIAA-CREF Life Insurance Company (the “Company” or “TIAA-CREF Life”). This SAI is not a prospectus, and should be read together with the prospectus for the Contract dated May 1, 2016 and the prospectuses for the mutual funds that serve as investment options for the Contract. You may obtain a copy of these prospectuses at no charge by writing us at: TIAA-CREF Life Insurance Company, P.O. Box 724508 Atlanta, GA 31139 or calling us toll-free at 877 694-0305. In addition, if you receive a summary prospectus for any fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Capitalized terms in this SAI have the same meanings as in the prospectus for the Contract.

Table of contents for the statement of additional information

General matters	B-2
State regulation	B-3
Legal matters	B-3
Experts	B-3
Additional information	B-4
Financial statements	B-4
Index to financial statements

General matters

The contract

The Contract and the application are the entire contractual agreement between you and TIAA-CREF Life. We have issued the Contract in return for your completed application and the first Premium. Any endorsement to or amendment of the Contract or waiver of any of its provisions will be valid only if in writing and signed by an executive officer or a registrar of TIAA-CREF Life. All benefits are payable at our home office in New York, NY or at an administrative office designated by us. The Contract is incontestable.

Assignment of contracts

You may assign a Non-Qualified Contract prior to the annuity starting date. We assume no responsibility for the validity of any such assignment, nor will we be charged with notice of any assignment unless it is in writing and has been received in good order by us. The rights of the Owners, Annuitant, any Second Annuitant, any Beneficiaries and any other person to receive benefits under the Non-Qualified Contract will be subject to the terms of any assignment. You should consult your tax advisor before making any assignment of the Contract. You may not assign the Contract on or after the annuity starting date.

Payment to an estate, guardian, trustee, etc.

We reserve the right to pay in one sum the commuted value of any benefits due an estate, corporation, partnership, trustee or other entity not a natural person. Neither TIAA-CREF Life nor the Separate Account will be responsible for the conduct of any executor, trustee, guardian, or other third party to whom payment is made.

Benefits based on incorrect information

If the amounts of benefits provided under a Contract were based on information that is incorrect, benefits will be recalculated on the basis of the correct data. If any overpayments or underpayments have been made by the Separate Account, appropriate adjustments will be made. Any amounts so paid or charged will include compound interest at the effective rate of 6% per year.

Proof of survival

We reserve the right to require satisfactory proof that anyone named to receive benefits under a Contract is living on the date payment is due. If this proof is not received after a request in writing, the Separate Account will have the right to make reduced payments or to withhold payments entirely until such proof is received. If under a two-life annuity we have overpaid benefits because we were not notified of a death, we will reduce or withhold subsequent payments until the amount of the overpayment, plus compound interest at the rate of 6% per year, has been recovered.

Protection against claims of creditors

The benefits and rights accruing to you or any other persons under the Contract are exempt from the claims of creditors or legal process to the fullest extent permitted by law.

Procedures for elections and change

You have to make any choice or change available under the Contract in a form acceptable to us at our home office in New York, NY or an administrative office designated by us. If you send us a notice changing your Beneficiaries or other persons named to receive payments, it will take effect as of the date it was signed even if you then die before the notice actually reaches us in good order. Any other notice will take effect as of the date we receive it in good order. If we take any action in good faith before receiving the notice, we will not be subject to liability even if our acts were contrary to what you told us in the notice. If a joint Owner has been named and both Owners are living, authorization from both Owners is required for changes and transactions other than transfers and allocation of Premiums.

B-2	Statement of Additional Information ■ Intelligent Variable Annuity

Financial support agreement

The Contracts are issued by TIAA-CREF Life. All of the stock of TIAA-CREF Life is held by Teachers Insurance and Annuity Association of America (TIAA).

TIAA-CREF Life has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that TIAA-CREF Life will have the greater of (a) capital and surplus of $250 million, (b) the amount of capital and surplus necessary to maintain TIAA-CREF Life’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain TIAA-CREF Life’s financial strength rating at least the same as TIAA’s rating at all times. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any Contractowner of TIAA-CREF Life with recourse to TIAA.

Management related service contracts

Pursuant to an administrative service agreement with our parent company, TIAA, McCamish Systems LLC, a Georgia Limited Liability Company, provides product administration to TIAA-CREF Life. We also have an agreement with State Street Bank and Trust Company, a trust company established under the laws of the Commonwealth of Massachusetts, to perform investment accounting and recordkeeping functions for the investment securities, other non-cash investment properties, and/or monies in the Separate Account of TIAA-CREF Life. TIAA-CREF Life on behalf of the Separate Account has entered an agreement whereby JP Morgan will provide certain custodial settlement and other associated services to the Separate Account.

McCamish Systems LLC is located at 6425 Powers Ferry Road Suite 300, Atlanta, GA 30339. For years 2015, 2014 and 2013 TIAA-CREF Life provided total compensation for product administrative services of $7,026,813, $8,868,827, and $12,106,765, for all life insurance and non-qualified annuities product administration. State Street Bank and Trust Company is located at One Lincoln Street, Boston, Massachusetts, 02111. For years 2015, 2014 and 2013 TIAA-CREF Life paid custody fees of $389,700, $334,218, and $290,625. JP Morgan is located at One Beacon Street, Floor 19, Boston, MA 02108. For years 2015, 2014 and 2013, TIAA-CREF Life provided compensation for trade settlement services of $53,606, $49,315, and $68,650.

State regulation

TIAA-CREF Life and the Separate Account are subject to regulation by the New York Department of Financial Services (“Department”) as well as by the insurance regulatory authorities of certain other states and jurisdictions.

TIAA-CREF Life and the Separate Account must file with the Department periodic statements on forms promulgated by the Department. The Separate Account books and assets are subject to review and examination by the Department and the Department’s agents at all times, and a full examination into the affairs of the Separate Account is made at least every five years. In addition, a full examination of the Separate Account’s operations is usually conducted periodically by some other states.

Legal matters

All matters of applicable state law pertaining to the contracts, including TIAA-CREF Life’s right to issue the contracts, have been passed upon by Ken Reitz, General Counsel of TIAA-CREF Life.

EXPERTS

PricewaterhouseCoopers LLP is the independent registered public accounting firm for the TIAA-CREF Life Separate Account VA-1. PricewaterhouseCoopers LLP is also the independent registered public accounting firm of TIAA-CREF Life Insurance Company and Teachers Insurance and Annuity Association of America.

Separate Account Financial Statements

The financial statements of TIAA-CREF Life Separate Account VA-1 as of December 31, 2015 and for each of the periods indicated therein included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, located at 100 East Pratt Street, Suite 1900, Baltimore, MD 21202 given on the authority of said firm as experts in auditing and accounting.

TIAA-CREF Life Insurance Company Statutory Basis Financial Statements

The statutory basis financial statements as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, located at 300 Madison Avenue, New York, New York 10017, given on the authority of said firm as experts in auditing and accounting.

Intelligent Variable Annuity ■ Statement of Additional Information	B-3

Teachers Insurance and Annuity Association of America Statutory Basis Financial Statements

The statutory basis financial statements as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 included in this Registration Statement have been so included in reliance on the report PricewaterhouseCoopers LLP, an independent registered public accounting firm, located at 300 Madison Avenue, New York, New York 10017, given on the authority of said firm as experts in auditing and accounting.

Additional information

A registration statement has been filed with the Securities and Exchange Commission (“SEC”), under the 1933 Act, with respect to the Contracts discussed in the Prospectus and in this Statement of Additional Information. Not all of the information set forth in the registration statement, and its amendments and exhibits has been included in the Prospectus or this Statement of Additional Information. Statements contained in this registration statement concerning the contents of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.

Financial statements

Audited financial statements of the Separate Account, TIAA-CREF Life, and Teachers Insurance and Annuity Association of America (TIAA) follow.

TIAA-CREF Life’s financial statements should be considered only as bearing upon TIAA-CREF Life’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

TIAA financial statements should be considered only as bearing upon TIAA’s ability to meet its obligations under the financial support agreement with TIAA-CREF Life. They should not be considered as bearing on the ability of TIAA-CREF Life’s ability to meet its obligations under the Contracts nor on the investment performance of the assets held in the Separate Account.

B-4	Statement of Additional Information ■ Intelligent Variable Annuity

Intelligent Variable Annuity ■ Statement of Additional Information	B-5

Report of independent registered public accounting firm

To the Contractowners of TIAA-CREF Life Separate Account VA-1 and

the Board of Directors of TIAA-CREF Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts listed in Note 4 of TIAA-CREF Life Separate Account VA-1 at December 31, 2015, the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of TIAA-CREF Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying investee mutual fund shares at December 31, 2015 by correspondence with the transfer agent of the investee mutual funds or the investee mutual funds directly, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

April 26, 2016

B-6	Statement of Additional Information ■ Intelligent Variable Annuity

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ■ December 31, 2015

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account

ASSETS
Investments, at value	$41,003,493	$139,033,770	$72,106,868	$112,297,763	$78,482,180
Total assets	$41,003,493	$139,033,770	$72,106,868	$112,297,763	$78,482,180

NET ASSETS
Accumulation fund	$41,003,493	$139,033,770	$68,693,989	$104,655,892	$75,785,728
Annuity fund	—	—	3,412,879	7,641,871	2,696,452

Net assets	$41,003,493	$139,033,770	$72,106,868	$112,297,763	$78,482,180

Investments, at cost	$42,845,368	$145,857,381	$53,713,371	$101,234,742	$77,811,646
Shares held in corresponding Funds	4,051,729	5,663,290	2,497,640	3,146,477	4,394,299

UNIT VALUE
Personal Annuity Select/Single
Premium Immediate Annuity	$—	$—	$32.32	$51.71	$27.16
Lifetime Variable Select Annuity	—	37.73	32.34	51.69	27.16
Intelligent Variable Select Annuity
Band 1	26.42	38.04	32.59	52.11	27.37
Band 2	26.49	38.50	32.99	52.75	27.70
Band 3	26.54	38.82	33.26	53.17	27.93
Band 5	26.37	37.74	32.33	51.69	27.15
Band 6	26.44	38.20	32.72	52.32	27.48
Band 7	26.49	38.50	32.99	52.75	27.70

Statements of operations

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended December 31, 2015

	TIAA-CREF Life Balanced Fund Sub-Account	TIAA-CREF Life Bond Fund Sub-Account	TIAA-CREF Life Growth Equity Fund Sub-Account	TIAA-CREF Life Growth & Income Fund Sub-Account	TIAA-CREF Life International Equity Fund Sub-Account

INVESTMENT INCOME
Dividends	$1,155,166	$4,749,522	$156,311	$1,236,676	$1,113,253

Expenses
Administrative expenses	35,887	165,985	120,829	198,412	138,962
Mortality and expense risk charges	87,853	374,150	244,707	408,654	284,765
Guaranteed minimum death benefits	18,975	37,508	6,300	10,054	7,637
Total expenses	142,715	577,643	371,836	617,120	431,364
Net investment income (loss)	1,012,451	4,171,879	(215,525)	619,556	681,889

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	191,734	(105,182)	4,212,236	3,805,942	763,361
Capital gain distributions	625,448	1,378,021	1,688,362	7,606,603	—
Net realized gain (loss)	817,182	1,272,839	5,900,598	11,412,545	763,361
Net change in unrealized appreciation (depreciation) on investments	(1,794,323)	(5,351,173)	(115,860)	(8,964,216)	(2,850,329)
Net realized and unrealized gain (loss) on investments	(977,141)	(4,078,334)	5,784,738	2,448,329	(2,086,968)
Net increase (decrease) in net assets from operations	$35,310	$93,545	$5,569,213	$3,067,885	$(1,405,079)

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-7

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ■ December 31, 2015

	TIAA-CREF Life Large-Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account

ASSETS
Investments, at value	$57,174,110	$57,163,133	$68,523,522	$45,913,741	$45,403,819
Total assets	$57,174,110	$57,163,133	$68,523,522	$45,913,741	$45,403,819

NET ASSETS
Accumulation fund	$54,542,160	$57,163,133	$65,420,545	$43,791,923	$43,665,282
Annuity fund	2,631,950	—	3,102,977	2,121,818	1,738,537

Net assets	$57,174,110	$57,163,133	$68,523,522	$45,913,741	$45,403,819

Investments, at cost	$58,841,235	$57,163,133	$62,309,163	$49,559,949	$40,323,784
Shares held in corresponding Funds	1,832,504	57,163,133	2,054,062	1,510,320	1,334,621

UNIT VALUE
Personal Annuity Select/Single
Premium Immediate Annuity	$69.45	$—	$91.17	$85.36	$46.91
Lifetime Variable Select Annuity	69.46	11.18	91.23	85.41	47.09
Intelligent Variable Select Annuity
Band 1	69.99	11.28	91.90	86.03	47.27
Band 2	70.84	11.42	93.02	87.08	47.85
Band 3	71.42	11.51	93.77	87.78	48.23
Band 5	69.43	11.19	91.16	85.34	46.89
Band 6	70.27	11.33	92.27	86.38	47.46
Band 7	70.84	11.42	93.02	87.08	47.85

Statements of operations

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended December 31, 2015

	TIAA-CREF Life Large-Cap Value Fund Sub-Account	TIAA-CREF Life Money Market Fund Sub-Account	TIAA-CREF Life Real Estate Securities Fund Sub-Account	TIAA-CREF Life Small-Cap Equity Fund Sub-Account	TIAA-CREF Life Social Choice Equity Fund Sub-Account

INVESTMENT INCOME
Dividends	$973,237	$1,951	$1,798,427	$293,950	$1,178,564

Expenses
Administrative expenses	105,074	72,390	121,233	88,201	78,440
Mortality and expense risk charges	217,283	161,761	248,013	180,054	164,685
Guaranteed minimum death benefits	8,793	15,154	4,609	2,743	6,239
Total expenses	331,150	249,305	373,855	270,998	249,364
Net investment income (loss)	642,087	(247,354)	1,424,572	22,952	929,200

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	2,989,829	—	3,878,326	1,333,219	1,929,867
Capital gain distributions	5,097,421	—	6,790,151	3,959,212	3,091,551
Net realized gain (loss)	8,087,250	—	10,668,477	5,292,431	5,021,418
Net change in unrealized appreciation (depreciation) on investments	(12,106,846)	—	(9,630,407)	(5,614,161)	(7,441,389)
Net realized and unrealized gain (loss) on investments	(4,019,596)	—	1,038,070	(321,730)	(2,419,971)
Net increase (decrease) in net assets from operations	$(3,377,509)	$(247,354)	$2,462,642	$(298,778)	$(1,490,771)

B-8	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth and Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account	Credit Suisse Trust- Commodity Return Strategy Portfolio Sub-Account

ASSETS
Investments, at value	$300,530,793	$3,797,932	$11,411,040	$2,851,033	$59,983
Total assets	$300,530,793	$3,797,932	$11,411,040	$2,851,033	$59,983

NET ASSETS
Accumulation fund	$284,851,064	$3,797,932	$11,411,040	$2,851,033	$59,983
Annuity fund	15,679,729	—	—	—	—

Net assets	$300,530,793	$3,797,932	$11,411,040	$2,851,033	$59,983

Investments, at cost	$229,373,338	$3,986,010	$13,016,754	$3,053,733	$82,237
Shares held in corresponding Funds	6,776,343	269,931	434,210	136,087	15,341

UNIT VALUE
Personal Annuity Select/Single
Premium Immediate Annuity	$58.82	$—	$—	$—	$—
Lifetime Variable Select Annuity	58.79	—	—	—	—
Intelligent Variable Select Annuity
Band 1	59.28	21.26	33.59	28.87	15.57
Band 2	60.00	21.52	34.00	29.22	15.62
Band 3	60.49	21.70	34.28	29.46	15.66
Band 5	58.80	21.09	33.32	28.64	15.54
Band 6	59.52	21.35	33.73	28.99	15.59
Band 7	60.00	21.52	34.00	29.22	—

	TIAA-CREF Life Stock Index Fund Sub-Account	Calamos Growth and Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account	Credit Suisse Trust- Commodity Return Strategy Portfolio Sub-Account

INVESTMENT INCOME
Dividends	$5,939,921	$105,326	$40,632	$—	$—

Expenses
Administrative expenses	530,984	3,904	9,536	2,987	59
Mortality and expense risk charges	1,076,517	9,381	22,157	7,274	178
Guaranteed minimum death benefits	21,429	1,907	4,265	1,170	14
Total expenses	1,628,930	15,192	35,958	11,431	251
Net investment income (loss)	4,310,991	90,134	4,674	(11,431)	(251)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	14,777,822	39,866	331,815	(104,507)	(3,854)
Capital gain distributions	2,343,762	151,179	1,208,221	68,150	—
Net realized gain (loss)	17,121,584	191,045	1,540,036	(36,357)	(3,854)
Net change in unrealized appreciation (depreciation) on investments	(21,724,584)	(248,167)	(1,875,979)	(88,850)	(15,349)
Net realized and unrealized gain (loss) on investments	(4,603,000)	(57,122)	(335,943)	(125,207)	(19,203)
Net increase (decrease) in net assets from operations	$(292,009)	$33,012	$(331,269)	$(136,638)	$(19,454)

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-9

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ■ December 31, 2015

	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account

ASSETS
Investments, at value	$21,265,644	$32,132,407	$12,219,173	$15,581,477	$24,137,775
Total assets	$21,265,644	$32,132,407	$12,219,173	$15,581,477	$24,137,775

NET ASSETS
Accumulation fund	$21,265,644	$32,132,407	$12,219,173	$15,581,477	$24,137,775

Net assets	$21,265,644	$32,132,407	$12,219,173	$15,581,477	$24,137,775

Investments, at cost	$21,615,652	$33,692,197	$12,874,662	$17,877,739	$24,229,398
Shares held in corresponding Funds	1,994,901	2,991,844	1,103,810	1,476,917	2,373,429

UNIT VALUE
Intelligent Variable Select Annuity
Band 1	26.28	25.66	32.69	28.03	24.81
Band 2	26.43	25.74	32.87	28.19	24.94
Band 3	26.52	25.80	32.99	28.29	25.03
Band 5	26.18	25.60	32.57	27.93	24.71
Band 6	26.33	25.69	32.75	28.08	24.85
Band 7	26.43	25.74	32.87	28.19	24.94

Statements of operations

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended December 31, 2015

	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account

INVESTMENT INCOME
Dividends	$317,848	$445,918	$243,223	$494,838	$71,805

Expenses
Administrative expenses	14,681	26,224	7,659	12,350	19,486
Mortality and expense risk charges	29,942	48,611	16,334	24,313	43,151
Guaranteed minimum death benefits	5,318	6,152	2,710	3,225	7,024
Total expenses	49,941	80,987	26,703	39,888	69,661
Net investment income (loss)	267,907	364,931	216,520	454,950	2,144

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	14,863	(48,715)	(265,693)	(260,198)	(2,654)
Capital gain distributions	84,557	63,363	376,248	—	21,949
Net realized gain (loss)	99,420	14,648	110,555	(260,198)	19,295
Net change in unrealized appreciation (depreciation) on investments	(256,792)	(1,415,243)	(174,270)	(1,582,149)	(45,225)
Net realized and unrealized gain (loss) on investments	(157,372)	(1,400,595)	(63,715)	(1,842,347)	(25,930)
Net increase (decrease) in net assets from operations	$110,535	$(1,035,664)	$152,805	$(1,387,397)	$(23,786)

B-10	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account	Delaware VIP Diversified Income Series— Standard Class Sub-Account	Delaware VIP International Value Equity Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account

ASSETS
Investments, at value	$14,222,813	$8,296,296	$46,397,719	$30,740,340	$20,513,938
Total assets	$14,222,813	$8,296,296	$46,397,719	$30,740,340	$20,513,938

NET ASSETS
Accumulation fund	$14,222,813	$8,296,296	$46,397,719	$30,740,340	$20,513,938

Net assets	$14,222,813	$8,296,296	$46,397,719	$30,740,340	$20,513,938

Investments, at cost	$15,622,796	$9,419,452	$48,336,227	$32,861,019	$23,281,312
Shares held in corresponding Funds	688,423	523,756	4,509,011	2,835,825	608,361

UNIT VALUE
Intelligent Variable Select Annuity
Band 1	39.70	37.89	15.08	13.49	50.12
Band 2	39.92	38.10	15.26	13.66	50.73
Band 3	40.07	38.24	15.39	13.77	51.14
Band 5	39.55	37.75	14.96	13.39	49.72
Band 6	39.77	37.96	15.14	13.55	50.32
Band 7	39.92	38.10	15.26	13.66	50.73

	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account	Delaware VIP Diversified Income Series— Standard Class Sub-Account	Delaware VIP International Value Equity Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account

INVESTMENT INCOME
Dividends	$299,800	$111,153	$1,519,117	$518,644	$126,513

Expenses
Administrative expenses	13,087	7,825	49,426	28,195	18,899
Mortality and expense risk charges	24,944	15,125	119,575	65,692	43,575
Guaranteed minimum death benefits	3,832	3,069	19,696	10,327	6,583
Total expenses	41,863	26,019	188,697	104,214	69,057
Net investment income (loss)	257,937	85,134	1,330,420	414,430	57,456

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	125,598	(100,901)	(361,192)	434,404	(5,226)
Capital gain distributions	666,600	576,724	557,475	—	1,839,343
Net realized gain (loss)	792,198	475,823	196,283	434,404	1,834,117
Net change in unrealized appreciation (depreciation) on investments	(1,521,736)	(1,006,440)	(2,228,785)	(1,162,244)	(3,264,882)
Net realized and unrealized gain (loss) on investments	(729,538)	(530,617)	(2,032,502)	(727,840)	(1,430,765)
Net increase (decrease) in net assets from operations	$(471,601)	$(445,483)	$(702,082)	$(313,410)	$(1,373,309)

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-11

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ■ December 31, 2015

	Franklin Income VIP Fund—Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Aspen Forty Portfolio—Institutional Shares Sub-Account	Janus Aspen Overseas Portfolio—Institutional Shares Sub-Account

ASSETS
Investments, at value	$6,892,297	$2,349,668	$6,237,974	$7,900,383	$1,915,213
Total assets	$6,892,297	$2,349,668	$6,237,974	$7,900,383	$1,915,213

NET ASSETS
Accumulation fund	$6,892,297	$2,349,668	$6,237,974	$7,900,383	$1,915,213

Net assets	$6,892,297	$2,349,668	$6,237,974	$7,900,383	$1,915,213

Investments, at cost	$7,597,201	$2,475,312	$7,766,504	$8,489,484	$2,340,050
Shares held in corresponding Funds	470,785	120,620	326,767	217,223	66,500

UNIT VALUE
Intelligent Variable Select Annuity
Band 1	23.73	26.05	36.83	64.12	48.12
Band 2	24.02	26.37	37.28	64.90	48.70
Band 3	24.21	26.58	37.58	65.43	49.10
Band 5	23.54	25.84	36.53	63.61	47.73
Band 6	23.82	26.16	36.98	64.38	48.31
Band 7	24.02	26.37	37.28	64.90	48.70

Statements of operations

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended December 31, 2015

	Franklin Income VIP Fund—Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Aspen Forty Portfolio—Institutional Shares Sub-Account	Janus Aspen Overseas Portfolio—Institutional Shares Sub-Account

INVESTMENT INCOME
Dividends	$325,876	$89,817	$—	$2	$12,678

Expenses
Administrative expenses	7,317	2,658	6,560	6,570	2,216
Mortality and expense risk charges	18,101	6,041	16,419	15,240	5,407
Guaranteed minimum death benefits	3,054	1,116	2,411	1,372	441
Total expenses	28,472	9,815	25,390	23,182	8,064
Net investment income (loss)	297,404	80,002	(25,390)	(23,180)	4,614

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	(109,510)	109,869	(285,365)	(46,010)	(209,315)
Capital gain distributions	—	180,865	1,477,472	1,293,467	62,016
Net realized gain (loss)	(109,510)	290,734	1,192,107	1,247,457	(147,299)
Net change in unrealized appreciation (depreciation) on investments	(728,532)	(501,040)	(1,353,801)	(593,542)	(25,808)
Net realized and unrealized gain (loss) on investments	(838,042)	(210,306)	(161,694)	653,915	(173,107)
Net increase (decrease) in net assets from operations	$(540,638)	$(130,304)	$(187,084)	$630,735	$(168,493)

B-12	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Janus Aspen Perkins Mid-Cap Value Portfolio—Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account	Matson Money Fixed Income VI Portfolio Sub-Account	Matson Money International Equity VI Portfolio Sub-Account	Matson Money U.S. Equity VI Portfolio Sub-Account

ASSETS
Investments, at value	$8,213,817	$5,077,034	$18,638,076	$10,453,010	$14,323,438
Total assets	$8,213,817	$5,077,034	$18,638,076	$10,453,010	$14,323,438

NET ASSETS
Accumulation fund	$8,213,817	$5,077,034	$18,638,076	$10,453,010	$14,323,438

Net assets	$8,213,817	$5,077,034	$18,638,076	$10,453,010	$14,323,438

Investments, at cost	$8,945,578	$5,694,547	$18,790,930	$11,511,507	$15,204,888
Shares held in corresponding Funds	506,713	722,195	751,232	485,058	581,544

UNIT VALUE
Intelligent Variable Select Annuity
Band 1	26.04	20.45	24.75	22.11	25.47
Band 2	26.36	20.49	24.82	22.17	25.54
Band 3	26.57	20.51	24.86	22.22	25.59
Band 5	25.83	20.43	24.70	22.07	25.42
Band 6	26.15	20.46	24.77	22.13	25.50
Band 7	26.36	20.49	24.82	22.17	25.54

	Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account^	Matson Money Fixed Income VI Portfolio Sub-Account	Matson Money International Equity VI Portfolio Sub-Account	Matson Money U.S. Equity VI Portfolio Sub-Account

INVESTMENT INCOME
Dividends	$105,667	$82,798	$—	$114,224	$84,229

Expenses
Administrative expenses	8,685	2,081	16,521	9,679	13,419
Mortality and expense risk charges	20,450	5,083	40,430	24,702	33,960
Guaranteed minimum death benefits	2,945	1,144	5,474	2,830	4,007
Total expenses	32,080	8,308	62,425	37,211	51,386
Net investment income (loss)	73,587	74,490	(62,425)	77,013	32,843

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	181,221	(161,196)	(5,123)	(224,112)	170,031
Capital gain distributions	833,637	—	24,572	112,007	474,451
Net realized gain (loss)	1,014,858	(161,196)	19,449	(112,105)	644,482
Net change in unrealized appreciation (depreciation) on investments	(1,418,788)	(617,513)	(78,313)	(396,031)	(1,310,889)
Net realized and unrealized gain (loss) on investments	(403,930)	(778,709)	(58,864)	(508,136)	(666,407)
Net increase (decrease) in net assets from operations	$(330,343)	$(704,219)	$(121,289)	$(431,123)	$(633,564)

^	For the period January 21, 2015 (commencement of operations) to December 31, 2015.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-13

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ■ December 31, 2015

	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account	MFS Investors Growth Stock Series—Initial Class Sub-Account†	MFS Massachusetts Investors Growth Stock Portfolio Sub-Account	MFS Utilities Series—Initial Class Sub-Account

ASSETS
Investments, at value	$3,114,468	$1,264,886	$—	$3,516,783	$2,202,228
Total assets	$3,114,468	$1,264,886	$—	$3,516,783	$2,202,228

NET ASSETS
Accumulation fund	$3,114,468	$1,264,886	$—	$3,516,784	$2,202,228

Net assets	$3,114,468	$1,264,886	$—	$3,516,784	$2,202,228

Investments, at cost	$3,216,080	$1,004,456	$—	$3,704,413	$2,729,830
Shares held in corresponding Funds	169,357	31,488	—	214,700	86,159

UNIT VALUE
Intelligent Variable Select Annuity
Band 1	22.54	44.79	—	19.20	44.04
Band 2	22.81	45.34	—	19.44	44.58
Band 3	23.00	45.70	—	19.59	44.94
Band 5	22.36	44.43	—	19.05	43.69
Band 6	22.63	44.97	—	19.28	44.22
Band 7	22.81	45.34	—	19.44	44.58

Statements of operations

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended December 31, 2015

	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account	MFS Investors Growth Stock Series—Initial Class Sub-Account†	MFS Massachusetts Investors Growth Stock Portfolio Sub-Account‡	MFS Utilities Series—Initial Class Sub-Account

INVESTMENT INCOME
Dividends	$34,939	$1,958	$30,751	$17,142	$109,178

Expenses
Administrative expenses	3,328	1,258	920	2,742	2,616
Mortality and expense risk charges	7,903	3,178	2,117	6,606	6,562
Guaranteed minimum death benefits	1,314	138	382	1,265	1,058
Total expenses	12,545	4,574	3,419	10,613	10,236
Net investment income (loss)	22,394	(2,616)	27,332	6,529	98,942

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	108,424	47,463	106,307	(79,582)	(71,292)
Capital gain distributions	111,453	68,185	323,498	201,322	180,303
Net realized gain (loss)	219,877	115,648	429,805	121,740	109,011
Net change in unrealized appreciation (depreciation) on investments	(296,742)	(26,117)	(402,072)	(187,629)	(601,357)
Net realized and unrealized gain (loss) on investments	(76,865)	89,531	27,733	(65,889)	(492,346)
Net increase (decrease) in net assets from operations	$(54,471)	$86,915	$55,065	$(59,360)	$(393,404)

†	MFS Investors Growth Stock Series-Initial Class merged operations with MFS Massachusetts investors Growth Stock Portfolio on March 27, 2015.
‡	For the period March 27, 2015 (commencement of operations) to December 31, 2015.

B-14	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class Sub-Account	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Val—I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account

ASSETS
Investments, at value	$1,283,579	$21,514,210	$2,970,497	$1,257,303	$13,169,253
Total assets	$1,283,579	$21,514,210	$2,970,497	$1,257,303	$13,169,253

NET ASSETS
Accumulation fund	$1,283,579	$21,514,210	$2,970,497	$1,257,303	$13,169,253

Net assets	$1,283,579	$21,514,210	$2,970,497	$1,257,303	$13,169,253

Investments, at cost	$1,474,047	$23,227,969	$3,393,610	$1,643,310	$14,299,555
Shares held in corresponding Funds	97,315	1,357,363	323,231	182,482	1,125,577

UNIT VALUE
Intelligent Variable Select Annuity
Band 1	22.51	24.13	14.75	15.08	24.24
Band 2	22.79	24.42	14.93	15.13	24.32
Band 3	22.97	24.62	15.05	15.16	24.38
Band 5	22.33	23.94	14.63	15.05	24.19
Band 6	22.60	24.23	14.81	15.10	24.27
Band 7	22.79	24.42	14.93	—	24.32

	Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class Sub-Account	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Val—I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolo—Institutional Class Sub-Account	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account

INVESTMENT INCOME
Dividends	$11,015	$168,483	$115,845	$54,326	$533,107

Expenses
Administrative expenses	1,510	19,156	3,695	1,308	9,724
Mortality and expense risk charges	3,486	46,979	9,870	2,996	24,476
Guaranteed minimum death benefits	438	8,509	990	193	4,711
Total expenses	5,434	74,644	14,555	4,497	38,911
Net investment income (loss)	5,581	93,839	101,290	49,829	494,196

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	166,239	851,698	(407,908)	(342,263)	(313,079)
Capital gain distributions	111,313	502,076	—	—	69,517
Net realized gain (loss)	277,552	1,353,774	(407,908)	(342,263)	(243,562)
Net change in unrealized appreciation (depreciation) on investments	(467,204)	(3,385,956)	(23,728)	(80,504)	(664,643)
Net realized and unrealized gain (loss) on investments	(189,652)	(2,032,182)	(431,636)	(422,767)	(908,205)
Net increase (decrease) in net assets from operations	$(184,071)	$(1,938,343)	$(330,346)	$(372,938)	$(414,009)

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-15

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ■ December 31, 2015

	PIMCO VIT Global Bond Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account— Class 1 Sub-Account	PVC MidCap Account— Class 1 Sub-Account	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account

ASSETS
Investments, at value	$4,642,637	$52,856,884	$48,566,374	$5,816,970	$17,513,987
Total assets	$4,642,637	$52,856,884	$48,566,374	$5,816,970	$17,513,987

NET ASSETS
Accumulation fund	$4,642,637	$52,856,884	$48,566,374	$5,816,970	$17,513,987

Net assets	$4,642,637	$52,856,884	$48,566,374	$5,816,970	$17,513,987

Investments, at cost	$5,114,567	$58,411,732	$47,467,723	$5,967,660	$16,146,210
Shares held in corresponding Funds	412,312	4,430,585	2,241,180	105,304	769,846

UNIT VALUE
Intelligent Variable Select Annuity
Band 1	16.69	16.17	28.09	32.70	26.43
Band 2	16.90	16.37	28.44	33.10	26.75
Band 3	17.03	16.50	28.67	33.37	26.97
Band 5	16.56	16.04	27.87	32.44	26.22
Band 6	16.76	16.23	28.21	32.84	26.54
Band 7	16.90	16.37	28.44	33.10	26.75

Statements of operations

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended December 31, 2015

	PIMCO VIT Global Bond Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account— Class 1 Sub-Account	PVC MidCap Account— Class 1 Sub-Account	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account

INVESTMENT INCOME
Dividends	$96,045	$2,320,681	$1,124,779	$31,414	$—

Expenses
Administrative expenses	4,841	47,956	44,787	6,278	17,457
Mortality and expense risk charges	11,889	115,477	110,139	14,317	43,449
Guaranteed minimum death benefits	791	17,912	18,282	2,272	6,536
Total expenses	17,521	181,345	173,208	22,867	67,442
Net investment income (loss)	78,524	2,139,336	951,571	8,547	(67,442)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	(348,214)	(908,049)	1,877,261	269,114	870,354
Capital gain distributions	—	—	—	642,979	—
Net realized gain (loss)	(348,214)	(908,049)	1,877,261	912,093	870,354
Net change in unrealized appreciation (depreciation) on investments	63,418	(2,792,080)	(4,817,561)	(822,077)	112,397
Net realized and unrealized gain (loss) on investments	(284,796)	(3,700,129)	(2,940,300)	90,016	982,751
Net increase (decrease) in net assets from operations	$(206,272)	$(1,560,793)	$(1,988,729)	$98,563	$915,309

B-16	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account	Prudential Series Fund—Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account	T. Rowe Price® Health Sciences Portfolio I Sub-Account

ASSETS
Investments, at value	$1,513,141	$8,577,445	$420,647	$6,116,200	$3,658,221
Total assets	$1,513,141	$8,577,445	$420,647	$6,116,200	$3,658,221

NET ASSETS
Accumulation fund	$1,513,141	$8,577,445	$420,647	$6,116,200	$3,658,221

Net assets	$1,513,141	$8,577,445	$420,647	$6,116,200	$3,658,221

Investments, at cost	$2,231,781	$7,928,370	$513,763	$8,272,603	$3,988,424
Shares held in corresponding Funds	72,089	354,586	45,037	725,528	93,849

UNIT VALUE
Intelligent Variable Select Annuity
Band 1	33.36	34.10	16.19	15.89	28.28
Band 2	33.77	34.51	16.38	16.08	28.32
Band 3	34.04	34.79	16.52	16.21	28.35
Band 5	33.10	33.82	16.06	15.76	28.25
Band 6	33.50	34.24	16.25	15.95	28.29
Band 7	33.77	34.51	16.38	16.08	28.32

	Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account	Prudential Series Fund—Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account	T. Rowe Price® Health Sciences Portfolio I Sub-Account

INVESTMENT INCOME
Dividends	$—	$—	$—	$50,003	$—

Expenses
Administrative expenses	2,010	8,975	505	6,887	2,767
Mortality and expense risk charges	4,829	19,207	1,447	16,607	5,790
Guaranteed minimum death benefits	745	1,817	214	2,096	555
Total expenses	7,584	29,999	2,166	25,590	9,112
Net investment income (loss)	(7,584)	(29,999)	(2,166)	24,413	(9,112)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	(396,984)	257,099	(11,785)	92,190	50,533
Capital gain distributions	—	—	25,628	1,438,666	238,853
Net realized gain (loss)	(396,984)	257,099	13,843	1,530,856	289,386
Net change in unrealized appreciation (depreciation) on investments	(251,095)	(1,030,557)	(71,511)	(2,406,093)	(329,654)
Net realized and unrealized gain (loss) on investments	(648,079)	(773,458)	(57,668)	(875,237)	(40,268)
Net increase (decrease) in net assets from operations	$(655,663)	$(803,457)	$(59,834)	$(850,824)	$(49,380)

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-17

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ■ December 31, 2015

	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account	Vanguard VIF Equity Index Portfolio Sub-Account	Vanguard VIF High Yield Bond Portfolio Sub-Account

ASSETS
Investments, at value	$31,212,499	$11,999,944	$404,119	$7,945,007	$9,866,188
Total assets	$31,212,499	$11,999,944	$404,119	$7,945,007	$9,866,188

NET ASSETS
Accumulation fund	$31,212,499	$11,999,944	$404,119	$7,945,007	$9,866,188

Net assets	$31,212,499	$11,999,944	$404,119	$7,945,007	$9,866,188

Investments, at cost	$31,568,766	$16,886,358	$390,133	$7,912,047	$10,166,127
Shares held in corresponding Funds	6,448,863	1,883,822	15,170	238,948	1,299,893

UNIT VALUE
Intelligent Variable Select Annuity
Band 1	25.16	10.57	25.74	25.91	24.94
Band 2	25.31	10.69	25.78	25.95	24.98
Band 3	25.41	10.78	25.81	25.98	25.00
Band 5	25.07	10.48	25.71	25.89	24.91
Band 6	25.21	10.61	25.75	25.93	24.95
Band 7	25.31	10.69	—	25.95	24.98

Statements of operations

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended December 31, 2015

	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account	Vanguard VIF Equity Index Portfolio Sub-Account	Vanguard VIF High Yield Bond Portfolio Sub-Account*

INVESTMENT INCOME
Dividends	$301,063	$330,329	$1,428	$42,750	$25,851

Expenses
Administrative expenses	26,451	13,425	263	4,781	4,158
Mortality and expense risk charges	65,839	32,634	723	10,572	9,943
Guaranteed minimum death benefits	11,206	4,916	40	1,582	1,909
Total expenses	103,496	50,975	1,026	16,935	16,010
Net investment income (loss)	197,567	279,354	402	25,815	9,841

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	(83,172)	(1,162,376)	(7,931)	(147,842)	(41,653)
Capital gain distributions	—	1,819,069	4,317	78,288	794
Net realized gain (loss)	(83,172)	656,693	(3,614)	(69,554)	(40,859)
Net change in unrealized appreciation (depreciation) on investments	(159,636)	(3,894,348)	14,526	33,209	(299,938)
Net realized and unrealized gain (loss) on investments	(242,808)	(3,237,655)	10,912	(36,345)	(340,797)
Net increase (decrease) in net assets from operations	$(45,241)	$(2,958,301)	$11,314	$(10,530)	$(330,956)

*	For the period January 16, 2015 (commencement of operations) to December 31, 2015.

B-18	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF REIT Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account	Vanguard VIF Total Bond Market Index Portfolio Sub-Account	VY Clarion Global Real Estate Portfolio—Class I Sub-Account

ASSETS
Investments, at value	$8,283,482	$4,479,590	$4,160,573	$20,447,198	$10,021,466
Total assets	$8,283,482	$4,479,590	$4,160,573	$20,447,198	$10,021,466

NET ASSETS
Accumulation fund	$8,283,482	$4,479,590	$4,160,573	$20,447,198	$10,021,466

Net assets	$8,283,482	$4,479,590	$4,160,573	$20,447,198	$10,021,466

Investments, at cost	$8,535,695	$4,296,071	$4,396,224	$20,493,724	$10,226,646
Shares held in corresponding Funds	399,012	325,315	200,124	1,734,283	851,441

UNIT VALUE
Intelligent Variable Select Annuity
Band 1	25.38	25.84	25.26	24.91	37.65
Band 2	25.42	25.88	25.30	24.95	37.97
Band 3	25.45	25.91	25.33	24.98	38.19
Band 5	25.35	25.81	25.24	24.88	37.43
Band 6	25.39	25.85	25.28	24.92	37.75
Band 7	25.42	25.88	25.30	24.95	37.97

	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF REIT Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account	Vanguard VIF Total Bond Market Index Portfolio Sub-Account	VY Clarion Global Real Estate Portfolio—Class I Sub-Account

INVESTMENT INCOME
Dividends	$19,544	$23,106	$1,307	$46,646	$338,112

Expenses
Administrative expenses	4,294	2,299	1,939	9,048	10,459
Mortality and expense risk charges	9,460	5,140	4,418	21,561	22,959
Guaranteed minimum death benefits	2,179	823	659	3,799	3,471
Total expenses	15,933	8,262	7,016	34,408	36,889
Net investment income (loss)	3,611	14,844	(5,709)	12,238	301,223

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	(157,180)	(89,774)	(61,036)	(79,154)	274,879
Capital gain distributions	87,584	43,726	41,521	8,746	—
Net realized gain (loss)	(69,596)	(46,048)	(19,515)	(70,408)	274,879
Net change in unrealized appreciation (depreciation) on investments	(251,501)	183,307	(235,652)	(46,536)	(791,724)
Net realized and unrealized gain (loss) on investments	(321,097)	137,259	(255,167)	(116,944)	(516,845)
Net increase (decrease) in net assets from operations	$(317,486)	$152,103	$(260,876)	$(104,706)	$(215,622)

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-19

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ■ December 31, 2015	concluded

	Wanger International Sub-Account	Wanger Select Sub-Account	Wanger USA Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

ASSETS
Investments, at value	$12,736,134	$1,826,328	$795,957	$16,808,490
Total assets	$12,736,134	$1,826,328	$795,957	$16,808,490

NET ASSETS
Accumulation fund	$12,736,134	$1,826,328	$795,957	$16,808,490

Net assets	$12,736,134	$1,826,328	$795,957	$16,808,490

Investments, at cost	$14,902,020	$2,156,341	$911,997	$20,223,876
Shares held in corresponding Funds	483,896	75,562	25,070	2,574,041

UNIT VALUE
Intelligent Variable Select Annuity
Band 1	52.32	39.21	59.46	13.86
Band 2	52.96	39.69	60.18	14.03
Band 3	53.39	40.01	60.67	14.15
Band 5	51.90	38.89	58.98	13.75
Band 6	52.53	39.37	59.70	13.92
Band 7	52.96	39.69	—	14.03

Statements of operations

TIAA-CREF Life Separate Account VA-1  ■  For the period or year ended December 31, 2015

	Wanger International Sub-Account	Wanger Select Sub-Account	Wanger USA Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

INVESTMENT INCOME
Dividends	$195,086	$229	$—	$1,110,751

Expenses
Administrative expenses	13,353	1,935	783	18,206
Mortality and expense risk charges	31,670	4,633	2,070	40,615
Guaranteed minimum death benefits	5,007	669	272	5,958
Total expenses	50,030	7,237	3,125	64,779
Net investment income (loss)	145,056	(7,008)	(3,125)	1,045,972

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	(382,501)	(45,653)	(6,654)	(806,270)
Capital gain distributions	1,181,263	549,688	123,190	—
Net realized gain (loss)	798,762	504,035	116,536	(806,270)
Net change in unrealized appreciation (depreciation) on investments	(980,433)	(503,226)	(121,989)	(1,391,088)
Net realized and unrealized gain (loss) on investments	(181,671)	809	(5,453)	(2,197,358)
Net increase (decrease) in net assets from operations	$(36,615)	$(6,199)	$(8,578)	$(1,151,386)

B-20	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ■ For the period or year ended

	TIAA-CREF Life Balanced Sub-Account		TIAA-CREF Life Bond Sub-Account
	December 31, 2015	December 31, 2014(c)	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$1,012,451	$580,045	$4,171,879	$2,244,017
Net realized gain (loss)	817,182	77,839	1,272,839	1,317,884
Net change in unrealized appreciation (depreciation) on investments	(1,794,323)	(47,552)	(5,351,173)	2,121,892
Net increase (decrease) in net assets from operations	35,310	610,332	93,545	5,683,793

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	10,945,925	15,703,817	13,461,295	12,348,982
Net contractowner transfers	4,826,071	10,748,851	2,577,567	5,678,262
Withdrawals and death benefits (b)	(588,093)	(1,278,720)	(6,296,634)	(5,414,565)
Net increase (decrease) in net assets resulting from contractowner transactions	15,183,903	25,173,948	9,742,228	12,612,679
Net increase (decrease) in net assets	15,219,213	25,784,280	9,835,773	18,296,472

NET ASSETS
Beginning of period	25,784,280	—	129,197,997	110,901,525
End of period	$41,003,493	$25,784,280	$139,033,770	$129,197,997

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	982,605	—	3,382,749	3,051,448
Units purchased	409,370	612,921	351,556	329,179
Units sold/transferred	157,359	369,684	(99,950)	2,122
End of period	1,549,334	982,605	3,634,355	3,382,749

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(c)	For the period February 19, 2014 (commencement of operations) to December 31, 2014.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-21

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ■ For the period or year ended

	TIAA-CREF Life Growth Equity Sub-Account		TIAA-CREF Life Growth & Income Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$(215,525)	$(146,705)	$619,556	$470,757
Net realized gain (loss)	5,900,598	8,215,298	11,412,545	13,471,817
Net change in unrealized appreciation (depreciation) on investments	(115,860)	(2,116,874)	(8,964,216)	(3,275,802)
Net increase (decrease) in net assets from operations	5,569,213	5,951,719	3,067,885	10,666,772

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	4,084,026	4,039,456	5,238,126	6,246,289
Net contractowner transfers	5,123,674	(1,331,771)	1,754,892	(509,831)
Annuity payments	(387,186)	(352,266)	(1,186,317)	(948,235)
Withdrawals and death benefits (b)	(4,757,738)	(4,005,445)	(7,604,984)	(6,700,296)
Net increase (decrease) in net assets resulting from contractowner transactions	4,062,776	(1,650,026)	(1,798,283)	(1,912,073)
Net increase (decrease) in net assets	9,631,989	4,301,693	1,269,602	8,754,699

NET ASSETS
Beginning of period	62,474,879	58,173,186	111,028,161	102,273,462
End of period	$72,106,868	$62,474,879	$112,297,763	$111,028,161

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	2,008,782	2,079,038	2,054,183	2,091,819
Units purchased	112,425	126,555	78,901	107,160
Units sold/transferred	(6,107)	(196,811)	(118,704)	(144,796)
End of period	2,115,100	2,008,782	2,014,380	2,054,183

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-22	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	TIAA-CREF Life International Equity Sub-Account		TIAA-CREF Life Large-Cap Value Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$681,889	$652,760	$642,087	$797,257
Net realized gain (loss)	763,361	2,052,895	8,087,250	7,846,031
Net change in unrealized appreciation (depreciation) on investments	(2,850,329)	(9,962,260)	(12,106,846)	(3,381,710)
Net increase (decrease) in net assets from operations	(1,405,079)	(7,256,605)	(3,377,509)	5,261,578

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	4,509,113	8,965,845	1,994,270	5,618,700
Net contractowner transfers	2,570,591	(3,724,222)	(2,065,344)	(4,080,268)
Annuity payments	(381,929)	(377,551)	(394,907)	(281,560)
Withdrawals and death benefits (b)	(5,330,877)	(9,271,529)	(5,438,578)	(4,931,640)
Net increase (decrease) in net assets resulting from contractowner transactions	1,366,898	(4,407,457)	(5,904,559)	(3,674,768)
Net increase (decrease) in net assets	(38,181)	(11,664,062)	(9,282,068)	1,586,810

NET ASSETS
Beginning of period	78,520,361	90,184,423	66,456,178	64,869,368
End of period	$78,482,180	$78,520,361	$57,174,110	$66,456,178

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	2,729,098	2,877,937	864,465	915,367
Units purchased	134,031	274,268	22,037	73,468
Units sold/transferred	(93,758)	(423,107)	(105,741)	(124,370)
End of period	2,769,371	2,729,098	780,761	864,465

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-23

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ■ For the period or year ended

	TIAA-CREF Life Money Market Sub-Account		TIAA-CREF Life Real Estate Securities Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$(247,354)	$(246,977)	$1,424,572	$691,179
Net realized gain (loss)	—	—	10,668,477	4,766,603
Net change in unrealized appreciation (depreciation) on investments	—	—	(9,630,407)	8,862,156
Net increase (decrease) in net assets from operations	(247,354)	(246,977)	2,462,642	14,319,938

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	93,592,670	79,693,641	4,076,102	5,161,120
Net contractowner transfers	(80,318,107)	(68,581,914)	(2,173,266)	2,581,980
Annuity payments	—	—	(370,180)	(287,711)
Withdrawals and death benefits (b)	(10,893,369)	(11,865,161)	(3,600,734)	(3,604,801)
Net increase (decrease) in net assets resulting from contractowner transactions	2,381,19	(753,434)	(2,068,078)	3,850,588
Net increase (decrease) in net assets	2,133,840	(1,000,411)	394,564	18,170,526

NET ASSETS
Beginning of period	55,029,293	56,029,704	68,128,958	49,958,432
End of period	$57,163,133	$55,029,293	$68,523,522	$68,128,958

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	4,834,535	4,902,687	737,596	692,299
Units purchased	8,296,344	7,045,335	37,849	57,387
Units sold/transferred	(8,089,762)	(7,113,487)	(61,324)	(12,090)
End of period	5,041,117	4,834,535	714,121	737,596

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-24	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	TIAA-CREF Life Small-Cap Equity Sub-Account		TIAA-CREF Life Social Choice Equity Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$22,952	$77,953	$929,200	$616,253
Net realized gain (loss)	5,292,431	9,600,902	5,021,418	3,219,670
Net change in unrealized appreciation (depreciation) on investments	(5,614,161)	(6,714,700)	(7,441,389)	746,741
Net increase (decrease) in net assets from operations	(298,778)	2,964,155	(1,490,771)	4,582,664

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	2,553,852	2,579,659	1,897,622	2,688,945
Net contractowner transfers	(277,346)	(2,006,136)	(1,241,810)	354,767
Annuity payments	(287,712)	(218,343)	(235,076)	(235,622)
Withdrawals and death benefits (b)	(5,377,730)	(3,463,858)	(2,234,918)	(2,795,471)
Net increase (decrease) in net assets resulting from contractowner transactions	(3,388,936)	(3,108,678)	(1,814,182)	12,619
Net increase (decrease) in net assets	(3,687,714)	(144,523)	(3,304,953)	4,595,283

NET ASSETS
Beginning of period	49,601,455	49,745,978	48,708,772	44,113,489
End of period	$45,913,741	$49,601,455	$45,403,819	$48,708,772

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	554,634	592,606	959,689	959,641
Units purchased	25,706	28,454	32,724	51,071
Units sold/transferred	(69,425)	(66,426)	(67,828)	(51,023)
End of period	510,915	554,634	924,585	959,689

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-25

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ■ For the period or year ended

	TIAA-CREF Life Stock Index Sub-Account		Calamos Growth and Income Portfolio Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$4,310,991	$3,853,830	$90,134	$24,994
Net realized gain (loss)	17,121,584	17,191,503	191,045	562,535
Net change in unrealized appreciation (depreciation) on investments	(21,724,584)	10,781,394	(248,167)	(314,358)
Net increase (decrease) in net assets from operations	(292,009)	31,826,727	33,012	273,171

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	18,964,572	33,876,718	42,788	149,493
Net contractowner transfers	(604,169)	2,140,934	(277,158)	(148,265)
Annuity payments	(1,943,357)	(1,356,856)	—	—
Withdrawals and death benefits (b)	(18,495,108)	(29,235,984)	(67,697)	(369,589)
Net increase (decrease) in net assets resulting from contractowner transactions	(2,078,062)	5,424,812	(302,067)	(368,361)
Net increase (decrease) in net assets	(2,370,071)	37,251,539	(269,055)	(95,190)

NET ASSETS
Beginning of period	302,900,864	265,649,325	4,066,987	4,162,177
End of period	$300,530,793	$302,900,864	$3,797,932	$4,066,987

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	4,874,251	4,822,181	190,942	208,027
Units purchased	290,693	574,060	2,005	7,346
Units sold/transferred	(350,069)	(521,990)	(15,880)	(24,431)
End of period	4,814,875	4,874,251	177,067	190,942

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-26	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account		ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$4,674	$(9,815)	$(11,431)	$(9,062)
Net realized gain (loss)	1,540,036	955,827	(36,357)	266,614
Net change in unrealized appreciation (depreciation) on investments	(1,875,979)	9,203	(88,850)	(205,360)
Net increase (decrease) in net assets from operations	(331,269)	955,215	(136,638)	52,192

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	5,057,787	822,306	387,353	1,089,916
Net contractowner transfers	27,521	2,706,515	(116,926)	(493,668)
Withdrawals and death benefits (b)	(969,034)	(321,686)	(132,834)	(30,580)
Net increase (decrease) in net assets resulting from contractowner transactions	4,116,274	3,207,135	137,593	565,668
Net increase (decrease) in net assets	3,785,005	4,162,350	955	617,860

NET ASSETS
Beginning of period	7,626,035	3,463,685	2,850,078	2,232,218
End of period	$11,411,040	$7,626,035	$2,851,033	$2,850,078

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	219,795	119,636	93,203	75,534
Units purchased	144,798	26,218	13,041	38,821
Units sold/transferred	(27,496)	73,941	(8,386)	(21,152)
End of period	337,097	219,795	97,858	93,203

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-27

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ■ For the period or year ended

	Credit Suisse Trust-Commodity Return Strategy Portfolio Sub-Account		DFA VA Global Bond Portfolio Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$(251)	$(310)	$267,907	$152,455
Net realized gain (loss)	(3,854)	1,192	99,420	1,565
Net change in unrealized appreciation (depreciation) on investments	(15,349)	(6,934)	(256,792)	(40,033)
Net increase (decrease) in net assets from operations	(19,454)	(6,052)	110,535	113,987

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	16,251	8,975	5,903,150	5,737,376
Net contractowner transfers	20,794	37,747	6,939,222	168,812
Withdrawals and death benefits (b)	(11)	(520)	(385,352)	(40,970)
Net increase (decrease) in net assets resulting from contractowner transactions	37,034	46,202	12,457,020	5,865,218
Net increase (decrease) in net assets	17,580	40,150	12,567,555	5,979,205

NET ASSETS
Beginning of period	42,403	2,253	8,698,089	2,718,884
End of period	$59,983	$42,403	$21,265,644	$8,698,089

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	2,027	89	333,065	106,769
Units purchased	862	356	224,833	222,533
Units sold/transferred	953	1,582	246,306	3,763
End of period	3,842	2,027	804,204	333,065

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-28	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	DFA VA Global Moderate Allocation Portfolio Sub-Account		DFA VA International Small Portfolio Sub-Account
	December 31, 2015	December 31, 2014(u)	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$364,931	$211,424	$216,520	$76,475
Net realized gain (loss)	14,648	102,904	110,555	242,371
Net change in unrealized appreciation (depreciation) on investments	(1,415,243)	(144,548)	(174,270)	(606,821)
Net increase (decrease) in net assets from operations	(1,035,664)	169,780	152,805	(287,975)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	13,004,541	14,341,965	4,956,602	2,966,313
Net contractowner transfers	5,052,069	1,132,553	3,202,987	(377,843)
Withdrawals and death benefits (b)	(347,123)	(185,714)	(198,503)	(82,770)
Net increase (decrease) in net assets resulting from contractowner transactions	17,709,487	15,288,804	7,961,086	2,505,700
Net increase (decrease) in net assets	16,673,823	15,458,584	8,113,891	2,217,725

NET ASSETS
Beginning of period	15,458,584	—	4,105,282	1,887,557
End of period	$32,132,407	$15,458,584	$12,219,173	$4,105,282

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	585,919	—	131,654	56,843
Units purchased	486,164	549,458	150,897	87,833
Units sold/transferred	175,141	36,461	89,403	(13,022)
End of period	1,247,224	585,919	371,954	131,654

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(u)	For the period January 3, 2014 (commencement of operations) to December 31, 2014.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-29

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ■ For the period or year ended

	DFA VA International Value Portfolio Sub-Account		DFA VA Short-Term Fixed Portfolio Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$454,950	$285,829	$2,144	$(8,204)
Net realized gain (loss)	(260,198)	179,419	19,295	5,946
Net change in unrealized appreciation (depreciation) on investments	(1,582,149)	(1,072,895)	(45,225)	(31,078)
Net increase (decrease) in net assets from operations	(1,387,397)	(607,647)	(23,786)	(33,336)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	5,373,474	4,233,727	7,637,033	9,762,723
Net contractowner transfers	4,169,497	754,243	2,645,737	(507,145)
Withdrawals and death benefits (b)	(161,144)	(69,495)	(985,263)	(213,049)
Net increase (decrease) in net assets resulting from contractowner transactions	9,381,827	4,918,475	9,297,507	9,042,529
Net increase (decrease) in net assets	7,994,430	4,310,828	9,273,721	9,009,193

NET ASSETS
Beginning of period	7,587,047	3,276,219	14,864,054	5,854,861
End of period	$15,581,477	$7,587,047	$24,137,775	$14,864,054

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	249,341	99,637	595,763	234,205
Units purchased	176,512	128,764	306,992	391,512
Units sold/transferred	126,721	20,940	65,443	(29,954)
End of period	552,574	249,341	968,198	595,763

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-30	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	DFA VA US Large Value Portfolio Sub-Account		DFA VA US Targeted Value Portfolio Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$257,937	$152,057	$85,134	$37,116
Net realized gain (loss)	792,198	392,299	475,823	567,384
Net change in unrealized appreciation (depreciation) on investments	(1,521,736)	(21,736)	(1,006,440)	(463,651)
Net increase (decrease) in net assets from operations	(471,601)	522,620	(445,483)	140,849

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	2,490,517	6,344,527	1,522,637	4,277,096
Net contractowner transfers	2,205,965	(491,886)	656,586	(598,923)
Withdrawals and death benefits (b)	(365,083)	(127,870)	(186,145)	(106,763)
Net increase (decrease) in net assets resulting from contractowner transactions	4,331,399	5,724,771	1,993,078	3,571,410
Net increase (decrease) in net assets	3,859,798	6,247,391	1,547,595	3,712,259

NET ASSETS
Beginning of period	10,363,015	4,115,624	6,748,701	3,036,442
End of period	$14,222,813	$10,363,015	$8,296,296	$6,748,701

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	249,720	107,843	167,218	77,751
Units purchased	60,151	161,266	37,301	108,827
Units sold/transferred	46,054	(19,389)	13,085	(19,360)
End of period	355,925	249,720	217,604	167,218

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-31

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ■ For the period or year ended

	Delaware VIP Diversified Income Series— Standard Class Sub-Account		Delaware VIP International Value Equity Series—Standard Class Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$1,330,420	$812,989	$414,430	$148,800
Net realized gain (loss)	196,283	(4,650)	434,404	632,487
Net change in unrealized appreciation (depreciation) on investments	(2,228,785)	1,265,360	(1,162,244)	(2,999,843)
Net increase (decrease) in net assets from operations	(702,082)	2,073,699	(313,410)	(2,218,556)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	3,061,221	6,317,168	6,604,255	6,756,525
Net contractowner transfers	(3,442,430)	2,287,774	2,591,460	4,823,699
Withdrawals and death benefits (b)	(1,691,877)	(2,078,608)	(1,067,391)	(1,574,843)
Net increase (decrease) in net assets resulting from contractowner transactions	(2,073,086)	6,526,334	8,128,324	10,005,381
Net increase (decrease) in net assets	(2,775,168)	8,600,033	7,814,914	7,786,825

NET ASSETS
Beginning of period	49,172,887	40,572,854	22,925,426	15,138,601
End of period	$46,397,719	$49,172,887	$30,740,340	$22,925,426

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	3,182,535	2,754,690	1,682,548	1,010,944
Units purchased	197,307	416,762	468,795	456,416
Units sold/transferred	(331,398)	11,083	104,503	215,188
End of period	3,048,444	3,182,535	2,255,846	1,682,548

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-32	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Delaware VIP Small Cap Value Series— Standard Class Sub-Account		Franklin Income VIP Fund—Class 1 Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$57,456	$20,863	$297,404	$365,591
Net realized gain (loss)	1,834,117	2,188,283	(109,510)	455,093
Net change in unrealized appreciation (depreciation) on investments	(3,264,882)	(1,504,277)	(728,532)	(512,352)
Net increase (decrease) in net assets from operations	(1,373,309)	704,869	(540,638)	308,332

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	4,586,068	6,666,105	463,790	1,211,345
Net contractowner transfers	1,463,612	911,238	(157,672)	(1,014,332)
Withdrawals and death benefits (b)	(603,839)	(3,136,661)	(386,317)	(538,984)
Net increase (decrease) in net assets resulting from contractowner transactions	5,445,841	4,440,682	(80,199)	(341,971)
Net increase (decrease) in net assets	4,072,532	5,145,551	(620,837)	(33,639)

NET ASSETS
Beginning of period	16,441,406	11,295,855	7,513,134	7,546,773
End of period	$20,513,938	$16,441,406	$6,892,297	$7,513,134

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	303,056	219,281	291,053	305,311
Units purchased	86,561	124,542	18,220	46,560
Units sold/transferred	15,565	(40,767)	(21,269)	(60,818)
End of period	405,182	303,056	288,004	291,053

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-33

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ■ For the period or year ended

	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account		Franklin Small-Mid Cap Growth VIP Fund— Class 1 Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$80,002	$45,543	$(25,390)	$(17,791)
Net realized gain (loss)	290,734	233,836	1,192,107	928,265
Net change in unrealized appreciation (depreciation) on investments	(501,040)	(101,882)	(1,353,801)	(596,090)
Net increase (decrease) in net assets from operations	(130,304)	177,497	(187,084)	314,384

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	44,099	125,712	845,749	1,823,401
Net contractowner transfers	(259,692)	279,138	77,910	548,868
Withdrawals and death benefits (b)	(87,948)	(262,900)	(362,624)	(184,640)
Net increase (decrease) in net assets resulting from contractowner transactions	(303,541)	141,950	561,035	2,187,629
Net increase (decrease) in net assets	(433,845)	319,447	373,951	2,502,013

NET ASSETS
Beginning of period	2,783,513	2,464,066	5,864,023	3,362,010
End of period	$2,349,668	$2,783,513	$6,237,974	$5,864,023

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	100,408	95,089	153,327	94,344
Units purchased	1,586	4,946	21,568	50,109
Units sold/transferred	(12,702)	373	(6,975)	8,874
End of period	89,292	100,408	167,920	153,327

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-34	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Janus Aspen Forty Portfolio-Institutional Shares Sub-Account		Janus Aspen Overseas Portfolio-Institutional Shares Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$(23,180)	$(9,014)	$4,614	$68,553
Net realized gain (loss)	1,247,457	1,454,804	(147,299)	284,884
Net change in unrealized appreciation (depreciation) on investments	(593,542)	(1,113,358)	(25,808)	(669,303)
Net increase (decrease) in net assets from operations	630,735	332,432	(168,493)	(315,866)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	120,986	145,720	13,764	43,734
Net contractowner transfers	1,953,910	1,027,766	(196,973)	(66,118)
Withdrawals and death benefits (b)	(222,153)	(386,297)	(76,675)	(222,762)
Net increase (decrease) in net assets resulting from contractowner transactions	1,852,743	787,189	(259,884)	(245,146)
Net increase (decrease) in net assets	2,483,478	1,119,621	(428,377)	(561,012)

NET ASSETS
Beginning of period	5,416,905	4,297,284	2,343,590	2,904,602
End of period	$7,900,383	$5,416,905	$1,915,213	$2,343,590

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	93,389	80,344	43,873	47,774
Units purchased	1,933	2,691	265	750
Units sold/transferred	26,405	10,354	(4,751)	(4,651)
End of period	121,727	93,389	39,387	43,873

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-35

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ■ For the period or year ended

	Janus Aspen Perkins Mid Cap Value Portfolio-Institutional Shares Sub-Account		John Hancock Emerging Markets Value Trust Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015^

FROM OPERATIONS
Net investment income (loss)	$73,587	$90,897	$74,490
Net realized gain (loss)	1,014,858	1,237,579	(161,196)
Net change in unrealized appreciation (depreciation) on investments	(1,418,788)	(613,566)	(617,513)
Net increase (decrease) in net assets from operations	(330,343)	714,910	(704,219)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	196,217	385,081	3,533,146
Net contractowner transfers	(521,330)	(115,035)	2,318,925
Withdrawals and death benefits (b)	(285,004)	(423,744)	(70,818)
Net increase (decrease) in net assets resulting from contractowner transactions	(610,117)	(153,698)	5,781,253
Net increase (decrease) in net assets	(940,460)	561,212	5,077,034

NET ASSETS
Beginning of period	9,154,277	8,593,065	—
End of period	$8,213,817	$9,154,277	$5,077,034

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	334,547	340,435	—
Units purchased	7,354	14,601	151,846
Units sold/transferred	(29,690)	(20,489)	96,145
End of period	312,211	334,547	247,991

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
^	For the period January 21, 2015 (commencement of operations) to December 31, 2015.

B-36	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Matson Money Fixed Income VI Portfolio Sub-Account		Matson Money International Equity VI Portfolio Sub-Account
	December 31, 2015	December 31, 2014(w)	December 31, 2015	December 31, 2014(w)

FROM OPERATIONS
Net investment income (loss)	$(62,425)	$48,626	$77,013	$89,739
Net realized gain (loss)	19,449	1,228	(112,105)	(5,473)
Net change in unrealized appreciation (depreciation) on investments	(78,313)	(74,543)	(396,031)	(662,466)
Net increase (decrease) in net assets from operations	(121,289)	(24,689)	(431,123)	(578,200)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	4,387,149	6,347,190	2,263,761	4,023,737
Net contractowner transfers	1,668,837	7,698,917	1,441,119	4,586,777
Withdrawals and death benefits (b)	(1,077,824)	(240,215)	(774,026)	(79,035)
Net increase (decrease) in net assets resulting from contractowner transactions	4,978,162	13,805,892	2,930,854	8,531,479
Net increase (decrease) in net assets	4,856,873	13,781,203	2,499,731	7,953,279

NET ASSETS
Beginning of period	13,781,203	—	7,953,279	—
End of period	$18,638,076	$13,781,203	$10,453,010	$7,953,279

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	552,029	—	344,158	—
Units purchased	175,937	253,936	97,099	161,382
Units sold/transferred	23,544	298,093	30,499	182,776
End of period	751,510	552,029	471,756	344,158

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(w)	For the period February 20, 2014 (commencement of operations) to December 31, 2014.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-37

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ■ For the period or year ended

	Matson Money U.S. Equity VI Portfolio Sub-Account		MFS Global Equity Series-Initial Class Sub-Account
	December 31, 2015	December 31, 2014(w)	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$32,843	$20,272	$22,394	$11,771
Net realized gain (loss)	644,482	25,444	219,877	213,814
Net change in unrealized appreciation (depreciation) on investments	(1,310,889)	429,440	(296,742)	(109,495)
Net increase (decrease) in net assets from operations	(633,564)	475,156	(54,471)	116,090

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	3,174,122	5,484,245	152,016	272,210
Net contractowner transfers	1,416,712	5,576,245	(199,681)	257,886
Withdrawals and death benefits (b)	(1,044,546)	(124,932)	(181,647)	(73,812)
Net increase (decrease) in net assets resulting from contractowner transactions	3,546,288	10,935,558	(229,312)	456,284
Net increase (decrease) in net assets	2,912,724	11,410,714	(283,783)	572,374

NET ASSETS
Beginning of period	11,410,714	—	3,398,251	2,825,877
End of period	$14,323,438	$11,410,714	$3,114,468	$3,398,251

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	426,160	—	146,563	126,156
Units purchased	120,229	211,799	6,588	12,190
Units sold/transferred	14,745	214,361	(16,292)	8,217
End of period	561,134	426,160	136,859	146,563

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(w)	For the period February 20, 2014 (commencement of operations) to December 31, 2014.

B-38	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	MFS Growth Series—Initial Class Sub-Account		MFS Investors Growth Stock Series-Initial
	December 31, 2015	December 31, 2014	December 31, 2015§	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$(2,616)	$(3,043)	$27,332	$4,652
Net realized gain (loss)	115,648	116,574	429,805	337,487
Net change in unrealized appreciation (depreciation) on investments	(26,117)	(16,730)	(402,072)	19,140
Net increase (decrease) in net assets from operations	86,915	96,801	55,065	361,279

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	4,275	19,658	38,577	203,208
Net contractowner transfers	(47,411)	(35,577)	(3,962,479)	23,012
Withdrawals and death benefits (b)	(2,966)	(10,610)	(52,186)	(72,097)
Net increase (decrease) in net assets resulting from contractowner transactions	(46,102)	(26,529)	(3,976,088)	154,123
Net increase (decrease) in net assets	40,813	70,272	(3,921,023)	515,402

NET ASSETS
Beginning of period	1,224,073	1,153,801	3,921,023	3,405,621
End of period	$1,264,886	$1,224,073	$—	$3,921,023

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	28,971	29,651	201,155	194,184
Units purchased	97	495	1,411	11,987
Units sold/transferred	(1,139)	(1,175)	(202,566)	(5,016)
End of period	27,929	28,971	—	201,155

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
§	Merged operations with MFS Massachusetts Investors Growth Stock Portfolio on March 27, 2015.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-39

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ■ For the period or year ended

	MFS Massachusetts Investors Growth Stock Portfolio Sub-Account	MFS Utilities Series—Initial Class Sub-Account
	December 31, 2015*	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$6,529	$98,942	$82,240
Net realized gain (loss)	121,740	109,011	360,541
Net change in unrealized appreciation (depreciation) on investments	(187,629)	(601,357)	(80,375)
Net increase (decrease) in net assets from operations	(59,360)	(393,404)	362,406

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	126,303	49,953	169,730
Net contractowner transfers	3,534,546	(118,735)	211,279
Withdrawals and death benefits (b)	(84,705)	(98,678)	(208,859)
Net increase (decrease) in net assets resulting from contractowner transactions	3,576,144	(167,460)	172,150
Net increase (decrease) in net assets	3,516,784	(560,864)	534,556

NET ASSETS
Beginning of period	—	2,763,092	2,228,536
End of period	$3,516,784	$2,202,228	$2,763,092

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	—	52,941	47,908
Units purchased	6,366	1,002	3,412
Units sold/transferred	175,187	(4,347)	1,621
End of period	181,553	49,596	52,941

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
*	For the period March 27, 2015 (commencement of operations) to December 31, 2015.

B-40	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class Sub-Account		Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Val—I Class Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$5,581	$6,838	$93,839	$102,004
Net realized gain (loss)	277,552	72,166	1,353,774	704,639
Net change in unrealized appreciation (depreciation) on investments	(467,204)	70,694	(3,385,956)	739,469
Net increase (decrease) in net assets from operations	(184,071)	149,698	(1,938,343)	1,546,112

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	110,246	164,296	6,589,536	4,436,115
Net contractowner transfers	(552,036)	437,228	1,442,768	2,276,728
Withdrawals and death benefits (b)	(171,205)	(27,642)	(782,929)	(460,026)
Net increase (decrease) in net assets resulting from contractowner transactions	(612,995)	573,882	7,249,375	6,252,817
Net increase (decrease) in net assets	(797,066)	723,580	5,311,032	7,798,929

NET ASSETS
Beginning of period	2,080,645	1,357,065	16,203,178	8,404,249
End of period	$1,283,579	$2,080,645	$21,514,210	$16,203,178

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	80,194	57,300	607,365	357,078
Units purchased	4,447	6,938	251,054	179,579
Units sold/transferred	(28,252)	15,956	26,112	70,708
End of period	56,389	80,194	884,531	607,365

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-41

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ■ For the period or year ended

	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account		PIMCO VIT Commodity Real Return Strategy Portfolo—Institutional Class Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$101,290	$259,414	$49,829	$2,204
Net realized gain (loss)	(407,908)	(107,868)	(342,263)	(56,191)
Net change in unrealized appreciation (depreciation) on investments	(23,728)	(143,821)	(80,504)	(304,206)
Net increase (decrease) in net assets from operations	(330,346)	7,725	(372,938)	(358,193)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	212,509	686,941	257,024	1,168,655
Net contractowner transfers	(1,096,071)	(1,866,884)	285,467	146,458
Withdrawals and death benefits (b)	(590,217)	(221,400)	16,048	(29,794)
Net increase (decrease) in net assets resulting from contractowner transactions	(1,473,779)	(1,401,343)	558,539	1,285,319
Net increase (decrease) in net assets	(1,804,125)	(1,393,618)	185,601	927,126

NET ASSETS
Beginning of period	4,774,622	6,168,240	1,071,702	144,576
End of period	$2,970,497	$4,774,622	$1,257,303	$1,071,702

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	290,685	376,295	52,527	5,767
Units purchased	13,202	40,580	13,474	43,639
Units sold/transferred	(104,119)	(126,190)	17,131	3,121
End of period	199,768	290,685	83,132	52,527

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-42	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account		PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$494,196	$116,100	$78,524	$112,818
Net realized gain (loss)	(243,562)	105,568	(348,214)	(34,404)
Net change in unrealized appreciation (depreciation) on investments	(664,643)	(465,658)	63,418	11,278
Net increase (decrease) in net assets from operations	(414,009)	(243,990)	(206,272)	89,692

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	5,572,808	3,366,497	238,821	283,062
Net contractowner transfers	2,637,123	2,613,414	(96,694)	93,507
Withdrawals and death benefits (b)	(322,079)	(40,511)	(216,131)	(223,101)
Net increase (decrease) in net assets resulting from contractowner transactions	7,887,852	5,939,400	(74,004)	153,468
Net increase (decrease) in net assets	7,473,843	5,695,410	(280,276)	243,160

NET ASSETS
Beginning of period	5,695,410	—	4,922,913	4,679,753
End of period	$13,169,253	$5,695,410	$4,642,637	$4,922,913

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	228,593	—	279,458	271,234
Units purchased	222,175	129,248	14,050	15,993
Units sold/transferred	91,268	99,345	(18,345)	(7,769)
End of period	542,036	228,593	275,163	279,458

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-43

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ■ For the period or year ended

	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account		PVC Equity Income Account—Class 1 Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$2,139,336	$454,532	$951,571	$722,711
Net realized gain (loss)	(908,049)	(586,132)	1,877,261	1,470,580
Net change in unrealized appreciation (depreciation) on investments	(2,792,080)	958,057	(4,817,561)	1,777,997
Net increase (decrease) in net assets from operations	(1,560,793)	826,457	(1,988,729)	3,971,288

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	10,404,754	6,935,092	10,049,882	8,162,504
Net contractowner transfers	3,328,848	3,047,366	892,342	3,964,048
Withdrawals and death benefits (b)	(2,189,030)	(1,515,432)	(1,711,085)	(1,473,063)
Net increase (decrease) in net assets resulting from contractowner transactions	11,544,572	8,467,026	9,231,139	10,653,489
Net increase (decrease) in net assets	9,983,779	9,293,483	7,242,410	14,624,777

NET ASSETS
Beginning of period	42,873,105	33,579,622	41,323,964	26,699,187
End of period	$52,856,884	$42,873,105	$48,566,374	$41,323,964

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	2,548,655	2,053,132	1,394,377	1,012,147
Units purchased	627,238	410,426	347,590	294,522
Units sold/transferred	63,843	85,097	(27,926)	87,708
End of period	3,239,736	2,548,655	1,714,041	1,394,377

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-44	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	PVC MidCap Account—Class 1 Sub-Account		Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$8,547	$8,997	$(67,442)	$(45,056)
Net realized gain (loss)	912,093	889,828	870,354	476,605
Net change in unrealized appreciation (depreciation) on investments	(822,077)	(152,721)	112,397	192,326
Net increase (decrease) in net assets from operations	98,563	746,104	915,309	623,875

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	195,318	196,584	2,266,203	5,046,248
Net contractowner transfers	(572,877)	(659,119)	(656,226)	2,450,875
Withdrawals and death benefits (b)	(374,912)	(275,749)	(684,210)	(192,263)
Net increase (decrease) in net assets resulting from contractowner transactions	(752,471)	(738,284)	925,767	7,304,860
Net increase (decrease) in net assets	(653,908)	7,820	1,841,076	7,928,735

NET ASSETS
Beginning of period	6,470,878	6,463,058	15,672,911	7,744,176
End of period	$5,816,970	$6,470,878	$17,513,987	$15,672,911

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	198,191	222,838	619,623	325,194
Units purchased	5,601	6,616	88,022	205,669
Units sold/transferred	(27,712)	(31,263)	(50,899)	88,760
End of period	176,080	198,191	656,746	619,623

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-45

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ■ For the period or year ended

	Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account		Prudential Series Fund—Value Portfolio— Class II Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$(7,584)	$(10,880)	$(29,999)	$(25,643)
Net realized gain (loss)	(396,984)	(140,594)	257,099	550,457
Net change in unrealized appreciation (depreciation) on investments	(251,095)	(560,937)	(1,030,557)	95,731
Net increase (decrease) in net assets from operations	(655,663)	(712,411)	(803,457)	620,545

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	87,591	157,399	185,262	238,004
Net contractowner transfers	(79,983)	422,704	5,135	2,731,565
Withdrawals and death benefits (b)	(68,900)	(422,438)	(116,466)	(408,107)
Net increase (decrease) in net assets resulting from contractowner transactions	(61,292)	157,665	73,931	2,561,462
Net increase (decrease) in net assets	(716,955)	(554,746)	(729,526)	3,182,007

NET ASSETS
Beginning of period	2,230,096	2,784,842	9,306,971	6,124,964
End of period	$1,513,141	$2,230,096	$8,577,445	$9,306,971

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	46,910	46,805	245,517	177,074
Units purchased	2,059	2,797	5,169	6,644
Units sold/transferred	(4,033)	(2,692)	(2,488)	61,799
End of period	44,936	46,910	248,198	245,517

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-46	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account		Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$(2,166)	$(2,543)	$24,413	$(17,119)
Net realized gain (loss)	13,843	80,797	1,530,856	1,249,922
Net change in unrealized appreciation (depreciation) on investments	(71,511)	(103,142)	(2,406,093)	(1,012,373)
Net increase (decrease) in net assets from operations	(59,834)	(24,888)	(850,824)	220,430

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	17,818	14,862	248,779	654,800
Net contractowner transfers	(105,106)	52,005	(419,754)	(180,208)
Withdrawals and death benefits (b)	(48,283)	(28,812)	(203,099)	(230,634)
Net increase (decrease) in net assets resulting from contractowner transactions	(135,571)	38,055	(374,074)	243,958
Net increase (decrease) in net assets	(195,405)	13,167	(1,224,898)	464,388

NET ASSETS
Beginning of period	616,052	602,885	7,341,098	6,876,710
End of period	$420,647	$616,052	$6,116,200	$7,341,098

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	32,987	30,977	401,832	387,259
Units purchased	1,041	804	14,028	38,047
Units sold/transferred	(8,183)	1,206	(34,824)	(23,474)
End of period	25,845	32,987	381,036	401,832

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-47

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ■ For the period or year ended

	T. Rowe Price® Health Sciences Portfolio I Sub-Account		T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
	December 31, 2015	December 31, 2014(x)	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$(9,112)	$(2)	$197,567	$168,739
Net realized gain (loss)	289,386	69	(83,172)	(54,471)
Net change in unrealized appreciation (depreciation) on investments	(329,654)	(550)	(159,636)	(88,859)
Net increase (decrease) in net assets from operations	(49,380)	(483)	(45,241)	25,409

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	541,145	8,282	6,518,192	5,238,069
Net contractowner transfers	3,150,688	69,353	3,173,139	3,521,580
Withdrawals and death benefits (b)	(61,384)	—	(1,261,302)	(1,410,861)
Net increase (decrease) in net assets resulting from contractowner transactions	3,630,449	77,635	8,430,029	7,348,788
Net increase (decrease) in net assets	3,581,069	77,152	8,384,788	7,374,197

NET ASSETS
Beginning of period	77,152	—	22,827,711	15,453,514
End of period	$3,658,221	$77,152	$31,212,499	$22,827,711

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	3,061	—	902,597	612,508
Units purchased	18,951	330	258,224	207,223
Units sold/transferred	107,170	2,731	74,447	82,866
End of period	129,182	3,061	1,235,268	902,597

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(x)	For the period December 17, 2014 (commencement of operations) to December 31, 2014.

B-48	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Templeton Developing Markets VIP Fund— Class 1 Sub-Account		Vanguard VIF Capital Growth Portfolio Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014(z)

FROM OPERATIONS
Net investment income (loss)	$279,354	$163,145	$402	$(5)
Net realized gain (loss)	656,693	(45,154)	(3,614)	—
Net change in unrealized appreciation (depreciation) on investments	(3,894,348)	(1,006,374)	14,526	(542)
Net increase (decrease) in net assets from operations	(2,958,301)	(888,383)	11,314	(547)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	2,014,119	5,825,269	60,465	—
Net contractowner transfers	1,289,650	7,980	293,180	46,303
Withdrawals and death benefits (b)	(656,921)	(1,854,631)	(6,596)	—
Net increase (decrease) in net assets resulting from contractowner transactions	2,646,848	3,978,618	347,049	46,303
Net increase (decrease) in net assets	(311,453)	3,090,235	358,363	45,756

NET ASSETS
Beginning of period	12,311,397	9,221,162	45,756	—
End of period	$11,999,944	$12,311,397	$404,119	$45,756

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	926,238	633,726	1,815	—
Units purchased	155,622	407,550	2,399	—
Units sold/transferred	43,453	(115,038)	11,469	1,815
End of period	1,125,313	926,238	15,683	1,815

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(z)	For the period December 22, 2014 (commencement of operations) to December 31, 2014.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-49

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ■ For the period or year ended

	Vanguard VIF Equity Index Portfolio Sub-Account		Vanguard VIF High Yield Bond Portfolio Sub-Account
	December 31, 2015	December 31, 2014(aa)	December 31, 2015(bb)

FROM OPERATIONS
Net investment income (loss)	$25,815	$(1)	$9,841
Net realized gain (loss)	(69,554)	—	(40,859)
Net change in unrealized appreciation (depreciation) on investments	33,209	(248)	(299,938)
Net increase (decrease) in net assets from operations	(10,530)	(249)	(330,956)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	4,518,419	—	5,507,680
Net contractowner transfers	3,503,651	19,344	4,799,068
Withdrawals and death benefits (b)	(85,628)	—	(109,604)
Net increase (decrease) in net assets resulting from contractowner transactions	7,936,442	19,344	10,197,144
Net increase (decrease) in net assets	7,925,912	19,095	9,866,188

NET ASSETS
Beginning of period	19,095	—	—
End of period	$7,945,007	$19,095	$9,866,188

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	742	—	—
Units purchased	173,960	—	213,991
Units sold/transferred	131,494	742	181,206
End of period	306,196	742	395,197

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(aa)	For the period December 23, 2014 (commencement of operations) to December 31, 2014.
(bb)	For the period January 16, 2015 (commencement of operations) to December 31, 2015.

B-50	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	Vanguard VIF Mid-Cap Index Portfolio Sub-Account		Vanguard VIF REIT Index Portfolio Sub-Account
	December 31, 2015	December 31, 2014(aa)	December 31, 2015	December 31, 2014(y)

FROM OPERATIONS
Net investment income (loss)	$3,611	$(8)	$14,844	$(48)
Net realized gain (loss)	(69,596)	—	(46,048)	—
Net change in unrealized appreciation (depreciation) on investments	(251,501)	(713)	183,307	213
Net increase (decrease) in net assets from operations	(317,486)	(721)	152,103	165

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	4,545,805	—	2,764,453	—
Net contractowner transfers	4,394,452	114,325	1,001,181	581,715
Withdrawals and death benefits (b)	(452,988)	95	(20,010)	(17)
Net increase (decrease) in net assets resulting from contractowner transactions	8,487,269	114,420	3,745,624	581,698
Net increase (decrease) in net assets	8,169,783	113,699	3,897,727	581,863

NET ASSETS
Beginning of period	113,699	—	581,863	—
End of period	$8,283,482	$113,699	$4,479,590	$581,863

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	4,393	—	22,900	—
Units purchased	173,519	—	110,384	—
Units sold/transferred	148,045	4,393	39,849	22,900
End of period	325,957	4,393	173,133	22,900

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(y)	For the period December 19, 2014 (commencement of operations) to December 31, 2014.
(aa)	For the period December 23, 2014 (commencement of operations) to December 31, 2014.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-51

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ■ For the period or year ended

	Vanguard VIF Small Company Growth Portfolio Sub-Account		Vanguard VIF Total Bond Market Index Portfolio Sub-Account
	December 31, 2015	December 31, 2014(aa)	December 31, 2015	December 31, 2014(z)

FROM OPERATIONS
Net investment income (loss)	$(5,709)	$—	$12,238	$—
Net realized gain (loss)	(19,515)	—	(70,408)	—
Net change in unrealized appreciation (depreciation) on investments	(235,652)	2	(46,536)	10
Net increase (decrease) in net assets from operations	(260,876)	2	(104,706)	10

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	2,261,951	—	10,864,904	—
Net contractowner transfers	2,215,222	697	9,954,455	5,323
Withdrawals and death benefits (b)	(56,423)	—	(272,788)	—
Net increase (decrease) in net assets resulting from contractowner transactions	4,420,750	697	20,546,571	5,323
Net increase (decrease) in net assets	4,159,874	699	20,441,865	5,333

NET ASSETS
Beginning of period	699	—	5,333	—
End of period	$4,160,573	$699	$20,447,198	$5,333

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	27	—	214	—
Units purchased	84,925	—	434,151	—
Units sold/transferred	79,519	27	385,491	214
End of period	164,471	27	819,856	214

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(z)	For the period December 22, 2014 (commencement of operations) to December 31, 2014.
(aa)	For the period December 23, 2014 (commencement of operations) to December 31, 2014.

B-52	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

continued

	VY Clarion Global Real Estate Portfolio— Class I Sub-Account		Wanger International Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$301,223	$57,041	$145,056	$136,582
Net realized gain (loss)	274,879	115,551	798,762	1,343,080
Net change in unrealized appreciation (depreciation) on investments	(791,724)	573,373	(980,433)	(2,105,843)
Net increase (decrease) in net assets from operations	(215,622)	745,965	(36,615)	(626,181)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	1,072,621	1,744,676	1,127,975	2,371,700
Net contractowner transfers	(516,780)	3,246,015	(524,213)	1,961,089
Withdrawals and death benefits (b)	(436,434)	(235,885)	(417,791)	(528,960)
Net increase (decrease) in net assets resulting from contractowner transactions	119,407	4,754,806	185,971	3,803,829
Net increase (decrease) in net assets	(96,215)	5,500,771	149,356	3,177,648

NET ASSETS
Beginning of period	10,117,681	4,616,910	12,586,778	9,409,130
End of period	$10,021,466	$10,117,681	$12,736,134	$12,586,778

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	261,765	135,899	237,443	169,103
Units purchased	27,458	47,608	20,815	42,943
Units sold/transferred	(25,183)	78,258	(17,195)	25,397
End of period	264,040	261,765	241,063	237,443

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-53

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ■ For the period or year ended

	Wanger Select Sub-Account		Wanger USA Sub-Account
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$(7,008)	$(7,307)	$(3,125)	$(2,728)
Net realized gain (loss)	504,035	370,394	116,536	107,874
Net change in unrealized appreciation (depreciation) on investments	(503,226)	(307,961)	(121,989)	(78,699)
Net increase (decrease) in net assets from operations	(6,199)	55,126	(8,578)	26,447

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	57,909	163,358	36,101	125,848
Net contractowner transfers	(123,603)	(81,236)	72,607	(209,370)
Withdrawals and death benefits (b)	(102,538)	(109,418)	(38,735)	(13,049)
Net increase (decrease) in net assets resulting from contractowner transactions	(168,232)	(27,296)	69,973	(96,571)
Net increase (decrease) in net assets	(174,431)	27,830	61,395	(70,124)

NET ASSETS
Beginning of period	2,000,759	1,972,929	734,562	804,686
End of period	$1,826,328	$2,000,759	$795,957	$734,562

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	50,443	51,125	12,131	13,836
Units purchased	1,429	4,507	590	2,380
Units sold/transferred	(5,738)	(5,189)	559	(4,085)
End of period	46,134	50,443	13,280	12,131

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-54	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to financial statements

concluded

	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
	December 31, 2015	December 31, 2014

FROM OPERATIONS
Net investment income (loss)	$1,045,972	$1,166,500
Net realized gain (loss)	(806,270)	65,513
Net change in unrealized appreciation (depreciation) on investments	(1,391,088)	(1,832,691)
Net increase (decrease) in net assets from operations	(1,151,386)	(600,678)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	1,998,324	4,575,884
Net contractowner transfers	44,692	4,732,863
Withdrawals and death benefits (b)	(548,707)	(251,927)
Net increase (decrease) in net assets resulting from contractowner transactions	1,494,309	9,056,820
Net increase (decrease) in net assets	342,923	8,456,142

NET ASSETS
Beginning of period	16,465,567	8,009,425
End of period	$16,808,490	$16,465,567

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	1,101,585	527,508
Units purchased	134,291	295,843
Units sold/transferred	(37,020)	278,234
End of period	1,198,856	1,101,585

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-55

Notes to financial statements

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

Note 1—organization and significant accounting policies

TIAA-CREF Life Separate Account VA-1 (the “Separate Account”) was established by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) as a separate investment account under New York law on July 27, 1998 and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). TIAA-CREF Life, which commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a legal reserve life insurance company which was established under the insurance laws of the State of New York in 1918.

Investors participate in the Separate Account by purchasing one of three different variable annuity contracts: the Personal Annuity Select and Single Premium Immediate Annuity (the “Original Contract”), the Lifetime Variable Select Annuity (the “Lifetime Contract”) and the Intelligent Variable Annuity (the “Intelligent VA”). Premiums received from the contracts are allocated to investment accounts, (the “Sub-Accounts”) of which some invest in the TIAA-CREF Life Funds (the “Funds”), an open-end management investment company registered with the Commission and managed by Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA. Advisors is registered with the Commission as an investment adviser. The Original Contract currently consists of 8 active investment Sub-Account options, the Lifetime Contract currently consists of 10 active investment Sub-Account options and the Intelligent VA consists of 68 active investment Sub-Account options. Accumulation unit values are calculated daily for each investment account.

On November 1, 2007, the Intelligent VA was launched as an additional variable annuity contract funded through the Separate Account. Intelligent VA allows individual investors to accumulate funds on a tax-deferred basis for retirement or other long-term investment purposes, and to receive future payment based on the amounts accumulated as lifetime income or through other payment options.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the Sub-Accounts based upon their relative daily net asset values. Annuitants bear no mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income opinion chosen, an assumed annual investment return, and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Sub-Account expenses, and mortality experience.

Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table with four year setbacks. The Annuity 2000 Mortality Table is used for determining the minimum standard of valuation for any individual annuity or pure endowment contract issued after April 1, 1998. The mortality risk is fully borne by TIAA-CREF Life and may result in additional amounts being transferred into the variable annuity account by TIAA-CREF Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to TIAA-CREF Life.

The following Sub-Account was added to the Separate Account:

Sub-Account	Inception Date	Commencement Date
MFS Massachusetts Investors Growth Stock Portfolio	March 27, 2015	March 27, 2015

Effective March 27, 2015 MFS Investors Growth Stock Series—Initial Class merged with the MFS Massachusetts Investors Growth Stock Portfolio.

Effective June 1, 2015, T Rowe Price® Health Sciences Portfolio I was closed to new Policy holders and new insurance company relationships, subject to certain exceptions. However, the Portfolio will remain available for allocation by existing owners of the policy.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Separate Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: TIAA-CREF Life Separate Account VA-1 is a separate account of TIAA-CREF Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Separate Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Separate Account’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Separate Account’s financial statements.

B-56	Statement of Additional Information ■ Intelligent Variable Annuity

continued

New accounting pronouncement: In May 2015, the FASB issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820) Disclosures in Certain Entities That Calculate Net Asset Value per Share (the “ASU”). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The ASU is effective for public business entities for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. The Separate Account adopted the ASU for this annual report. The adoption of the ASU did not have a material impact on the Separate Account’s financial statements and notes disclosures.

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that categorizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3—significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of December 31, 2015, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Sub-Accounts’ investments follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ending December 31, 2015, there were no transfers between levels by the Sub-Accounts. As of December 31, 2015, all of the investments in the Sub-Accounts were valued based on Level 1 inputs.

Note 3—expense charges and affiliates

TIAA-CREF Life provides all administrative services for the Sub-Accounts. Daily charges are deducted from the net assets of the Sub-Accounts for services required to administer the Separate Account and the contracts, and to cover certain insurance risks borne by TIAA-CREF Life. The following are the current administrative expense charges for the contracts:

Administrative expense

(as a percentage of average account value)

	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select
Maximum contractual fee	0.30%	0.20%	0.20%
Current fee	0.10%	0.20%	0.20%

TIAA-CREF Life imposes a daily charge that is deducted from the net assets of the Sub-Accounts for bearing certain mortality and expense risks in connection with the contracts. The following are the mortality and expense risk charges for the contracts:

Mortality and expense risk charges

(as a percentage of average account value)

	Personal Annuity Select	Lifetime Variable Select
Maximum contractual fee	1.00%	1.00%
Current fee	0.40%	0.40%

Intelligent Variable Annuity ■ Statement of Additional Information	B-57

Notes to financial statements

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

Intelligent Variable Annuity

	Maximum contractual fee	Current fee
If accumulation value is less than $100,000	0.40%	0.40%
If accumulation value is between $100,000–$500,000	0.25%	0.25%
If accumulation value is greater than $500,000	0.15%	0.15%
After the first 10 contract years	0.00%	0.00%

There are other daily, monthly, and annual fees and expenses that a contractowner will pay when buying, owning and surrendering the policy. These fees and expenses include as follows:

Additional expense charges	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select
Maximum annual contract fees (waived for accumulation values > $25,000)	$25	$0	$25
Optional guaranteed minimum death benefit charge	0.10%	None	None
Premium taxes (a)	1.00% to 3.50%	1.00% to 3.50%	1.00% to 3.50%
Maximum transfer fee	$0	$0	$25

(a)	Only applicable in certain states.

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the Funds, these include management fees paid to Advisors. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA. Services may also enter into selling agreements with third parties to distribute the contracts.

Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the year ended December 31, 2015 were as follows:

Sub-Accounts	Purchases	Sales
TIAA-CREF Life Balanced	$25,901,952	$9,080,149
TIAA-CREF Life Bond	38,034,938	22,742,809
TIAA-CREF Life Growth Equity	17,271,411	11,735,799
TIAA-CREF Life Growth & Income	23,366,096	16,938,220
TIAA-CREF Life International Equity	15,116,312	13,067,525
TIAA-CREF Life Large-Cap Value	12,991,091	13,156,141
TIAA-CREF Life Money Market	101,010,978	98,652,061
TIAA-CREF Life Real Estate Securities	18,987,768	12,841,122
TIAA-CREF Life Small-Cap Equity	12,491,370	11,885,649
TIAA-CREF Life Social Choice Equity	8,622,339	6,415,770
TIAA-CREF Life Stock Index	45,177,336	40,600,646
Calamos Growth and Income Portfolio	739,759	800,512
ClearBridge Variable Aggressive Growth Portfolio—Class I	11,910,867	6,569,391
ClearBridge Variable Small Cap Growth Portfolio—Class I	1,190,199	983,577
Credit Suisse Trust-Commodity Return Strategy Portfolio	44,805	8,023
DFA VA Global Bond Portfolio	20,170,037	7,360,551
DFA VA Global Moderate Allocation Portfolio	21,186,521	3,048,741
DFA VA International Small Portfolio	12,159,245	3,605,391
DFA VA International Value Portfolio	13,257,795	3,421,019
DFA VA Short-Term Fixed Portfolio	16,651,223	7,321,272
DFA VA US Large Value Portfolio	9,705,260	4,449,324
DFA VA US Targeted Value Portfolio	6,355,822	3,700,887
Delaware VIP Diversified Income Series—Standard Class	9,929,802	10,152,146
Delaware VIP International Value Equity Series—Standard Class	13,442,987	4,900,234
Delaware VIP Small Cap Value Series—Standard Class	10,452,865	3,101,872
Franklin Income VIP Fund—Class 1	4,570,421	4,353,218
Franklin Mutual Shares VIP Fund—Class 1	667,794	700,622
Franklin Small-Mid Cap Growth VIP Fund—Class 1	3,655,893	1,630,468
Janus Aspen Forty Portfolio—Institutional Shares	4,943,560	1,820,530
Janus Aspen Overseas Portfolio—Institutional Shares	646,493	839,746

B-58	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Sub-Accounts	Purchases	Sales
Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares	$2,114,227	$1,817,122
John Hancock Emerging Markets Value Trust Portfolio	6,848,335	992,592
Matson Money Fixed Income VI Portfolio	9,697,952	4,757,644
Matson Money International Equity VI Portfolio	5,955,879	2,836,006
Matson Money U.S. Equity VI Portfolio	8,109,530	4,055,948
MFS Global Equity Series—Initial Class	1,146,813	1,242,279
MFS Growth Series—Initial Class	178,546	159,076
MFS Investors Growth Stock Series—Initial Class	673,632	4,287,835
MFS Massachusetts Investors Growth Stock Portfolio	5,371,280	1,587,285
MFS Utilities Series—Initial Class	1,290,559	1,178,776
Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class	564,966	1,061,066
Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	12,699,021	4,835,457
PIMCO VIT All Asset Portfolio—Institutional Class	2,351,239	3,723,728
PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class	1,227,178	618,812
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	11,141,408	2,680,298
PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class	1,765,119	1,760,600
PIMCO VIT Real Return Portfolio—Institutional Class	20,721,032	7,037,124
PVC Equity Income Account—Class 1	18,327,054	8,144,344
PVC MidCap Account—Class 1	4,399,246	4,500,190
Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II	4,841,148	3,982,824
Prudential Series Fund—Natural Resources Portfolio—Class II	1,203,949	1,272,824
Prudential Series Fund—Value Portfolio—Class II	817,325	773,394
Royce Capital Fund Micro-Cap Portfolio—Investment Class	158,948	271,058
Royce Capital Fund Small-Cap Portfolio—Investment Class	2,754,368	1,665,363
T. Rowe Price® Health Sciences Portfolio I	6,749,174	2,888,985
T. Rowe Price® Limited-Term Bond Portfolio	14,407,035	5,807,032
Templeton Developing Markets VIP Fund—Class 1	8,455,143	3,701,522
Vanguard VIF Capital Growth Portfolio	743,515	391,748
Vanguard VIF Equity Index	12,346,407	4,305,862
Vanguard VIF High Yield Bond Portfolio	11,542,110	1,334,330
Vanguard VIF Mid-Cap Index Portfolio	11,580,946	3,002,482
Vanguard VIF REIT Index Portfolio	6,396,301	2,592,106
Vanguard VIF Small Co Growth Portfolio	5,100,525	643,962
Vanguard VIF Total Bond Market Index Portfolio	24,373,036	3,805,481
VY Clarion Global Real Estate Portfolio—Class I	3,889,756	3,469,125
Wanger International	4,676,728	3,164,435
Wanger Select	1,027,144	642,851
Wanger USA	460,827	258,481
Western Asset Variable Global High Yield Bond Portfolio—Class I	8,050,731	5,502,098

Note 5—condensed financial information

						For the period or year ended December 31

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(f)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(g)	Total Return(b)(h)

TIAA-CREF Life Balanced Sub-Account
2015		1,549	$26.19 to $26.27	$26.37 to $26.54	$41,003	3.22%	0.25% to 0.60%	0.67% to 1.02%
2014	(v)	983	$25.00	$26.19 to $26.27	$25,784	5.98%	0.25% to 0.60%	3.49% to 5.09%

TIAA-CREF Life Bond Sub-Account
2015		3,634	$37.75 to $38.69	$37.73 to $38.82	$139,034	3.56%	0.25% to 0.60%	(0.03)% to 0.32%
2014		3,383	$36.01 to $36.78	$37.75 to $38.69	$129,198	2.34%	0.25% to 0.60%	4.84% to 5.20%
2013		3,051	$36.79 to $37.45	$36.01 to $36.78	$110,902	2.49%	0.25% to 0.60%	(2.13)% to (1.79)%
2012		2,838	$34.62 to $35.12	$36.79 to $37.45	$105,123	3.88%	0.25% to 0.60%	6.27% to 6.65%
2011		2,404	$32.76 to $33.11	$34.62 to $35.12	$83,638	3.57%	0.25% to 0.60%	5.68% to 6.05%

Intelligent Variable Annuity ■ Statement of Additional Information	B-59

Notes to financial statements

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

					For the period or year ended December 31

Period	Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(f)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(g)	Total Return(b)(h)

TIAA-CREF Life Growth Equity Sub-Account
2015	2,115	$29.65 to $30.40	$32.32 to $33.26	$72,107	0.23%	0.25% to 0.60%	9.01% to 9.39%
2014	2,009	$26.81 to $27.39	$29.65 to $30.40	$62,475	0.30%	0.25% to 0.60%	10.59% to 10.98%
2013	2,079	$19.27 to $19.63	$26.81 to $27.39	$58,173	0.28%	0.25% to 0.60%	39.10% to 39.59%
2012	2,016	$16.57 to $16.82	$19.27 to $19.63	$40,297	0.68%	0.25% to 0.60%	16.29% to 16.70%
2011	2,264	$16.37 to $16.55	$16.57 to $16.82	$38,811	0.28%	0.25% to 0.60%	1.24% to 1.60%

TIAA-CREF Life Growth & Income Sub-Account
2015	2,014	$50.32 to $51.59	$51.69 to $53.17	$112,298	1.09%	0.25% to 0.60%	2.72% to 3.08%
2014	2,054	$45.57 to $46.55	$50.32 to $51.59	$111,028	0.99%	0.25% to 0.60%	10.42% to 10.81%
2013	2,092	$34.11 to $34.73	$45.57 to $46.55	$102,273	1.13%	0.25% to 0.60%	33.58% to 34.04%
2012	1,959	$29.48 to $29.90	$34.11 to $34.73	$71,578	1.82%	0.25% to 0.60%	15.73% to 16.14%
2011	1,890	$28.80 to $29.11	$29.48 to $29.90	$58,500	1.09%	0.25% to 0.60%	2.35% to 2.71%

TIAA-CREF Life International Equity Sub-Account
2015	2,769	$27.58 to $28.27	$27.15 to $27.93	$78,482	1.32%	0.25% to 0.60%	(1.57)% to (1.23)%
2014	2,729	$30.13 to $30.78	$27.58 to $28.27	$78,520	1.27%	0.25% to 0.60%	(8.45)% to (8.13)%
2013	2,878	$24.41 to $24.85	$30.13 to $30.78	$90,184	2.46%	0.25% to 0.60%	23.41% to 23.85%
2012	2,867	$18.71 to $18.98	$24.41 to $24.85	$72,464	1.76%	0.25% to 0.60%	30.49% to 30.95%
2011	2,995	$24.73 to $24.99	$18.71 to $18.98	$57,557	1.61%	0.25% to 0.60%	(24.33)% to (24.07)%

TIAA-CREF Life Large-Cap Value Sub-Account
2015	781	$73.52 to $75.36	$69.43 to $71.42	$57,174	1.55%	0.25% to 0.60%	(5.57)% to (5.24)%
2014	864	$67.87 to $69.33	$73.52 to $75.36	$66,456	1.75%	0.25% to 0.60%	8.33% to 8.71%
2013	915	$50.83 to $51.74	$67.87 to $69.33	$64,869	2.04%	0.25% to 0.60%	33.51% to 33.98%
2012	803	$42.57 to $43.18	$50.83 to $51.74	$42,658	1.97%	0.25% to 0.60%	19.42% to 19.84%
2011	819	$45.53 to $46.03	$42.57 to $43.18	$36,205	1.54%	0.25% to 0.60%	(6.51)% to (6.19)%

TIAA-CREF Life Money Market Sub-Account
2015	5,041	$11.25 to $11.54	$11.18 to $11.51	$57,163	0.00%	0.25% to 0.60%	(0.59)% to (0.25)%
2014	4,835	$11.32 to $11.57	$11.25 to $11.54	$55,029	0.00%	0.25% to 0.60%	(0.60)% to (0.25)%
2013	4,903	$11.38 to $11.60	$11.32 to $11.57	$56,030	0.00%	0.25% to 0.60%	(0.59)% to (0.24)%
2012	4,427	$11.45 to $11.62	$11.38 to $11.60	$50,772	0.02%	0.25% to 0.60%	(0.58)% to (0.23)%
2011	4,580	$11.52 to $11.65	$11.45 to $11.62	$52,722	0.03%	0.25% to 0.60%	(0.57)% to (0.22)%

TIAA-CREF Life Real Estate Securities Sub-Account
2015	714	$87.87 to $90.07	$91.16 to $93.77	$68,524	2.62%	0.25% to 0.60%	3.74% to 4.11%
2014	738	$68.81 to $70.29	$87.87 to $90.07	$68,129	1.73%	0.25% to 0.60%	27.70% to 28.15%
2013	692	$67.94 to $69.16	$68.81 to $70.29	$49,958	1.69%	0.25% to 0.60%	1.28% to 1.63%
2012	733	$57.06 to $57.87	$67.94 to $69.16	$51,699	1.89%	0.25% to 0.60%	19.07% to 19.49%
2011	730	$53.78 to $54.36	$57.06 to $57.87	$42,774	1.24%	0.25% to 0.60%	6.09% to 6.46%

TIAA-CREF Life Small-Cap Equity Sub-Account
2015	511	$85.98 to $88.13	$85.34 to $87.78	$45,914	0.60%	0.25% to 0.60%	(0.75)% to (0.40)%
2014	555	$80.95 to $82.69	$85.98 to $88.13	$49,601	0.71%	0.25% to 0.60%	6.21% to 6.58%
2013	593	$58.23 to $59.27	$80.95 to $82.69	$49,746	0.72%	0.25% to 0.60%	39.03% to 39.52%
2012	528	$51.37 to $52.11	$58.23 to $59.27	$31,876	1.11%	0.25% to 0.60%	13.34% to 13.74%
2011	578	$53.97 to $54.55	$51.37 to $52.11	$30,563	0.53%	0.25% to 0.60%	(4.81)% to (4.47)%

TIAA-CREF Life Social Choice Equity Sub-Account
2015	925	$48.48 to $49.70	$46.89 to $48.23	$45,404	2.49%	0.25% to 0.60%	(3.28)% to (2.94)%
2014	960	$43.95 to $44.89	$48.48 to $49.70	$48,709	1.87%	0.25% to 0.60%	10.31% to 10.70%
2013	960	$32.96 to $33.55	$43.95 to $44.89	$44,113	1.69%	0.25% to 0.60%	33.33% to 33.80%
2012	822	$29.09 to $29.50	$32.96 to $33.55	$28,360	2.02%	0.25% to 0.60%	13.33% to 13.72%
2011	794	$29.27 to $29.59	$29.09 to $29.50	$23,951	1.79%	0.25% to 0.60%	(0.64)% to (0.29)%

TIAA-CREF Life Stock Index Sub-Account
2015	4,815	$58.89 to $60.38	$58.79 to $60.49	$300,531	1.95%	0.25% to 0.60%	(0.17)% to 0.18%
2014	4,874	$52.68 to $53.82	$58.89 to $60.38	$302,901	1.91%	0.25% to 0.60%	11.79% to 12.18%
2013	4,822	$39.72 to $40.44	$52.68 to $53.82	$265,649	1.94%	0.25% to 0.60%	32.63% to 33.10%
2012	4,740	$34.35 to $34.84	$39.72 to $40.44	$196,354	2.20%	0.25% to 0.60%	15.65% to 16.06%
2011	4,839	$34.23 to $34.60	$34.35 to $34.84	$172,500	1.86%	0.25% to 0.60%	0.35% to 0.70%

B-60	Statement of Additional Information ■ Intelligent Variable Annuity

continued

						For the period or year ended December 31

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(f)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(g)	Total Return(b)(h)

Calamos Growth and Income Portfolio Sub-Account
2015		177	$20.98 to $21.51	$21.09 to $21.70	$3,798	2.70%	0.25% to 0.60%	0.52% to 0.87%
2014		191	$19.76 to $20.18	$20.98 to $21.51	$4,067	0.96%	0.25% to 0.60%	6.20% to 6.58%
2013		208	$17.08 to $17.38	$19.76 to $20.18	$4,162	1.10%	0.25% to 0.60%	15.70% to 16.11%
2012		207	$15.84 to $16.07	$17.08 to $17.38	$3,576	2.01%	0.25% to 0.60%	7.78% to 8.16%
2011		221	$16.24 to $16.42	$15.84 to $16.07	$3,529	1.47%	0.25% to 0.60%	(2.46)% to (2.12)%

ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account
2015		337	$34.12 to $34.97	$33.32 to $34.28	$11,411	0.43%	0.25% to 0.60%	(2.32)% to (1.98)%
2014		220	$28.51 to $29.12	$34.12 to $34.97	$7,626	0.20%	0.25% to 0.60%	19.67% to 20.09%
2013		120	$19.41 to $19.75	$28.51 to $29.12	$3,464	0.39%	0.25% to 0.60%	46.90% to 47.41%
2012		67	$16.44 to $16.68	$19.41 to $19.75	$1,315	0.41%	0.25% to 0.60%	18.01% to 18.43%
2011		65	$16.14 to $16.32	$16.44 to $16.68	$1,071	0.20%	0.25% to 0.60%	1.86% to 2.22%

ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
2015		98	$30.13 to $30.88	$28.64 to $29.46	$2,851	0.00%	0.25% to 0.60%	(4.95)% to (4.61)%
2014		93	$29.12 to $29.75	$30.13 to $30.88	$2,850	0.00%	0.25% to 0.60%	3.46% to 3.82%
2013		76	$19.92 to $20.28	$29.12 to $29.75	$2,232	0.04%	0.25% to 0.60%	46.17% to 46.68%
2012		27	$16.78 to $17.02	$19.92 to $20.28	$542	0.86%	0.25% to 0.60%	18.71% to 19.13%
2011		21	$16.65 to $16.83	$16.78 to $17.02	$350	0.00%	0.25% to 0.60%	0.78% to 1.13%

Credit Suisse Trust-Commodity Return Strategy Portfolio Sub-Account
2015		4	$20.87 to $20.95	$15.54 to $15.66	$60	0.00%	0.25% to 0.60%	(25.54)% to (25.28)%
2014		2	$25.31	$20.87 to $20.95	$42	0.00%	0.26% to 0.60%	(17.51)% to (17.22)%
2013	(r)	89	$25.00	$25.31	$2	0.00%	0.29%	1.26%

DFA VA Global Bond Portfolio Sub-Account
2015		804	$25.94 to $26.18	$26.18 to $26.52	$21,266	2.17%	0.25% to 0.60%	0.94% to 1.29%
2014		333	$25.36 to $25.51	$25.94 to $26.18	$8,698	3.25%	0.25% to 0.60%	2.27% to 2.63%
2013		107	$25.61 to $25.67	$25.36 to $25.51	$2,719	0.78%	0.25% to 0.60%	(0.95)% to (0.60)%
2012	(k)	16	$25.07	$25.61 to $25.67	$405	3.04%	0.25% to 0.60%	(0.12)% to 2.23%

DFA VA Global Moderate Allocation Portfolio Sub-Account
2015		1,247	$26.29 to $26.40	$25.60 to $25.80	$32,132	1.71%	0.25% to 0.60%	(2.62)% to (2.28)%
2014	(u)	586	$25.50	$26.29 to $26.40	$15,459	2.51%	0.25% to 0.61%	(0.26)% to 3.42%

DFA VA International Small Portfolio Sub-Account
2015		372	$30.97 to $31.26	$32.57 to $32.99	$12,219	3.19%	0.25% to 0.60%	5.18% to 5.55%
2014		132	$33.06 to $33.26	$30.97 to $31.26	$4,105	2.85%	0.25% to 0.60%	(6.34)% to (6.01)%
2013		57	$26.18 to $26.24	$33.06 to $33.26	$1,888	3.95%	0.25% to 0.60%	20.13% to 26.75%
2012	(l)	15	$24.28	$26.18 to $26.24	$390	4.68%	0.25% to 0.60%	5.03% to 15.18%

DFA VA International Value Portfolio Sub-Account
2015		553	$30.20 to $30.48	$27.93 to $28.29	$15,581	4.02%	0.25% to 0.60%	(7.52)% to (7.19)%
2014		249	$32.72 to $32.91	$30.20 to $30.48	$7,587	5.74%	0.25% to 0.60%	(7.71)% to (7.39)%
2013		100	$27.06 to $27.12	$32.72 to $32.91	$3,276	4.32%	0.25% to 0.60%	19.28% to 21.35%
2012	(m)	15	$22.87	$27.06 to $27.12	$417	6.75%	0.25% to 0.60%	3.38% to 18.40%

DFA VA Short-Term Fixed Portfolio Sub-Account
2015		968	$24.79 to $25.02	$24.71 to $25.03	$24,138	0.37%	0.25% to 0.60%	(0.30)% to 0.05%
2014		596	$24.90 to $25.05	$24.79 to $25.02	$14,864	0.28%	0.25% to 0.60%	(0.45)% to (0.10)%
2013		234	$24.99 to $25.05	$24.90 to $25.05	$5,855	0.50%	0.25% to 0.60%	(0.35)% to 0.00%
2012	(n)	27	$24.99	$24.99 to $25.05	$664	1.53%	0.25% to 0.60%	(0.10)% to 0.17%

DFA VA US Large Value Portfolio Sub-Account
2015		356	$41.20 to $41.58	$39.55 to $40.07	$14,223	2.29%	0.25% to 0.60%	(3.98)% to (3.65)%
2014		250	$37.99 to $38.21	$41.20 to $41.58	$10,363	2.78%	0.25% to 0.60%	8.43% to 8.81%
2013		108	$27.14 to $27.21	$37.99 to $38.21	$4,116	2.48%	0.25% to 0.60%	25.18% to 40.47%
2012	(m)	14	$23.57	$27.14 to $27.21	$389	4.42%	0.25% to 0.60%	1.56% to 15.22%

Intelligent Variable Annuity ■ Statement of Additional Information	B-61

Notes to financial statements

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

						For the period or year ended December 31

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(f)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(g)	Total Return(b)(h)

DFA VA US Targeted Value Portfolio Sub-Account
2015		218	$40.08 to $40.45	$37.75 to $38.24	$8,296	1.42%	0.25% to 0.60%	(5.80)% to (5.47)%
2014		167	$38.88 to $39.10	$40.08 to $40.45	$6,749	1.24%	0.25% to 0.60%	3.09% to 3.45%
2013		78	$27.04 to $27.11	$38.88 to $39.10	$3,036	1.38%	0.25% to 0.60%	26.94% to 44.26%
2012	(l)	12	$24.30	$27.04 to $27.11	$328	2.33%	0.25% to 0.60%	2.30% to 11.35%

Delaware VIP Diversified Income Series—Standard Class Sub-Account
2015		3,048	$15.21 to $15.59	$14.96 to $15.39	$46,398	3.07%	0.25% to 0.60%	(1.67)% to (1.33)%
2014		3,183	$14.53 to $14.84	$15.21 to $15.59	$49,173	2.15%	0.25% to 0.60%	4.69% to 5.05%
2013		2,755	$14.81 to $15.07	$14.53 to $14.84	$40,573	2.23%	0.25% to 0.60%	(1.85)% to (1.51)%
2012		2,037	$13.90 to $14.10	$14.81 to $15.07	$30,504	4.33%	0.25% to 0.60%	6.55% to 6.93%
2011		1,298	$13.14 to $13.28	$13.90 to $14.10	$18,199	5.31%	0.25% to 0.60%	5.76% to 6.13%

Delaware VIP International Value Equity Series—Standard Class Sub-Account
2015		2,256	$13.40 to $13.74	$13.39 to $13.77	$30,740	1.84%	0.25% to 0.60%	(0.11)% to 0.24%
2014		1,683	$14.76 to $15.08	$13.40 to $13.74	$22,925	1.15%	0.25% to 0.60%	(9.22)% to (8.90)%
2013		1,011	$12.09 to $12.31	$14.76 to $15.08	$15,139	1.30%	0.25% to 0.60%	22.05% to 22.48%
2012		603	$10.56 to $10.71	$12.09 to $12.31	$7,380	2.29%	0.25% to 0.60%	14.51% to 14.91%
2011		436	$12.42 to $12.55	$10.56 to $10.71	$4,654	1.24%	0.25% to 0.60%	(14.95)% to (14.65)%

Delaware VIP Small Cap Value Series—Standard Class Sub-Account
2015		405	$53.34 to $54.67	$49.72 to $51.14	$20,514	0.67%	0.25% to 0.60%	(6.78)% to (6.45)%
2014		303	$50.68 to $51.77	$53.34 to $54.67	$16,441	0.50%	0.25% to 0.60%	5.23% to 5.60%
2013		219	$38.19 to $38.88	$50.68 to $51.77	$11,296	0.65%	0.25% to 0.60%	32.71% to 33.17%
2012		155	$33.73 to $34.22	$38.19 to $38.88	$5,993	0.84%	0.25% to 0.60%	13.22% to 13.62%
2011		136	$34.39 to $34.76	$33.73 to $34.22	$4,659	0.52%	0.25% to 0.60%	(1.92)% to (1.58)%

Franklin Income VIP Fund—Class 1 Sub-Account
2015		288	$25.42 to $26.05	$23.54 to $24.21	$6,892	4.45%	0.25% to 0.60%	(7.40)% to (7.07)%
2014		291	$24.37 to $24.89	$25.42 to $26.05	$7,513	5.04%	0.25% to 0.60%	4.29% to 4.66%
2013		305	$21.47 to $21.86	$24.37 to $24.89	$7,547	6.00%	0.25% to 0.60%	13.50% to 13.90%
2012		238	$19.13 to $19.41	$21.47 to $21.86	$5,176	6.10%	0.25% to 0.60%	12.23% to 12.63%
2011		212	$18.74 to $18.94	$19.13 to $19.41	$4,098	6.20%	0.25% to 0.60%	2.10% to 2.46%

Franklin Mutual Shares VIP Fund—Class 1 Sub-Account
2015		89	$27.28 to $27.96	$25.84 to $26.58	$2,350	3.38%	0.25% to 0.60%	(5.26)% to (4.93)%
2014		100	$25.56 to $26.11	$27.28 to $27.96	$2,784	2.06%	0.25% to 0.60%	6.74% to 7.11%
2013		95	$20.01 to $20.36	$25.56 to $26.11	$2,464	2.28%	0.25% to 0.60%	27.76% to 28.21%
2012		84	$17.56 to $17.81	$20.01 to $20.36	$1,695	2.34%	0.25% to 0.60%	13.92% to 14.32%
2011		70	$17.81 to $18.00	$17.56 to $17.81	$1,248	2.87%	0.25% to 0.60%	(1.38)% to (1.04)%

Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account
2015		168	$37.67 to $38.61	$36.53 to $37.58	$6,238	0.00%	0.25% to 0.60%	(3.03)% to (2.69)%
2014		153	$35.16 to $35.92	$37.67 to $38.61	$5,864	0.00%	0.25% to 0.60%	7.13% to 7.51%
2013		94	$25.54 to $26.00	$35.16 to $35.92	$3,362	0.00%	0.25% to 0.60%	37.67% to 38.16%
2012		57	$23.12 to $23.46	$25.54 to $26.00	$1,468	0.00%	0.25% to 0.60%	10.45% to 10.84%
2011		57	$24.38 to $24.65	$23.12 to $23.46	$1,336	0.00%	0.25% to 0.60%	(5.16)% to (4.83)%

Janus Aspen Forty Portfolio—Institutional Shares Sub-Account
2015		122	$57.02 to $58.45	$63.61 to $65.43	$7,900	0.00%	0.25% to 0.60%	11.55% to 11.94%
2014		93	$52.76 to $53.89	$57.02 to $58.45	$5,417	0.16%	0.25% to 0.60%	8.08% to 8.46%
2013		80	$40.45 to $41.17	$52.76 to $53.89	$4,297	0.69%	0.25% to 0.60%	30.44% to 30.90%
2012		94	$32.77 to $33.24	$40.45 to $41.17	$3,854	0.77%	0.25% to 0.60%	23.41% to 23.85%
2011		76	$35.33 to $35.72	$32.77 to $33.24	$2,519	0.40%	0.25% to 0.60%	(7.25)% to (6.93)%

B-62	Statement of Additional Information ■ Intelligent Variable Annuity

continued

						For the period or year ended December 31

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(f)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(g)	Total Return(b)(h)

Janus Aspen Overseas Portfolio—Institutional Shares Sub-Account
2015		39	$52.53 to $53.85	$47.73 to $49.10	$1,915	0.57%	0.25% to 0.60%	(9.14)% to (8.82)%
2014		44	$59.97 to $61.26	$52.53 to $53.85	$2,344	2.94%	0.25% to 0.60%	(12.40)% to (12.09)%
2013		48	$52.66 to $53.60	$59.97 to $61.26	$2,905	2.82%	0.25% to 0.60%	13.88% to 14.28%
2012		68	$46.69 to $47.36	$52.66 to $53.60	$3,625	0.66%	0.25% to 0.60%	12.79% to 13.18%
2011		92	$69.25 to $69.99	$46.69 to $47.36	$4,338	0.58%	0.25% to 0.60%	(32.57)% to (32.34)%

Janus Aspen Perkins Mid-Cap Value Portfolio—Institutional Shares Sub-Account
2015		312	$26.92 to $27.59	$25.83 to $26.57	$8,214	1.22%	0.25% to 0.60%	(4.04)% to (3.71)%
2014		335	$24.90 to $25.43	$26.92 to $27.59	$9,154	1.39%	0.25% to 0.60%	8.12% to 8.50%
2013		340	$19.86 to $20.22	$24.90 to $25.43	$8,593	1.25%	0.25% to 0.60%	25.34% to 25.78%
2012		333	$17.98 to $18.24	$19.86 to $20.22	$6,689	1.02%	0.25% to 0.60%	10.47% to 10.86%
2011		261	$18.58 to $18.78	$17.98 to $18.24	$4,741	0.84%	0.25% to 0.60%	(3.22)% to (2.89)%

John Hancock Emerging Markets Value Trust Sub-Account
2015	(p)	248	$25.00	$20.43 to $20.51	$5,077	3.58%	0.25% to 0.60%	(20.48)% to (16.47)%

Matson Money Fixed Income VI Portfolio Sub-Account
2015		752	$24.92 to $24.99	$24.70 to $24.86	$18,638	0.00%	0.25% to 0.60%	(0.87)% to (0.52)%
2014	(w)	552	$25.00	$24.92 to $24.99	$13,781	1.00%	0.25% to 0.60%	(0.32)% to (0.03)%

Matson Money International Equity VI Portfolio Sub-Account
2015		472	$23.07 to $23.14	$22.07 to $22.22	$10,453	1.18%	0.25% to 0.60%	(4.32)% to (3.98)%
2014	(w)	344	$25.00	$23.07 to $23.14	$7,953	2.66%	0.25% to 0.60%	(8.76)% to (7.45)%

Matson Money U.S. Equity VI Portfolio Sub-Account
2015		561	$26.73 to $26.81	$25.42 to $25.59	$14,323	0.63%	0.25% to 0.60%	(4.87)% to (4.54)%
2014	(w)	426	$25.00	$26.73 to $26.81	$11,411	0.72%	0.25% to 0.60%	3.50% to 7.88%

MFS Global Equity Series—Initial Class Sub-Account
2015		137	$22.82 to $23.39	$22.36 to $23.00	$3,114	1.05%	0.25% to 0.60%	(2.00)% to (1.66)%
2014		147	$22.10 to $22.57	$22.82 to $23.39	$3,398	0.75%	0.25% to 0.60%	3.25% to 3.61%
2013		126	$17.39 to $17.70	$22.10 to $22.57	$2,826	0.92%	0.25% to 0.60%	27.05% to 27.49%
2012		72	$14.19 to $14.39	$17.39 to $17.70	$1,274	1.12%	0.25% to 0.60%	22.60% to 23.03%
2011		53	$14.92 to $15.08	$14.19 to $14.39	$765	0.88%	0.25% to 0.60%	(4.89)% to (4.56)%

MFS Growth Series—Initial Class Sub-Account
2015		28	$41.56 to $42.60	$44.43 to $45.70	$1,265	0.16%	0.25% to 0.60%	6.92% to 7.29%
2014		29	$38.37 to $39.20	$41.56 to $42.60	$1,224	0.10%	0.25% to 0.60%	8.29% to 8.67%
2013		30	$28.21 to $28.71	$38.37 to $39.20	$1,154	0.96%	0.25% to 0.60%	36.03% to 36.51%
2012		29	$24.18 to $24.42	$28.21 to $28.71	$816	0.00%	0.25% to 0.60%	(1.50)% to 16.97%
2011		19	$24.40 to $24.59	$24.18 to $24.42	$466	0.17%	0.35% to 0.60%	(0.92)% to (0.67)%

MFS Massachusetts Investors Growth Stock Portfolio Sub-Account
2015	(o)	182	$25.00	$19.05 to $19.59	$3,517	0.63%	0.25% to 0.60%	(1.85)% to (1.59)%

MFS Utilities Series—Initial Class Sub-Account
2015		50	$51.42 to $52.71	$43.69 to $44.94	$2,202	4.17%	0.25% to 0.60%	(15.03)% to (14.73)%
2014		53	$45.89 to $46.87	$51.42 to $52.71	$2,763	2.66%	0.25% to 0.60%	12.06% to 12.45%
2013		48	$38.30 to $38.99	$45.89 to $46.87	$2,229	4.06%	0.25% to 0.60%	19.80% to 20.22%
2012		29	$33.96 to $34.44	$38.30 to $38.99	$1,131	6.37%	0.25% to 0.60%	12.80% to 13.20%
2011		36	$31.99 to $32.33	$33.96 to $34.44	$1,245	3.85%	0.25% to 0.60%	6.15% to 6.52%

Neuberger Berman Advisors Management Trust Large Cap Value Portfolio—I Class Sub-Account
2015		56	$26.27 to $26.93	$22.33 to $22.97	$1,284	0.73%	0.25% to 0.60%	(12.33)% to (12.02)%
2014		80	$23.33 to $23.83	$26.27 to $26.93	$2,081	0.78%	0.25% to 0.60%	9.20% to 9.58%
2013		57	$17.90 to $18.22	$23.33 to $23.83	$1,357	1.18%	0.25% to 0.60%	36.23% to 36.71%
2012		36	$15.44 to $15.66	$17.90 to $18.22	$654	0.45%	0.25% to 0.60%	15.90% to 16.31%
2011		34	$17.52 to $17.71	$15.44 to $15.66	$535	0.00%	0.25% to 0.60%	(11.89)% to (11.58)%

Intelligent Variable Annuity ■ Statement of Additional Information	B-63

Notes to financial statements

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

						For the period or year ended December 31

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(f)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(g)	Total Return(b)(h)

Neuberger Berman Advisors Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
2015		885	$25.47 to $26.11	$23.94 to $24.62	$21,514	0.88%	0.25% to 0.60%	(8.88)% to (8.57)%
2014		607	$23.22 to $23.71	$25.47 to $26.11	$16,203	1.25%	0.25% to 0.60%	13.16% to 13.55%
2013		357	$17.04 to $17.35	$23.22 to $23.71	$8,404	1.41%	0.25% to 0.60%	30.35% to 30.81%
2012		185	$14.84 to $15.05	$17.04 to $17.35	$3,194	0.69%	0.25% to 0.60%	14.84% to 15.24%
2011		130	$15.97 to $16.14	$14.84 to $15.05	$1,951	0.87%	0.25% to 0.60%	(7.06)% to (6.73)%

PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
2015		200	$16.17 to $16.57	$14.63 to $15.05	$2,970	3.13%	0.24% to 0.60%	(9.50)% to (9.18)%
2014		291	$16.15 to $16.49	$16.17 to $16.57	$4,775	5.04%	0.25% to 0.60%	0.12% to 0.47%
2013		376	$16.18 to $16.46	$16.15 to $16.49	$6,168	4.19%	0.25% to 0.60%	(0.18)% to 0.17%
2012		555	$14.14 to $14.34	$16.18 to $16.46	$9,104	6.58%	0.25% to 0.60%	14.42% to 14.82%
2011		295	$13.93 to $14.08	$14.14 to $14.34	$4,204	7.78%	0.25% to 0.60%	1.47% to 1.82%

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account
2015		83	$20.34 to $20.42	$15.05 to $15.16	$1,257	4.16%	0.25% to 0.61%	(26.02)% to (25.76)%
2014		53	$25.06 to $25.07	$20.34 to $20.42	$1,072	0.51%	0.25% to 0.61%	(18.83)% to (18.55)%
2013	(s)	6	$24.74 to $24.95	$25.06 to $25.07	$145	0.00%	0.37% to 0.52%	0.47% to 1.30%

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account
2015		542	$24.86 to $24.96	$24.19 to $24.38	$13,169	5.50%	0.25% to 0.60%	(2.68)% to (2.34)%
2014		229	$24.60	$24.86 to $24.96	$5,695	5.12%	0.25% to 0.60%	1.07% to 1.42%
2013	(t)	—^	$24.43	$24.60	$—	2.43%	0.42%	0.71%

PIMCO VIT Global Bond Portfolio(Unhedged)—Institutional Class Sub-Account
2015		275	$17.33 to $17.77	$16.56 to $17.03	$4,643	1.98%	0.25% to 0.60%	(4.46)% to (4.13)%
2014		279	$17.02 to $17.39	$17.33 to $17.77	$4,923	2.64%	0.25% to 0.60%	1.81% to 2.16%
2013		271	$18.69 to $19.02	$17.02 to $17.39	$4,680	1.21%	0.25% to 0.60%	(8.89)% to (8.57)%
2012		293	$17.55 to $17.80	$18.69 to $19.02	$5,526	6.04%	0.25% to 0.60%	6.47% to 6.84%
2011		375	$16.39 to $16.56	$17.55 to $17.80	$6,643	5.33%	0.25% to 0.60%	7.09% to 7.47%

PIMCO VIT Real Return Portfolio—Institutional Class Sub-Account
2015		3,240	$16.56 to $16.97	$16.04 to $16.50	$52,857	4.84%	0.25% to 0.60%	(3.14)% to (2.80)%
2014		2,549	$16.13 to $16.48	$16.56 to $16.97	$42,873	1.54%	0.25% to 0.60%	2.64% to 3.00%
2013		2,053	$17.85 to $18.17	$16.13 to $16.48	$33,580	1.98%	0.25% to 0.60%	(9.63)% to (9.31)%
2012		1,903	$16.49 to $16.72	$17.85 to $18.17	$34,367	6.42%	0.25% to 0.60%	8.27% to 8.65%
2011		1,531	$14.83 to $14.99	$16.49 to $16.72	$25,467	5.02%	0.25% to 0.60%	11.18% to 11.57%

PVC Equity Income Account—Class 1 Sub-Account
2015		1,714	$29.18 to $29.91	$27.87 to $28.67	$48,566	2.51%	0.25% to 0.60%	(4.50)% to (4.17)%
2014		1,394	$26.03 to $26.58	$29.18 to $29.91	$41,324	2.52%	0.25% to 0.60%	12.13% to 12.52%
2013		1,012	$20.57 to $20.94	$26.03 to $26.58	$26,699	3.22%	0.25% to 0.60%	26.54% to 26.98%
2012		700	$18.31 to $18.57	$20.57 to $20.94	$14,551	3.11%	0.25% to 0.60%	12.34% to 12.73%
2011		571	$17.47 to $17.66	$18.31 to $18.57	$10,552	0.48%	0.25% to 0.60%	4.81% to 5.17%

PVC MidCap Account—Class 1 Sub-Account
2015		176	$32.11 to $32.91	$32.44 to $33.37	$5,817	0.50%	0.25% to 0.60%	1.04% to 1.39%
2014		198	$28.59 to $29.20	$32.11 to $32.91	$6,471	0.51%	0.25% to 0.60%	12.31% to 12.70%
2013		223	$21.48 to $21.86	$28.59 to $29.20	$6,463	1.66%	0.25% to 0.60%	33.13% to 33.59%
2012		135	$18.09 to $18.35	$21.48 to $21.86	$2,926	0.83%	0.25% to 0.60%	18.73% to 19.15%
2011		102	$16.80 to $16.99	$18.09 to $18.35	$1,862	0.00%	0.25% to 0.60%	7.64% to 8.02%

Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account
2015		657	$24.91 to $25.54	$26.22 to $26.97	$17,514	0.00%	0.25% to 0.60%	5.23% to 5.60%
2014		620	$23.49 to $23.99	$24.91 to $25.54	$15,673	0.00%	0.25% to 0.60%	6.07% to 6.44%
2013		325	$18.27 to $18.60	$23.49 to $23.99	$7,744	0.00%	0.25% to 0.60%	28.58% to 29.03%
2012		191	$16.62 to $16.85	$18.27 to $18.60	$3,527	3.50%	0.25% to 0.60%	9.95% to 10.34%
2011		170	$17.50 to $17.69	$16.62 to $16.85	$2,857	0.00%	0.25% to 0.60%	(5.08)% to (4.74)%

B-64	Statement of Additional Information ■ Intelligent Variable Annuity

continued

						For the period or year ended December 31

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(f)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(g)	Total Return(b)(h)

Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account
2015		45	$46.79 to $47.97	$33.10 to $34.04	$1,513	0.00%	0.25% to 0.60%	(29.27)% to (29.03)%
2014		47	$58.69 to $59.95	$46.79 to $47.97	$2,230	0.00%	0.25% to 0.60%	(20.27)% to (19.99)%
2013		47	$53.80 to $54.76	$58.69 to $59.95	$2,785	0.00%	0.25% to 0.60%	9.10% to 9.48%
2012		58	$55.75 to $56.55	$53.80 to $54.76	$3,155	8.05%	0.25% to 0.60%	(3.50)% to (3.16)%
2011		54	$69.54 to $70.29	$55.75 to $56.55	$3,064	0.00%	0.25% to 0.60%	(19.83)% to (19.55)%

Prudential Series Fund—Value Portfolio—Class II Sub-Account
2015		248	$37.21 to $38.14	$33.82 to $34.79	$8,577	0.00%	0.25% to 0.60%	(9.09)% to (8.77)%
2014		246	$34.13 to $34.87	$37.21 to $38.14	$9,307	0.00%	0.25% to 0.60%	9.00% to 9.39%
2013		177	$25.91 to $26.37	$34.13 to $34.87	$6,125	0.00%	0.25% to 0.60%	31.74% to 32.20%
2012		192	$22.84 to $23.17	$25.91 to $26.37	$5,039	0.55%	0.25% to 0.60%	13.45% to 13.85%
2011		201	$24.41 to $24.68	$22.84 to $23.17	$4,639	0.52%	0.25% to 0.60%	(6.45)% to (6.12)%

Royce Capital Fund Micro-Cap Portfolio—Investment Class Sub-Account
2015		26	$18.45 to $18.91	$16.06 to $16.52	$421	0.00%	0.25% to 0.60%	(12.98)% to (12.68)%
2014		33	$19.25 to $19.66	$18.45 to $18.91	$616	0.00%	0.25% to 0.60%	(4.16)% to (3.82)%
2013		31	$16.01 to $16.29	$19.25 to $19.66	$603	0.40%	0.25% to 0.60%	20.26% to 20.68%
2012		57	$14.97 to $15.18	$16.01 to $16.29	$917	0.00%	0.25% to 0.60%	6.96% to 7.34%
2011		68	$17.13 to $17.31	$14.97 to $15.18	$1,033	2.42%	0.25% to 0.60%	(12.63)% to (12.32)%

Royce Capital Fund Small-Cap Portfolio—Investment Class Sub-Account
2015		381	$17.98 to $18.43	$15.76 to $16.21	$6,116	0.73%	0.25% to 0.60%	(12.33)% to (12.02)%
2014		402	$17.52 to $17.89	$17.98 to $18.43	$7,341	0.13%	0.25% to 0.60%	2.62% to 2.98%
2013		387	$13.08 to $13.31	$17.52 to $17.89	$6,877	1.15%	0.25% to 0.60%	33.95% to 34.42%
2012		364	$11.70 to $11.86	$13.08 to $13.31	$4,806	0.12%	0.25% to 0.60%	11.83% to 12.22%
2011		321	$12.16 to $12.30	$11.70 to $11.86	$3,790	0.37%	0.25% to 0.60%	(3.86)% to (3.52)%

T. Rowe Price® Health Sciences Portfolio I Sub-Account
2015		129	$25.20 to $25.21	$28.25 to $28.35	$3,658	0.00%	0.25% to 0.61%	(3.18)% to 12.48%
2014	(x)	3	$24.99	$25.20 to $25.21	$77	0.00%	0.36%	0.84% to 1.07%

T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
2015		1,235	$25.14 to $25.39	$25.07 to $25.41	$31,212	1.14%	0.25% to 0.60%	(0.29)% to 0.06%
2014		903	$25.13 to $25.29	$25.14 to $25.39	$22,828	1.24%	0.25% to 0.60%	0.04% to 0.39%
2013		613	$25.25 to $25.32	$25.13 to $25.29	$15,454	1.51%	0.25% to 0.60%	(0.47)% to (0.12)%
2012	(q)	220	$24.97	$25.25 to $25.32	$5,564	1.48%	0.25% to 0.60%	1.02% to 1.26%

Templeton Developing Markets VIP Fund—Class 1 Sub-Account
2015		1,125	$13.09 to $13.41	$10.48 to $10.78	$12,000	2.46%	0.25% to 0.60%	(19.91)% to (19.62)%
2014		926	$14.32 to $14.63	$13.09 to $13.41	$12,311	1.81%	0.25% to 0.60%	(8.64)% to (8.32)%
2013		634	$14.52 to $14.77	$14.32 to $14.63	$9,221	2.03%	0.25% to 0.60%	(1.33)% to (0.98)%
2012		457	$12.88 to $13.06	$14.52 to $14.77	$6,727	1.64%	0.25% to 0.60%	12.72% to 13.12%
2011		329	$15.36 to $15.53	$12.88 to $13.06	$4,277	1.14%	0.25% to 0.60%	(16.17)% to (15.88)%

Vanguard VIF Capital Growth Portfolio Sub-Account
2015		16	$25.21	$25.71 to $25.81	$404	0.53%	0.15% to 0.60%	2.16% to 3.69%
2014	(z)	2	$25.57	$25.21	$46	0.00%	0.20% to 0.45%	(1.43)% to (0.81)%

Vanguard VIF Equity Index Portfolio Sub-Account
2015		306	$25.72	$25.89 to $25.98	$7,945	0.88%	0.25% to 0.60%	(0.01)% to 1.32%
2014	(aa)	1	$26.00	$25.72	$19	0.00%	0.20% to 0.50%	(1.10)% to (1.04)%

Vanguard VIF High Yield Bond Portfolio Sub-Account
2015	(bb)	395	$25.00	$24.91 to $25.00	$9,866	0.58%	0.25% to 0.60%	(4.20)% to (2.00)%

Vanguard VIF Mid-Cap Index Portfolio Sub-Account
2015		326	$25.88	$25.35 to $25.45	$8,283	0.42%	0.25% to 0.60%	(5.83)% to 1.24%
2014	(aa)	4	$26.11	$25.88	$114	0.00%	0.20% to 0.37%	(0.89)%

Intelligent Variable Annuity ■ Statement of Additional Information	B-65

Notes to financial statements

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

						For the period or year ended December 31

Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(f)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(g)	Total Return(b)(h)

Vanguard VIF REIT Index Portfolio Sub-Account
2015		173	$25.41	$25.81 to $25.91	$4,480	0.97%	0.25% to 0.60%	(6.59)% to 1.97%
2014	(y)	23	$25.39	$25.41	$582	0.00%	0.22% to 0.56%	(1.19)% to 0.06%

Vanguard VIF Small Co Growth Portfolio Sub-Account
2015		164	$26.11	$25.24 to $25.33	$4,161	0.06%	0.25% to 0.60%	(9.08)% to (1.07)%
2014	(aa)	—^	$26.03	$26.11	$1	0.00%	0.20%	0.33%

Vanguard VIF Total Bond Mkt Index Portfolio Sub-Account
2015		820	$24.95	$24.88 to $24.98	$20,447	0.48%	0.25% to 0.60%	(1.68)% to (0.04)%
2014	(z)	—^	$24.93	$24.95	$5	0.00%	0.43%	0.07%

VY Clarion Global Real Estate Portfolio—Class I Sub-Account
2015		264	$38.20 to $38.83	$37.43 to $38.19	$10,021	3.23%	0.25% to 0.60%	(2.01)% to (1.67)%
2014		262	$33.69 to $34.13	$38.20 to $38.83	$10,118	1.20%	0.25% to 0.60%	13.38% to 13.78%
2013		136	$32.61 to $32.91	$33.69 to $34.13	$4,617	6.26%	0.25% to 0.60%	3.33% to 3.69%
2012		74	$26.02 to $26.17	$32.61 to $32.91	$2,437	0.80%	0.25% to 0.60%	25.33% to 25.77%
2011		44	$27.59 to $27.66	$26.02 to $26.17	$1,162	4.11%	0.25% to 0.60%	(5.72)% to (5.39)%

Wanger International Sub-Account
2015		241	$52.16 to $53.47	$51.90 to $53.39	$12,736	1.46%	0.25% to 0.60%	(0.50)% to (0.15)%
2014		237	$54.89 to $56.07	$52.16 to $53.47	$12,587	1.56%	0.25% to 0.60%	(4.98)% to (4.64)%
2013		169	$45.13 to $45.94	$54.89 to $56.07	$9,409	2.73%	0.25% to 0.60%	21.64% to 22.06%
2012		128	$37.35 to $37.88	$45.13 to $45.94	$5,846	1.47%	0.25% to 0.60%	20.83% to 21.26%
2011		85	$44.01 to $44.48	$37.35 to $37.88	$3,194	4.82%	0.25% to 0.60%	(15.13)% to (14.83)%

Wanger Select Sub-Account
2015		46	$39.03 to $40.01	$38.89 to $40.01	$1,826	0.01%	0.25% to 0.60%	(0.35)% to 0.00%
2014		50	$38.07 to $38.89	$39.03 to $40.01	$2,001	0.00%	0.25% to 0.60%	2.52% to 2.88%
2013		51	$28.46 to $28.97	$38.07 to $38.89	$1,973	0.29%	0.25% to 0.60%	33.77% to 34.24%
2012		58	$24.17 to $24.51	$28.46 to $28.97	$1,682	0.49%	0.25% to 0.60%	17.75% to 18.16%
2011		43	$29.54 to $29.85	$24.17 to $24.51	$1,056	1.86%	0.25% to 0.60%	(18.17)% to (17.89)%

Wanger USA Sub-Account
2015		13	$59.70 to $61.19	$58.98 to $60.67	$796	0.00%	0.25% to 0.60%	(1.20)% to (0.86)%
2014		12	$57.32 to $58.55	$59.70 to $61.19	$735	0.00%	0.25% to 0.60%	4.16% to 4.52%
2013		14	$43.11 to $43.88	$57.32 to $58.55	$805	0.18%	0.25% to 0.60%	23.85% to 33.42%
2012		21	$36.14 to $36.65	$43.11 to $43.88	$909	0.33%	0.25% to 0.60%	19.30% to 19.72%
2011		23	$37.67 to $38.08	$36.14 to $36.65	$844	0.00%	0.25% to 0.60%	(4.07)% to (3.73)%

Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
2015		1,199	$14.69 to $15.06	$13.75 to $14.15	$16,808	6.10%	0.25% to 0.60%	(6.40)% to (6.07)%
2014		1,102	$14.95 to $15.28	$14.69 to $15.06	$16,466	9.29%	0.25% to 0.60%	(1.74)% to (1.40)%
2013		528	$14.16 to $14.41	$14.95 to $15.28	$8,009	7.55%	0.25% to 0.60%	5.63% to 6.00%
2012		365	$12.04 to $12.21	$14.16 to $14.41	$5,227	8.88%	0.25% to 0.60%	17.62% to 18.03%
2011		200	$11.90 to $12.03	$12.04 to $12.21	$2,429	7.54%	0.25% to 0.60%	1.11% to 1.46%

(a)	Does not include expenses of underlying fund.
(b)	Not annualized for periods less than one year.
(c)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(f)	These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the underlying fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.
(g)	These amounts represent the annualized expenses of the Sub-Account, consisting primarily of administration and mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

B-66	Statement of Additional Information ■ Intelligent Variable Annuity

concluded

(h)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners total returns may not be within the ranges presented.
(k)	Sub-account commenced operations on May 9, 2012.
(l)	Sub-account commenced operations on May 7, 2012.
(m)	Sub-account commenced operations on July 10, 2012.
(n)	Sub-account commenced operations on June 27, 2012.
(o)	Sub-account commenced operations on March 27, 2015.
(p)	Sub-account commenced operations on January 21, 2015.
(q)	Sub-account commenced operations on March 19, 2012.
(r)	Sub-account commenced operations on November 26, 2013.
(s)	Sub-account commenced operations on November 20, 2013.
(t)	Sub-account commenced operations on December 9, 2013.
(u)	Sub-account commenced operations on January 3, 2014.
(v)	Sub-account commenced operations on February 19, 2014.
(w)	Sub-account commenced operations on February 20, 2014.
(x)	Sub-account commenced operations on December 17, 2014.
(y)	Sub-account commenced operations on December 19, 2014.
(z)	Sub-account commenced operations on December 22, 2014.
(aa)	Sub-account commenced operations on December 23, 2014.
(bb)	Sub-account commenced operations on January 16, 2015.
^	Amount represents less than 1,000 units.

Note 6—subsequent event

The Board of Trustees of the TIAA-CREF Life Funds approved a restructuring of the TIAA-CREF Life Money Market Fund, which is a Sub-Account of the Separate Account, as a “Government” money market instrument, in compliance with Securities and Exchange Commission Final Rule Release No. 33-9616, Money Market Reform; Amendments to Form PF requiring all money market funds to restructure as retail, institutional or government. The restructuring will be effective by October 14, 2016. Management is currently evaluating the impact of this event.

Intelligent Variable Annuity ■ Statement of Additional Information	B-67

B-68	Statement of Additional Information ■ Intelligent Variable Annuity

Independent auditor’s report

To the Board of Directors of TIAA-CREF Life Insurance Company

We have audited the accompanying statutory-basis financial statements of TIAA-CREF Life Insurance Company, which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2015 and 2014 and the related statutory-basis statements of operations, of changes in capital and surplus and of cash flows for each of the three years in the period ended December 31, 2015.

Management’s responsibility for the financial statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of the statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s responsibility

Our responsibility is to express an opinion on the statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for adverse opinion on U.S. generally accepted accounting principles

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the statutory-basis financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse opinion on U.S. generally accepted accounting principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2015 and 2014, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2015.

Opinion on statutory-basis of accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2015 and 2014, and the results of its operations, changes in capital and surplus and its cash flows for each of the three years in the period ended December 31, 2015, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 11, 2016

Intelligent Variable Annuity ■ Statement of Additional Information	B-69

Statutory–basis statements of admitted assets, liabilities and capital and surplus

TIAA-CREF Life Insurance Company

	December 31,
(in thousands)	2015	2014

ADMITTED ASSETS
Bonds	$5,242,138	$4,743,873
Preferred stocks	183	183
Common stocks	879	607
Cash, cash equivalents and short-term investments	166,031	90,507
Contract loans	18,683	16,077
Other long-term investments	9,638	10,847
Investment income due and accrued	47,860	43,297
Federal income tax recoverable from TIAA	1,634	86
Net deferred federal income tax asset	18,469	17,494
Other assets	46,065	56,943
Separate account assets	5,222,661	4,851,892
Total admitted assets	$10,774,241	$9,831,806

LIABILITIES, CAPITAL AND SURPLUS
Liabilities
Reserves for life and health, annuities and deposit-type contracts	$5,121,946	$4,550,556
Asset valuation reserve	33,643	27,305
Interest maintenance reserve	1,218	7,066
Other amounts payable on reinsurance	23,724	28,647
Other liabilities	27,480	25,450
Separate account liabilities	5,203,712	4,838,207
Total liabilities	10,411,723	9,477,231

Capital and Surplus
Capital (2,500 shares of $1,000 par value common stock issued and outstanding)	2,500	2,500
Additional paid-in capital	407,500	357,500
Surplus (deficit)	(47,482)	(5,425)
Total capital and surplus	362,518	354,575
Total liabilities, capital and surplus	$10,774,241	$9,831,806

B-70	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to statutory-basis financial statements

Statutory–basis statements of operations

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2015	2014	2013

REVENUES
Insurance and annuity premiums and other considerations	$716,392	$677,464	$481,814
Net investment income	181,541	162,279	150,329
Commissions and expense allowances on reinsurance ceded	28,376	29,581	29,607
Reserve adjustments on reinsurance ceded	51,598	59,209	58,534
Other revenue	24,860	21,788	16,626
Total revenues	$1,002,767	$950,321	$736,910

EXPENSES
Policy and contract benefits	$173,712	$181,624	$118,156
Increase in policy and contract reserves	366,031	349,405	320,016
Insurance expenses and taxes (excluding federal income taxes)	146,618	127,947	110,293
Commissions on premiums	33,930	34,937	31,785
Interest on deposit-type contracts	30,105	25,616	26,752
Net transfers to separate accounts	259,745	227,552	143,230
Transfers to deposit-type contracts	24,337	16,868	9,020
Total expenses	$1,034,478	$963,949	$759,252

Income (loss) before federal income tax and net realized capital gains (losses)	$(31,711)	$(13,628)	$(22,342)
Federal income tax expense	3,543	6,867	6,949
Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(4,539)	2,969	(37)
Net income (loss)	$(39,793)	$(17,526)	$(29,328)

See notes to statutory-basis financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-71

Statutory–basis statements of changes in capital and surplus

TIAA-CREF Life Insurance Company

(in thousands)	Capital Stock	Additional Paid-In Capital	Surplus (Deficit)	Total
Balance, December 31, 2012	$2,500	$357,500	$52,931	$412,931
Net income (loss)	—	—	(29,328)	(29,328)
Net unrealized capital gains on investments	—	—	314	314
Change in asset valuation reserve	—	—	(3,773)	(3,773)
Change in surplus in separate accounts	—	—	(3,680)	(3,680)
Change in liability for reinsurance in unauthorized companies	—	—	(6,837)	(6,837)
Change in net deferred income tax	—	—	16,015	16,015
Change in non-admitted assets:
Deferred federal income tax asset	—	—	(10,488)	(10,488)
Deferred premium asset limitation	—	—	(1,321)	(1,321)
Balance, December 31, 2013	$2,500	$357,500	$13,833	$373,833

Net income (loss)	—	—	(17,526)	(17,526)
Net unrealized capital gains on investments	—	—	54	54
Change in asset valuation reserve	—	—	(9,368)	(9,368)
Change in surplus in separate accounts	—	—	3,663	3,663
Change in liability for reinsurance in unauthorized companies	—	—	(88)	(88)
Change in net deferred income tax	—	—	10,932	10,932
Change in non-admitted assets:
Deferred federal income tax asset	—	—	(5,237)	(5,237)
Deferred premium asset limitation	—	—	(1,638)	(1,638)
Other assets	—	—	(50)	(50)
Balance, December 31, 2014	$2,500	$357,500	$(5,425)	$354,575

Net income (loss)	—	—	(39,793)	(39,793)
Net unrealized capital gains on investments	—	—	290	290
Change in asset valuation reserve	—	—	(6,338)	(6,338)
Change in surplus in separate accounts	—	—	3,441	3,441
Change in liability for reinsurance in unauthorized companies	—	—	3,199	3,199
Change in net deferred income tax	—	—	16,437	16,437
Change in non-admitted assets:
Deferred federal income tax asset	—	—	(15,462)	(15,462)
Deferred premium asset limitation	—	—	(1,929)	(1,929)
Other assets	—	—	(1,902)	(1,902)
Capital contribution	—	50,000	—	50,000
Balance, December 31, 2015	$2,500	$407,500	$(47,482)	$362,518

B-72	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to statutory-basis financial statements

Statutory–basis statements of cash flows

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2015	2014	2013

CASH FROM OPERATIONS
Insurance and annuity premiums and other considerations	$708,531	$670,596	$500,895
Miscellaneous income	44,258	48,947	34,259
Net investment income	176,308	159,529	149,421
Total Receipts	929,097	879,072	684,575
Policy and contract benefits	105,002	120,851	76,543
Commissions and expenses paid	204,007	180,525	150,895
Federal income tax (benefit) expense	6,819	10,636	(4,426)
Net transfers to separate accounts	256,943	228,279	144,632
Total Disbursements	572,771	540,291	367,644
Net cash from operations	356,326	338,781	316,931

CASH FROM INVESTMENTS
Proceeds from long-term investments sold, matured, or repaid:
Bonds	473,427	518,847	594,673
Stocks	26	2,500	—
Other invested assets	—	2,000	—
Net gains on cash, cash equivalents and short-term investments	5	31	12
Cost of investments acquired:
Bonds	979,161	1,135,774	1,014,981
Net increase in contract loans	2,606	5,610	3,338
Net cash from investments	(508,309)	(618,006)	(423,634)

CASH FROM FINANCING AND OTHER
Additional paid in capital	50,000	—	—
Net deposits on deposit-type contracts funds	175,461	259,540	127,392
Other cash provided (applied)	2,046	(4,690)	6,240
Net cash from financing and other	227,507	254,850	133,632
NET CHANGE IN CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS	75,524	(24,375)	26,929
CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	90,507	114,882	87,953

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, END OF YEAR	$166,031	$90,507	$114,882

See notes to statutory-basis financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-73

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Note 1—organization and operations

TIAA-CREF Life Insurance Company commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, under its former name, TIAA Life Insurance Company and changed its name to TIAA-CREF Life Insurance Company (“TIAA-CREF Life” or the “Company”) on May 1, 1998. TIAA-CREF Life is a direct wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA” or the “Parent”), a legal reserve life insurance company established under the insurance laws of the State of New York in 1918.

The Company issues non-qualified annuity contracts with fixed and variable components, fixed and variable universal life contracts, funding agreements, book value separate account agreements, term-life insurance and single premium immediate annuities.

Note 2—significant accounting policies

Basis of presentation:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and surplus between NAIC SAP and the New York SAP annual statement filed with the Department.

The deferred premium asset limitation results from the Department requiring that any deferred premium asset established along with the corresponding mean reserve should be reduced by the proportionate amount reinsured on a coinsurance basis. Under this approach the deferred premium asset for reinsurance is adjusted based upon the premium mode of the direct policy rather than the premium mode of the reinsurance agreement.

The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

	For the Years Ended December 31,
(in thousands)	2015	2014	2013
Net Loss, New York SAP	$(39,793)	$(17,526)	$(29,328)
New York SAP Prescribed Practices:
Additional Reserves for:
Term Conversions	392	330	340
Net Loss, NAIC SAP	$(39,401)	$(17,196)	$(28,988)

Capital and Surplus, New York SAP	$362,518	$354,575	$373,833
New York SAP Prescribed Practices:
Deferred Premium Asset Limitation	32,635	30,706	29,068
Additional Reserves for:
Term Conversions	2,651	2,259	1,929
Deferred and Payout Annuities issued after 2000	1	1	2
Capital and Surplus, NAIC SAP	$397,805	$387,541	$404,832

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be “available for sale” are carried at fair value under GAAP rather than at amortized cost under NAIC SAP;

B-74	Statement of Additional Information ■ Intelligent Variable Annuity

continued

•	Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•	For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such declines in fair value are not recorded until a credit loss occurs;

•	Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings under GAAP rather than as unrealized losses on impairments included in the Asset Valuation Reserve, which is a component of surplus under NAIC SAP;

•	Changes in the value of certain other long-term investments accounted for under the equity method of accounting are recorded through earnings under GAAP rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•	Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary;

•	Contracts that contain an embedded derivative are not bifurcated between components and are accounted for as part of the host contract, whereas under GAAP, the embedded derivative would be bifurcated from the host contract and accounted for separately;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves;

•	The Asset Valuation Reserve (“AVR”) is eliminated as it is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•	The Interest Maintenance Reserve (“IMR”) is eliminated as it is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold;

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved;

•	Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued under GAAP rather than being expensed when incurred;

•	Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest under GAAP rather than being based on statutory mortality, morbidity and interest requirements;

•	Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•	Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, contracts that have any mortality and morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts and amounts received under these contracts are reported as revenue;

•	Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•	When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

The effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

Intelligent Variable Annuity ■ Statement of Additional Information	B-75

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The most significant estimates include those used in the recognition of other-than-temporary impairments, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Investments: Publicly traded securities are accounted for as of the date the investments are purchased or sold (trade date). Other investments are recorded on the settlement date. Realized capital gains and losses on investment transactions are accounted for under the specific identification method. A realized loss is recorded when an impairment is considered to be other-than-temporary.

Bonds: Bonds are stated at amortized cost using the current effective interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities, which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost basis, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or the Company does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

Preferred Stocks: Preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6 which are stated at the lower of amortized cost or fair value. The fair values of preferred stocks are determined using prices provided by third party pricing services or valuations from the NAIC. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Common Stocks: Unaffiliated common stocks are stated at fair value, which is based on quoted market prices, where available. Changes in fair value are recorded through surplus as an unrealized gain or loss. For common stocks without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Other Long-term Investments: Other long-term investments include the Company’s investments in surplus notes, which are stated at amortized cost. All of the Company’s investments in surplus notes have an NAIC 1 rating designation.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the asset to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Investments in wholly-owned subsidiaries are stated at the value of their underlying net assets as follows: (1) domestic insurance subsidiaries are stated at the value of their underlying statutory surplus; (2) non-insurance subsidiaries are stated at the value of their underlying audited GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income to the extent they are not in excess of the investee’s undistributed accumulated earnings and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

B-76	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less at the date of purchase and are stated at amortized cost.

Short-Term Investments: Short-term investments (investments with remaining maturities of one year or less at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws, are segregated from the Company’s general account and are maintained for the benefit of separate account contract holders. Separate account assets are accounted for at fair value, except the Stable Value Separate Account (“SVSA”) which supports book value separate account agreements, in which case the assets are accounted for at amortized cost in accordance with NYDFS guidance. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Foreign Currency Transactions and Translation: Investments denominated in foreign currencies and foreign currency contracts are valued in U.S. dollars, based on exchange rates at the end of the relevant period. Investment transactions in foreign currencies are recorded at the exchange rates prevailing on the respective transaction dates. All other asset and liability accounts denominated in foreign currencies are adjusted to reflect exchange rates at the end of the relevant period. Realized and unrealized gains and losses due to foreign exchange transactions and translation adjustments are not separately reported but are collectively included in realized and unrealized capital gains and losses, respectively.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus in the accompanying Statements of Changes in Capital and Surplus.

At December 31, the major categories of assets that are non-admitted are as follows (in thousands):

	2015	2014	Change
Net deferred tax assets	$47,585	$32,123	$15,462
Deferred premium assets	32,635	30,706	1,929
Other invested assets	1,178	—	1,178
Sundry receivables	774	50	724
Total	$82,172	$62,879	$19,293

Insurance and Annuity Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial regulations.

The Company performed Asset Adequacy Analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves, and determined that its reserves are sufficient to meet its obligations.

Asset Valuation Reserve (“AVR”) and Interest Maintenance Reserve (“IMR”): Mandatory reserves have been established for the General Account and Separate Account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any Separate Accounts, not carried at fair value. Transfers

Intelligent Variable Annuity ■ Statement of Additional Information	B-77

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method as specified by NY SAP, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer.

Statements of Cash Flows: Noncash activities are excluded from the Statutory—Basis Statements of Cash Flows. These noncash activities for the years ended December 31 include the following (in thousands):

	2015	2014	2013
Exchange/restructure/transfer of bond investments	$141,469	$86,601	$120,379
Capitalized interest on bonds	—	—	882
Total	$141,469	$86,601	$121,261

Note 3—long-term bonds

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31 are shown below (in thousands):

	2015
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:
U.S. governments	$367,529	$8,324	$(2,083)	$373,770
All other governments	22,824	—	(415)	22,409
States, territories & possessions	59,634	1,569	(330)	60,873
Political subdivisions of states, territories, & possessions	11,176	194	(127)	11,243
Special revenue & special assessment, non-guaranteed agencies & government	280,261	11,098	(2,217)	289,142
Industrial & miscellaneous	4,489,930	115,430	(106,475)	4,498,885
Credit tenant loans	5,769	564	—	6,333
Hybrids	5,015	2	—	5,017
Total	$5,242,138	$137,181	$(111,647)	$5,267,672

	2014
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:
U.S. governments	$376,839	$9,001	$(3,021)	$382,819
All other governments	18,623	—	(265)	18,358
States, territories & possessions	59,625	2,056	(191)	61,490
Political subdivisions of states, territories, & possessions	11,175	134	(232)	11,077
Special revenue & special assessment, non-guaranteed agencies & government	344,186	13,850	(2,629)	355,407
Industrial & miscellaneous	3,918,679	213,713	(18,154)	4,114,238
Credit tenant loans	6,449	645	—	7,094
Hybrids	8,297	153	—	8,450
Total	$4,743,873	$239,552	$(24,492)	$4,958,933

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities that it deems to have an OTTI in value in the period that the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a

B-78	Statement of Additional Information ■ Intelligent Variable Annuity

continued

period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators, ratings agencies and various public sources; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations; and (h) the potential for impairment based on an estimated discounted cash flow analysis for loan-backed and structured securities. Where impairment is considered to be other-than-temporary, the Company recognizes a write-down as a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value. Once an impairment write-down has been recorded, the Company continues to review the impaired security for potential impairments on an ongoing basis.

Unrealized Losses on Bonds: The gross unrealized losses and estimated fair values for bonds by the length of time that individual securities had been in a continuous unrealized loss position are shown in the table below (in thousands):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2015
All other bonds	$1,986,891	$(71,595)	$1,915,296	$314,250	$(36,276)	$277,974
Loaned-backed and structured bonds	107,438	(1,613)	105,825	52,028	(2,163)	49,865
Total	$2,094,329	$(73,208)	$2,021,121	$366,278	$(38,439)	$327,839

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2014
All other bonds	$488,980	$(8,767)	$480,213	$490,794	$(12,506)	$478,288
Loaned-backed and structured bonds	30,151	(96)	30,055	116,447	(3,123)	113,324
Total	$519,131	$(8,863)	$510,268	$607,241	$(15,629)	$591,612

Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other-than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed and asset-backed securities are shown separately in the table below, as they are not due at a single maturity date (in thousands):

	December 31, 2015		December 31, 2014
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$330,274	$333,965	$274,922	$277,845
Due after one year through five years	1,269,800	1,269,273	1,419,864	1,441,372
Due after five years through ten years	1,616,301	1,616,815	1,224,277	1,262,722
Due after ten years	1,575,568	1,585,895	1,302,832	1,437,790
Subtotal	4,791,943	4,805,948	4,221,895	4,419,729
Residential mortgage-backed securities	232,402	239,224	293,170	302,739
Commercial mortgage-backed securities	55,514	58,408	113,715	117,285
Asset-backed securities	162,279	164,092	115,093	119,180
Subtotal	450,195	461,724	521,978	539,204
Total	$5,242,138	$5,267,672	$4,743,873	$4,958,933

Intelligent Variable Annuity ■ Statement of Additional Information	B-79

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (dollars in thousands):

	2015		2014
NAIC 1 and 2	$5,183,481	98.9%	$4,670,278	98.4%
NAIC 3 through 6	58,657	1.1	73,595	1.6
Total	$5,242,138	100.0%	$4,743,873	100.0%

Bond Diversification: The carrying values of long-term bond investments were diversified by the following classification at December 31 as follows:

	2015	2014
Manufacturing	24.0%	24.5%
Finance and financial services	14.9	15.3
Public utilities	12.8	12.2
Transportation	8.5	5.5
Oil and gas	6.8	7.7
U.S. and other governments	6.3	7.1
Residential mortgage-backed securities	4.4	6.2
Communication	4.2	3.9
Services	4.1	3.2
Real estate investment trusts	3.1	1.9
Asset Backed Securities	3.1	2.4
Mining	2.8	3.8
Revenue and special obligation	2.4	2.7
Retail and wholesale trade	1.5	1.2
Commercial mortgage backed securities	1.1	2.4
Total	100.0%	100.0%

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

For the years ended December 31, 2015 and 2014, the Company did not recognize any OTTI on loan-backed or structured securities where it lacked the ability to retain the security for a period of time sufficient to recover the amortized cost basis or where the present value of the cash flows expected to be collected was less than the amortized cost basis.

For the year ended December 31, 2015, the Company did not recognize any OTTI on loan-backed or structured securities where it had the intent to sell. The following table represents OTTI on securities with the intent to sell for the year ended December 31, 2014 (in thousands):

	1	2		3
	Amortized	OTTI Recognized in Loss
	Cost Basis Before OTTI	2a Interest	2b Non-interest	Fair Value 1-(2a+2b)
OTTI recognized Intent to sell	$2,922	$—	$72	$2,850

Note 4—subsidiaries and affiliates

The Company has no investments in subsidiary, controlled or affiliated entities (“SCA”) that exceed 10% of its admitted assets.

At December 31, 2015 or 2014, respectively, the Company has the following as amounts due to parent, subsidiaries, and affiliates (in thousands):

	2015	2014
Amounts due to parent, subsidiaries, and affiliates	$15,266	$13,100

B-80	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Note 5—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31, are as follows (in thousands):

	2015	2014	2013
Bonds	$183,389	$163,914	$151,290
Stocks	—	167	151
Other long-term investments	641	798	781
Cash, cash equivalents and short-term investments	47	33	28
Contract loans	759	594	400
Total gross investment income	184,836	165,506	152,650
Less investment expenses	(3,872)	(4,471)	(3,846)
Net investment income before amortization of IMR	180,964	161,035	148,804
Plus amortization of IMR	577	1,244	1,525
Net investment income	$181,541	$162,279	$150,329

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions of investments and write-downs due to OTTI for the years ended December 31 are as follows (in thousands):

	2015	2014	2013
Bonds	$(8,112)	$4,434	$3,031
Stocks	26	212	—
Cash, cash equivalent and short-term investments	5	31	13
Total before capital gain (loss) tax and transfers to IMR	(8,081)	4,677	3,044
Transfers to IMR	5,270	(540)	(2,360)
Capital gain/loss tax benefit (expense)	(1,728)	(1,168)	(721)
Net realized capital gains (losses) less capital gains tax, after transfers to IMR	$(4,539)	$2,969	$(37)

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31 (in thousands):

	2015	2014	2013
Other-than-temporary impairments:
Bonds	$5,968	$72	$876

Information related to the sales of long term bonds for the years ended December 31 are as follows (in thousands):

	2015	2014	2013
Proceeds from sales	$59,926	$39,351	$66,840
Gross gains on sales	$477	$119	$2,513
Gross losses on sales	$2,759	$54	$373

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

Note 6—disclosures about fair value of financial instruments

Fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Intelligent Variable Annuity ■ Statement of Additional Information	B-81

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy at December 31, 2015 (in thousands):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3
Assets:
Bonds	$5,267,672	$5,242,138	$—	$5,263,853	$3,819
Common stock	879	879	879	—	—
Preferred stock	1,500	183	1,500	—	—
Separate account assets	5,199,035	5,222,661	1,907,088	3,291,947	—
Contract loans	18,683	18,683	—	—	18,683
Cash, cash equivalent & short term investments	166,032	166,031	13,195	152,837	—
Total	$10,653,801	$10,650,575	$1,922,662	$8,708,637	$22,502

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3
Liabilities:
Deposit-type contracts	$2,503,805	$2,503,805	$—	$—	$2,503,805
Separate account liabilities	5,203,712	5,203,712	—	—	5,203,712
Total	$7,707,517	$7,707,517	$—	$—	$7,707,517

B-82	Statement of Additional Information ■ Intelligent Variable Annuity

continued

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy at December 31, 2014 (in thousands):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3
Assets:
Bonds	$4,958,933	$4,743,873	$—	$4,951,439	$7,494
Common stock	607	607	607	—	—
Preferred stock	1,680	183	1,680	—	—
Separate account assets	4,846,688	4,851,892	1,714,724	3,131,964	—
Contract loans	16,077	16,077	—	—	16,077
Cash, cash equivalent & short term investments	90,507	90,507	62,515	27,992	—
Total	$9,914,492	$9,703,139	$1,779,526	$8,111,395	$23,571

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3
Liabilities:
Deposit-type contracts	$2,298,473	$2,298,473	$—	$—	$2,298,473
Separate account liabilities	4,838,207	4,838,207	—	—	4,838,207
Total	$7,136,680	$7,136,680	$—	$—	$7,136,680

The estimated fair values of the financial instruments presented above were determined by the Company using market information available as of December 31, 2015 and 2014. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Common stocks and separate account assets in Level 1 primarily include mutual fund investments valued by the respective mutual fund companies and exchange traded equities.

Level 2 financial instruments

Bonds included in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Separate account assets in Level 2 consist principally of corporate bonds, short term government agency notes and commercial paper.

Level 3 financial instruments

Valuation techniques for bonds included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

There are no securities measured and reported at fair value in Level 3 as of December 31, 2015 and 2014.

Intelligent Variable Annuity ■ Statement of Additional Information	B-83

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Assets and liabilities measured and reported at fair value

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value at December 31 (in thousands):

	2015
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Common stock
Industrial and miscellaneous	$879	$—	$—	$879
Separate account assets	1,887,181	43,544	—	1,930,725
Total assets at fair value	$1,888,060	$43,544	$—	$1,931,604

Total liabilities at fair value	$—	$—	$—	$—

	2014
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Common stock
Industrial and miscellaneous	$607	$—	$—	$607
Separate account assets	1,645,363	45,450	—	1,690,813
Total assets at fair value	$1,645,970	$45,450	$—	$1,691,420

Total liabilities at fair value	$—	$—	$—	$—

Transfers between Level 1 and Level 2

Periodically, the Company has transfers between Level 1 and Level 2 due to the availability of quoted prices for identical assets in active markets at the measurement date. The Company’s policy is to recognize transfers between levels as of the actual date of the event or change in circumstances that caused the transfer.

For assets and liabilities held at December 31, 2015 and 2014, the Company had no transfers between Level 1 and Level 2 of the fair value hierarchy.

Reconciliation of Level 3 assets and liabilities measured and reported at fair value

At December 31, 2015 and 2014, there are no assets or liabilities measured and reported at fair value using Level 3 inputs. The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Note 7—restricted assets

The following table provides information on amounts and the nature of assets pledged to others as collateral or otherwise restricted by the Company (dollars in thousands):

	Gross Restricted
	12/31/2015								Percentage
	1	2	3	4	5	6	7	8	9	10
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
On deposit with states	$8,154	$—	$—	$—	$8,154	$8,242	$(88)	$8,154	0.075%	0.076%

B-84	Statement of Additional Information ■ Intelligent Variable Annuity

continued

	Gross Restricted
	12/31/2014								Percentage
	1	2	3	4	5	6	7	8	9	10
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
On deposit with states	$8,242	$—	$—	$—	$8,242	$8,324	$(82)	$8,242	0.084%	0.084%

Note 8—premiums and annuity considerations deferred and uncollected

Premium and annuity considerations deferred and uncollected at December 31 (in thousands):

	2015		2014
	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$1,394	$1,746	$1,402	$1,714
Ordinary renewal	17,079	47,349	15,614	44,427
Total	$18,473	$49,095	$17,016	$46,141

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium net of reinsurance that is due and unpaid at the reporting date. Net premium is the amounts used in the calculation of reserves.

Note 9—separate accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2015, the Company reported separate account assets and liabilities for the following products: variable life, variable annuity, fixed annuity, group life and group annuity.

The Company’s Separate Account VLI-1 (“VLI-1”) is a unit investment trust and was organized on May 23, 2001, and established under New York Law for the purpose of issuing and funding flexible premium variable universal life insurance policies. The assets of this account are carried at fair value.

The Company’s Separate Account VLI-2 (“VLI-2”) is a unit investment trust and was organized on February 15, 2012 and established under New York Law for the purpose of issuing and funding group and individual variable life insurance policies. The assets of this account are carried at fair value.

The Company’s Separate Account VA-1 (“VA-1”) was established on July 27, 1998 to fund individual non-qualified variable annuities. VA-1 is registered with the Securities and Exchange Commission (the “Commission”) as a unit investment trust under the Investment Company Act of 1940. The assets of this account are carried at fair value.

The Company’s Separate Account MVA-1 (“MVA-1”) was established on July 23, 2008, as a non-unitized Separate Account that supports flexible premium deferred fixed annuity contracts subject to withdrawal charges and a market value adjustment feature. The assets of this account are carried at fair value. During 2014, the Company redeemed $23,084 thousand of seed money from the Separate Account.

The Company’s Stable Value Separate Account-1 (“SVSA-1”) was established on May 14, 2012 as a non-unitized guaranteed separate account that supports book value separate account agreement contracts issued to certain externally managed stable value funds. The assets of this account are carried at amortized cost.

The Company’s Stable Value Separate Account-2 (“SVSA-2”) was established on May 21, 2012 as a non-unitized guaranteed separate account that supports book value separate account agreement contracts issued to certain externally managed stable value funds. The assets of this account are carried at amortized cost.

The Company’s Stable Value Separate Account-3 (“SVSA-3”) was established on November 13, 2013 as a non-unitized guaranteed separate account that supports book value separate account agreement contracts issued to certain externally managed stable value funds. The assets of this account are carried at amortized cost.

SVSA accounts support contracts issued as one of several vehicles for stable value funds. Participant withdrawals from the stable value fund are typically funded through the stable value fund’s cash buffer account which is held outside of the contract. In the

Intelligent Variable Annuity ■ Statement of Additional Information	B-85

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

event that the stable value fund’s cash buffer account is insufficient to pay participant and plan sponsor withdrawals, the sponsor of the stable value fund may request that the Company’s pro-rata share of such excess amounts be paid from the Company’s contract. Certain participant withdrawals requested from the Company’s contract are paid at book value and others are paid at the lesser of book value or market value. Plan Sponsor withdrawals from the stable value fund are typically paid (to the extent the fund’s cash buffer account is insufficient) at book value as long as 12 months advance notice is provided by the plan sponsor.

SVSA contracts utilize an interest crediting formula that includes a guaranteed crediting rate adjusted for the market value of the separate account assets over a period reflecting the duration of such assets.

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classifications of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference
TC Life VLI-1	Variable life	Section 4240 of the New York Insurance Law
TC Life VLI-2	Variable life	Section 4240 of the New York Insurance Law
TC Life VA-1	Variable annuity	Section 4240 of the New York Insurance Law
TC Life MVA-1	Fixed annuity	Section 4240 of the New York Insurance Law
TC Life SVSA-1	Group annuity GIC	Section 4240 (a)(5)(ii) of the New York Insurance Law
TC Life SVSA-2	Group annuity GIC	Section 4240 (a)(5)(ii) of the New York Insurance Law
TC Life SVSA-3	Group annuity GIC	Section 4240 (a)(5)(ii) of the New York Insurance Law

In accordance with the provisions of the separate account products, some assets are considered legally insulated while others are not legally insulated from the general account. Legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2015, the Company’s Separate Account assets includes both assets legally insulated and not legally insulated from the general account as follows (in thousands):

	2015		2014
	Separate Account Assets		Separate Account Assets
Product	Legally Insulated	Not Legally Insulated	Legally Insulated	Not Legally Insulated
TC Life VLI-1	$122,836	$—	$99,979	$—
TC Life VLI-2	75,611	—	53,634	—
TC Life VA-1	1,684,224	—	1,484,466	—
TC Life MVA-1	—	48,054	—	52,734
TC Life SVSA-1	1,186,681	—	1,270,479	—
TC Life SVSA-2	985,253	—	784,300	—
TC Life SVSA-3	1,120,002	—	1,106,300	—
Total	$5,174,607	$48,054	$4,799,158	$52,734

In accordance with the specific rules for products recorded within the separate account, some separate account liabilities are guaranteed by the general account.

As of December 31, 2015 and 2014, the general account of the Company has a maximum guarantee for separate account liabilities of $7,779 thousand and $2,323 thousand, respectively. The amount paid for risk charges is not explicit, but rather embedded within the mortality and expense charges. The separate accounts had no reserves for asset default risk that were recorded in lieu of contributions to AVR.

Although the Company owns the assets of these separate accounts, the separate accounts’ income, investment gains and investment losses are credited to or charged against the assets of the separate accounts without regard to the Company’s other income, gains or losses.

B-86	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Information regarding separate accounts of the Company is as follows (in thousands):

	2015
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$403,757	$—	$374,557	$778,314
Reserves at 12/31/15 for accounts at:
Fair value	$20,804	$17,613	$1,878,761	$1,917,178
Amortized cost	3,275,936	—	—	3,275,936
Total reserves	$3,296,740	$17,613	$1,878,761	$5,193,114

By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$20,804	$17,613	$—	$38,417
At fair value	3,275,936	—	1,878,761	5,154,697
Not subject to discretionary withdrawal	—	—	—	—
Total reserves	$3,296,740	$17,613	$1,878,761	$5,193,114

	2014
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations, or deposits	$824,282	$—	$354,973	$1,179,255
Reserves
Reserves at 12/31/14 for accounts at:
Fair value	$22,325	$20,792	$1,635,095	$1,678,212
Amortized cost	3,115,288	—	—	3,115,288
Total reserves	$3,137,613	$20,792	$1,635,095	$4,793,500

By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$22,325	$20,792	$—	$43,117
At fair value	3,115,288	—	1,635,095	4,750,383
Not subject to discretionary withdrawal	—	—	—	—
Total reserves	$3,137,613	$20,792	$1,635,095	$4,793,500

	2013
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations, or deposits	$1,540,355	$—	$247,444	$1,787,799
Reserves
Reserves at 12/31/13 for accounts at:
Fair value	$34,473	$22,367	$1,300,243	$1,357,083
Amortized cost	2,269,111	—	—	2,269,111
Total reserves	$2,303,584	$22,367	$1,300,243	$3,626,194

By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$34,473	$22,367	$—	$56,840
At fair value	2,269,111	—	1,300,243	3,569,354
Not subject to discretionary withdrawal	—	—	—	—
Total reserves	$2,303,584	$22,367	$1,300,243	$3,626,194

Intelligent Variable Annuity ■ Statement of Additional Information	B-87

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The following is a reconciliation of transfers to or (from) the Company to the Separate Accounts (in thousands):

	2015	2014	2013
Transfers as reported in the Summary of Operations of the separate accounts statement:
Transfers to separate accounts	$381,946	$366,901	$266,154
Transfers from separate accounts	(121,515)	(139,172)	(122,691)
Net transfers to separate accounts	260,431	227,729	143,463

Reconciling adjustments:
Fund transfer exchange gain (loss)	(686)	(177)	(233)
Transfers as reported in the Company’s Statements of Operations	$259,745	$227,552	$143,230

Note 10—related party transactions

The majority of services for the operation of the Company are provided at cost by TIAA pursuant to a service agreement. Expense reimbursement payments under the service agreement are made monthly by the Company to TIAA based on TIAA’s costs for providing such services. The Company also reimburses TIAA, at cost, on a monthly basis for certain investment management services, according to the terms of an investment management agreement. Reimbursements made to TIAA for the years ended December 31, are as follows (in thousands):

	2015	2014	2013
Reimbursements to TIAA	$120,676	$105,472	$91,136

Teachers Advisors, Inc. (“Advisors”), a subsidiary of TIAA-CREF Asset Management LLC (“TCAM”), which is an indirectly owned subsidiary of TIAA, provides investment advisory services and other administrative services for the Company’s Separate Accounts in accordance with an Investment Management Agreement. Teachers Personal Investors Services, Inc. (“TPIS”), a subsidiary of TCAM and TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, are authorized to distribute contracts for the Separate Accounts. Reimbursement made to Advisors for services for the years ended December 31, are as follows (in thousands):

	2015	2014	2013
Reimbursements to Advisors	$4,724	$3,798	$2,229

Effective May 1, 2012, the Company reimbursed TPIS and Services, on an at cost basis, for distribution services for variable life and after tax annuities. Expenses associated with the distribution services agreement for the years ended December 31, are as follows (in thousands):

	2015	2014	2013
Reimbursement to TPIS and Services	$14,013	$14,265	$11,807

Services for certain funding agreements for qualified state tuition programs for which TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly-owned subsidiary of TIAA, is the program manager, are provided to the Company by TFI pursuant to a service agreement between the Company and TFI. Payments associated with this service agreement for the years ended December 31, are as follows (in thousands):

	2015	2014	2013
Payments to TFI	$10,296	$8,724	$8,754

The Company has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that the Company will have the greater of (a) capital and surplus of $250,000 thousand, (b) the amount of capital and surplus necessary to maintain the Company’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain the Company’s financial strength ratings at least the same as TIAA’s rating. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any creditor of the Company with recourse to TIAA.

The Company maintains a $100,000 thousand unsecured 364-day revolving line of credit with TIAA. This line has an expiration date of July 11, 2016. As of December 31, 2015, $30,000 thousand of this facility was maintained on a committed basis for which the Company paid a commitment fee of 7.0 basis points on the unused committed amount. During the period ending

B-88	Statement of Additional Information ■ Intelligent Variable Annuity

continued

December 31, 2015, 28 draw-downs totaling $51,500 thousand were made under this line of credit arrangement of which none were outstanding as of December 31, 2015.

Note 11—federal income taxes

The application of SSAP No. 101 requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. As of December 31, 2015, and December 31, 2014, the Company has not recorded a valuation allowance on deferred tax assets.

The components of net deferred tax assets (“DTA”) and deferred tax liabilities (“DTL”) at December 31 are as follows (in thousands):

	12/31/2015			12/31/2014			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
a) Gross deferred tax assets	$60,872	$7,522	$68,394	$47,252	$4,692	$51,944	$13,620	$2,830	$16,450
b) Statutory valuation allowance adjustments	—	—	—	—	—	—	—	—	—
c) Adjusted gross deferred tax assets (a–b)	60,872	7,522	68,394	47,252	4,692	51,944	13,620	2,830	16,450
d) Deferred tax assets non-admitted	41,471	6,114	47,585	29,101	3,022	32,123	12,370	3,092	15,462
e) Subtotal net admitted deferred tax asset (c–d)	19,401	1,408	20,809	18,151	1,670	19,821	1,250	(262)	988
f) Deferred tax liabilities	1,538	802	2,340	1,263	1,064	2,327	275	(262)	13
g) Net admitted deferred tax assets/(net deferred tax liability) (e–f)	$17,863	$606	$18,469	$16,888	$606	$17,494	$975	$—	$975

	12/31/2015			12/31/2014			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
Admission Calculation Components SSAP No. 101 (in thousands)
a) Federal income taxes paid in prior years recoverable through loss carrybacks	$17,863	$606	$18,469	$16,337	$606	$16,943	$1,526	$—	$1,526
b) Adjusted gross DTA expected to be realized (excluding the amount of DTA from 2(a) above after application of the threshold limitation. (The lesser of (b)1 and (b)2 below)		—	—	551	—	551	(551)	—	(551)
1. Adjusted gross DTA expected to be realized following the balance sheet date		—	—	551	—	551	(551)	—	(551)
2. Adjusted gross DTA allowed per limitation threshold	—	—	51,607	—	—	50,562	XXX	XXX	1,045
c) Adjusted gross DTA (excluding the amount of DTA from (a) and (b) above) offset by gross DTL	1,538	802	2,340	1,263	1,064	2,327	275	(262)	13
d) DTA admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$19,401	$1,408	$20,809	$18,151	$1,670	$19,821	$1,250	$(262)	$988

(a) Ratio Percentage Used to Determine Recovery Period and Threshold Limitation Amount	839%	914%
(b) Amount Of Adjusted Capital And Surplus Used To Determine The Threshold Limitation In (b)2 Above (in thousands)	$344,049	$337,081

	12/31/2015		12/31/2014		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital
Impact of Tax Planning Strategies (dollars in thousands):
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
Adjusted gross DTAs amount from note 10A1(c)	$60,872	$7,522	$47,252	$4,692	$13,620	$2,830
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%	—%	—%
Net admitted adjusted gross DTAs amount from note 10A1(e)	$19,401	$1,408	$18,151	$1,670	$1,250	$(262)
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

Intelligent Variable Annuity ■ Statement of Additional Information	B-89

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The Company does not have deferred tax liabilities that are not recognized.

The Company does not use reinsurance in its tax-planning strategy.

Current income taxes incurred consist of the following major components (in thousands):

	12/31/2015	12/31/2014	12/31/2013
Current income tax:
Federal income tax expense	$4,198	$7,074	$7,007
Foreign taxes	—	—	—
Subtotal	$4,198	$7,074	$7,007
Federal income taxes expense on net capital gains	649	1,322	720
Other	424	(362)	(57)
Federal and foreign income tax expense	$5,271	$8,034	$7,670

	12/31/2015	12/31/2014	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$16,993	$12,216	$4,777
Deferred acquisition costs	41,602	31,809	9,793
Unauthorized reinsurance	1,721	2,840	(1,119)
Receivables—non-admitted	271	—	271
Other (including items < 5% of total ordinary tax assets)	285	387	(102)
Subtotal	$60,872	$47,252	$13,620
Non-admitted	41,471	29,101	12,370
Admitted ordinary deferred tax assets	$19,401	$18,151	$1,250

Capital:
Investments	$7,522	$4,692	$2,830
Net capital loss carry-forward	—	—	—
Subtotal	$7,522	$4,692	$2,830
Statutory valuation allowance adjustment	—	—	—
Non-admitted	6,114	3,022	3,092
Admitted capital deferred tax assets	1,408	1,670	(262)
Admitted deferred tax assets	$20,809	$19,821	$988

Deferred tax liabilities:
Ordinary:
Investments	$1,219	$1,263	$(44)
Tax reserve weakening	319	—	319
Capital:
Investments	802	1,064	(262)
Deferred tax liabilities	$2,340	$2,327	$13

Net admitted deferred tax:
Assets/Liabilities	$18,469	$17,494	$975

B-90	Statement of Additional Information ■ Intelligent Variable Annuity

continued

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2015, are as follows (dollars in thousands):

Description	Amount	Effective Tax Rate
Provision computed at statutory rate	$(13,927)	35.00%
Dividends received deduction	(130)	0.33
SAGIC - ordinary income & capital gains	2,138	(5.37)
Amortization of interest maintenance reserve	(202)	0.51
Other permanent differences: lobbying expenses & tax exempt interest	(44)	0.11
Liability for unauthorized reinsurance	1,120	(2.81)
Prior year true-up	414	(1.04)
Other	(535)	1.33
Total	$(11,166)	28.06%

Federal and foreign income tax incurred	$5,271	(13.25)%
Change in net deferred income tax charge (benefit)	(16,437)	41.31
Total statutory income taxes	$(11,166)	28.06%

At December 31, 2015, the Company had no net operating loss carry forwards or capital loss carry forwards.

Income tax, ordinary and capital available for recoupment from its parent, TIAA, in the event of future net losses include (in thousands):

Year Incurred	Ordinary	Capital	Total
2013	$6,632	$—	$6,632
2014	6,305	2,228	8,533
2015	4,198	649	4,847
Total	$17,135	$2,877	$20,012

There were no deposits reported as admitted assets under IRC Section 6603.

The Company files a consolidated federal income tax return with its parent, TIAA and its affiliates:

1) 730 Texas Forest Holdings, Inc.

2) Covariance Capital Management, Inc.

3) GreenWood Resources, Inc.

4) JWL Properties, Inc.

5) ND Properties, Inc.

6) Nuveen Asia Investments, Inc.*

7) Nuveen Holdings, Inc.*

8) Nuveen Investments, Inc.*

9) Nuveen Investments Advisers Inc.*

10) Nuveen Investments Holdings, Inc.*

11) Nuveen Investments Institutional Services Group, LLC*

12) Nuveen Investment Solutions, Inc.*

13) Nuveen Securities, LLC*

14) Oleum Holding Company, Inc.

15) Rittenhouse Asset Management, Inc.*

16) T-C Europe Holdings, Inc.

17) T-C SP, Inc.

18) T-C Sports Co., Inc.

19) T-Investment Properties Corp.

20) TCT Holdings, Inc.

21) Teachers Advisors, Inc.

22) Teachers Insurance and Annuity Association of America

23) Teachers Personal Investors Service, Inc.

24) Terra Land Company

25) TIAA Asset Management Finance Company, LLC*

26) TIAA Board of Overseers

Intelligent Variable Annuity ■ Statement of Additional Information	B-91

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

27) TIAA-CREF Tuition Financing, Inc.

28) TIAA-CREF Trust Company, FSB

29) Westchester Group Asset Management, Inc.

30) Westchester Group Farm Management, Inc.

31) Westchester Group Investment Management, Inc.

32) Westchester Group Investment Management Holding, Inc.

33) Westchester Group Real Estate, Inc.

All consolidating companies, excluding those denoted with an asterisk (*) above, participate in a tax sharing agreement under the following criteria. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies included in this agreement are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

The companies denoted with an asterisk above (collectively, “TAMF subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, TIAA Asset Management Finance Company, LLC (“TAMF”) makes payments to TIAA for amounts equal to the federal income payments that the TAMF subgroup would be obliged to pay the federal government if the TAMF subgroup had actually filed a separate consolidated tax return. TAMF is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the TAMF subgroup could have carried back to a prior consolidated return year. However, in the event the TIAA consolidated group owes Alternative Minimum Tax (“AMT”) in a given year, TAMF will pay or receive reimbursements for its allocable share of tax, in an amount equal to the ratio that its standalone AMT liability bears to that of the consolidated group’s liability.

The Company had no federal or foreign income tax loss contingencies as determined in accordance with SSAP No. 5R. with the modifications provided in SSAP No. 101 for which it is reasonably possible that the total liability will significantly increase within 12 months of the reporting date.

The Company’s tax years 2010 through 2015 are open to examination by the IRS.

Note 12—pension plan and post-retirement benefits

The Company has no employees. TIAA allocates employee benefit expenses based on salaries attributable to the Company. The Company’s share of net expense for the qualified defined contribution plan and for other post-retirement benefit plans for the years ended December 31, are as follows (in thousands):

	2015	2014	2013
Qualified defined contribution plan	$3,739	$2,885	$2,499
Other post-retirement benefit plans	$113	$429	$696

Note 13—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151, Actuarial Guideline 43 (“AG43”) for variable annuity products and Actuarial Guideline 33 for all other products.

Based on the asset adequacy and AG43 analysis, the Company maintains additional reserve at the level of $45,000 thousand and $30,000 thousand for 2015 and 2014, respectively. On this basis, the Company determined that the Company’s reserves are sufficient to meet its obligations.

The Company performed asset adequacy analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves, and determined that its reserves are sufficient to meet its obligations.

B-92	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Withdrawal characteristics of annuity actuarial reserves and deposit-type contracts at December 31 are as follows (dollars in thousands):

	2015
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$38,417	$—	$38,417	0.4%
At book value less current surrender charge of 5% or more	—	—	—	—	—%
At fair value	—	3,275,936	1,684,752	4,960,688	56.2%
Total with adjustment or at fair value	$—	$3,314,353	$1,684,752	$4,999,105	56.6%
At book value without adjustment (minimal or no charge or adjustment)	3,711,463	—	—	3,711,463	41.9%
Not subject to discretionary withdrawal	137,010	—	—	137,010	1.5%
Total (gross)	$3,848,473	$3,314,353	$1,684,752	$8,847,578	100.0%

Reinsurance ceded	—	—	—	—
Total (net)	$3,848,473	$3,314,353	$1,684,752	$8,847,578

	2014
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$43,117	$—	$43,117	0.5%
At book value less current surrender charge of 5% or more	2,043	—	—	2,043	—%
At fair value	—	3,115,287	1,484,854	4,600,141	55.6%
Total with adjustment or at fair value	$2,043	$3,158,404	$1,484,854	$4,645,300	56.1%
At book value without adjustment (minimal or no charge or adjustment)	3,527,228	—	—	3,527,228	42.6%
Not subject to discretionary withdrawal	105,674	—	—	105,674	1.3%
Total (gross)	$3,634,945	$3,158,404	$1,484,854	$8,278,202	100.0%

Reinsurance ceded	—	—	—	—
Total (net)	$3,634,945	$3,158,404	$1,484,854	$8,278,202

For Ordinary Life Insurance (including term plans, universal life and variable universal life), reserves for all policies are calculated in accordance with New York State Insurance Regulation 147 using the 1980 CSO Table or 2001 CSO Table and interest rates of 3.5% through 4.5%. Term conversion reserves are based on the Company’s term conversion mortality experience and interest at 4.0%.

Liabilities for incurred but not reported life insurance claims and disability waiver of premium claims are based on historical experience and are set equal to a percentage of reserves. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. The Company has no policies where the surrender values were in excess of the legally computed reserves as of December 31, 2015 and 2014. The Company has $35,813,998 thousand and $32,914,168 thousand of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York as of December 31, 2015 and 2014, respectively. Premium deficiency reserves related to the above insurance total $15,604 thousand and $16,343 thousand at December 31, 2015 and 2014, respectively.

For retained assets, an accumulation account issued from the proceeds of annuity and life insurance policies, reserves are held equal to the current account balances.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost have all been determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest has been determined from the basic data.

Intelligent Variable Annuity ■ Statement of Additional Information	B-93

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Note 14—reinsurance

Reinsurance transactions included in the statutory-basis statements of operations within “Insurance and annuity premiums and other considerations” are as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Direct premiums	$842,146	$802,560	$599,917
Ceded premiums	(125,754)	(125,096)	(118,103)
Net premiums	$716,392	$677,464	$481,814

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. A liability is established for reserves ceded to unauthorized reinsurers which are not secured by or in excess of letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Amounts shown in the financial statements are reported net of the impact of reinsurance. The major lines in the accompanying financial statements that are reduced by the effect of these reinsurance agreements include (in thousands):

	2015	2014	2013
Reinsurance ceded:
Insurance and annuity premiums and other considerations	$125,754	$125,096	$118,103
Policy and contract benefits	22,708	29,940	26,240
Increase in policy and contract reserves	36,514	39,000	39,454
Reserves for life and health, annuities and deposit-type contracts	512,734	476,220	437,220

Note 15—capital and contingency reserves and shareholders’ dividends restrictions

The portion of unassigned surplus increased or (reduced) by each item below as of December 31 are as follows (in thousands):

	2015	2014
Net unrealized capital gains	$290	$54
Asset valuation reserve	(6,338)	(9,368)
Net deferred federal income tax	16,437	10,932
Change in non-admitted assets	(19,293)	(6,925)
Change in liability for reinsurance of unauthorized companies	3,199	(88)
Surplus withdrawn from separate accounts	—	23,379
Change in surplus of separate accounts	3,441	(19,716)
Surplus paid in	50,000	—

During 2015, TIAA contributed $50,000 thousand in capital to the Company to support continued business growth.

Capital: The Company has 2,500 shares of common stock authorized, issued and outstanding. All shares are Class A. The Company has no preferred stock outstanding.

Dividend Restrictions: Under the New York Insurance Law, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company generally has not paid dividends to its shareholder.

Note 16—contingencies

It is the opinion of management that any liabilities which might arise from litigation, state guaranty fund assessments, and other matters, over and above amounts already provided for in the financial statements, are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; Federal regulators, including the SEC and Federal governmental authorities. The Company cooperates in these inquiries.

B-94	Statement of Additional Information ■ Intelligent Variable Annuity

concluded

Note 17—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through April 11, 2016, the date the financial statements were available to be issued.

TIAA approved a $50,000 thousand capital contribution to the Company from its parent, TIAA, to support continued business growth. This contribution of cash occurred on February 25, 2016.

Intelligent Variable Annuity ■ Statement of Additional Information	B-95

B-96	Statement of Additional Information ■ Intelligent Variable Annuity

Report of management responsibility

April 4, 2016

To the Policyholders of Teachers Insurance and Annuity Association of America:

Financial statements

The accompanying statutory-basis financial statements of Teachers Insurance and Annuity Association of America (“TIAA”) are the responsibility of management. They have been prepared on the basis of statutory accounting principles, a comprehensive basis of accounting comprised of accounting principles prescribed or permitted by the New York State Department of Financial Services. The financial statements of TIAA have been presented fairly and objectively in accordance with such statutory accounting principles.

In addition, TIAA’s internal audit personnel provide regular reviews and assessments of the internal controls and operations of TIAA, and the Senior Managing Director, Chief Auditor regularly reports to the Audit Committee of the TIAA Board of Trustees.

The independent auditors of PricewaterhouseCoopers LLP have audited the accompanying statutory-basis financial statements of TIAA for the years ended December 31, 2015, 2014 and 2013. To maintain auditor independence and avoid even the appearance of a conflict of interest, it continues to be TIAA’s policy that any management advisory or consulting service, which is not in accordance with TIAA’s specific auditor independence policies designed to avoid such conflicts, be obtained from a firm other than the independent auditor. The independent auditors’ report expresses an opinion in all material respects on the fairness of presentation of these statutory-basis financial statements.

The Audit Committee of the TIAA Board of Trustees, comprised entirely of independent, non-management trustees, meets regularly with management, representatives of the independent auditor and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual independent audit of the TIAA statutory-basis financial statements, the New York State Department of Financial Services and other state insurance departments regularly examine the operations and financial statements of TIAA as part of their periodic corporate examinations.

Internal control over financial reporting

TIAA’s internal control over financial reporting is a process effected by those charged with governance, management and other personnel, designed to provide reasonable assurance regarding the preparation of reliable financial statements in accordance with statutory accounting principles. TIAA’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the entity; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with statutory accounting principles, and the receipts and expenditures of the entity are being made only in accordance with authorizations of management and those charged with governance; and (3) provide reasonable assurance regarding prevention, or timely detection and correction of unauthorized acquisition, use, or disposition of the entity’s assets that could have a material effect on the financial statements.

Management is responsible for establishing and maintaining effective internal control over financial reporting. Management assessed the effectiveness of the entity’s internal control over financial reporting as of December 31, 2015, based on the framework set forth by the Committee of Sponsoring Organizations of the Treadway Commission in Internal Control-Integrated Framework (2013 Framework). Based on that assessment, management concluded that, as of December 31, 2015, TIAA’s internal control over financial reporting is effective based on the criteria established in Internal Control-Integrated Framework (2013 Framework).

Management’s assessment of the effectiveness of internal control over financial reporting as of December 31, 2015 has been audited by PricewaterhouseCoopers LLP, an independent public accounting firm, as stated in their report dated April 4, 2016.

Roger W. Ferguson, Jr.	Virginia M. Wilson
President and Chief Executive Officer	Executive Vice President and Chief Financial Officer

Intelligent Variable Annuity ■ Statement of Additional Information	B-97

Independent auditor’s report

To the Board of Trustees of Teachers Insurance and Annuity Association of America

We have audited the accompanying statutory-basis financial statements of Teachers Insurance and Annuity Association of America, which comprise the statutory-basis statements of admitted assets, liabilities, and capital and contingency reserves as of December 31, 2015 and 2014 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for each of the three years in the period ended December 31, 2015. We also have audited Teachers Insurance and Annuity Association of America’s internal control over financial reporting as of December 31, 2015, based on criteria established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (“COSO”).

Management’s responsibility for the financial statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services; this includes the design, implementation, and maintenance of effective internal control over financial reporting relevant to the preparation and fair presentation of the statutory-basis financial statements that are free from material misstatement, whether due to error or fraud. Management is also responsible for its assertion about the effectiveness of internal control over financial reporting, included in the accompanying Report of Management Responsibility—Internal Control over Financial Reporting.

Auditor’s responsibility

Our responsibility is to express an opinion on the statutory-basis financial statements and an opinion on the Company’s internal control over financial reporting based on our audits. We conducted our audits of the statutory-basis financial statements in accordance with auditing standards generally accepted in the United States of America and our audit of internal control over financial reporting in accordance with attestation standards established by the American Institute of Certified Public Accountants. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement and whether effective internal control over financial reporting was maintained in all material respects.

An audit of financial statements involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances. An audit of financial statements also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. An audit of internal control over financial reporting involves obtaining an understanding of internal control over financial reporting, assessing the risk that a material weakness exists, and testing and evaluating the design and operating effectiveness of internal control over financial reporting based on the assessed risk, and performing such other procedures as we considered necessary in the circumstances. We believe that the audit evidence we obtained is sufficient and appropriate to provide a basis for our opinions.

Definitions and inherent limitations of internal control over financial reporting

A company’s internal control over financial reporting is a process effected by those charged with governance, management, and other personnel, designed to provide reasonable assurance regarding the preparation of reliable statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. A company’s internal control over financial reporting includes those policies and procedures that (i) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (ii) provide reasonable assurance that transactions are recorded as necessary to permit preparation of statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and those charged with governance; and (iii) provide reasonable assurance regarding prevention or timely detection and correction of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the statutory-basis financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent, or detect and correct misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

Basis for adverse opinion on U.S. generally accepted accounting principles

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the statutory-basis financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

B-98	Statement of Additional Information ■ Intelligent Variable Annuity

Adverse opinion on U.S. generally accepted accounting principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2015 and 2014, or the results of its operations or its cash flows thereof for each of the three years in the period ended December 31, 2015.

Opinions on statutory-basis of accounting and internal control over financial reporting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and contingency reserves of Teachers Insurance and Annuity Association of America as of December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015 in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2015, based on criteria established in Internal Control—Integrated Framework (2013) issued by COSO.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 4, 2016

Intelligent Variable Annuity ■ Statement of Additional Information	B-99

Statutory–basis statements of admitted assets, liabilities and capital and contingency reserves

Teachers Insurance and Annuity Association of America

	December 31,
(in millions)	2015	2014

ADMITTED ASSETS
Bonds	$181,247	$180,086
Preferred stocks	195	100
Common stocks	3,076	2,903
Mortgage loans	19,046	15,613
Real estate	1,938	1,966
Cash, cash equivalents and short-term investments	533	1,542
Contract loans	1,591	1,555
Derivatives	268	218
Securities lending collateral assets	827	614
Other long-term investments	25,998	26,018
Investment income due and accrued	1,765	1,756
Federal income taxes recoverable	—	5
Net deferred federal income tax asset	3,209	3,221
Other assets	504	506
Separate account assets	29,897	26,531
Total admitted assets	$270,094	$262,634

LIABILITIES, CAPITAL AND CONTINGENCY RESERVES
Liabilities
Reserves for life and health insurance, annuities and deposit-type contracts	$194,057	$189,956
Dividends due to policyholders	1,908	1,942
Interest maintenance reserve	1,927	2,106
Federal income taxes payable	19	—
Asset valuation reserve	3,910	5,020
Derivatives	42	123
Payable for collateral for securities loaned	827	614
Other liabilities	2,786	2,431
Separate account liabilities	29,883	26,522
Total liabilities	235,359	228,714

Capital and contingency reserves
Capital (2,500 shares of $1,000 par value common stock issued and outstanding and $550,000 paid-in capital)	3	3
Surplus notes	4,000	4,000
Contingency reserves:
For investment losses, annuity and insurance mortality, and other risks	30,732	29,917
Total capital and contingency reserves	34,735	33,920

Total liabilities, capital and contingency reserves	$270,094	$262,634

B-100	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to statutory-basis financial statements

Statutory–basis statements of operations

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
(in millions)	2015	2014	2013

REVENUES
Insurance and annuity premiums and other considerations	$13,659	$12,910	$14,395
Annuity dividend additions	1,574	1,783	1,585
Net investment income	11,335	11,253	11,274
Other revenue	289	251	242
Total revenues	$26,857	$26,197	$27,496

BENEFITS AND EXPENSES
Policy and contract benefits	$14,575	$13,992	$13,136
Dividends to policyholders	3,334	3,589	3,409
Increase in policy and contract reserves	3,922	3,927	5,749
Net operating expenses	1,643	1,689	1,183
Net transfers to separate accounts	1,725	1,676	1,879
Total benefits and expenses	$25,199	$24,873	$25,356

Income before federal income taxes and net realized capital gains (losses)	$1,658	$1,324	$2,140
Federal income tax (benefit)	(83)	(37)	(28)
Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(487)	(377)	(417)
Net income	$1,254	$984	$1,751

See notes to statutory-basis financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-101

Statutory–basis statements of changes in capital and contingency reserves

Teachers Insurance and Annuity Association of America

(in millions)	Capital Stock and Additional Paid-in Capital	Contingency Reserves	Total

Balance, December 31, 2012	$3	$29,306	$29,309
Net income	—	1,751	1,751
Net unrealized capital gains on investments	—	1,193	1,193
Change in asset valuation reserve	—	(1,209)	(1,209)
Change in surplus of separate accounts	—	(18)	(18)
Change in net deferred income tax	—	(1,083)	(1,083)
Change in post-retirement benefit liability	—	(11)	(11)
Change in non-admitted assets:
Deferred federal income tax asset	—	937	937
Other assets	—	(90)	(90)
Balance, December 31, 2013	$3	$30,776	$30,779

Net income	—	984	984
Net unrealized capital gains on investments	—	337	337
Change in asset valuation reserve	—	(387)	(387)
Change in net deferred income tax	—	(447)	(447)
Change in post-retirement benefit liability	—	60	60
Change in non-admitted assets:
Deferred federal income tax asset	—	579	579
Other assets	—	15	15
Issuance of surplus notes	—	2,000	2,000
Balance, December 31, 2014	$3	$33,917	$33,920

Net income	—	1,254	1,254
Net unrealized capital losses on investments	—	(1,433)	(1,433)
Change in asset valuation reserve	—	1,110	1,110
Change in net deferred income tax	—	(160)	(160)
Change in post-retirement benefit liability	—	1	1
Change in non-admitted assets:
Deferred federal income tax asset	—	147	147
Other assets	—	(104)	(104)
Balance, December 31, 2015	$3	$34,732	$34,735

B-102	Statement of Additional Information ■ Intelligent Variable Annuity	See notes to statutory-basis financial statements

Statutory–basis statements of cash flows

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
(in millions)	2015	2014	2013

CASH FROM OPERATIONS
Insurance and annuity premiums and other considerations	$13,666	$12,914	$14,398
Net investment income	10,776	10,742	10,770
Miscellaneous income	281	249	219
Total receipts	24,723	23,905	25,387
Policy and contract benefits	14,211	13,736	12,954
Operating expenses	1,756	1,561	1,276
Dividends paid to policyholders	1,794	1,801	1,741
Federal income tax benefit	(108)	(32)	(13)
Net transfers to separate accounts	1,726	1,673	1,505
Total Disbursements	19,379	18,739	17,463
Net cash from operations	5,344	5,166	7,924

CASH FROM INVESTMENTS
Proceeds from investments sold, matured, or repaid:
Bonds	22,145	24,289	26,969
Stocks	819	207	872
Mortgage loans and real estate	2,419	2,434	2,131
Other invested assets	2,624	2,473	3,293
Miscellaneous proceeds	333	365	12
Cost of investments acquired:
Bonds	23,440	23,043	32,998
Stocks	1,167	474	936
Mortgage loans and real estate	6,145	4,016	3,753
Other invested assets	4,047	8,665	3,482
Miscellaneous applications	254	703	248
Net cash from investments	(6,713)	(7,133)	(8,140)

CASH FROM FINANCING AND OTHER
Issuance of surplus notes	—	2,000	—
Borrowed money	—	—	(51)
Net deposits on deposit-type contracts funds	20	71	70
Other cash provided (applied)	340	76	(122)
Net cash from financing and other	360	2,147	(103)
NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	(1,009)	180	(319)
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	1,542	1,362	1,681

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$533	$1,542	$1,362

See notes to statutory-basis financial statements	Intelligent Variable Annuity ■ Statement of Additional Information	B-103

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 1—organization

Teachers Insurance and Annuity Association of America (“TIAA” or the “Company”) was established in 1918 as a legal reserve life insurance company under the insurance laws of the State of New York. All of the outstanding common stock of TIAA is held by the TIAA Board of Overseers (“Board of Overseers”), a not-for-profit corporation incorporated in the State of New York originally created for the purpose of holding the stock of TIAA.

The Company’s primary purpose is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing retirement and insurance benefits for their employees and their families and by counseling such organizations and their employees on benefit plans and other measures of economic security.

Note 2—significant accounting policies

Basis of presentation:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and contingency reserves between NAIC SAP and the New York SAP annual statement filed with the Department. The primary differences arise because the Company maintains more conservative reserves, as prescribed or permitted by New York SAP, under which annuity reserves are generally discounted on the basis of mortality tables and contractually guaranteed interest rates.

The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

	For the Years Ended December 31,
(in millions)	2015	2014	2013
Net income, New York SAP	$1,254	$984	$1,751
New York SAP prescribed practices:
Additional reserves for:
Term conversions	—	—	2
Deferred and payout annuities issued after 2000	25	94	73
Net income, NAIC SAP	$1,279	$1,078	$1,826

Capital and contingency reserves, New York SAP	$34,735	$33,920	$30,779
New York SAP prescribed practices:
Additional reserves for:
Term conversions	20	20	20
Deferred and payout annuities issued after 2000	4,109	4,084	3,990
Capital and contingency reserves, NAIC SAP	$38,864	$38,024	$34,789

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be “available for sale” are carried at fair value under GAAP rather than at amortized cost under NAIC SAP;

•	Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

B-104	Statement of Additional Information ■ Intelligent Variable Annuity

continued

•	For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such declines in fair value are not recorded until a credit loss occurs;

•	Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings under GAAP rather than as unrealized losses on impairments included in the Asset Valuation Reserve, which is a component of surplus under NAIC SAP;

•	Changes in the value of certain other long-term investments accounted for under the equity method of accounting are recorded through earnings under GAAP rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•	Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary;

•	Contracts that contain an embedded derivative are not bifurcated between components and are accounted for as part of the host contract, whereas under GAAP, the embedded derivative would be bifurcated from the host contract and accounted for separately;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves;

•	The Asset Valuation Reserve (“AVR”) is eliminated as it is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•	The Interest Maintenance Reserve (“IMR”) is eliminated as it is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold;

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved;

•	Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued under GAAP rather than being expensed when incurred;

•	Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest under GAAP rather than being based on statutory mortality, morbidity and interest requirements;

•	Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•	Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, contracts that have any mortality and morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts and amounts received under these contracts are reported as revenue;

•	Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•	When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

The effects of these differences, while not determined, are presumed to be material.

Reclassifications: Certain amounts in the 2014 and 2013 statutory financial statements have been reclassified to conform with the 2015 presentation.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of other-than-temporary impairments, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

Intelligent Variable Annuity ■ Statement of Additional Information	B-105

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Investments: Publicly traded securities are accounted for as of the date the investments are purchased or sold (trade date). Other investments are recorded on the settlement date. Realized capital gains and losses on investment transactions are accounted for under the specific identification method. A realized loss is recorded when an impairment is considered to be other-than-temporary.

Bonds: Bonds are stated at amortized cost using the current effective interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities, which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost basis, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or the Company does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

Preferred Stocks: Preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6 which are stated at the lower of amortized cost or fair value. The fair values of preferred stocks are determined using prices provided by third party pricing services or valuations from the NAIC. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Common Stocks: Unaffiliated common stocks are stated at fair value, which is based on quoted market prices, where available. Changes in fair value are recorded through surplus as an unrealized gain or loss. For common stocks without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Mortgage Loans: Mortgage loans are stated at amortized cost, net of valuation allowances. Mortgage loans held for sale are stated at the lower of amortized cost or fair value. Mortgage loans are evaluated for impairment when it is probable that the receipt of contractual payments of principal and interest may not occur when scheduled. If the impairment is considered to be temporary, a valuation allowance is established for the excess of the carrying value of the mortgage over its estimated fair value. Changes in valuation allowance for mortgage loans are included in net unrealized capital gains and losses on investments. When an event occurs resulting in an impairment that is other-than-temporary, a direct write-down is recorded as a realized loss and a new cost basis is established. The fair value of mortgage loans is generally determined using a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Real Estate: Real estate occupied by the Company and real estate held for the production of income is carried at depreciated cost, less encumbrances. Real estate held for sale is carried at the lower of depreciated cost or fair value, less encumbrances, and estimated costs to sell. The Company utilizes the straight-line method of depreciation on real estate and it is generally computed over a forty-year period. A real estate property may be considered impaired when events or circumstances indicate that the carrying value may not be recoverable. When the Company determines that an investment in real estate is impaired, a direct write-down is made to reduce the carrying value of the property to its estimated fair value based on an external appraisal, net of encumbrances, and a realized loss is recorded.

B-106	Statement of Additional Information ■ Intelligent Variable Annuity

continued

The Company makes investments in commercial real estate directly, through wholly owned subsidiaries and through real estate limited partnerships. The Company monitors the effects of current and expected market conditions and other factors on its real estate investments to identify and quantify any impairment in value. The Company assesses assets to determine if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company evaluates the recoverability of income producing investments based on undiscounted cash flows and then reviews the results of an independent third party appraisal to determine the fair value and if an impairment is required.

Other Long-term Investments: Other long-term investments primarily include investments in joint ventures, partnerships, and limited liability companies which are stated at cost adjusted for the Company’s percentage of the most recent available financial statements based on the underlying U.S. GAAP, International Financial Reporting Standards or U.S. Tax basis equity as reflected on the respective entity’s financial statements.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the asset to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Investments in wholly-owned subsidiaries are stated at the value of their underlying net assets as follows: (1) domestic insurance subsidiaries are stated at the value of their underlying statutory surplus and (2) non-insurance subsidiaries are stated at the value of their underlying audited GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income to the extent they are not in excess of the investee’s undistributed accumulated earnings and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Other long-term investments include the Company’s investments in surplus notes, which are stated at amortized cost. All of the Company’s investments in surplus notes have an NAIC 1 rating designation.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less at the date of purchase and are stated at amortized cost.

Short-Term Investments: Short-term investments (investments with remaining maturities of one year or less at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Derivative Instruments: The Company has filed a Derivatives Use Plan with the Department. This plan details the Company’s derivative policy objectives, strategies, controls and any restrictions placed on various derivative types. The plan also specifies the procedures and systems that the Company has established to evaluate, monitor and report on the derivative portfolio in terms of valuation, hedge effectiveness and counterparty credit quality. The Company may use derivative instruments for hedging, income generation, or asset replication purposes.

Derivatives used by the Company may include swaps, forwards, futures or options.

The carrying value of a derivative position may be at cost or fair value, depending on the type of instrument and accounting status. Hedge accounting is applied for some foreign currency swaps that hedge fixed income investments carried at amortized cost. A currency translation adjustment computed at the spot rate is recorded for these foreign currency swaps as an unrealized gain or loss. The derivative component of a Replication (Synthetic Asset) Transaction (“RSAT”) is carried at unamortized premiums received or paid, adjusted for any impairments. The cash component of a RSAT is classified as a bond on the Company’s balance sheet and carried at amortized cost. Derivatives used in hedging transactions where hedge accounting is not being utilized are carried at fair value. The Company does not offset the carrying value amounts recognized for derivatives executed with the same counterparty under a netting agreement.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws, are segregated from the Company’s general account and are maintained for the benefit of separate account contract holders. Separate accounts are accounted for at fair value, except the TIAA Stable Value Separate Account (“TSV”), which supports book value separate account agreements, in

Intelligent Variable Annuity ■ Statement of Additional Information	B-107

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

which case the assets are accounted for at amortized cost in accordance with NYDFS guidance. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Foreign Currency Transactions and Translation: Investments denominated in foreign currencies and foreign currency contracts are valued in U.S. dollars, based on exchange rates at the end of the relevant period. Investment transactions in foreign currencies are recorded at the exchange rates prevailing on the respective transaction dates. All other asset and liability accounts denominated in foreign currencies are adjusted to reflect exchange rates at the end of the relevant period. Realized and unrealized gains and losses due to foreign exchange transactions and translation adjustments are not separately reported but are collectively included in realized and unrealized capital gains and losses, respectively.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus.

At December 31, the major categories of assets that are non-admitted are as follows (in millions):

	2015	2014	Change
Net deferred federal income tax asset	$7,301	$7,448	$(147)
Furniture and electronic data processing equipment	578	494	84
Other long-term investments	191	188	3
Receivable from parent, subsidiaries and affiliates	118	113	5
Other	185	173	12
Total	$8,373	$8,416	$(43)

Electronic Data Processing Equipment, Computer Software, Furniture and Equipment and Leasehold Improvements: Electronic data processing (“EDP”) equipment, computer software and furniture and equipment which qualify for capitalization are depreciated over the lesser of useful life or 3 years. Office alterations and leasehold tenant improvements which qualify for capitalization are depreciated over the lesser of useful life or 5 years or the remaining life of the lease, respectively.

At December 31, the accumulated depreciation on EDP equipment, computer software, furniture and equipment and leasehold improvements is as follows (in millions):

	2015	2014
EDP equipment and computer software	$1,324	$1,075
Furniture and equipment and leasehold improvements	$448	$435

At December 31, the related depreciation expenses are as follows (in millions):

	2015	2014	2013
EDP equipment and computer software	$136	$122	$77
Furniture and equipment and leasehold improvements	$12	$8	$10

Insurance and Annuity Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial regulations.

The Company performed Asset Adequacy Analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves, and determined that its reserves are sufficient to meet its obligations.

Reinsurance: The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. A liability is established for reserves ceded to unauthorized reinsurers which are not secured by or in excess of letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Amounts shown in the financial statements are reported net of the impact of reinsurance.

B-108	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Asset Valuation Reserve (“AVR”) and Interest Maintenance Reserve (“IMR”): Mandatory reserves have been established for the General Account and Separate Account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any Separate Accounts, not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method as specified by NY SAP, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer.

Repurchase Agreement: Repurchase agreements are agreements between a seller and a buyer, whereby the seller of securities sells and simultaneously agrees to repurchase the same or substantially the same securities from the buyer at a stated price on a specified date. Repurchase agreements are generally accounted for as secured borrowings. The assets transferred are not removed from the balance sheet; the cash collateral received is reported on the balance sheet with an offsetting liability reported in “Other liabilities”.

Securities Lending Program: The Company has a securities lending program whereby it may lend securities to qualified institutional borrowers to earn additional income. The Company receives collateral (in the form of cash) against the loaned securities and maintains collateral in an amount not less than 102% of the market value of loaned securities during the period of the loan. The cash collateral received is reported in “Securities lending collateral assets” with an offsetting collateral liability included in “Payable for collateral for securities loaned”. Securities lending income is recorded in the accompanying Statements of Operations as net investment income.

Dividends Due to Policyholders: Dividends on insurance policies and pension annuity contracts in the payout phase are declared by the TIAA Board of Trustees (the “Board”) in the fourth quarter of each year, and such dividends are credited to policyholders in the following calendar year. Dividends on pension annuity contracts in the accumulation phase are declared by the Board in February of each year, and such dividends on the various existing vintages of pension annuity contracts in the accumulation phase are credited to policyholders during the ensuing twelve month period beginning March 1.

Statements of Cash Flows: Noncash activities are excluded from the Statutory—Basis Statements of Cash Flows. These noncash activities for the years ended December 31 include the following (in millions):

	2015	2014	2013
Exchange/transfer/conversion/distribution of invested assets	$4,302	$2,797	$5,523
Capitalized interest	308	304	341
Total	$4,610	$3,101	$5,864

Application of new accounting pronouncements:

Effective January 1, 2015, the Company adopted SSAP No. 40R—Wholly-Owned Single Real Estate Investments held in an LLC effective for the quarter and annual reporting periods beginning January 1, 2015. This adopted guidance incorporates wholly-owned, single real estate held in an LLC into the scope of SSAP No. 40R, and clarifies in SSAP No. 48 that these types of investments are within the scope of SSAP No. 40R. This guidance allows an entity that holds real estate investments through an LLC, to separately report each investment on Schedule A—Real Estate, and code the real estate as wholly owned through an LLC. All real estate owned through an LLC meeting the criteria of SSAP No. 40R are required to be captured within this statement, and are subject to this statement’s requirements for valuation and admittance. Adoption of SSAP No. 40R did not have a material impact on the Company’s financial statements in 2015.

Intelligent Variable Annuity ■ Statement of Additional Information	B-109

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 3—long-term bonds, preferred stocks, and unaffiliated common stocks

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31, is shown below (in millions):

	2015
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:
U.S. governments	$38,816	$3,876	$(63)	$42,629
All other governments	4,815	412	(103)	5,124
States, territories and possessions	715	63	(8)	770
Political subdivisions of states, territories, and possessions	720	32	(19)	733
Special revenue and special assessment, non-guaranteed agencies and government	17,397	1,261	(122)	18,536
Credit tenant loans	7,171	479	(60)	7,590
Industrial and miscellaneous	110,024	5,598	(2,522)	113,100
Hybrids	666	58	(15)	709
Parent, subsidiaries and affiliates	923	—	—	923
Total	$181,247	$11,779	$(2,912)	$190,114

	2014
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:
U.S. governments	$39,309	$4,567	$(63)	$43,813
All other governments	4,379	548	(20)	4,907
States, territories and possessions	700	87	(1)	786
Political subdivisions of states, territories, and possessions	558	36	(5)	589
Special revenue and special assessment, non-guaranteed agencies and government	18,372	1,532	(81)	19,823
Credit tenant loans	6,493	527	(13)	7,007
Industrial and miscellaneous	107,462	8,550	(607)	115,405
Hybrids	918	78	(12)	984
Parent, subsidiaries and affiliates	1,895	23	(1)	1,917
Total	$180,086	$15,948	$(803)	$195,231

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities it deems to have an OTTI in value during the period the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators and ratings agencies; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations and (h) the potential for impairment based on an estimated discounted cash flow analysis for structured and loan-backed securities. Where impairment is considered to be other-than-temporary, the Company recognizes a write-down as a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value. Once an impairment write-down is recorded, the Company continues to review the impaired security for potential impairment on an ongoing basis.

B-110	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Unrealized Losses on Bonds, Preferred Stocks and Unaffiliated Common Stocks: The gross unrealized losses and estimated fair values for securities by the length of time that individual securities are in a continuous unrealized loss position are shown in the table below (in millions):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2015
Loan-backed and structured bonds	$10,961	$(216)	$10,745	$3,320	$(192)	$3,128
All other bonds	33,040	(1,648)	31,392	6,482	(860)	5,622
Total bonds	$44,001	$(1,864)	$42,137	$9,802	$(1,052)	$8,750
Unaffiliated common stocks	297	(17)	280	14	(2)	12
Preferred stocks	10	(1)	9	—	—	—
Total bonds and stocks	$44,308	$(1,882)	$42,426	$9,816	$(1,054)	$8,762

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2014
Loan-backed and structured bonds	$1,796	$(22)	$1,774	$6,182	$(256)	$5,926
All other bonds	7,657	(254)	7,403	8,691	(291)	8,400
Total bonds	$9,453	$(276)	$9,177	$14,873	$(547)	$14,326
Unaffiliated common stocks	29	(4)	25	—	—	—
Preferred stocks	11	—	11	—	—	—
Total bonds and stocks	$9,493	$(280)	$9,213	$14,873	$(547)	$14,326

Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other–than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed and asset-backed securities are shown separately in the table below, as they are not due at a single maturity date (in millions):

	December 31, 2015		December 31, 2014
	Book/ Adjusted Carrying Value	Estimated Fair Value	Book/ Adjusted Carrying Value	Estimated Fair Value
Due in one year or less	$3,642	$3,711	$4,160	$4,253
Due after one year through five years	18,613	19,544	17,676	19,152
Due after five years through ten years	40,593	40,503	38,670	40,121
Due after ten years	51,039	54,672	47,779	54,838
Subtotal	113,887	118,430	108,285	118,364
Residential mortgage-backed securities	39,379	42,485	44,187	47,745
Commercial mortgage-backed securities	10,669	10,831	10,817	11,191
Asset-backed securities	17,312	18,368	16,797	17,931
Subtotal	67,360	71,684	71,801	76,867
Total	$181,247	$190,114	$180,086	$195,231

Intelligent Variable Annuity ■ Statement of Additional Information	B-111

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Bond Diversification: The carrying values of long-term bond investments are diversified by the following classification at December 31 as follows:

	2015	2014
Residential mortgage-backed securities	21.7%	24.5%
U.S. and other governments	11.4	11.1
Manufacturing	11.2	10.8
Asset-backed securities	9.6	9.3
Public utilities	9.6	9.3
Finance and financial services	6.1	5.8
Commercial mortgage-backed securities	5.9	6.0
Services	5.4	4.5
Oil and gas	5.2	5.2
Revenue and special obligations	4.2	3.6
Communications	3.0	3.1
Other	6.7	6.8
Total	100.0%	100.0%

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (dollars in millions):

	2015		2014
NAIC 1 and 2	$167,506	92.4%	$167,857	93.2%
NAIC 3 through 6	13,741	7.6	12,229	6.8
Total	$181,247	100%	$180,086	100%

Sub-prime exposure: The following table presents the carrying value of the sub-prime residential mortgage-backed securities by investment grade as of December 31, (dollars in millions):

	2015		2014
NAIC 1 and 2	$2,316	97.4%	$2,552	93.8%
NAIC 3 through 6	61	2.6	169	6.2
Total	$2,377	100%	$2,721	100%

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

The following table represents OTTI on securities with the intent to sell for the years ended December 31, (in millions):

	2015
	1	2				3
	Amortized	OTTI Recognized in Loss
	Cost Basis Before OTTI	2a Interest		2b Non-interest		Fair Value 1-(2a+2b)
OTTI recognized 1st quarter
a. Intent to sell	$35	$—	*	$—	*	$35
Total 1st quarter	$35	$—	*	$—	*	$35

OTTI recognized 2nd quarter
a. Intent to sell	$2	$—	*	$—	*	$2
Total 2nd quarter	$2	$—	*	$—	*	$2

OTTI recognized 3rd quarter
a. Intent to sell	$105	$1		$1		$103
Total 3rd quarter	$105	$1		$1		$103

OTTI recognized 4th quarter
a. Intent to sell	$138	$4		$—	*	$134
Total 4th quarter	$138	$4		$—	*	$134

Annual Aggregate Total		$5		$1

B-112	Statement of Additional Information ■ Intelligent Variable Annuity

continued

	2014
	1	2		3
	Amortized	OTTI Recognized in Loss
	Cost Basis Before OTTI	2a Interest	2b Non-interest	Fair Value 1-(2a+2b)
OTTI recognized 1st quarter
a. Intent to sell	$370	$79	$(20)	$311
Total 1st quarter	$370	$79	$(20)	$311

OTTI recognized 2nd quarter
a. Intent to sell	$115	$16	$1	$98
Total 2nd quarter	$115	$16	$1	$98

OTTI recognized 3rd quarter
a. Intent to sell	$1,588	$40	$3	$1,545
Total 3rd quarter	$1,588	$40	$3	$1,545

OTTI recognized 4th quarter
a. Intent to sell	$40	$—	$— *	$40
Total 4th quarter	$40	$—	$— *	$40

Annual Aggregate Total		$135	$(16)

*	Aggregate total less than $1 million

For the years ended December 31, 2015 and 2014, the Company did not recognize OTTI on loan-backed and structured securities where it lacked the ability to retain for a period of time sufficient to recover the amortized cost basis.

For the years ended December 31, 2015 and 2014, the Company recognized OTTI on loan-backed and structured securities of $12 million and $66 million, respectively, where the present value of cash flows expected to be collected was less than the amortized cost basis of the security.

Other Disclosures: The following table represents the carrying amount of bonds and stocks denominated in a foreign currency as of December 31, (in millions):

	2015	2014
Carrying amount of bonds and stocks denominated in foreign currency	$2,175	$3,247
Carrying amount of bonds and stocks denominated in foreign currency which are collateralized by real estate	$923	$1,895

Note 4—mortgage loans

The Company originates mortgage loans that are principally collateralized by commercial real estate. The composition of the mortgage loan portfolio as of December 31, is as follows (in millions):

Loan Type	2015	2014
Commercial loans	$16,696	$14,869
Mezzanine loans	1,486	658
Residential loans	864	86

The maximum and minimum lending rates for mortgage loans originated or purchased during 2015 and 2014 are as follows:

	2015		2014
Loan Type	Maximum	Minimum	Maximum	Minimum
Commercial loans	5.65%	3.50%	5.20%	3.00%
Mezzanine loans	5.52%	4.65%	5.38%	5.25%
Residential loans	4.88%	3.50%	4.50%	3.75%

Intelligent Variable Annuity ■ Statement of Additional Information	B-113

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The maximum percentage of any one loan to the value (“LTV”) of the property at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, originated or purchased during 2015 and 2014 are as follows:

	Maximum LTV
Loan Type	2015	2014
Commercial loans	69.9%	99.4%
Mezzanine loans	65.1%	73.7%
Residential loans	80.0%	80.0%

Impairment Review Process: The Company monitors the effects of current and expected market conditions and other factors on the collectability of mortgage loans to identify and quantify any impairment in value. Impairments are classified as either temporary, for which a recovery is anticipated, or other-than-temporary. Mortgage loans held to maturity with other-than-temporarily impaired values at December 31, 2015 and 2014 have been written down to net realizable values based upon independent appraisals of the collateral. For impaired mortgage loans where the impairments are deemed to be temporary, an allowance for credit losses is established.

Mortgage loans held for sale are written down to the current fair value of the loan. There are no held for sale mortgage loans as of December 31, 2015 or 2014.

Credit quality

For commercial mortgage loans, the primary credit quality indicators are the loan-to-value ratio, debt service coverage ratio and delinquency. Loan-to-value-ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. Debt service coverage compares a property’s net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated quarterly, with a portion of the loan portfolio updated annually. Delinquency is defined as a commercial mortgage loan which is past due. Commercial mortgage loans more than 30 days past due are considered delinquent.

For residential mortgage loans, the Company’s primary credit quality indicator is performance versus non-performance. The Company generally defines nonperforming residential mortgage loans as those that are 90 or more days past due and/or on non-accrual status. Generally, nonperforming residential loans have a higher risk of experiencing a credit loss. The Company has no residential mortgage loans which are non-performing as of December 31, 2015 or 2014.

The credit quality of commercial mortgage loans held-for-investment at December 31, are as follows (dollars in millions):

	Recorded Investment—Commercial
	Loan-to-value Ratios
	> 70%	< 70%	Total	% of Total
2015
Debt service coverage ratios:
Greater than 1.20x	$1,081	$15,782	$16,863	92.5%
Less than 1.20x	227	1,059	1,286	7.0
Construction	90	—	90	0.5
Total	$1,398	$16,841	$18,239	100.0%

2014
Debt service coverage ratios:
Greater than 1.20x	$193	$14,109	$14,302	91.8%
Less than 1.20x	275	695	970	6.3
Agriculture and Construction	40	265	305	1.9
Total	$508	$15,069	$15,577	100.0%

B-114	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Mortgage Loan Age Analysis: The following table sets forth an age analysis of mortgage loans as of December 31, (dollars in millions):

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
2015
Recorded investment
Current	$—	$—	$865	$—	$16,748	$1,491	$19,104
30-59 days past due	$—	$—	$2	$—	$—	$—	$2
Interest reduced
Recorded investment	$—	$—	$—	$—	$—	$—	$—
Number of loans	—	—	—	—	—	—	—
Percent reduced	—%	—%	—%	—%	—%	—%	—%

2014
Recorded investment
During 2014	$265	$—	$86	$—	$14,652	$660	$15,663
Interest reduced
Recorded investment	$—	$—	$—	$—	$38	$—	$38
Number of loans	—	—	—	—	1	—	1
Percent reduced	—	—	—	—	1.64%	—	1.64%

There was no interest accrued on mortgage loans past due as of December 31, 2015 and 2014, respectively.

Mortgage Loan Diversification: The following tables set forth the mortgage loan portfolio by property type and geographic distribution as of December 31:

	Mortgage Loans by Property Type (Commercial & Residential)
	2015	2014
	% of Total	% of Total
Office buildings	34.3%	37.5%
Shopping centers	29.3	31.5
Industrial buildings	13.9	10.7
Apartments	12.6	12.6
Other—commercial	5.4	7.1
Residential	4.5	0.6
Total	100.0%	100.0%

	Mortgage Loans by Geographic Distribution
	2015		2014
	% of Total		% of Total
	Commercial	Residential	Commercial	Residential
South Atlantic	23.3%	18.6%	22.0%	11.6%
South Central	18.5	8.1	18.0	10.5
Middle Atlantic	18.2	20.0	17.6	17.4
Pacific	17.8	32.2	23.4	37.2
North Central	8.4	5.4	9.7	4.7
New England	7.1	6.0	3.3	16.3
Other	6.7	9.7	6.0	2.3
Total	100.0%	100.0%	100.0%	100.0%

Regional classification is based on American Council of Life Insurers regional chart. See below for details of regions.

South Atlantic states are DE, DC, FL, GA, MD, NC, SC, VA and WV

South Central states are AL, AR, KY, LA, MS, OK, TN and TX

Middle Atlantic states are PA, NJ and NY

Pacific states are AK, CA, HI, OR and WA

North Central states are IA, IL, IN, KS, MI, MN, MO, NE, ND, OH, SD and WI

Intelligent Variable Annuity ■ Statement of Additional Information	B-115

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

New England states are CT, MA, ME, NH, RI and VT

Other comprises investments in Mountain states (AZ, CO, ID, MT, NV, NM, UT, and WY), Australia, Canada and United Kingdom.

Scheduled Mortgage Loan Maturities: At December 31, contractual maturities for mortgage loans are as follows (in millions):

	2015	2014
	Carrying Value	Carrying Value
Due in one year or less	$1,191	$1,117
Due after one year through five years	2,216	3,604
Due after five years through ten years	9,752	7,811
Due after ten years	5,887	3,081
Total	$19,046	$15,613

Actual maturities may differ from contractual maturities because borrowers may have the right to prepay mortgages, although prepayment premiums may be applicable.

There were no mortgage troubled debt restructurings during the periods ended December 31, 2015 or 2014. When restructuring mortgage loans, the Company generally requires participation features, yield maintenance stipulations, and/or the establishment of property-specific escrow accounts funded by the borrowers. With respect to impaired loans, the Company accrues interest income to the extent it is deemed collectible. Cash received on impaired mortgage loans that are performing according to their contractual terms is applied in accordance with those terms. For mortgage loans in the process of foreclosure, cash received is initially held in suspense and applied as a return of principal at the time that the foreclosure process is completed, or the mortgage is otherwise disposed. There are no mortgage loans with interest more than 180 days past due at December 31, 2015 or 2014.

Note 5—real estate

At December 31, 2015 and 2014, the Company’s directly owned real estate investments were carried net of third party mortgage encumbrances. There are no third party mortgage encumbrances as of December 31, 2015 and 2014.

The directly owned real estate portfolio is diversified by property type and geographic region based on carrying value at December 31 as follows:

	Directly Owned Real Estate by Property Type
	2015	2014
	% of Total	% of Total
Industrial buildings	42.0%	39.9%
Office buildings	29.0	35.4
Mixed-use projects	13.7	9.3
Apartments	8.0	8.0
Retail	6.6	6.6
Land under development	0.7	0.8
Total	100.0%	100.0%

	Directly Owned Real Estate by Geographic Region
	2015	2014
	% of Total	% of Total
Pacific	57.5%	54.2%
South Atlantic	29.8	36.9
North Central	5.4	1.0
Middle Atlantic	4.9	4.9
South Central	2.4	3.0
Total	100.0%	100.0%

The Company monitors the effects of current and expected market conditions and other factors on its real estate investments to identify and quantify any impairment in value. The Company assesses assets to determine if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company evaluates the recoverability of income producing investments based on undiscounted cash flows and then reviews the results of an independent third party appraisal to determine the fair value and if an adjustment is warranted.

B-116	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Note 6—subsidiaries and affiliates

The Company holds interests in subsidiaries and affiliates which are reported as common stock or other long-term investments. The carrying value of investments in subsidiaries and affiliates at December 31 are shown below (in millions):

	2015	2014
Net carrying value of the subsidiaries and affiliates
Reported as common stock	$1,828	$1,558
Reported as other long-term investments	19,111	18,573
Total net carrying value	$20,939	$20,131

The gross, non-admitted, and admitted value of the Company’s significant investment in a non-insurance subsidiary reported as common stock, as well as information received from the NAIC in response to the filing of the common stock investment, is as follows as of December 31, 2015 (in millions):

Description of Investment in Subsidiary	Gross Amount	Non-admitted Amount	Admitted Asset	Date of Filing to NAIC	Type of NAIC Filing (Sub-1, Sub-2, or Resubmission of Disallowed Filing)	NAIC Response Received (Y/N)	NAIC Valuation (Amount)	NAIC Disallowed Entity’s Valuation Method, Resubmission Required (Y/N)
ND Properties, Inc.	$750	$—	$750	9/2/2015	Sub-2	Y	$1,968	N

The Company held bonds of affiliates at December 31, 2015 and 2014 of $923 million and $1,895 million, respectively.

As of December 31, 2015 and 2014, no investment in a subsidiary or affiliate exceeded 10% of the Company’s admitted assets, and the Company does not have any investment in foreign insurance subsidiaries.

There are no guarantees or undertakings, written or otherwise, for the benefit of an affiliate or a related party that resulted in a material contingent exposure of the reporting entity’s or any related party’s assets or liabilities.

The Company holds investments in downstream non-insurance holding companies, which are valued by the Company utilizing the look-through approach as defined in SSAP 97. The financial statements for the downstream non-insurance holding companies are not audited and the Company has limited the value of its investment in these non-insurance holding companies to the value contained in the audited financial statements of the underlying investments and unamortized goodwill resulting from the statutory purchase method of accounting. All liabilities, commitments, contingencies, guarantees or obligations of these subsidiaries, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these subsidiaries, if not already recorded in the subsidiaries’ financial statements.

The Company’s carrying value in downstream non-insurance holding companies is $9,763 million and $10,050 million as of December 31, 2015 and 2014, respectively. Significant holdings as of December 31, are as follows (in millions):

	2015	2014
Subsidiary	Carrying Value	Carrying Value
TIAA Asset Management, LLC*	$4,783	$4,751
TIAA Oil and Gas Investments, LLC	890	1,051
TIAA Global Ag Holdco, LLC	803	823
TIAA Super Regional Mall Member Sub, LLC	647	635
Occator Agricultural Properties, LLC	469	449
TIAA Infrastructure Investments, LLC	382	238
TIAA-Stonepeak Investments I, LLC	237	79
Infra Alpha, LLC	226	615
Dionysus Properties, LLC	225	327
Mansilla Participacoes LTDA	210	294

*	TIAA Asset Management, LLC (“TAM”) was formed on July 17, 2014 as a wholly-owned subsidiary of the Company. On October 1, 2014, a newly formed wholly-owned subsidiary of TAM, TIAA Asset Management Finance Company, LLC (“TAMF”), indirectly acquired 100% of the equity interests in Nuveen Investments Inc. (“Nuveen”) from an investor group led by Madison Dearborn Partners for an enterprise value of approximately $6.25 billion, inclusive of Nuveen’s outstanding debt (the “Acquisition”). In connection with the transaction, Nuveen’s outstanding term loans, totaling approximately $3.1 billion, were repaid in full. Also, at the time of closing, Nuveen’s senior secured notes, totaling approximately $1.4 billion in principal amount, remained outstanding. On September 18, 2014, the Company issued an aggregate of $2.0 billion in surplus notes, the proceeds of which were used to fund a portion of the acquisition price and for general corporate purposes.

Intelligent Variable Annuity ■ Statement of Additional Information	B-117

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

On October 30, 2014, TAMF issued senior unsecured notes in an aggregate principal amount of $2.0 billion. The proceeds of these notes were used to redeem in full Nuveen’s senior secured notes on November 7 and November 10, 2014, and to repay an inter-company advance equal to $382 million from TIAA to TAMF, which was advanced in connection with the Acquisition.

Note 7—other long-term investments

The components of the Company’s carrying value in other long term investments are (in millions):

	2015	2014
Affiliated other invested assets	$19,111	$18,573
Unaffiliated other invested assets	6,869	7,416
Other long-term assets	18	29
Total other long-term investments	$25,998	$26,018

As of December 31, 2015 and 2014, affiliated other invested assets consist primarily of investments through downstream legal entities in the following (in millions):

	2015	2014
Operating subsidiaries and affiliates	$4,951	$5,154
Real estate	4,774	4,104
Securities	3,753	3,733
Agriculture and timber	3,722	3,415
Energy and infrastructure	1,911	2,167
Total affiliated other invested assets	$19,111	$18,573

Of the $4,951 million of operating subsidiaries and affiliates as of December 31, 2015, $4,783 million is attributed to TAM.

As of December 31, 2015 and 2014, unaffiliated other invested assets consist primarily of investments in joint ventures, partnerships and LLCs with interests in venture capital, leveraged buy-out funds and other equity investments.

The following table presents the OTTI recorded for the years ended December 31, (in millions) for other long-term investments for which the carrying value is not expected to be recovered:

	2015	2014	2013
OTTI	$296	$302	$178

The following table presents the carrying value for other long-term investments denominated in foreign currency for the years ended December 31, (in millions):

	2015	2014
Other long-term investments denominated in foreign currency	$1,104	$1,428

Note 8—investments commitments

The outstanding obligation for future investments at December 31, 2015, is shown below by asset category (in millions):

	2016	In later years	Total Commitments
Bonds	$236	$87	$323
Stocks	141	164	305
Mortgage loans	410	—	410
Real estate	88	—	88
Other long-term investments	1,226	3,329	4,555
Total	$2,101	$3,580	$5,681

The funding of bond commitments is contingent upon the continued favorable financial performance of the potential borrowers, funding of stock commitments is contingent upon their continued favorable financial performance and the funding of real estate commitments and commercial mortgage commitments is generally contingent upon the underlying properties meeting specified requirements, including construction, leasing and occupancy. The funding of residential mortgage loan commitments is contingent upon the loan meeting specified guidelines including property appraisal reviews and confirmation of borrower credit. For other long-term investments, primarily fund investments, there are scheduled capital calls that extend into future years.

B-118	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Note 9—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31 are as follows (in millions):

	2015	2014	2013
Bonds	$8,823	$9,050	$9,206
Stocks	76	34	61
Mortgage loans	846	787	772
Real estate	236	219	203
Derivatives	17	10	(8)
Other long-term investments	1,753	1,526	1,430
Cash, cash equivalents and short-term investments	3	2	7
Total gross investment income	11,754	11,628	11,671
Less investment expenses	(685)	(557)	(542)
Net investment income before amortization of IMR	11,069	11,071	11,129
Plus amortization of IMR	266	182	145
Net investment income	$11,335	$11,253	$11,274

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions and write-downs due to OTTI for the years ended December 31 are as follows (in millions):

	2015	2014	2013
Bonds	$(380)	$78	$604
Stocks	(85)	(135)	(50)
Mortgage loans	14	22	—
Real estate	83	(1)	30
Derivatives	324	(19)	(24)
Other long-term investments	(320)	(291)	(115)
Cash, cash equivalents and short-term investments	(36)	(26)	(121)
Total before capital gains taxes and transfers to IMR	(400)	(372)	324
Transfers to IMR	(87)	(5)	(741)
Net realized capital losses less capital gains taxes, after transfers to IMR	$(487)	$(377)	$(417)

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31, (in millions):

	2015	2014	2013
Other-than-temporary impairments:
Bonds	$274	$223	$281
Stocks	284	158	77
Other long-term investments	296	302	178
Total	$854	$683	$536

Information related to the sales of long term bonds for the years ended December 31, 2015, 2014 and 2013 are as follows (in millions):

	2015	2014	2013
Proceeds from sales	$6,249	$8,544	$8,949
Gross gains on sales	$120	$334	$835
Gross losses on sales	$58	$79	$17

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process, the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

Intelligent Variable Annuity ■ Statement of Additional Information	B-119

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 10—disclosures about fair value of financial instruments

Fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third-party pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using a discounted cash flow analysis, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy at December 31, 2015 (in millions):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3
Assets:
Bonds	$190,114	$181,247	$—	$186,381	$3,733
Common stock	1,248	1,248	742	4	502
Preferred stock	212	195	14	92	106
Mortgage loans	19,567	19,046	—	—	19,567
Derivatives	276	268	—	268	8
Contract loans	1,591	1,591	—	—	1,591
Separate account assets	29,896	29,897	7,975	4,600	17,321
Cash, cash equivalents & short term investments	533	533	490	12	31
Total	$243,437	$234,025	$9,221	$191,357	$42,859

B-120	Statement of Additional Information ■ Intelligent Variable Annuity

continued

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3
Liabilities:
Deposit-type contracts	$994	$994	$—	$—	$994
Separate account liabilities	29,883	29,883	—	—	29,883
Derivatives	49	42	—	49	—
Total	$30,926	$30,919	$—	$49	$30,877

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy at December 31, 2014 (in millions):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3
Assets:
Bonds	$195,231	$180,086	$—	$191,214	$4,017
Common stock	1,345	1,345	814	4	527
Preferred stock	121	100	16	37	68
Mortgage loans	16,621	15,613	—	—	16,621
Derivatives	236	218	—	225	11
Contract loans	1,555	1,555	—	—	1,555
Separate account assets	26,535	26,531	8,141	4,130	14,264
Cash, cash equivalents & short term investments	1,542	1,542	1,023	519	—
Total	$243,186	$226,990	$9,994	$196,129	$37,063

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3
Liabilities:
Deposit-type contracts	$949	$949	$—	$—	$949
Separate account liabilities	26,522	26,522	—	—	26,522
Derivatives	143	123	—	143	—
Total	$27,614	$27,594	$—	$143	$27,471

The estimated fair values of the financial instruments presented above are determined by the Company using market information available as of December 31, 2015 and 2014. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could realize in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Common stock and separate account assets in Level 1 primarily include mutual fund investments valued by the respective mutual fund companies, exchange listed equities, and public real estate investment trusts.

Level 2 financial instruments

Bonds included in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Common stocks included in Level 2 include those which are traded in an inactive market or for which prices for identical securities are not available. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Intelligent Variable Annuity ■ Statement of Additional Information	B-121

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Derivative assets and liabilities classified in Level 2 represent over-the-counter instruments that include, but are not limited to, fair value hedges using foreign currency swaps, foreign currency forwards, interest rate swaps and credit default swaps. Fair values for these instruments are determined internally using market observable inputs that include, but are not limited to, forward currency rates, interest rates, credit default rates and published observable market indices.

Separate account assets in Level 2 consist principally of short term government agency notes and commercial paper.

Level 3 financial instruments

Valuation techniques for bonds included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Estimated fair value for privately traded equity securities are principally determined using valuation and discounted cash flow models that require a substantial level of judgment.

Separate account assets classified as Level 3 primarily include directly owned real estate properties, real estate joint ventures and real estate limited partnerships. Directly owned real estate properties are valued on a quarterly basis based on independent third party appraisals. Real estate joint venture interests are valued based on the fair value of the underlying real estate, any related mortgage loans payable and other factors such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions and capital call obligations. Real estate limited partnership interests are valued based on the most recent net asset value of the partnership.

Assets and liabilities measured and reported at fair value

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value as of December 31, (in millions):

	2015
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Bonds
Industrial and miscellaneous	$—	$23	$33	$56
Total bonds	$—	$23	$33	$56
Common stock
Industrial and miscellaneous	$742	$4	$502	$1,248
Total common stocks	$742	$4	$502	$1,248
Preferred stock	$—	$—	$9	$9
Derivatives
Interest rate contracts	$—	$8	$—	$8
Foreign exchange contracts	—	248	—	248
Total derivatives	$—	$256	$—	$256
Separate accounts assets	$7,957	$4,207	$17,321	$29,485
Total assets at fair value	$8,699	$4,490	$17,865	$31,054

Liabilities at fair value:
Derivatives
Foreign exchange contracts	$—	$15	$—	$15
Credit default swaps	—	14	—	14
Total liabilities at fair value	$—	$29	$—	$29

B-122	Statement of Additional Information ■ Intelligent Variable Annuity

continued

	2014
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Bonds
Industrial and miscellaneous	$—	$95	$15	$110
Total bonds	$—	$95	$15	$110
Common stock
Industrial and miscellaneous	$814	$4	$527	$1,345
Total common stocks	$814	$4	$527	$1,345
Derivatives
Foreign exchange contracts	$—	$199	$—	$199
Interest rate contracts	—	17	—	17
Total derivatives	$—	$216	$—	$216
Separate accounts assets	$8,124	$3,831	$14,264	$26,219
Total assets at fair value	$8,938	$4,146	$14,806	$27,890

Liabilities at fair value:
Derivatives
Foreign exchange contracts	$—	$51	$—	$51
Credit default swaps	—	22	—	22
Total liabilities at fair value	$—	$73	$—	$73

Transfers between Level 1 and Level 2

Periodically, the Company has transfers between Level 1 and Level 2 due to the availability of quoted prices for identical assets in active markets at the measurement date. The Company’s policy is to recognize transfers between levels as of the actual date of the event or change in circumstances that caused the transfer.

As of December 31, 2015, the Company had no transfers between Level 1 and Level 2 of the fair value hierarchy. As of December 31, 2014, the Company transferred a small denomination of common stock from Level 2 to Level 1 due to changes in the availability of quoted prices in active markets for identical assets at the quarterly measurement dates throughout the year.

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2015 (in millions):

	Beginning Balance at 01/01/2015	Transfers into Level 3		Transfers out of Level 3	Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases	Issuances (Sales)	Settlements	Ending Balance at 12/31/2015
Bonds	$15	$46	[a]	$(43)[d]	$(20)	$28	$8	$—	$(1)	$33
Common stock	527	3	[b]	(113)[e]	(3)	(7)	108	(10)	(3)	502
Preferred stock	—	9	[c]	—	—	—	—	—	—	9
Separate account assets	14,264	—		—	(26)	1,151	2,342	(643)	233	17,321
Total	$14,806	$58		$(156)	$(49)	$1,172	$2,458	$(653)	$229	$17,865

(a)	The Company transferred bonds into Level 3 that were measured and reported at fair value.
(b)	The Company transferred common stocks into Level 3 due to the lack of observable market data used in the valuation of these securities.
(c)	The Company transferred preferred stocks into Level 3 that were measured and reported at fair value.
(d)	The Company transferred bonds out of Level 3 that were not measured and reported at fair value.
(e)	The Company transferred common stocks out of Level 3 due to the availability of observable market data used in the valuation of these securities.

Intelligent Variable Annuity ■ Statement of Additional Information	B-123

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2014 (in millions):

	Beginning Balance at 01/01/2014	Transfers into Level 3		Transfers out of Level 3	Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases	Issuances (Sales)	Settlements	Ending Balance at 12/31/2014
Bonds	$116	$—		$(96)[a]	$(14)	$52	$—	$(37)	$(6)	$15
Common stock	532	41	[b]	—	(86)	51	3	—	(14)	527
Preferred stock	3	—		(3)	—	—	—	—	—	—
Separate account assets	12,390	—		—	(18)	1,278	1,543	(976)	47	14,264
Total	$13,041	$41		$(99)	$(118)	$1,381	$1,546	$(1,013)	$27	$14,806

(a)	The Company transferred bonds out of Level 3 that were not measured and reported at fair value as of December 31, 2014.
(b)	The Company transferred common stocks into Level 3 due to the significance of unobservable market data used in the valuation of these securities.

The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Quantitative information regarding level 3 fair value measurements

The following table provides quantitative information on significant unobservable inputs (Level 3) used in the fair value measurement of assets that are measured and reported at fair value at December 31, 2015 (dollars in millions):

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average
Fixed maturity securities:
RMBS	$11	Discounted cash Flow	Discount rate	4.7%–15.0%	5.4%
		Market comparable	Credit analysis/market comparable	$92.50–100.50	$95.14
Corporate and other bonds	$22	Discounted cash flow	Discount rate	11.5%	11.5%
		Market comparable	Credit analysis/market comparable	$7.38	$7.38
Equity securities:
Common stock[1]	$502	Market comparable	EBITDA multiple	7.0x–11.8x	9.3x
		Equity method	Book value multiple	1.0x	1.0x
Preferred stock	$9	Market comparable	EBITDA multiple	9.5x	9.5x

[1]	Included in Level 3 Common Stock is the Company’s holdings in FHLB of NY’s stock as described in Note 20—FHLBNY Membership and Borrowings. As prescribed in the FHLB of NY’s capital plan, the par value of the capital stock is $100 and all capital stock is issued, redeemed, repurchased, or transferred at par value. Since there is not an observable market for the FHLB of NY stock, these securities have been classified as Level 3.

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average
Separate account assets:
Real estate properties and real estate joint ventures	$19,015
Office properties		Income approach—discounted cash flow	Discount rate	6.0%–8.3%	6.5%
			Terminal capitalization rate	4.3%–7.5%	5.5%
		Income approach—direct capitalization	Overall capitalization rate	3.8%–7.3%	4.7%
Industrial properties		Income approach—discounted cash flow	Discount rate	5.7%–8.8%	6.8%
			Terminal capitalization rate	4.9%–7.3%	5.7%
		Income approach—direct capitalization	Overall capitalization rate	4.0%–6.3%	5.1%
Residential properties		Income approach—discounted cash flow	Discount rate	5.3%–7.3%	6.2%
			Terminal capitalization rate	4.0%–5.8%	4.8%
		Income approach—direct capitalization	Overall capitalization rate	3.3%–5.3%	4.1%
Retail properties		Income approach—discounted cash flow	Discount rate	5.0%–10.4%	6.8%
			Terminal capitalization rate	4.8%–9.5%	5.8%
		Income approach—direct capitalization	Overall capitalization rate	4.3%–8.5%	5.2%

B-124	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Separate account real estate assets include the values of the related mortgage loans payable in the table below.

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average
Mortgage loans payable	$(1,795)
Office and industrial properties		Discounted cash flow	Loan to value ratio	31.0%–47.5%	41.0%
			Equivalency rate	2.7%–3.8%	3.6%
		Net present value	Loan to value ratio	31.0%–47.5%	41.0%
			Weighted average cost of capital risk premium multiple	1.2–1.3	1.3
Residential properties		Discounted cash flow	Loan to value ratio	30.6%–63.2%	44.0%
			Equivalency rate	2.7%–3.5%	3.2%
		Net present value	Loan to value ratio	30.6%–63.2%	44.0%
			Weighted average cost of capital risk premium multiple	1.2–1.5	1.3
Retail properties		Discounted cash flow	Loan to value ratio	21.0%–49.4%	37.8%
			Equivalency rate	2.4%–4.0%	3.3%
		Net present value	Loan to value ratio	21.0%–49.4%	37.8%
			Weighted average cost of capital risk premium multiple	1.1–1.3	1.2

Separate account real estate assets include the values of the related loan receivable in the table below.

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average
Loan receivable	$101
Office properties		Discounted cash flow	Loan to value ratio	76.1%	76.1%
			Equivalency rate	6.1%	6.1%

Additional qualitative information on fair valuation process

The Company has various processes and controls in place to ensure that fair value is reasonably estimated. The Risk Management Valuation group, which reports to the Chief Credit Risk Officer, sets the valuation policies for fixed income and equity securities and is responsible for the determination of fair value. The policies and framework for fair value methodologies are approved by the TIAA Valuation Committee.

Risk Management Valuation (1) compares price changes between periods to current market conditions, (2) compares trade prices of securities to fair value estimates, (3) compares prices from multiple pricing sources, and (4) performs ongoing vendor due diligence to confirm that independent pricing services use market-based parameters for valuation. Internal and vendor valuation methodologies are reviewed on an ongoing basis and revised as necessary based on changing market conditions to ensure values represent a reasonable exit price.

Markets in which the Company’s fixed income securities trade are monitored by surveying the Company’s traders. Risk Management Valuation determines if liquidity is active enough to support a Level 2 classification. Use of independent non-binding broker quotations may indicate a lack of liquidity or the general lack of transparency in the process to develop these price estimates, causing them to be considered Level 3.

Level 3 equity investments generally include private equity co-investments along with general and limited partnership interests. Values are derived by the general partners. The partners generally fair value these instruments based on projected net earnings, earnings before interest, taxes depreciation and amortization, discounted cash flow, public or private market transactions, or valuations of comparable companies. When using market comparable, certain adjustments may be made for differences between the reference comparable and the investment, such as liquidity. Investments may also be valued at cost for a period of time after an acquisition, as the best indication of fair value.

With respect to real property investments in TIAA’s Real Estate Account, each property is appraised, and each mortgage loan is valued, at least once every calendar quarter. Each property is appraised by an independent, third party appraiser, reviewed by the Company’s internal appraisal staff and as applicable, the Real Estate Account’s independent fiduciary. Any differences in the conclusions of the Company’s internal appraisal staff and the independent appraiser are reviewed by the independent fiduciary, who will make a final determination. The independent fiduciary was appointed by a special subcommittee of the Investment Committee of TIAA Board of Trustees to, among other things, oversee the appraisal process. The independent fiduciary must approve all independent appraisers used by the Real Estate Account.

Intelligent Variable Annuity ■ Statement of Additional Information	B-125

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Mortgage loans payable are valued internally by the Company’s valuation department, and reviewed by the Real Estate Account’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral), the liquidity for mortgage loans of similar characteristics, the maturity date of the loan, the return demands of the market.

The loan receivable is valued internally by the Company’s valuation department, and reviewed by the Real Estate Account’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the liquidity for loans of similar characteristics, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral) and the credit quality of the counterparty. The Real Estate Account continues to use the revised value after valuation adjustments for the loan receivable to calculate the Account’s daily net asset value until the next valuation review.

Note 11—restricted assets

The following tables provide information on the amounts and nature of assets pledged to others as collateral or otherwise restricted by the Company as of December 31, (dollars in millions):

	Gross Restricted
	12/31/2015								Percentage
	1	2	3	4	5	6	7	8	9	10
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$827	$—	$—	$—	$827	$614	$213	$827	0.297%	0.306%
FHLB capital stock	97	—	—	—	97	—	97	97	0.035	0.036
On deposit with states	6	—	—	—	6	7	(1)	6	0.002	0.002
Pledged as collateral not captured in other categories (derivative collateral)	14	—	—	—	14	30	(16)	14	0.005	0.005
Total restricted assets	$944	$—	$—	$—	$944	$651	$293	$944	0.339%	0.349%

	Gross Restricted
	12/31/2014								Percentage
	1	2	3	4	5	6	7	8	9	10
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$—	$—	$—	$—	$—	$471	$(471)	$—	0.000%	0.000%
Collateral held under security lending agreements	614	—	—	—	614	—	614	614	0.226	0.234
On deposit with states	7	—	—	—	7	7	—	7	0.003	0.003
Pledged as collateral not captured in other categories (derivative collateral)	30	—	—	—	30	113	(83)	30	0.011	0.011
Total restricted assets	$651	$—	$—	$—	$651	$591	$60	$651	0.240%	0.248%

Note 12—derivative financial instruments

The Company uses derivative instruments for economic hedging, income generation, and asset replication purposes. The Company does not engage in derivative financial instrument transactions for speculative purposes. Derivative financial instruments used by the Company may be exchange-traded or contracted in the over-the-counter market (“OTC”). The Company’s OTC derivative transactions are cleared and settled through central clearing counterparties (“OTC-cleared”) or through bilateral contracts with other counterparties (“OTC-bilateral”). Should an OTC-bilateral counterparty fail to perform its obligations under contractual terms, the Company may be exposed to credit-related losses. The current credit exposure of the Company’s

B-126	Statement of Additional Information ■ Intelligent Variable Annuity

continued

derivatives is limited to the net positive fair value of derivatives at the reporting date, after taking into consideration the existence of netting agreements and any collateral received. All of the credit exposure for the Company from OTC-bilateral contracts is with investment grade counterparties. The Company also monitors its counterparty credit quality on an ongoing basis. The NAIC has also adopted disclosure requirements included within Accounting Standards Codification 815, “Derivatives and Hedging” (“ASC 815”) and Accounting Standards Codification 460, “Guarantees” (“ASC 460”), for annual audited statements in accordance with guidelines provided by the Statutory Accounting Principles Working Group.

Collateral: The Company currently has International Swaps and Derivatives Association (“ISDA”) master swap agreements in place with each derivative counterparty relating to over-the-counter transactions. In addition to the ISDA agreement, Credit Support Annexes (“CSA”), which are bilateral collateral agreements, are put in place with thirteen of the Company’s seventeen derivative OTC-bilateral counterparties. The CSA’s allow TIAA’s mark-to-market exposure to a counterparty to be collateralized by the posting of cash or highly liquid U.S. government securities. The Company also exchanges cash and securities margin for derivatives traded through a central clearinghouse. As of December 31, 2015, TIAA holds the following collateral from its counterparties, (in millions):

Cash collateral	$180
Securities collateral	$18

The Company must also post collateral or margin to the extent its net position with a given counterparty or clearinghouse is at a loss relative to the counterparty. As of December 31, 2015, the Company pledged the following collateral or margin to its counterparties, (in millions):

Cash collateral or margin	$11
Securities collateral or margin	$3

The amount of accounting loss the Company will incur if any party to the derivative contract fails completely to perform according to the terms of the contract and the collateral or other security, if any, for the amount due proved to be of no value to the Company is equal to the gross asset value of all derivative contracts which, as of December 31, 2015, is $276 million.

Contingent Features: Certain of the Company’s master swap agreements governing its derivative instruments contain provisions that require the Company to maintain a minimum credit rating from two of the major credit rating agencies. If the Company’s credit rating falls below the specified minimum, each of the counterparties to agreements with such requirements could terminate all outstanding derivative transactions between such counterparty and the Company. The termination requires immediate payment of amounts expected to approximate the net liability positions of such transactions with such counterparty. The aggregate fair value of all derivative instruments with credit-risk-related contingent features in a liability position on December 31, 2015 is $12 million for which the Company posted collateral of $11 million in the normal course of business.

Foreign Currency Swap Contracts: The Company enters into foreign currency swap contracts to exchange fixed and variable amounts of foreign currency at specified future dates and at specified rates (in U.S. dollars) as a cash flow hedge to manage currency risks on investments denominated in foreign currencies. This type of derivative instrument is traded OTC-bilateral, and the Company is exposed to both market and counterparty risk. The changes in the carrying value of foreign currency exchange rates are recognized as unrealized gains or losses. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value.

Foreign Currency Forward Contracts: The Company enters into foreign currency forward contracts to exchange foreign currency at specified future dates and at specified rates (in U.S. dollars) to manage currency risks on investments denominated in foreign currencies. This type of derivative instrument is traded OTC-bilateral, and the Company is exposed to both market and counterparty risk. The changes in the carrying value of foreign currency exchange rates are recognized as unrealized gains or losses. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value.

Interest Rate Swap Contracts: The Company enters into interest rate swap contracts to hedge against the effect of interest rate fluctuations on certain variable interest rate bonds. These contracts allow the Company to lock in a fixed interest rate and to transfer the risk of higher or lower interest rates. This type of derivative instrument may be traded OTC-cleared or OTC-bilateral, and the Company is exposed to both market and counterparty risk. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. Net payments received and net payments made or accrued under interest rate swap contracts are included in net investment income. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value.

Intelligent Variable Annuity ■ Statement of Additional Information	B-127

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Purchased Credit Default Swap Contracts: The Company uses credit default swaps to hedge against unexpected credit events on selective investments in the Company’s portfolio. This type of derivative is traded OTC-bilateral and is exposed to market, credit and counterparty risk. The premium payment to the counterparty on these contracts is expensed as incurred. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value.

Written Credit Default Swaps used in Replication Transactions: A replication synthetic asset transaction is a derivative transaction (the derivative component) established concurrently with another fixed income instrument (the cash component) in order to “replicate” the investment characteristics of another instrument (the reference entity). As part of a strategy to replicate desired credit exposure in conjunction with high-rated host securities, the Company writes or sells credit default swaps on either single name corporate credits or credit indices and provides credit default protection to the buyer. This type of derivative instrument is traded OTC-bilateral, and the Company is exposed to market, credit and counterparty risk. The carrying value of credit default swaps used in RSATs represents the unamortized premium received/(paid) for selling the default protection. This premium is amortized into investment income over the life of the swap. The Company has negligible counterparty credit risk with the buyer.

The table below illustrates the effect of unrealized and realized gains and losses from derivative instruments in the Statements of Operations. Instruments utilizing hedge accounting treatment are shown as Qualifying Hedge Relationships. Instruments that utilize fair value accounting are shown as Non-qualifying Hedge Relationships. Derivatives used in Replication strategies are shown as Derivatives used for other than Hedging Purposes (in millions):

	December 31, 2015		December 31, 2014
Qualifying hedge relationships	Unrealized Gain (Loss) Recognized in Surplus	Gain (Loss) Recognized in Net Realized Capital Gain (Loss)	Unrealized Gain (Loss) Recognized in Surplus	Gain (Loss) Recognized in Net Realized Capital Gain (Loss)
Foreign currency swap contract	$45	$(1)	$30	$(2)
Non-qualifying hedge relationships
Foreign currency swaps	162	86	211	(32)
Foreign currency forwards	(77)	233	102	15
Interest rate contracts	(9)	4	(1)	—
Purchased credit default swaps	6	—	5	—
Total non-qualifying hedge relationships	$82	$323	$317	$(17)
Derivatives used for other than hedging purposes	—	2	—	—
Total derivatives	$127	$324	$347	$(19)

Events or circumstances that would require the Company to perform under a written credit derivative position may include, but are not limited to, bankruptcy, failure to pay, debt moratorium, debt repudiation, restructuring of debt and acceleration, or default. The maximum potential amount of future payments (undiscounted) the Company could be required to make under the credit derivative is represented by the notional amount of the contract. Should a credit event occur, the amounts owed to a counterparty by the Company may be subject to recovery provisions that include, but are not limited to:

1.	Notional amount payment by the Company to Counterparty and/or delivery of physical security by Counterparty to the Company.

2.	Notional amount payment by the Company to Counterparty net of contractual recovery fee.

3.	Notional amount payment by the Company to Counterparty net of auction determined recovery fee.

The Company will record an impairment (realized loss) on a derivative position if an existing condition or set of circumstances indicates there is a limited ability to recover an unrealized loss.

B-128	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Information related to the credit quality of replication positions where credit default swaps have been sold by the Company on indexes, individual debt obligations of corporations and sovereign nations appears below. Index positions represent replications where credit default swaps have been sold by the Company on the Dow Jones North American Investment Grade Series of indexes (DJ.NA.IG). Each index is comprised of 125 liquid investment grade credits domiciled in North America and represents a broad exposure to the investment grade corporate market. The Company writes contracts on the “Super Senior” (60% to 100%) tranche of the Dow Jones North American Investment Grade Index Series 7 and 9 (DJ.NA.IG.7 and DJ.NA.IG.9, respectfully), whereby the Company is obligated to perform should the default rates of each index exceed 60%. The maximum potential amount of future payments (undiscounted) the Company could be required to make under these positions is represented by the notional amount of the contracts. The values are listed in order of their NAIC Credit Designation, with a designation of 1 having the highest credit quality and designations of 4 or below having the lowest credit quality based on the underlying asset referenced by the credit default swap (in millions):

		December 31, 2015			December 31, 2014
	Referenced Credit Obligation	CDS Notional Amount	CDS Estimated Fair Value	Weighted Average Years to Maturity	CDS Notional Amount	CDS Estimated Fair Value	Weighted Average Years to Maturity
RSAT NAIC Designation
1 Highest quality	Single name credit default swaps	$5	$—	3	$115	$—	1
	Credit default swaps on indices	2,568	8	2	2,575	11	3
	Subtotal	2,573	8	2	2,690	11	2
2 High quality	Single name credit default swaps	80	(1)	2	210	(1)	2
	Credit default swaps on indices	—	—	—	—	—	—
	Subtotal	80	(1)	2	210	(1)	2
3 Medium quality	Single name credit default swaps	30	6	6	30	5	7
	Credit default swaps on indices	—	—	—	—	—	—
	Subtotal	30	6	6	30	5	7
Total		$2,683	$13	2	$2,930	$15	2

The table below illustrates derivative asset and liability positions held by the Company, including notional amounts, carrying values and estimated fair values. Instruments utilizing hedge accounting treatment are shown as qualifying hedge relationships. Hedging instruments that utilize fair value accounting are shown as non-qualifying hedge relationships. Derivatives used in Replication strategies are shown as Derivatives used for other than hedging Purposes. The fair value of derivative assets and liabilities appear in the Statements of Admitted Assets, Liabilities and Capital and Contingency Reserves (in millions):

		Summary of Derivative Positions
		December 31, 2015			December 31, 2014
Qualifying hedge relationships		Notional	Carrying Value	Estimated FV	Notional	Carrying Value	Estimated FV
Foreign currency swap contracts	Assets	$161	$11	$6	$70	$2	$3
	Liabilities	84	(11)	(19)	183	(46)	(69)
Total qualifying hedge relationships		$245	$— *	$(13)	$253	$(44)	$(66)
Non-qualifying hedge relationships
Interest rate contracts	Assets	$173	$8	$8	308	$17	$17
	Liabilities	—	—	—	—	—	—
Foreign currency swaps	Assets	2,710	227	227	1,655	101	101
	Liabilities	187	(14)	(14)	599	(51)	(50)
Foreign currency forwards	Assets	831	22	22	1,430	98	98
	Liabilities	95	(2)	(2)	139	(1)	(1)

*	Total less than $1 million.

Intelligent Variable Annuity ■ Statement of Additional Information	B-129

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

		Summary of Derivative Positions
		December 31, 2015			December 31, 2014
Non-qualifying hedge relationships		Notional	Carrying Value	Estimated FV	Notional	Carrying Value	Estimated FV
Purchased credit default swaps	Assets	10	—	—	43	—	—
	Liabilities	638	(14)	(14)	923	(22)	(22)
Total non-qualifying hedge relationships		$4,645	$227	$227	$5,097	$142	$143
Derivatives used for other-than-hedging purposes
Written credit default swaps	Assets	$2,598	$—	$14	$2,790	$—	$16
	Liabilities	85	(1)	(1)	140	(3)	(1)
Total derivatives used for other-than-hedging purposes		$2,683	$(1)	$13	$2,930	$(3)	$15
Total derivatives		$7,572	$226	$226	$8,280	$95	$92

Note 13—separate accounts

Separate Accounts are established in conformity with insurance laws, are segregated from the Company’s general account and are maintained for the benefit of separate account contract holders. Separate accounts are generally accounted for at fair value, except the TIAA Stable Value Separate Account (“TSV”) products which are accounted for at book value in accordance with NYDFS guidance.

The TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account established on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding after-tax variable annuity contracts for employees of non-profit institutions organized in the United States, including governmental institutions. VA-1 is registered with the Securities and Exchange Commission, (the “Commission”) effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“SIA”). The SIA was established on October 3, 1994 and invests in a diversified portfolio of equity securities selected to track the overall market for common stocks publicly traded in the United States.

The TIAA Real Estate Separate Account (“REA” or “VA-2”) is a segregated investment account organized on February 22, 1995, under the insurance laws of the State of New York for the purpose of providing an investment option to TIAA’s pension customers to direct investments to an investment vehicle that invests primarily in real estate. VA-2 is registered with the Commission under the Securities Act of 1933 effective October 2, 1995. VA-2’s target is to invest between 75% and 85% of its assets directly in real estate or in real estate-related investments, with the remainder of its assets invested in publicly-traded securities and other instruments easily converted to cash to maintain adequate liquidity.

The TIAA Separate Account VA-3 (“VA-3”) is a segregated investment account organized on May 17, 2006 under the laws of the State of New York for the purposes of funding individual and group variable annuities for retirement plans of employees of colleges, universities, other educational and research organizations, and other governmental and non-profit institutions. VA-3 is registered with the Commission as an investment company under the Investment Company Act of 1940, effective September 29, 2006, and operates as a unit investment trust.

TSV is an insulated, non-unitized separate account established on March 31, 2010 qualifying under New York Insurance Law 4240(a)(5)(ii). The Separate Account supports a flexible premium group deferred fixed annuity contract intended to be offered to employer sponsored retirement plans. The assets of this account are carried at book value as prescribed by the Department.

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference
TIAA Separate Account VA-1	Variable annuity	Section 4240 of the New York Insurance Law
TIAA Real Estate Separate Account	Variable annuity	Section 4240 of the New York Insurance Law
TIAA Separate Account VA-3	Variable annuity	Section 4240 of the New York Insurance Law
TIAA Stable Value	Group deferred fixed annuity	Section 4240(a)(5)(ii) of the New York Insurance Law

The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

B-130	Statement of Additional Information ■ Intelligent Variable Annuity

continued

The Company’s separate account statement includes legally insulated assets as of December 31 attributed to the following products (in millions):

Product	2015	2014
TIAA Real Estate Separate Account	$22,563	$19,955
TIAA Separate Account VA-1	953	1,020
TIAA Separate Account VA-3	5,969	5,244
TIAA Stable Value	412	312
Total	$29,897	$26,531

In accordance with the products recorded within the separate account, some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.

The general account provides the Real Estate Separate Account with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. When the Real Estate Separate Account cannot fund participant requests, the general account will fund the requests by purchasing accumulation units in the Real Estate Separate Account. Under this agreement, the Company guarantees participants will be able to redeem their accumulation units at their accumulation unit value determined after the transfer or withdrawal request is received in good order.

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in millions):

	2015
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$156	$—	$4,102	$4,258
Reserves
For accounts with assets at:
Fair value	$—	$—	$29,258	$29,258
Amortized cost	394	—	—	394
Total reserves	$394	$—	$29,258	$29,652

By withdrawal characteristics:
Subject to discretionary withdrawal:
At book value without market value adjustment and with surrender charge of less than 5%	$394	$—	$—	$394
At fair value	—	—	29,258	29,258
Total reserves	$394	$—	$29,258	$29,652

	2014
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$129	$—	$3,562	$3,691
Reserves
For accounts with assets at:
Fair value	$—	$—	$26,065	$26,065
Amortized cost	302	—	—	302
Total reserves	$302	$—	$26,065	$26,367

By withdrawal characteristics:
Subject to discretionary withdrawal:
At book value without market value adjustment and with surrender charge of less than 5%	$302	$—	$—	$302
At fair value	—	—	26,065	26,065
Total reserves	$302	$—	$26,065	$26,367

Intelligent Variable Annuity ■ Statement of Additional Information	B-131

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	2013
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$121	$—	$3,415	$3,536
Reserves
For accounts with assets at:
Fair value	$—	$—	$21,975	$21,975
Amortized cost	228	—	—	228
Total reserves	$228	$—	$21,975	$22,203

By withdrawal characteristics:
Subject to discretionary withdrawal:
At book value without market value adjustment and with surrender charge of less than 5%	$228	$—	$—	$228
At fair value	—	—	21,975	21,975
Total reserves	$228	$—	$21,975	$22,203

The following is a reconciliation of transfers to (from) the Company to the Separate Accounts for the years ended December 31, (in millions):

	2015	2014	2013
Transfers reported in the Summary of Operations of the separate accounts statement:
Transfers to separate accounts	$4,539	$3,944	$3,852
Transfers from separate accounts	(2,814)	(2,268)	(1,973)
Transfers reported in the Summary of Operations of the Life, Accident & Health Annual Statement	$1,725	$1,676	$1,879

Note 14—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151, Actuarial Guideline 43 for variable annuity products and Actuarial Guideline 33 for all other products.

The Company performed Asset Adequacy Analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves, and determined that its reserves are sufficient to meet its obligations.

For Ordinary and Collective Life Insurance, reserves for all policies are calculated in accordance with New York State Insurance Regulation 147. Reserves for regular life insurance policies are computed by the Net Level Premium method for issues prior to January 1, 1990, and by the Commissioner’s Reserve Valuation Method for the vast majority of issues on and after such date. Five-year renewable term policies issued on or after January 1, 1994 uses the greater of unitary and segmented reserves, where each segment is equal to the term period. Annual Renewable Term policies and Cost of Living riders issued on and after January 1, 1994 uses the segmented reserves, where each segment is equal to one year in length.

Liabilities for incurred but not reported life insurance claims and disability waiver of premium claims are based on historical experience and set equal to a percentage of paid claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. As of December 31, 2015 and 2014, the Company had $460 million and $518 million, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the Department.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost are determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest is determined from the basic data.

B-132	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds for the years ended December 31, are as follows (dollars in millions):

	2015
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
At fair value	$—	$—	$29,258	$29,258	13.2%
Total with adjustment or at fair value	$—	$—	$29,258	$29,258	13.2%
At book value without adjustment (minimal or no charge or adjustment)	49,721	394	—	50,115	22.5%
Not subject to discretionary withdrawal	143,104	—	—	143,104	64.3%
Total (gross)	$192,825	$394	$29,258	$222,477	100.0%

Reinsurance ceded	—	—	—	—
Total (net)	$192,825	$394	$29,258	$222,477

	2014
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
At fair value	$—	$—	$26,065	$26,065	12.1%
Total with adjustment or at fair value	$—	$—	$26,065	$26,065	12.1%
At book value without adjustment (minimal or no charge or adjustment)	47,830	302	—	48,132	22.4%
Not subject to discretionary withdrawal	141,029	—	—	141,029	65.5%
Total (gross)	$188,859	$302	$26,065	$215,226	100%

Reinsurance ceded	—	—	—	—
Total (net)	$188,859	$302	$26,065	$215,226

Note 15—management agreements

Under Cash Disbursement and Reimbursement Agreements, the Company serves as the common pay-agent for its subsidiaries and affiliates. The Company allocated expenses of $2,083 million, $1,990 million and $1,719 million to its various subsidiaries and affiliates for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, under management agreements, the Company provides investment advisory and administrative services for TIAA-CREF Life and administrative services to the TIAA-CREF Trust Company FSB and VA-1.

The expense allocation process determines the portion of the total investment and operating expenses that is attributable to each legal entity and to each line of business within an entity. Every month the Company allocates incurred expenses to each line of business supported by the Company and its affiliated companies. As part of this allocation process, every department with personnel and every vendor related expense is allocated to lines of business based on defined allocation methodologies. These methodologies represent either shared or direct costs depending on the nature of the service provided. At the completion of the allocation process all expenses are assigned to a line of business and legal entity.

Activities necessary for the operation of the College Retirement Equities Fund (“CREF”), a companion organization, are provided at-cost by the Company and two of its subsidiaries. Such services are provided in accordance with an Investment Management Services Agreement, dated as of January 2, 2008, between CREF and TIAA-CREF Investment Management, LLC (“Investment Management”), and in accordance with a Principal Underwriting and Distribution Services Agreement for CREF, dated as of January 1, 2009, between CREF and TIAA-CREF Individual and Institutional Services, LLC (“Services”). The Company also performs administrative services for CREF, on an at-cost basis. The fees collected under these agreements and the equivalent allocated expenses, which amounted to approximately $971 million, $981 million, and $967 million for the years ended December 31, 2015, 2014 and 2013, respectively, are not included in the statement of operations and have no effect on the Company’s operations.

Advisors provide investment advisory services for VA-1, certain proprietary funds and other separately managed portfolios in accordance with investment management agreements. Teachers Personal Investors Services, Inc. (“TPIS”) and Services distribute variable annuity contracts for VA-1, REA and VA-3 as well as registered securities for certain proprietary funds and non-proprietary mutual funds.

Intelligent Variable Annuity ■ Statement of Additional Information	B-133

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

All services necessary for the operation of REA are provided at-cost by the Company and Services. The Company provides investment management and administrative services for REA. Distribution services for REA are provided in accordance with a Distribution Agreement among Services, the Company and REA. The Company and Services receive fee payments from REA on a daily basis according to formulae established annually and adjusted periodically. The daily fee is based on an estimate of the at-cost expenses necessary to operate REA and is based on projected REA expense and asset levels, with the objective of keeping the fees as close as possible to actual expenses attributable to operating REA. At the end of each quarter, any differences between the daily fees paid and actual expenses for the quarter are added to or deducted from REA’s fee in equal daily installments over the remaining days in the immediately following quarter.

Note 16—federal income taxes

By charter, the Company is a stock life insurance company operating on a non-profit basis and through December 31, 1997 was exempt from federal income taxation under the Internal Revenue Code. Any non-pension income, however, is subject to federal income taxation as unrelated business income. Effective January 1, 1998, as a result of federal legislation, the Company is no longer exempt from federal income taxation and is taxed as a stock life insurance company.

The application of SSAP No. 101 requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Based on the weight of all available evidence, as of December 31, 2015, the Company released the valuation allowance held on foreign tax credit carry-forwards of $16.6 million at December 31, 2014.

Components of the net deferred tax asset/(liability) are as follows (in millions):

(1)	12/31/2015			12/31/2014			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
a) Gross deferred tax assets	$11,051	$651	$11,702	$11,175	$1,177	$12,352	$(124)	$(526)	$(650)
b) Statutory valuation allowance adjustments	—	—	—	17	—	17	(17)	—	(17)
c) Adjusted gross deferred tax assets (a–b)	11,051	651	11,702	11,158	1,177	12,335	(107)	(526)	(633)
d) Deferred tax assets non-admitted	7,301	—	7,301	7,449	—	7,449	(148)	—	(148)
e) Subtotal net admitted deferred tax asset (c-d)	3,750	651	4,401	3,709	1,177	4,886	41	(526)	(485)
f) Deferred tax liabilities	200	992	1,192	248	1,417	1,665	(48)	(425)	(473)
g) Net admitted deferred tax assets/(net deferred tax liability) (e–f)	$3,550	$(341)	$3,209	$3,461	$(240)	$3,221	$89	$(101)	$(12)

(2)	12/31/2015			12/31/2014			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
Admission Calculation Components SSAP No. 101
a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b) Adjusted gross DTA expected to be realized (excluding the amount of DTA from 2(a) above after application of the threshold limitation. (The lesser of (b)1 and (b)2 below)	$3,122	$87	$3,209	$3,135	$86	$3,221	$(13)	$1	$(12)
1. Adjusted gross DTA expected to be realized following the balance sheet date	$3,122	$87	$3,209	$3,135	$86	$3,221	$(13)	$1	$(12)
2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	$4,723	XXX	XXX	$4,599	XXX	XXX	$99
c) Adjusted gross DTA (excluding the amount of DTA from (a) and (b) above) offset by gross DTL	$628	$564	$1,192	$574	$1,091	$1,665	$54	$(527)	$(473)
d) DTA admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$3,750	$651	$4,401	$3,709	$1,177	$4,886	$41	$(526)	$(485)

	2015	2014
Ratio percentage used to determine recovery period and threshold limitation amount	1,021%	1,043%
Amount of adjusted capital and surplus used to determine the threshold limitation in (b)2 above (in millions)	$31,485	$30,657

B-134	Statement of Additional Information ■ Intelligent Variable Annuity

continued

	12/31/2015		12/31/2014		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital
Impact of Tax Planning Strategies (dollars in millions):
Determination of adjusted gross DTAs and net admitted DTAs, by tax character as a percentage
Adjusted gross DTAs amount from note 17(1)(c)	$11,051	$651	$11,158	$1,177	$(107)	$(526)
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	3.60%	—%	2.50%	—%	1.10%	—%
Net admitted adjusted gross DTAs amount from note 17(1)(e)	$3,750	$651	$3,709	$1,177	$41	$(526)
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	10.60%	—%	9.00%	—%	1.60%	—%

The Company does not have tax-planning strategies that include the use of reinsurance.

The Company has no temporary differences for which deferred tax liabilities are not recognized.

Income taxes incurred consist of the following major components (in millions):

	12/31/2015	12/31/2014	12/31/2013
1. Current Income Tax:
a) Federal tax benefit	$(603)	$(478)	$(307)
b) Foreign taxes	—	—	5
c) Subtotal	$(603)	$(478)	$(302)
d) Federal income taxes expense on net capital gains	405	378	701
e) Generation/(utilization) of loss carry-forwards	115	63	(427)
f) Other	—	—	—
g) Federal and foreign income taxes incurred	$(83)	$(37)	$(28)

	12/31/2015	12/31/2014	Change
2. Deferred Tax Assets:
(a) Ordinary:
1) Policyholder reserves	280	311	(31)
2) Investments	1,091	881	210
3) Deferred acquisition costs	25	26	(1)
4) Policyholder dividends accrual	667	679	(12)
5) Fixed assets	326	244	82
6) Compensation and benefits accrual	217	326	(109)
7) Receivables – non-admitted	51	90	(39)
8) Net operating loss carry-forward	1,841	1,728	113
9) Tax credit carry-forward	77	64	13
10) Other (including items < 5% of total ordinary tax assets)	635	606	29
11) Intangible assets – business in force and software	5,841	6,220	(379)
Subtotal	$11,051	$11,175	$(124)
(b) Statutory valuation allowance adjustment	—	17	(17)
(c) Non-admitted	7,301	7,449	(148)
(d) Admitted ordinary deferred tax assets (2a-2b-2c)	$3,750	$3,709	$41

(e) Capital:
1) Investments	$588	$1,114	$(526)
2) Real estate	63	63	—
Subtotal	$651	$1,177	$(526)
(f) Statutory valuation allowance adjustment	—	—	—
(g) Non-admitted	—	—	—
(h) Admitted capital deferred tax assets(2e-2f-2g)	651	1,177	(526)
(i) Admitted deferred tax assets(2d+2h)	$4,401	$4,886	$(485)

Intelligent Variable Annuity ■ Statement of Additional Information	B-135

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	12/31/2015	12/31/2014	Change
3. Deferred Tax Liabilities:
(a) Ordinary:
1) Investments	$200	$243	$(43)
2) Other (including items < 5% of total ordinary tax liabilities)	—	5	(5)
Subtotal	$200	$248	$(48)
(b) Capital:
1) Investments	992	1,417	(425)
Subtotal	$992	$1,417	$(425)
(c) Deferred tax liabilities (3a+3b)	$1,192	$1,665	$(473)

4. Net Deferred Tax:
Assets/Liabilities (2i–3c)	$3,209	$3,221	$(12)

The provision for federal and foreign income taxes incurred differs from the amount obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2015 are as follows (dollars in millions):

Description	Amount	Tax Effect	Effective Tax Rate
Provision computed at statutory rate	$1,258	$440	35%
Dividends received deduction	(52)	(18)	(1.44)%
Amortization of interest maintenance reserve	(266)	(93)	(7.4)%
Statutory impairment of affiliated common stock	242	85	6.74%
Prior year true-ups	586	205	16.29%
Current year deferred only adjustments—deferred affiliate gains, credit carryovers, nonadmitted assets	(178)	(62)	(4.95)%
Change in statutory valuation allowance	(47)	(16)	(1.32)%
Other	(12)	(5)	(0.34)%
Total statutory income taxes	$1,531	$536	42.58%

Federal and foreign income tax incurred (benefit) expense		$(83)	(6.56)%
Change in net deferred income tax charge (benefit)		160	12.71%
Tax effect of unrealized capital (loss) gain		459	36.43%
Total statutory income taxes		$536	42.58%

At December 31, 2015, the Company has net operating loss carry forwards expiring through the year 2030 (in millions):

Year Incurred	Operating Loss	Year of Expiration
2002	$669	2017
2003	467	2018
2004	356	2019
2008	1,017	2023
2012	2,030	2027
2014	344	2029
2015	377	2030
Total	$5,260

At December 31, 2015, the Company has no capital loss carry forwards.

At December 31, 2015, the Company has foreign tax credits of $48 million generated during the years 2006 to 2015 and expiring between 2016 and 2025.

At December 31, 2015, the Company has general business credits of $29 million generated during the years 2004 to 2014 and expiring between 2024 to 2034.

The Company did not incur federal income taxes expense for 2015 or preceding years that would be available for recoupment in the event of future net losses.

The Company does not have any protective tax deposits on deposit with the Internal Revenue Service under IRC Section 6603.

B-136	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Beginning in 1998, the Company filed a consolidated federal income tax return with its includable affiliates (the “consolidating companies”). The consolidating companies participate in tax-sharing agreements. Under the general agreement, which applies to all of the below listed entities except those denoted with an asterisk (*), current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes generated when utilized in the consolidated return.

1) 730 Texas Forest Holdings, Inc.

2) Covariance Capital Management, Inc.

3) GreenWood Resources, Inc.

4) JWL Properties, Inc.

5) ND Properties, Inc.

6) Nuveen Asia Investments, Inc.*

7) Nuveen Holdings, Inc.*

8) Nuveen Investment Solutions, Inc.*

9) Nuveen Investments Advisers Inc.*

10) Nuveen Investments Holdings, Inc.*

11) Nuveen Investments Institutional Services Group, LLC*

12) Nuveen Investments, Inc.*

13) Nuveen Securities, LLC*

14) Oleum Holding Company, Inc.

15) Rittenhouse Asset Management, Inc.*

16) T-C Europe Holding, Inc.

17) T-C SP, Inc.

18) T-C Sport Co., Inc.

19) TCT Holdings, Inc.

20) Teachers Advisors, Inc.

21) Teachers Personal Investors Service, Inc.

22) Terra Land Company

23) TIAA Asset Management Finance Company, LLC*

24) TIAA Board of Overseers

25) TIAA-CREF Life Insurance Company

26) TIAA-CREF Trust Company, FSB

27) TIAA-CREF Tuition Financing, Inc.

28) T-Investment Properties Corp.

29) Westchester Group Asset Management, Inc.

30) Westchester Group Farm Management, Inc.

31) Westchester Group Investment Management Holding Company Inc.

32) Westchester Group Investment Management, Inc.

33) Westchester Group Real Estate, Inc.

The companies denoted with an asterisk above (collectively, “TAMF subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, TIAA Asset Management Finance Company, LLC (“TAMF”) makes payments to TIAA for amounts equal to the federal income payments that the TAMF subgroup would be obliged to pay the federal government if the TAMF subgroup had actually filed a separate consolidated tax return. TAMF is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the TAMF subgroup could have carried back to a prior consolidated return year. However, in the event the TIAA consolidated group owes Alternative Minimum Tax (“AMT”) in a given year, TAMF will pay or receive reimbursements for its allocable share of tax, in an amount equal to the ratio that its standalone AMT liability bears to that of the consolidated group’s liability.

Amounts receivable from/(payable to) the Company’s subsidiaries for federal income taxes are ($19) million and $5 million at December 31, 2015 and 2014, respectively.

The Company has no federal or foreign income tax loss contingencies as determined in accordance with SSAP No. 5R, with the modifications provided in SSAP No. 101, and there is no reasonable possibility that the total liability will significantly increase within 12 months of the reporting date.

The Company’s tax years 2010 through 2015 are open to examination by the IRS.

Intelligent Variable Annuity ■ Statement of Additional Information	B-137

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 17—pension plan and post-retirement benefits

The Company maintains a qualified, non-contributory defined contribution pension plan covering substantially all employees. All employee pension plan liabilities are fully funded through retirement annuity contracts. Contributions are made to each participant’s contract based on a percentage of salary, with the applicable percentage varying by attained age. All contributions are fully vested after three years of service. Forfeitures arising from terminations prior to vesting are used to reduce future employer contributions. The statements of operations include contributions to the pension plan of approximately $53 million, $47 million and $38 million for the years ended December 31, 2015, 2014 and 2013, respectively. This includes supplemental contributions made to company-owned annuity contracts under a non-qualified deferred compensation plan.

In addition to the pension plan, the Company provides certain other post-retirement life and health insurance benefits to eligible retired employees who meet prescribed age and service requirements. The benefit obligation and net periodic benefit cost of this plan for the years ended December 31, are as follows (in millions):

	Post-retirement Benefits
	2015	2014	2013
Benefit obligation	$104	$105	$156
Net period benefit cost	$4	$15	$25

Note 18—reinsurance

Reinsurance transactions included in the statutory—basis statements of operations “Insurance and annuity premiums and other considerations” are as follows (in millions):

	Years Ended December 31,
	2015	2014	2013
Direct premiums	$13,673	$12,925	$14,410
Ceded premiums	(14)	(15)	(15)
Net premiums	$13,659	$12,910	$14,395

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. A liability is established for reserves ceded to unauthorized reinsurers which are not secured by or in excess of letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Amounts shown in the financial statements are reported net of the impact of reinsurance.

Note 19—repurchase and securities lending programs

Repurchase Program

The Company has a repurchase program to sell and repurchase securities for the purposes of providing additional liquidity. For repurchase agreements, the Company’s policy requires a minimum of 95% of the fair value of securities transferred under repurchase agreements to be maintained as collateral.

As of December 31, 2015 and December 31, 2014, the Company had no outstanding repurchase agreements.

Securities Lending Program

The Company has a securities lending program whereby it may lend securities to qualified institutional borrowers to earn additional income. The Company receives collateral (in the form of cash) against the loaned securities and maintains collateral in an amount not less than 102% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Company the next business day. Cash collateral received by the Company will generally be invested in high-quality short-term instruments or bank deposits.

As of December 31, 2015, the estimated fair value of the Company’s securities on loan under the program was $808 million. The estimated fair value of collateral held by the Company for the bonds on loan as of December 31, 2015, was reported in “Securities lending collateral assets” with an offsetting collateral liability of $827 million included in “Payable for collateral for securities loaned”. This collateral received is cash and has not been sold or re-pledged as of December 31, 2015.

B-138	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Of the cash collateral from the program, $357 million is held as cash as of December 31, 2015, with the remaining $470 million invested in overnight Treasury reverse repurchase agreements. Thus, the collateral remains liquid and could be returned in the event of a collateral call. The amortized cost and fair value of the reinvested cash collateral by the maturity date of the invested asset is as follows (in millions):

	Amortized Cost	Fair Value
Open	$357	$357
30 days or less	470	470
Total collateral reinvested	$827	$827

As of December 31, 2014, the estimated fair value of the Company’s securities on loan under the program was $599 million. The estimated fair value of collateral held by the Company for the bonds on loan as of December 31, 2014, was reported in “Securities lending collateral assets” with an offsetting collateral liability of $614 million in “Payable for collateral for securities loaned”. This collateral received was cash and had not been sold or re-pledged as of December 31, 2014.

Of the cash collateral received from the program, $394 million was held as cash as of December 31, 2014, with the remaining $220 million invested in overnight Treasury reverse repurchase agreements. Thus, the collateral was liquid and could have been returned in the event of a collateral call. The amortized cost and fair value of the reinvested cash collateral by the maturity date of the invested asset is as follows (in millions):

	Amortized Cost	Fair Value
Open	$394	$394
30 days or less	220	220
Total collateral reinvested	$614	$614

Note 20—Federal Home Loan Bank of New York membership and borrowings

The Company is a member of the Federal Home Loan Bank of New York (FHLBNY). Through its membership, the Company has the ability to conduct business activity (advances) with the FHLBNY. It is part of the Company’s strategy to utilize these funds to provide TIAA with additional liquidity to supplement existing sources, and can also be a source of contingent liquidity to meet other requirements. The Company has determined the estimated maximum borrowing capacity as 2% of total net admitted assets at the current reporting date.

The following table shows the FHLB capital stock held as of December 31, 2015, (in millions):

	Total	General Account	Separate Account
Membership stock—class A	$—	$—	$—
Membership stock—class B	96	96	—
Activity stock	—	—	—
Excess stock	—	—	—
Total	$96	$96	$—

The Company became a member of the FHLBNY during 2015. Therefore, no capital stock was held as of December 31, 2014.

The capital stock held by the Company as of December 31, 2015 is eligible for redemption as follows:

			Eligible for Redemption
Membership Stock	Current Year Total	Not Eligible for Redemption	Less than 6 Months	6 Months or Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
Class A	$—	$—	$—	$—	$—	$—
Class B	$96	$96	$—	$—	$—	$—

The Company did not conduct any borrowings from the FHLBNY for the year-ended December 31, 2015. Therefore, no collateral was pledged by the Company to the FHLBNY at any point during the year.

Intelligent Variable Annuity ■ Statement of Additional Information	B-139

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 21—capital and contingency reserves and shareholders’ dividends restrictions

The portion of contingency reserves represented or reduced by each item below for the years ended December 31 are as follows (in millions):

	2015	2014
Net unrealized capital gains (losses)	$(1,433)	$337
Change in asset valuation reserve	1,110	(387)
Change in net deferred income tax	(160)	(447)
Change in non-admitted assets	43	594
Issuance of surplus notes	—	2,000
Change in post-retirement benefit liability	1	60

Capital: The Company has 2,500 shares of Class A common stock authorized, issued and outstanding. All of the outstanding common stock of the Company is held by the TIAA Board of Overseers, a not-for-profit corporation created for the purpose of holding the common stock of the Company. By charter, the Company operates without profit to its sole shareholder.

Surplus Notes: The following table provides information related to the Company’s outstanding surplus notes as of December 31, 2015 (in millions):

Date Issued	Interest Rate	Par Value (Face Amount of Notes)	Carrying Value of Note	Interest Paid Year to Date	Total Principal and / or Interest Paid	Date of Maturity
12/16/2009	6.850%	$2,000	$2,000	$137	$822	12/16/2039
09/15/2014	4.900%	$1,650	$1,650	$80	$80	09/15/2044
09/15/2014	4.375%	$350	$350	$15	$15	09/15/2054

The instruments listed in the above table, are unsecured debt obligations of the type generally referred to as “surplus notes” and are issued in accordance with Section 1307 of the New York Insurance Law. The surplus notes are subordinated in right of payment to all present and future indebtedness, policy claims and other creditor claims of the Company and rank pari passu with any future surplus notes of the Company and with any other similarly subordinated obligations.

The notes were issued in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, and the notes are evidenced by one or more global notes deposited with a custodian for, and registered in the name of a nominee of, The Depository Trust Company.

No subsidiary or affiliate of the Company is an obligor or guarantor of the notes, which are solely obligations of the Company. No affiliates of the Company hold any portion of the notes.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. Under New York Insurance Law, the notes are not part of the legal liabilities of the Company. The notes are not scheduled to repay any principal prior to maturity. Each payment of interest and principal may be made only with the prior approval of the Superintendent and only out of the Company’s surplus funds, which the Superintendent of the Department determines to be available for such payments under New York Insurance Law. In addition, provided that approval is granted by the Superintendent of the Department, the notes may be redeemed at the option of the Company at any time at the “make-whole” redemption price equal to the greater of the principal amount of the notes to be redeemed, or the sum of the present values of the remaining scheduled interest and principal payments, excluding accrued interest as of the redemption date, discounted to the redemption date on a semi-annual basis at the adjusted Treasury rate plus 40 basis points, plus in each case, accrued and unpaid interest payments on the notes to be redeemed to the redemption date.

Dividend Restrictions: Under the New York Insurance Law, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company has not paid dividends to its shareholder.

B-140	Statement of Additional Information ■ Intelligent Variable Annuity

continued

Note 22—contingencies and guarantees

Subsidiary and Affiliate Guarantees:

At December 31, 2015, the Company was obligor under the following guarantees, indemnities and support obligations:

Nature and circumstances of guarantee and key attributes, including date and duration of agreement.	Liability recognition of guarantee. (Include amount recognized at inception. If no initial recognition, document exception allowed under SSAP No. 5R.)	Ultimate financial statement impact if action under the guarantee is required.	Maximum potential amount of future payments (undiscounted) the guarantor could be required to make under the guarantee. If unable to develop an estimate, this should be specifically noted.	Current status of payment or performance risk of guarantee. Also provide additional discussion as warranted.
Financial support agreement with TIAA-CREF Life Insurance Company to have (i) capital and surplus of $250.0 million; (ii) the amount of capital and surplus necessary to maintain TIAA-CREF Life’s capital and surplus at a level not less than 150% of the NAIC RBC model; or (iii) such other amounts as necessary to maintain TIAA-CREF Life’s financial strength rating the same or better than the Company’s rating at all times.	Guarantee made to/or on behalf of a wholly-owned subsidiary and as such are excluded from recognition.	Investment in Subsidiary, Controlled, or Affiliated (“SCA”)	Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.	At December 31, 2015, the
capital and surplus of
TIAA-CREF Life Insurance
Company was in excess of
the minimum capital and
surplus amount referenced,
and its total adjusted
capital was in excess of the
referenced RBC-based
amount calculated at
December 31, 2015.

The Company has agreed that it will cause TIAA-CREF Life to be sufficiently funded at all times in order to meet all its contractual obligations on a timely basis including, but not limited to, obligations to pay policy benefits and to provide policyholder services. This agreement is not an evidence of indebtedness or an obligation or liability of the Company and does not provide any creditor of TIAA-CREF Life with recourse to or against any of the assets of the Company.

Related to the 2014 acquisition of Nuveen Investments, TAM Finance Company, LLC, the Acquirer and an indirectly owned subsidiary of TIAA, recorded purchase related liabilities at a fair value of $319 million which could be payable according to facts and circumstances in 2017. The Company has agreed to fund these obligations in the event required payments to the Seller are not made by TAM Finance Company, LLC.

The Company also provides a $100 million committed 364-day revolving line of credit arrangement with Nuveen Investments, Inc. This line has an expiration date of December 29, 2016. During the period ending December 31, 2015, there were no draw-downs made under this line of credit arrangement.

The Company provides a $100 million unsecured 364-day revolving line of credit arrangement with TIAA-CREF Life. This line has an expiration date of July 11, 2016. As of December 31, 2015, $30 million of this facility was maintained on a committed basis for which TIAA-CREF Life paid a commitment fee of 7.0 basis points on the unused committed amount. During the period ending December 31, 2015, 28 draw-downs totaling $51.5 million were made under this line of credit arrangement of which none were outstanding as of December 31, 2015.

The Company also provides a $1,000 million uncommitted line of credit to certain accounts of College Retirement Equities Funds (“CREF”) and certain TIAA-CREF Funds (“Funds”). Loans under this revolving credit facility are for a maximum of 60 days and are made solely at the discretion of the Company to fund shareholder redemption requests or other temporary or emergency needs of CREF and the Funds. It is the intent of the Company, CREF and the Funds to use this facility as a supplemental liquidity facility, which would only be used after CREF and the Funds have exhausted the availability of the current $1,500 million committed credit facility maintained with a group of banks.

The Company guarantees CREF transfers to the Company for the immediate purchase of lifetime payout annuities will produce guaranteed payments that will never be less than the amounts calculated at the stipulated interest rate and mortality defined in the applicable CREF contract.

The Company provides a $300 million unsecured and uncommitted 364-day revolving line of credit arrangement with TIAA-CREF Trust Company, FSB. This line has an expiration date of September 14, 2016. During the period ending December 31, 2015, there were no draw-downs made under this line of credit arrangement.

Intelligent Variable Annuity ■ Statement of Additional Information	B-141

Notes to statutory–basis financial statements	concluded

Teachers Insurance and Annuity Association of America

Separate Account Guarantees: The Company provides mortality and expense guarantees to VA-1, for which it is compensated. The Company guarantees, at death, the total death benefit payable from the fixed and variable accounts will be at least a return of total premiums paid less any previous withdrawals. The Company also guarantees expense charges to VA-1 participants will never rise above the maximum amount stipulated in the contract.

The Company provides mortality, expense and liquidity guarantees to REA and is compensated for these guarantees. The Company guarantees once REA participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees expense charges to REA participants will never rise above the maximum amount stipulated in the contract. The Company provides REA with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. If REA cannot fund participant requests, TIAA’s general account will fund them by purchasing accumulation units. Under this agreement, TIAA guarantees that participants will be able to redeem their accumulation units at the accumulation unit value next determined after the transfer or withdrawal request is received in good order.

As of December 31, 2015, there are no outstanding liquidity units under the liquidity guarantee provided to REA by the Company.

The Company provides mortality and expense guarantees to VA-3 and is compensated for these guarantees. The Company guarantees once VA-3 participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees expense charges to VA-3 participants will never rise above the maximum amount stipulated in the contract.

Other contingencies:

In the ordinary conduct of certain of its investment activities, the Company provides standard indemnities covering a variety of potential exposures. For instance, the Company provides indemnifications in connection with site access agreements relating to due diligence review for real estate acquisitions, and the Company provides indemnification to underwriters in connection with the issuance of securities by or on behalf of the Company or its subsidiaries. It is the Company management’s opinion that the fair value of such indemnifications are negligible and do not materially affect the Company’s financial position, results of operations or liquidity.

Other contingent liabilities arising from litigation and other matters over and above amounts already provided for in the financial statements or disclosed elsewhere in these notes are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; Federal regulators, including the SEC; Federal governmental authorities; and the Financial Industry Regulatory Authority (“FINRA”) seeking a broad range of information. The Company cooperates in these inquiries.

Note 23—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through April 4, 2016, the date the financial statements were available to be issued. No such items were identified by the Company.

B-142	Statement of Additional Information ■ Intelligent Variable Annuity

730 Third Avenue

New York, NY 10017-3206

A11525 (5/16)

C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: Not applicable

Part B: Includes all required financial statements of the Separate Account, TIAA-CREF Life Insurance Company and Teachers Insurance and Annuity Association of America.

(b)	Exhibits

(1)	Resolution of the Board of Directors of TIAA-CREF Life Insurance Company establishing TIAA-CREF Life Separate Account VA-1 (Registrant)[1]

(2)	None

(3) (A)	Distribution Agreement by and among TIAA-CREF Life, TIAA-CREF Life on behalf of the Registrant, and Teachers Personal Investors Services, Inc. (TPIS)[8]

(B)	Selling Agreement between TPIS and TIAA-CREF Individual and Institutional Services, Inc. and Amendment thereto[1]

(C)	Principal Underwriter Distribution Agreement for the TIAA-CREF Life Insurance Company Unit Investment Trust Separate Accounts.(14)

(D)	Cash Disbursement and Reimbursement Agreement for the TIAA-CREF Life Insurance Company Unit Investment Trust Separate Accounts.(14)

(4)	(A) Form of Contract[9]

(B)	Endorsement for partial annuitization and maturity age[19]

(C)	Form of the Guaranteed Living withdrawal Benefit Rider[19]

(D)	Endorsement for Internal Revenue Code Section 72(s)(21)*

(5)	Form of Application[19]

(6)

(A)	Charter of TIAA-CREF Life Insurance Company[2]

(B)	Bylaws of TIAA-CREF Life Insurance Company[2]

(7)	Reinsurance Agreement for Guaranteed Living Benefit[18]

(8)

(A)	Form of Participation/Distribution Agreement with TIAA-CREF Life Funds[2]
(B)	Form of Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Institutional Shares.[3]
(C)	Form of Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Service Shares.[3]
(D)	Form of Participation Agreement among TIAA-CREF Life, Calamos Advisors Trust, Calamos Advisors LLC, and Calamos Financial Services LLC with respect to Institutional Shares.[3]
(E)	Form of Participation Agreement among TIAA-CREF Life, Credit Suisse Trust, Credit Suisse Asset Management, LLC, and Credit Suisse Asset Management Securities, Inc.[3]
(F)	Form of Participation Agreement among TIAA-CREF Life, Teachers Personal Investors Services, Inc., Franklin Templeton Variable Insurance Products Trust, and Franklin/Templeton Distributors, Inc.[3]
(G)	Form of Participation Agreement among TIAA-CREF Life, MFS Variable Insurance Trust, and Massachusetts Financial Services Company.[3]
(H)	Form of Participation Agreement among TIAA-CREF Life, Neuberger Berman Advisers Management Trust, and Neuberger Berman Management, Inc.[3]
(I)	Form of Participation Agreement among TIAA-CREF Life, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC.[3]
(J)	Form of Participation Agreement among TIAA-CREF Life, Royce & Associates, LLC, and Royce Capital Fund.[3]
(K)	Form of Participation Agreement among TIAA-CREF Life, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P.[3]

(L)	Form of Participation Agreement among TIAA-CREF Life, Salomon Brothers Variable Series Fund Inc., and Legg Mason Investor Services, LLC.[3]
(M)	Form of Participation Agreement among TIAA-CREF Life, Greenwich Street Series Fund, and Legg Mason Investor Services, LLC.[3]
(N)	Form of Participation Agreement among TIAA-CREF Life, Columbia Wanger Asset Management, LLP, Columbia Management Distributors, Inc., and Wanger Advisors Trust.[3]
(O)	Form of Participation Agreement among TIAA-CREF Life, WM Variable Trust, and WM Funds Distributor, Inc.[3]
(P)	Form of Participation Agreement among TIAA-CREF Life, The Prudential Series Fund, Prudential Investments LLC, and Prudential Investment Management Services LLC.[3]
(Q)	Form of Participation Agreement between Principal Variable Contracts Fund, Inc., Principal Funds Distributor Inc. and TIAA Life Insurance Company.[4]
(R)	Amendment to Participation and Distribution Agreement by and among TIAA-CREF Life, TIAA-CREF Life on behalf of the Registrant, and Teachers Personal Investors Services, Inc., dated as of October 19, 2004.[5]
(S)	Amendment to Participation and Distribution Agreement among TIAA-CREF Life Insurance Company, TIAA-CREF Life Funds, and Teachers Personal Investors Services, Inc., dated as of September 15, 2005.[6]
(T)	Form of Amendment to Fund Participation Agreement between Calamos Financial Services LLC and TIAA-CREF Life Insurance Company.[4]
(U)	Form of Amendment to Fund Participation Agreement by and between Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and TIAA-CREF Life Insurance Company.[4]
(V)	Amendment to Participation Agreement by and among Legg Mason Investors Services, LLC, Legg Mason Partners Variable Equity Trust, and TIAA-CREF Life Insurance Company.[10]
(W)	Amendment to Participation Agreement by and among Legg Mason Investors Services, LLC, Legg Mason Partners Variable Income Trust, Legg Mason Partners Variable Equity Trust, and TIAA-CREF Life Insurance Company.[10]
(X)	Form of Amendment to Participation Agreement by and among Credit Suisse Trust, Credit Suisse Asset Management LLC, and Credit Suisse Asset Management Securities, Inc and TIAA-CREF Life Insurance Company.[4]
(Y)	Form of Fund/SERV and Networking Supplement to Participation Agreement by and among MFS Variable Insurance Trust and Massachusetts Financial Services Company.[4]
(Z)	Amendment to Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Institutional Shares, dated July 24, 2007.[10]
(AA)	Amendment to Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Service Shares, dated July 24, 2007.[10]
(AB)	Amendment to Participation Agreement among TIAA-CREF Life, Calamos Advisors Trust, Calamos Advisors LLC, and Calamos Financial Services LLC with respect to Institutional Shares, dated July 24, 2007.[10]
(AC)	Amendment to Participation Agreement among TIAA-CREF Life, Credit Suisse Trust, Credit Suisse Asset Management, LLC, and Credit Suisse Asset Management Securities, Inc., dated July 24, 2007.[10]
(AD1)	Form of Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. and TIAA-CREF Life Insurance Company and Teachers Personal Investors Services, LLC, dated July 24, 2007.[9]
(AD2)	Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and TIAA-CREF Life Insurance Company dated August 1, 2007.[10]
(AE)	Amendment to Participation Agreement among TIAA-CREF Life, MFS Variable Insurance Trust, and Massachusetts Financial Services Company, dated July 1, 2007.[10]
(AF)	Amendment to Participation Agreement among TIAA-CREF Life, Neuberger Berman Advisers Management Trust, and Neuberger Berman Management, Inc., dated July 27, 2007.[10]
(AG)	Amendment to Participation Agreement among TIAA-CREF Life, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC, dated July 24, 2007.[10]
(AH)	Amendment to Participation Agreement among TIAA-CREF Life, Royce & Associates, LLC, and Royce Capital Fund, dated July 24, 2007.[10]
(AI)	Amendment to Participation Agreement among TIAA-CREF Life, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P., dated July 24, 2007.[10]
(AJ)	Form of Amendment to Participation Agreement among TIAA-CREF Life, Salomon Brothers Variable Series Fund Inc., and Legg Mason Investor Services, LLC, dated July 27, 2007.[9]
(AK)	Form of Amendment to Participation Agreement among TIAA-CREF Life, Greenwich Street Series Fund, and Legg Mason Investor Services, LLC, dated July 27, 2007.[9]
(AL)	Amendment to Participation Agreement among TIAA-CREF Life, Columbia Wanger Asset Management, LLP, Columbia Management Distributors, Inc., and Wanger Advisors Trust, dated July 24, 2007.[10]
(AM)	Amendment to Participation Agreement among TIAA-CREF Life, The Prudential Series Fund, Prudential Investments LLC, and Prudential Investment Management Services LLC, dated July 24, 2007.[10]

(AN)	Amendment to Participation Agreement between Principal Variable Contracts Fund, Inc., Principal Funds Distributor Inc. and TIAA-CREF Life Insurance Company, dated as of July 24, 2007.[10]
(AO)	Form of Shareholder Information Agreement between Credit Suisse Asset Management Securities, Inc. and TIAA-CREF Life Insurance Company.[4]
(AP)	Form of Shareholder Information Agreement between Delaware Service Company, Inc. Securities, Inc. and TIAA-CREF Life Insurance Company.[4]
(AQ)	Form of Shareholder Information Agreement between Neuberger Berman Management Inc. and TIAA-CREF Life Insurance Company.[4]
(AR)	Form of Shareholder Information Agreement between Prudential Investment Management Services LLC and TIAA-CREF Life Insurance Company.[4]
(AS)	Form of Shareholder Information Agreement between Royce Fund Services, Inc. and TIAA-CREF.[4]
(AT)	Form of Shareholder Information Agreement between Teachers Personal Investors Services, Inc. and TIAA-CREF Life Insurance Company.[7]
(AU)	Form of Shareholder Information Agreement between MFS Fund Distributors, Inc. and TIAA-CREF Life Insurance Company.[4]
(AV)	Form of Shareholder Information Agreement between Allianz Global Investors Distributors LLC and TIAA-CREF Life Insurance Company.[4]
(AW)	Form Shareholder Information Agreement between Franklin Templeton Franklin/Templeton Distributors, Inc. and TIAA-CREF Life Insurance Company.[4]
(AX)	Form of Amendment to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA-CREF Life Insurance Company.[4]
(AY)	Form of Amendment to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA-CREF Life Insurance Company.[4]
(AZ)	Distribution and Administrative Service Agreement between Neuberger Management Inc and TIAA-CREF Life Insurance Company.[4]
(BA)	Form of Administrative Services Agreement between Columbia Management Distributors, Inc. and TIAA-CREF Life Insurance Company.[4]
(BB)	Administrative Services Agreement between Credit Suisse Asset Management, LLC and TIAA-CREF Life Insurance Company.[4]
(BC)	Administrative Services Agreement by and between Franklin Templeton Services, LLC, and TIAA-CREF Life Insurance Company.[4]
(BD)	Administrative Services Agreement between Legg Mason Investor Services, LLC and TIAA-CREF Life Insurance Company.[4]
(BE)	Administrative Services Agreement between Janus Capital Management LLC and TIAA-CREF Life Insurance Company.[4]
(BF)	Distribution and Shareholder Services Agreement between Janus Distributors LLC and TIAA-CREF Life Insurance Company.[4]
(BG)	Administrative Services Agreement between Royce & Associates, LLC and TIAA-CREF Life Insurance Company.[10]
(BH)	Amendment No. 1 to the Administrative Services Agreement by and between Franklin Templeton Services, LLC, and TIAA-CREF Life Insurance Company.[10]
(BI)	Amendment No. 1 to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA-CREF Life Insurance Company.[10]
(BJ)	Amendment No. 1 to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA-CREF Life Insurance Company.[10]
(BK)	Form of Administrative Services Agreement by and between McCamish Systems, LLC and TIAA-CREF Life Insurance Company.[11]
(BL)	Form of Investment Accounting Agreement by and between State Street Bank and Trust Company and Teachers Insurance and Annuity Association of America and TIAA-CREF Life Insurance Company on behalf of the Separate Account.[11]
(BM)	Form of Domestic Custody Agreement by and between JPMorgan Chase Bank, N.A. and TIAA-CREF Life Insurance Company on behalf of the Separate Account.[11]
(BN)	Form of Participation Agreement among TIAA-CREF Life, ING Investors Trust, and ING Funds Distributor, LLC with respect to institutional shares.[12]
(BO)	Investment Advisory Agreement between TIAA-CREF Life Funds and Teachers Advisors, Inc[12]
(BP)	Administrative Services Agreement between TIAA-CREF Life Funds and Teachers Advisors, Inc[12]
(BQ)	Participation Agreement among T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc., and TIAA-CREF Life Insurance Company. (14)
(BR)	Form of Participation Agreement by and among DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and TIAA-CREF Life Insurance Company. (15)
(BS)	Amendment to Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., TIAA-CREF Life Insurance Company, and TIAA-CREF Institutional and Individual Services, LLC.(16)

(BT)	Amendment to Fund Participation Agreement between ING Investors Trust, ING Investments Distributor, LLC, and TIAA-CREF Life Insurance Company.(16)
(BU)	Amendment to Fund Participation Agreement between T. Rowe Price Associates, Inc. and TIAA-CREF Life Insurance Company.(16)
(BV)	Amendment to Fund Participation Agreement between T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc., and TIAA-CREF Life Insurance Company. (16)
(BW)	Amendment to Fund Participation Agreement between Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC and TIAA-CREF Life Insurance Company. (17)
(BX)	Amendment to Fund Participation Agreement between DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and TIAA-CREF Life Insurance Company. (17)
(BY)	Amendment to Fund Participation Agreement between PIMCO Variable Insurance Trust and PIMCO Investments LLC and TIAA-CREF Life Insurance Company. (17)
(BZ)	Participation Agreement among the RBB Fund, Inc., Matson Money, Inc., Foreside Funds Distributors LLC, and TIAA-CREF Life Insurance Company.(19)
(CA)	Participation Agreement among TIAA-CREF Life Funds, Teachers Personal Investors Services, Inc., Teachers Advisors, Inc. and TIAA-CREF Life Insurance Company.(19)
(CB)	Participation Agreement among John Hancock Variable Insurance Trust, John Hancock Distributors LLC, and TIAA-CREF Life Insurance Company.(20)
(CC)	Amendment to Fund Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, and TIAA-CREF Life Insurance Company.(20)
(CD)	Amendment to Fund Participation Agreement among T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc.and TIAA-CREF Life Insurance Company.(20)
(CE)	Amendment to Fund Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and TIAA-CREF Life Insurance Company.(20)
(CF)	Amendment to the Fund Participation Agreement among John Hancock Variable Insurance Fund, and TIAA-CREF Life Insurance Company. *
(CG)	Master Services Agreement effective as of September 30, 2015 between Teachers Insurance and Annuity Association of America and Accenture LLP (21)
(9)	Legality Opinion and Consent of Ken Reitz, Esquire.*
(10)	(A) Written Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm*
(11)	None
(12)	None
(13)	(A) Powers of Attorney (21)
[1]	Incorporated by reference to the initial filing of the Registration Statement on Form N-4, filed August 18, 1998 (File No. 333-61761 and 811-08963).
[2]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, filed January 31, 2002 (File No. 333-62162).
[3]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, filed March 9, 2006, (File Nos. 333-128699 and 811-10393).
[4]	Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6, filed May 2, 2007 (File Nos. 333-128699 and 811-10393).
[5]	Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, filed May 3, 2005 (File Nos. 333-62162 and 811-10393).
[6]	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-6, filed May 1, 2006 (File Nos. 333-128699 and 811-10393).
[7]	Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, filed May 1, 2007 (File Nos. 333-46414 and 811-08963).
[8]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 9, 1998 (File Nos. 333-61761 and 811-08963).
[9]	Incorporated by reference to the initial filing of the Registration Statement on Form N-4, filed August 2, 2007 (File Nos. 333-145064 and 811-08963).
[10]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed October 29, 2007 (File Nos. 333-145064 and 811-08963).
[11]	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed April 18, 2008 (File Nos. 333-145064 and 811-08963).
[12]	Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, filed on May 1, 2010 (File Nos 333-145064 and 811-08963).
[13]	Incorporated by reference to the Registration Statement on Form N-6, filed on January 31, 2012 (File Nos 333-179272 and 811-22659).

[14]	Incorporated by reference to the Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, filed on April 14, 2012 (File Nos 333-145064 and 811-08963).
[15]	Incorporated by reference to the Registration Statement on Form N-6, filed on August 3, 2012 (File Nos 333-183060 and 811-22659).
[16]	Incorporated by reference to the Post-Effective Amendment No. 9 to the Registration Statement on Form N-6, filed on April 24, 2013 (File Nos 333-128699 and 811-10393).
[17]	Incorporated by reference to the Post-Effective Amendment No. 10 to the Registration Statement on Form N-6, filed on February 7, 2014 (File Nos 333-128699 and 811-10393).
[18]	To be included by amendment to this registration.
[19]	Incorporated by reference to the Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, filed on February 28, 2014 (File Nos 333-145064 and 811-08963).

[20]	Incorporated by reference to the Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, filed on April 28, 2015 (File Nos 333-145064 811-08963)

[21]	Incorporated by reference to the Registration Statement on Form S-1 filed on March 23, 2016 (File No 333-210342)

*	Filed herewith.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
David M. Anderson	Director, Chairman, President and Chief Executive Officer
Kathie Andrade	Director
Rashmi Badwe	Director
Elizabeth D. Black	Director
Douglas E.Chittenden	Director
Sue Collins	Director
Christopher McGeown	Director
Eric T. Jones	Director
Russell Noles	Director
Ajay Sawhney Stephen D. Collier	Director Senior Vice President, Head of Tax

Elizabeth Debenedictis	Vice President
Larkin W. Fields	Chief Financial Officer
Margarita Echevarria	Chief Compliance Officer
Carol Fracasso	Vice President, Business Management
Bradley Gabel	Vice President, Chief Underwriting Officer
Peter Pisapia	Chief Compliance Officer of the Separate Account
Todd Sagmoe	Vice President, Illustration Actuary
Cherita Thomas	Secretary
Jorge Gutierrez	Treasurer
Ken Reitz	General Counsel

*	The principal business address for each officer and director is 730 Third Avenue, New York, New York 10017-3206

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

The following chart indicates subsidiaries of Teachers Insurance and Annuity Association of America. These subsidiaries are included in the consolidated financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

HOLDING COMPANY SYSTEM

3 COLLEGE RETIREMENT EQUITIES FUND (CREF)
Seven persons serve as members of TIAA Board of Overseers and as members of CREF.
1 TIAA BOARD OF OVERSEERS
2 Teachers Insurance and Annuity Association of America (TIAA)
4 TIAA-CREF Redwood, LLC
14 TIAA-CREF Individual & Institutional Services, LLC 14
6 TCT Holdings, Inc.
21 Oleum Holding Company,
18 Separate Real Estate Account Subsidiaries
17 Investment Subsidiaries
12 TIAA-CREF Tuition Financing, Inc.
26 Covariance Capital Management, Inc.
5 Kaspick & Company, LLC
37 730 Texas Forest Holdings, Inc.
7 TIAA-CREF Trust Company, FSB
22 Polar Star Canadian Oil and Gas Holding, Inc.
22 Adastra Management Inc.
42 TIAA Global Asset Management, LLC
8 TIAA-CREF Asset Management LLC
42 TIAA Asset Management Finance Company, LLC
26 CCAP GP, LLC and CCAP Series LP's
34 CCM Series, LLC, CCM Series 2, LLC
Subsidiaries
15 TIAA-CREF Life Insurance Company
22 Polar Star Canadian
31 TIAA Alternative Holdings, LLC
8 GTR Special Member Holdco LLC
43 Nuveen Holdings, Inc.
38 Inception GP LLC
Subsidiaries
16 TIAA-CREF Insurance Agency, LLC
22 Nova Star Oil and Gas Inc.
31 Global Ag AIV (CN) GP LLC Global Ag II AIV GP LLC
40 Envisage Information Systems, Inc.
43 Nuveen Investments, Inc.
25 T-C SMA I, LLC, T-C SMA III, LLC
Subsidiary
19 TIAA-CREF International Holdings LLC
Subsidiaries
11 Teachers Personal Investors Services, Inc.
31 GTR Investor Fund GP LLC
10 Teachers Advisors, Inc.
41 T-C Europe Holdings, Inc.
Subsidiaries
31 Global Timber Resources Investor Fund LP
Subsidiaries
9 TCAM Core Property Fund GP LLC
13 TIAA-CREF Investment Management, LLC
24 Active Extension Fund I, LLC and Active Extension Fund III, LLC
29 TIAA GTR Holdco LLC
19 TIAA International Holdings 1 Limited
19 TIAA International Holdings 2 Limited
19 TCAM Global UK Limited TCAM Global Australia Pty Ltd.
Subsidiaries
8 TIAA Global Ag II Special Member LLC
19 TIAA International Holdings 3 Limited
44 TH Property Holdings, L.L.C.
31 TIAA Global Ag Special Member LLC
Subsidiary
30 TIAA Global Ag Holdco LLC
23 TIAA-CREF LPHC, LLC
29 Global Timber Resources LLC
Subsidiary
20 TIAA Henderson Real Estate Limited
44 Henderson USA Funds
31 TCGA Investor Fund GP LLC TCGA II Investor Fund GP LLC
Subsidiaries
39 T-C 20 Hunter Street (AUS) Pty Ltd.
23 TCAM DOF GP LLC
Subsidiaries
Subsidiaries
Subsidiary
27 Westchester Group Investment Management Holding Company, Inc.
32 TIAA-CREF Alternatives Advisors, LLC
50 ND Properties, Inc.
Subsidiary
45 T-C Waterford Blue Lagoon General Partner LLC
28 Westchester Group Investment Management, Inc.
33 TIAA-CREF Alternatives Services LLC
32 Global Agriculture II Investor Fund, L.P.
50 ND Europe S.a.r.l.
23 TIAA-CREF Real Property Fund GP LLC
Subsidiaries
Subsidiaries
33 TCAS Global Investments LLC
50 ND Europe Office Holding S.a.r.l.
Subsidiaries
46 T-C Illinois Street, LLC
35 Beaver Investment Holdings LLC
Subsidiaries
47 ConsultEDUAlliance LLC
46 ARE-San Francisco No. 43, LLC
36 GreenWood Resources Inc.
49 T-C Met Lofts GP, LLC
48 Lewis & Clark Timberlands, LLC
31 TCGA BT AIV, LLC
Subsidiaries
Subsidiaries
31 Churchill Asset Management LLC
Subsidiaries
31 T-C U.S. Super Regional Mall Fund GP LLC

Item 27. Number of Contractowners

As of March 1, 2016, there were no Owners of the Qualified Contracts and 6,486 Owners of the Non-Qualified Contracts.

Item 28. Indemnification

The TIAA-CREF Life bylaws provide that the TIAA-CREF Life Insurance Company will indemnify, in the manner and to the fullest extent permitted by law, each person made or threatened to be made a party to any action, suit or proceeding, whether or not by or in the right of the TIAA-CREF Life Insurance Company, and whether civil, criminal, administrative, investigative or otherwise, by reason of the fact that he or she or his or her testator or intestate is or was a director, officer or employee of the TIAA-CREF Life Insurance Company, or is or was serving at the request of the TIAA-CREF Life Insurance Company as director, officer or employee of any other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise, if such director, officer or employee acted, in good faith, for a purpose which he reasonably believed to be in, or in the case of service for any other corporation or any partnership, joint venture trust, employee benefit plan or other enterprise, not opposed to, the best interests of the TIAA-CREF Life Insurance Company and in criminal actions or proceedings, in addition, had no reasonable cause to believe his or her conduct was unlawful. To the fullest extent permitted by law such indemnification shall include judgments, fines, amounts paid in settlement, and reasonable expenses, including attorneys’ fees. No payment of indemnification, advance or allowance under the foregoing provisions shall be made unless a notice shall have been filed with the Superintendent of Insurance of the State of New York not less than thirty days prior to such payment specifying the persons to be paid, the amounts to be paid, the manner in which payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Securities Act”) may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	Other Activity. TIAA-CREF Individual & Institutional Services, LLC (“TC Services”) acts as principal underwriter of the Policies as defined in the Investment Company Act of 1940, as amended. TC Services is also principal underwriter for TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds, TIAA-CREF Life Funds, and variable annuity contracts issued by TIAA-CREF Life Separate Account VA-1 and TIAA Separate Account VA-1.
(b)	Management.

Name and Principal Business Address*	Positions and Offices with Underwriter
Kathie J. Andrade	Chief Executive Officer, Chairman of the Board
Peter Kennedy	Vice President, Chief Operating Officer
Stephen D. Collier	Senior Vice President, Head of Tax
Pamela Lewis Marlborough	Vice President, Chief Legal Officer, Assistant Secretary
Christopher J. Weyrauch	President
Samuel Turvey	Chief Compliance Officer
Christy R. Lee	Chief Financial Officer, Controller
Jorge Gutierrez	Treasurer
Cherita Thomas	Secretary

*	The address of each Director and Officer is c/o TIAA-CREF Individual & Institutional Services, LLC, 730 Third Avenue, New York, NY 10017-3206

(c)	Compensation From the Registrant. None

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant’s home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 8500 Andrew Carnegie Boulevard, Charlotte, North Carolina 28262. In addition, certain duplicated records are maintained at Iron Mountain 22 Kimberly Road East Brunswick, NJ 08816, CitiStorage Inc 5 North 11th Street, Brooklyn, NY 11211, File Vault, 839 Exchange Street, Suite A, Charlotte, NC 28208, State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, MO 64105, JPMorgan Chase Bank, 4 Chase Metrotech Center Brooklyn, NY 11245, and McCamish Systems LLC, Storage of Documents: Iron Mountain, 660 Distribution Drive, Atlanta, GA 30336, Storage of Electronic Date: Quality Technology Services, 300 Satellite Blvd, Suwanee, GA 30024.

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication afixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

(d) TIAA-CREF Life represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by TIAA-CREF Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA-CREF Life Separate Account VA-1 certifies that it meets the requirements of Securities Act of 1933 Rule 485(b) for effectiveness of this registration statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 27th of April, 2016.

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

BY: TIAA-CREF Life Insurance Company

(On behalf of the Registrant and itself)

By:	*
David M. Anderson President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons on April 27, 2016, in the capacities indicated.

Signature	Title
* David M. Anderson	President and Chief Executive Officer
* Larkin W. Fields	Chief Financial Officer (Principal Financial and Accounting Officer)
* David M. Anderson	Director
* Kathie Andrade	Director
* Rashmi Badwe	Director
* Elizabeth D. Black	Director
* Douglas E. Chittenden	Director
* Sue Collins	Director
* Christopher McGeown	Director
* Eric T. Jones	Director
* Russell Noles	Director
* Ajay Sawhney	Director

* Signed by Kenneth W. Reitz, Esq. as attorney-in-fact pursuant to a Power of Attorney effective: February 22, 2016

/s/ Kenneth W. Reitz Kenneth W. Reitz, Esq. Attorney-in-fact

EXHIBIT INDEX

(8) (CF)	Participation Agreement among John Hancock Variable Insurance Trust, John Hancock Distributors LLC, and TIAA-CREF Life Insurance Company.

(9)	Legality Opinion and Consent of Ken Reitz, Esquire

(10)(A)	Written Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm